UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2016

						Intermediary	Intermediary
MONEY MARKET FUNDS	Class A	Class B	Class C	Class D	Class E	Class	Service Class	Class I	Class Y
HSBC Prime Money Market Fund	REAXX	—	HMMXX	HIMXX	HMEXX	HPGXX	HPFXX	HSIXX	RMYXX
HSBC U.S. Government
Money Market Fund	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGGXX	HGFXX	HGIXX	RGYXX
HSBC U.S. Treasury
Money Market Fund	HWAXX	—	HUCXX	HTDXX	HTEXX	HTGXX	HTFXX	HBIXX	HTYXX

HSBC Family of Funds Semi-Annual Report - April 30, 2016

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	7

Schedules of Portfolio Investments

HSBC Prime Money Market Fund	8
HSBC U.S. Government Money Market Fund	11
HSBC U.S. Treasury Money Market Fund	13
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	20
Notes to Financial Statements	26
Investment Adviser Contract Approval	35
Table of Shareholder Expenses	42
Additional Information	44
Other Information	47

Glossary of Terms

Barclays U.S. Aggregate Bond Index is index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Lipper Money Market Funds Average is an equally weighted average of mutual funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Lipper U.S. Government Money Market Funds Average is an equally weighted average of mutual funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Lipper U.S. Treasury Money Market Funds Average is an equally weighted average of mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an index that captures the large- and mid-cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy faced significant headwinds during the six-month period between November 1, 2015, and April 30, 2016. Markets experienced high levels of volatility amid low economic growth in many countries and regions. A more promising outlook emerged toward the end of the period, however, as oil prices showed signs of bottoming out and China’s troubled economy showed signs of stabilization.

U.S. economic growth slowed during the period amid weak manufacturing results and flagging retail sales. Low oil prices continued to pose challenges for the energy sector, which had been a major driver of economic growth in previous years. A strong dollar continued to drag on U.S. exports, although other areas of the U.S. economy offered some grounds for optimism. The housing market remained robust, and households continued to benefit from low inflation and upward pressure on wages.

The U.S. labor market remained stable and relatively healthy during the period. While the unemployment rate hovered around 5%, an uptick in initial jobless claims late in the period revealed underlying weakness. Rising wages appeared to boost the low labor market participation rate as re-entry into the workforce became more attractive.

European economies saw steady but slow growth, and economic data in the euro zone remained mixed overall. The labor market continued to improve, and manufacturing activity increased. Meanwhile, consumer confidence declined and inflation trended negative. The European Central Bank (ECB) responded to the slow pace of economic recovery with new stimulus measures that included incentives for banks to lend and broad interest rate cuts.

The Bank of Japan also eased monetary conditions, pushing interest rates into negative territory in a so-far unsuccessful attempt to weaken the yen. The Japanese economy continued to contract during the fourth quarter of 2015, and ongoing economic challenges created low expectations for growth in the first quarter of 2016. The Japanese labor market continued to improve, however.

Low prices for oil and other commodities were a major factor affecting the global economy during the period. This development hurt emerging economies that are generally heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

Uncertainty surrounding the health of the Chinese economy was another key theme of the period. China’s economy stabilized somewhat due in part to central bank stimulus measures, but it remained unclear whether declining levels of growth had bottomed out. Chinese industrial overcapacity was one factor behind the weak demand for commodities worldwide.

Commodities-exporting countries such as Russia and Brazil were particularly vulnerable to low demand and weak prices for commodities. Russia’s economy continued to suffer from heightened Western sanctions, and Brazil faced severe political turmoil as its economy sank deeper into recession. Calls for the impeachment of scandal-plagued President Dilma Rousseff appeared to instill confidence among investors late in the period.

In December, the U.S. Federal Reserve (Fed) raised its federal funds rate 25 basis points from a target range of 0% to 0.25% to a range of 0.25% to 0.50%. The Fed surprised many investors in the first quarter by adopting a more “dovish” outlook, however, softening its rate-hiking stance for the near future. Meanwhile central banks in many other economies—including the euro zone, Japan and China— expanded aggressive stimulus efforts. Overall, these developments boosted investor sentiment and helped stocks climb in the final weeks of the six-month period.

U.S. gross domestic product1 (GDP) grew at a rate of 1.4% in the fourth quarter of 2015. A preliminary estimate puts GDP growth at 0.8% for the first quarter of 2016.

Market Review

U.S. equities dropped significantly over the six-month period. Stocks began to lose ground in December and then saw a sharp sell-off in January and into mid-February. Equities rebounded during the final two months of the period, however, managing to make up for a large share of the earlier losses. Defensive sectors, including consumer staples, telecommunications services and utilities, performed best in this environment.

The S&P 500 Index1 of large company stocks advanced 0.43% for the six months through April 30, 2016. The Russell 2000 Index1 of small company stocks declined 1.90% during the period. U.S. stocks generally outperformed international markets during the period. Emerging markets equities rose sharply during the final months of the period, ending the period with smaller losses than many developed economies.

The MSCI EM Index1 ended the period down 0.01%, while the MSCI EAFE Index1 of developed market international stocks lost 2.82% for the period.

Global bonds benefited from the falling, or even negative, interest rates found in many economies during the period. U.S. fixed income investments generally performed well in this environment, posting modest gains. Investment grade credit spreads grew wider during much of the period, but narrowed significantly toward the period’s end. Treasury inflation-protected securities (TIPS) performed especially well during the period due to higher long-term inflation expectations following the Fed’s unexpectedly dovish stance.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.82% for the six-months through April 30, 2016. In Europe, corporate bond markets continued to be driven up by the ECB’s stimulus efforts. The ECB’s decision to expand its quantitative easing program to include investment grade, nonbank corporate bonds with maturities up to 30 years led to particularly strong performance for non-government securities.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Prime Money Market Fund (Class A Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares)

by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC Prime Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on money market securities increased over the six-month period ended April 30, 2016, as the Federal Reserve Board (the Fed) decided to raise short-term interest rates in December 2015.

After eight years of holding interest rates at near zero, the Fed raised its federal funds rate from a target range of 0% to 0.25% up to a range of 0.25% to 0.5%. At the time, the Fed announced that the small increase was likely the first in a series of modest interest rate hikes. As a result, investors spent the remainder of the reporting period anticipating those additional rate increases. Slow first quarter growth and continued weakness in commodity prices tempered those expectations however, and the Fed did not raise rates again during the period under review.

The Fund took a two-pronged approach to its holdings in this uncertain environment. Early in the period, we kept maturities relatively short for any fixed-rate purchases, in order to capitalize on the December rate increase. The Fund also purchased floating rate securities with longer maturities to limit interest rate risk in anticipation of additional rate increases. This strategy allowed the Fund to capture yield in the event of further rate hikes.†

Impending money market reforms that are scheduled to go into effect in October 2016 influenced how the Fund invested further out on the yield curve. The new regulations require institutional prime money market funds to convert from a fixed to a floating net asset value (NAV). This allows the daily share price of the Fund to fluctuate, should the market value of the portfolio’s holdings start to deviate significantly from $1.0000. We preferred floating rates, as opposed to fixed rates, on issues that were maturing beyond any planned conversion date. This strategy effectively limited potential price volatility and reduced interest rate risk.†

†    Portfolio composition is subject to change.

Fund Performance				Average Annual Total Return (%)			Yield (%)[2]	Expense Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2016	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	11/13/98	0.02	0.04	0.02	1.01	1.78	0.03	0.69	0.69
Class C4	3/23/01	—	—	—	—	1.06	—	1.29	1.29
Class D	4/1/99	0.03	0.06	0.02	1.06	1.81	0.10	0.54	0.54
Class I	1/9/02	0.18	0.24	0.12	1.25	1.48	0.46	0.19	0.19
Class Y	11/12/98	0.12	0.14	0.04	1.16	2.04	0.35	0.29	0.29
Lipper Money Market Funds Average[5]	—	0.02	0.03	0.02	1.03	1.77 [6]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.07%, 0.08%, 0.43% and 0.33% for Class A
Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201, 213, 102 and 82 days for the fiscal years ended October 31, 2001, October 31, 2014 , October 31, 2015 and the six months ended April 30, 2016, respectively. The Class was operational during the entire fiscal years from October 31, 2002 through 2013. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period October 31, 1998 to April 30, 2016.

4      HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund (Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares)

by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities increased during the six months through April 30, 2016.

The Federal Reserve Board (the Fed) raised its target range for its key short-term interest rate in December 2015—its first increase in almost a decade. At the time, the Fed announced that the small increase was likely the first in a series of modest interest rate hikes, pending signs of improvement in the domestic and global economies. However, the relatively slow growth in the first quarter of 2016 and an ongoing weakness in commodity prices led the Fed to hold off on further interest rate increases over the period.

Investors had long been expecting this first rate increase and Treasury yields had already priced in that rate hike—along with additional rate increases that the Fed and investors assumed would follow. Before prices began to move in a different direction, we were able to capitalize on some “curve steepening” by adding treasury coupons that mature in July and August, and essentially earn income at a rate of interest that was pricing in at least two additional rate hikes.

The Fund continued to maintain 30% to 40% of its holdings in overnight repurchase agreements (repos) for liquidity purposes. At points during the period, we also invested in short-term agency discount notes in the one- to three-month range. The narrow time window ensured that these maturities would take place prior to any further anticipated rate hikes, though the increases did not occur.†

†    Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2016	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	0.01	0.03	0.02	0.93	2.65	0.01	0.68	0.68
Class B4	9/11/98	-3.99	-3.98	0.02	0.89	1.51	0.01	1.28	1.28
Class C5	11/20/06	—	—	—	—	1.39	—	1.28	1.28
Class D	4/1/99	0.01	0.03	0.02	0.97	1.69	0.01	0.53	0.53
Class I6	12/24/03	0.08	0.09	0.03	—	1.05	0.23	0.18	0.18
Class Y	7/1/96	0.04	0.05	0.02	1.05	2.28	0.12	0.28	0.28
Lipper U.S. Government Money Market Funds Average[7]	—	0.01	0.01	0.01	0.98	2.71 [8]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.28%, -0.88%, -0.13%,0.22% and 0.12% for Class A Shares, Class B Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 4.00%, for returns presented.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire fiscal years ended October 31, 2007, 2008, 2011, 2012, 2013, 2014, 2015 and the entire six-months ended April 30, 2016. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire years ended October 31, 2008 through 2015 and the entire six-months ended April 30, 2016. No returns are presented for the 10-year period with non-continuous operations.
7	For additional information, please refer to the Glossary of Terms.
8	Return for the period April 30, 1990 to April 30, 2016.

HSBC FAMILY OF FUNDS      5

Portfolio Reviews (Unaudited)
HSBC U.S. Treasury Money Market Fund (Class A Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares)

by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s income may be subject to the federal alternative minimum tax and to certain state and local taxes.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

The Federal Reserve Board (the Fed) raised the target range for its federal funds rate (a short-term interest rate that significantly influences Treasury bill yields) in December 2015. As a result, Treasury bill yields increased during the reporting period ended April 30, 2016.

When the Fed carried out its much-anticipated December rate increase, it implied there could be additional modest rate increases to come—pending signs of improvement in the domestic and global economies. But slowing global and domestic growth, including a commodities plunge in China, caused the Fed to leave the rates untouched for the remainder of the period.

Typically there’s a high demand for short-term Treasury bills at the end of the calendar year, particularly from hedge funds and other institutional investors who need to show higher quality securities in their portfolios over a statement period. This demand tends to drive up prices and push yields down. The expected yield dip did not happen at the end of 2015, however, most likely because of the Fed’s decision to increase interest rates. These circumstances allowed the Fund to benefit from the improving performance on its shorter-term issues.

The Fund added floating rate bonds throughout the period, and benefited from their performance in an overall rising rate environment.†

†    Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2016	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.69	0.69
Class C5	12/24/03	—	—	—	—	0.04	—	1.29	1.29
Class D	5/14/01	0.00	0.00	0.00	0.80	1.02	0.00	0.54	0.54
Class I6	12/30/03	0.05	0.05	0.01	0.91	1.06	0.11	0.19	0.19
Class Y	5/11/01	0.01	0.01	0.00	0.87	1.15	0.02	0.29	0.29
Lipper U.S. Treasury Money Market Funds Average[7]	—	0.01	0.01	0.01	0.85	1.07 [8]	N/A	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Fund in respect of a one-time payment in respect of a class action settlement and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Fund not received the payments.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.24%, 0.11% and 0.01% for Class D Shares, Class I Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014. The Class was operational during the entire years ended October 31, 2001 through 2013. The Class was not operational during the entire fiscal year ended October 31, 2015 and the entire six-months ended April 30, 2016. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire years ended October 31, 2011 through 2015 and the entire six-months ended April 30, 2016. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire years ended October 31, 2006 through 2015 and the entire six-months ended April 30, 2016.
7	For additional information, please refer to the Glossary of Terms.
8	Return for the period April 30, 2001 to April 30, 2016.

6      HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2016 (Unaudited)

HSBC Prime Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Certificates of Deposit	38.7
Commercial Paper and
Notes	33.0
Time Deposits	23.6
U.S. Treasury Obligation	1.7
Yankee Dollars	1.8
Corporate Bonds	0.7
Corporate Obligation	0.5
Total	100.0

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	50.6
Repurchase Agreements	34.0
U.S. Treasury Obligations	15.4
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________
*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS       7

HSBC PRIME MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Corporate Bonds – 0.7%

	Principal	Amortized
	Amount ($)	Cost ($)
Banking – 0.7%
JPMorgan Chase Bank N.A.,
0.84%, 9/22/16 (a)	35,750,000	35,749,652
MetLife Global Funding I,
1.16%, 7/15/16 (a)(b)	21,755,000	21,775,054
		57,524,706
TOTAL CORPORATE BONDS
(Cost $ 57,524,706)		57,524,706

Certificates of Deposit – 38.8%

Banking – 38.8%
Bank of America N.A.,
0.72%, 7/8/16	74,000,000	74,000,000
Bank of China, N.Y.,
0.45%, 5/4/16	200,000,000	200,000,000
Bank of Montreal Chicago,
0.64%, 5/13/16 (a)	60,000,000	60,001,499
Bank of Montreal Chicago,
0.70%, 6/21/16 (a)	36,000,000	36,000,000
Bank of Montreal Chicago,
0.68%, 7/28/16 (a)	32,000,000	32,000,000
Bank of Montreal Chicago,
0.75%, 8/18/16	40,000,000	40,000,000
Bank of Montreal Chicago,
0.78%, 9/2/16 (a)	100,000,000	100,000,000
Bank of Nova Scotia Houston,
0.63%, 5/6/16 (a)	25,000,000	25,000,000
Bank of Nova Scotia Houston,
0.87%, 7/8/16	17,000,000	17,000,000
Bank of Nova Scotia Houston,
0.67%, 8/5/16 (a)	20,000,000	20,000,000
Bank of Nova Scotia Houston,
0.80%, 8/10/16 (a)	40,000,000	40,001,351
Bank of Nova Scotia Houston,
0.85%, 8/29/16	73,000,000	73,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.64%, 5/19/16 (a)	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.61%, 7/1/16	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.79%, 8/11/16	41,000,000	41,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.83%, 8/29/16	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.83%, 10/3/16 (a)	50,000,000	50,000,000
BNP Paribas, N.Y.,
0.84%, 11/14/16 (a)	65,000,000	65,000,000
Canadian Imperial Bank
Commercial, N.Y.,
0.61%, 5/16/16 (a)	50,000,000	50,000,000
Canadian Imperial Bank
Commercial, N.Y.,
0.66%, 7/26/16	85,000,000	85,024,134
Citibank N.A., 0.58%, 5/11/16	160,000,000	160,000,000
Credit Industriel et Commercial,
N.Y., 0.76%, 6/1/16 (a)	40,000,000	40,000,000
Credit Industriel et Commercial,
N.Y., 0.84%, 10/5/16 (a)	50,000,000	50,000,000
Credit Industriel et Commercial,
N.Y., 0.84%, 10/7/16 (a)	25,000,000	25,000,000
Credit Suisse, N.Y.,
0.63%, 6/7/16	111,850,000	111,857,930
DNB NOR Bank ASA,
0.68%, 7/11/16	70,000,000	70,000,000
DZ Bank, N.Y., 0.67%, 5/6/16	60,000,000	59,999,988
Industrial & Commercial
Bank of China Ltd., N.Y.,
0.45%, 5/4/16	180,000,000	180,000,000
Kookmin Bank, N.Y.,
0.42%, 5/5/16	100,000,000	100,000,000
Mizuho Bank Ltd., N.Y.,
0.60%, 5/18/16	112,000,000	112,000,000
Nordea Bank Findland, N.Y.,
0.61%, 5/13/16 (a)	35,000,000	35,000,000
Nordea Bank Findland, N.Y.,
0.58%, 6/21/16 (a)	50,000,000	50,000,000
Norinchukin Bank, N.Y.,
0.61%, 5/10/16	70,000,000	70,000,000
Norinchukin Bank, N.Y.,
0.60%, 5/27/16	22,000,000	22,000,000
Norinchukin Bank, N.Y.,
0.60%, 7/6/16	41,000,000	41,000,000
Norinchukin Bank, N.Y.,
0.60%, 7/12/16	30,000,000	30,000,000
Rabobank, 0.65%, 8/9/16 (a)	15,000,000	15,000,000
Royal Bank of Canada, N.Y.,
0.79%, 5/27/16 (a)	25,000,000	25,000,144
Royal Bank of Canada, N.Y.,
0.68%, 6/3/16 (a)	15,500,000	15,500,000
Royal Bank of Canada, N.Y.,
0.72%, 6/8/16 (a)	20,000,000	20,000,000
Royal Bank of Canada, N.Y.,
0.78%, 6/10/16 (a)	80,000,000	80,000,000
Royal Bank of Canada, N.Y.,
0.67%, 8/8/16 (a)	10,000,000	10,000,000
Societe’ Generale N.A.,
0.58%, 7/1/16	40,000,000	40,000,000
Societe’ Generale N.A.,
0.75%, 7/11/16	46,000,000	46,000,000
Sumitomo Mitsui Trust, N.Y.,
0.38%, 5/5/16	60,000,000	60,000,000
Sumitomo Mitsui Trust, N.Y.,
0.60%, 6/16/16	43,000,000	43,000,000
Sumitomo Mitsui Trust, N.Y.,
0.62%, 7/6/16	30,000,000	30,000,000
Sumitomo Mitsui Trust, N.Y.,
0.85%, 8/24/16	20,000,000	20,000,553
SvenskaHandelsbanken, N.Y.,
0.60%, 5/18/16	10,000,000	10,000,000
Toronto Dominion Bank, N.Y.,
0.61%, 5/19/16 (a)	25,000,000	25,000,000
Toronto Dominion Bank, N.Y.,
0.59%, 6/8/16 (a)	45,000,000	45,000,000
Toronto Dominion Bank, N.Y.,
0.84%, 8/19/16	50,000,000	50,000,000

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC PRIME MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Certificates of Deposit, continued

	Principal	Amortized
	Amount ($)	Cost ($)
Banking, continued
Wells Fargo Bank N.A.,
0.63%, 5/4/16	65,000,000	65,000,000
Wells Fargo Bank N.A.,
0.64%, 5/17/16 (a)	41,500,000	41,500,417
Wells Fargo Bank N.A.,
0.76%, 6/30/16 (a)	100,000,000	100,000,000
Wells Fargo Bank N.A.,
0.90%, 11/15/16	50,000,000	50,000,000
Westpac Banking Corp., N.Y.,
0.81%, 11/14/16 (a)	46,000,000	46,000,000
		3,146,886,016
TOTAL CERTIFICATES
OF DEPOSIT
(COST $3,146,886,016)		3,146,886,016

Commercial Paper and Notes – 33.1%

Banking – 30.0%
Antalis US Funding Corp.,
0.66%, 6/3/16 (b)(c)	36,000,000	35,977,560
ANZ National International Ltd.,
0.59%, 5/24/16 (b)(c)	35,000,000	34,986,136
Australia & New Zealand
Banking Group Ltd.,
0.77%, 6/17/16 (a)(b)	25,000,000	25,000,000
Australia & New Zealand
Banking Group Ltd.,
0.65%, 7/6/16 (a)(b)	25,000,000	25,000,071
Bank of Nova Scotia Houston,
0.92%, 11/1/16 (b)(c)	16,951,000	16,871,293
Banque et CaisseEpargne,
0.64%, 7/1/16 (c)	18,000,000	17,980,175
BNP Paribas, N.Y.,
0.59%, 6/10/16 (c)	19,000,000	18,987,333
BNP Paribas, N.Y., 0.74%,
7/1/16 (c)	100,000,000	99,872,917
BPCE, 0.59%, 6/1/16 (b)(c)	77,775,000	77,734,146
Caisse DES Depots et
Consignations, 0.55%,
5/17/16 (b)(c)	107,000,000	106,972,180
CDP Financial, Inc.,
0.57%, 6/6/16 (b)(c)	30,000,000	29,982,300
Commonwealth Bank of Australia,
0.59%, 5/26/16 (a)(b)	35,000,000	34,999,770
Commonwealth Bank of Australia,
0.81%, 11/15/16 (a)(b)	75,000,000	75,000,000
Cooperatieve Rabobank UA,
0.63%, 5/23/16 (c)	25,000,000	24,989,917
Cooperatieve Rabobank UA,
0.58%, 6/1/16 (c)	32,000,000	31,983,604
Cooperatieve Rabobank UA,
0.70%, 6/14/16 (c)	50,000,000	49,956,000
Cooperatieve Rabobank UA,
0.66%, 6/27/16 (c)	50,000,000	49,946,959
Cooperatieve Rabobank UA,
0.68%, 8/1/16 (c)	35,000,000	34,938,283
Credit Agricole CIB, N.Y.,
0.54%, 5/6/16 (c)	50,000,000	49,995,486
Erste Abwicklungsanstalt,
0.63%, 6/1/16 (b)(c)	45,000,000	44,974,813
Erste Abwicklungsanstalt,
0.63%, 8/2/16 (b)(c)	34,000,000	33,943,787
Erste Abwicklungsanstalt,
0.66%, 8/22/16 (b)(c)	100,000,000	99,792,834
JPMorgan Securities LLC,
0.86%, 10/28/16 (c)	20,000,000	19,914,000
Lloyds TSB Bank PLC,
0.57%, 7/1/16 (c)	60,000,000	59,941,033
MetLife Short Term Funding LLC,
0.58%, 8/8/16 (b)(c)	25,000,000	24,960,125
Mitsubishi UFJ Trust & Bank, N.Y.,
0.82%, 8/3/16 (c)	30,000,000	29,934,983
Mizuho Bank Ltd., N.Y.,
0.59%, 7/27/16 (b)(c)	25,000,000	24,963,750
National Australia Bank, N.Y.,
0.77%, 6/20/16 (a)	75,000,000	75,000,000
National Australian Bank Ltd.,
0.79%, 8/8/16 (b)(c)	55,450,000	55,328,010
National Bank Canada, N.Y.,
0.58%, 6/21/16 (b)(a)	150,000,000	150,000,000
Nordea Bank AB,
0.51%, 7/1/16 (b)(c)	80,000,000	79,930,189
Old Line Funding LLC,
0.64%, 7/18/16 (a)(b)	40,000,000	40,000,000
Old Line Funding LLC,
0.74%, 8/2/16 (a)(b)	50,000,000	50,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.71%, 8/31/16 (c)	83,000,000	82,800,293
Societe’ Generale N.A.,
0.31%, 5/2/16 (b)(c)	75,000,000	74,998,709
Societe’ Generale N.A.,
0.90%, 11/1/16 (c)	35,000,000	34,838,096
Sumitomo Mitsui Bank, N.Y.,
0.58%, 5/18/16 (b)(c)	60,000,000	59,982,716
Sumitomo Mitsui Bank, N.Y.,
0.73%, 7/8/16 (b)(c)	50,000,000	49,930,111
Sumitomo Mitsui Trust, N.Y.,
0.61%, 6/1/16 (b)(c)	45,000,000	44,975,781
Svenska Handelsbank, Inc.,
0.72%, 6/20/16 (b)(c)	65,000,000	64,934,097
Svenska Handelsbank, Inc.,
0.71%, 8/9/16 (b)(c)	20,000,000	19,960,000
Toronto Dominion Holdings,
0.66%, 6/3/16 (b)(c)	65,000,000	64,959,484
Total Capital Canada Ltd.,
0.58%, 7/21/16 (b)(c)	25,000,000	24,966,813
United Overseas Bank,
0.74%, 6/10/16 (b)(c)	65,000,000	64,945,111
Westpac Banking Corp.,
0.81%, 8/24/16 (b)(c)	53,000,000	52,862,863
Westpac Banking Corp., N.Y.,
0.69%, 6/3/16 (a)(b)	73,000,000	73,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC PRIME MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Commercial Paper and Notes, continued

	Principal	Amortized
	Amount ($)	Cost ($)
Banking, continued
Westpac Banking Corp., N.Y.,
0.65%, 7/19/16 (a)(b)	35,000,000	35,000,000
Westpac Securities NZ LTD.,
0.83%, 11/8/16 (a)(b)	50,000,000	50,000,000
		2,428,011,728
Finance – 3.1%
ASB Finance Ltd. London,
0.65%, 5/20/16 (a)(b)	14,000,000	14,000,009
ASB Finance Ltd. London,
0.80%, 6/21/16 (a)(b)	55,000,000	55,000,000
BNZ International Funding,
0.83%, 11/18/16 (a)(b)	42,000,000	42,000,000
Caisse Centrale Desjardins,
0.57%, 5/26/16 (b)(c)	40,000,000	39,983,611
Collateralized CP II Co. LLC,
0.84%, 6/27/16 (c)	45,000,000	44,939,438
Collateralized CP II Co. LLC,
0.80%, 8/22/16 (b)(c)	32,000,000	31,918,640
Collateralized CP II Co. LLC,
0.88%, 10/3/16 (b)(c)	25,000,000	24,905,278
		252,746,976
TOTAL COMMERCIAL
PAPER AND NOTES
(COST $2,680,758,704)		2,680,758,704

Corporate Obligation – 0.5%

Banking – 0.5%
Wells Fargo Bank N.A.,
0.76%, 6/9/16, MTN (a)	40,000,000	40,000,000
TOTAL Corporate Obligation
(Cost $40,000,000)		40,000,000

Yankee Dollars – 1.9%

Banking – 1.0%
Commonwealth Bank of Australia,
0.83%, 6/3/16 (a)(b)	20,000,000	19,998,919
Erste Abwicklungsanstalt,
0.84%, 6/7/16 (a)	21,200,000	21,199,458
Westpac Banking Corp.,
0.93%, 5/31/16 (a)(b)	35,000,000	35,000,000
		76,198,377
Finance – 0.9%
Toyota Motor Credit Corp.,
0.65%, 6/13/16 (a)	32,000,000	32,001,983
Province of Ontario,
0.76%, 5/10/16	42,581,000	42,599,037
		74,601,020
TOTAL YANKEE DOLLARS
(Cost $150,799,397)		150,799,397

U.S. Treasury Obligation – 1.7%

U.S. Treasury Notes – 1.7%
0.63%, 7/31/16	135,000,000	135,891,214
TOTAL U.S. Treasury Obligation
(Cost $135,891,214)		135,891,214

Time Deposits – 23.7%

ABN AMRO Bank NV,
0.30%, 5/2/16	125,000,000	125,000,000
Australia & New Zealand Bank,
0.30%, 5/2/16	300,000,000	300,000,000
Bank of New York,
0.29%, 5/2/16	275,000,000	275,000,000
Bank of Tokyo Mitsubishi UFJ,
N.Y., 0.25%, 5/2/16	130,000,000	130,000,000
Credit Industriel et Commercial,
0.30%, 5/2/16	240,000,000	240,000,000
Credit Agricole CIB, N.Y.,
0.30%, 5/2/16	350,000,000	350,000,000
DBS Bank Ltd., 0.38%, 5/2/16	150,000,000	150,000,000
DNB Holding ASA,
0.28%, 5/2/16	135,000,000	135,000,000
Natixis, 0.30%, 5/2/16	85,000,000	85,000,000
National Bank of Kuwait,
0.30%, 5/2/16	50,000,000	50,000,000
Nordea Bank AB,
0.28%, 5/2/16	75,000,000	75,000,000
TOTAL TIME DEPOSITS
(Cost $1,915,000,000)		1,915,000,000
TOTAL INVESTMENT
SECURITIES
(Cost $8,126,860,037) – 100.4%		8,126,860,037
Other Assets
(Liabilities) – (0.4)%		(31,939,362)
NET ASSETS – 100%		$8,094,920,675
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on April 30, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
MTN – Medium Term Note LLC – Limited Liability Company

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

U.S. Government and Government Agency
Obligations – 49.6%

	Principal	Amortized
	Amount ($)	Cost ($)
Federal Farm Credit Bank – 9.1%
0.38%, 8/10/16 (a)	50,000,000	49,998,622
0.39%, 9/21/16 (a)	65,000,000	65,000,000
0.42%, 6/23/16 (a)	30,000,000	29,996,916
0.43%, 4/10/17 (a)	50,000,000	49,995,239
0.46%, 7/8/16 (a)	10,000,000	10,001,513
0.47%, 4/26/17 (a)	10,175,000	10,170,005
0.49%, 4/17/17 (a)	20,604,000	20,606,204
0.49%, 4/28/17 (a)	50,000,000	49,998,892
0.50%, 7/29/16 (a)	65,000,000	65,001,603
0.53%, 9/19/16 (a)	25,743,000	25,746,011
		376,515,005
Federal Home Loan Bank – 18.9%
0.29%, 6/14/16 (b)	50,000,000	49,981,667
0.30%, 6/23/16 (b)	125,000,000	124,943,872
0.34%, 7/21/16 (b)	130,000,000	129,899,087
0.39%, 1/9/17 (a)	85,000,000	85,000,000
0.43%, 8/21/17 (a)	100,000,000	100,000,000
0.43%, 6/14/16 (a)	75,000,000	75,000,000
0.43%, 10/7/16 (a)	50,000,000	50,000,000
0.52%, 9/16/16	150,000,000	149,984,925
		764,809,551
Federal Home Loan Mortgage Corp. – 14.2%
0.33%, 5/3/16 (b)	50,000,000	49,998,611
0.38%, 8/17/16 (a)	100,000,000	100,000,000
0.41%, 6/15/16 (a)	75,000,000	74,998,586
0.44%, 7/21/16 (a)	97,100,000	97,104,455
0.44%, 1/13/17 (a)	232,500,000	232,483,836
0.48%, 4/27/17 (a)	16,000,000	15,992,162
		570,577,650
Federal National Mortgage Association – 7.4%
0.45%, 8/16/17 (a)	50,000,000	49,993,463
0.45%, 10/5/17 (a)	100,000,000	99,985,484
0.45%, 1/26/17 (a)	100,000,000	99,992,463
0.46%, 8/26/16 (a)	50,000,000	50,013,825
		299,985,235
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $2,011,887,441)		2,011,887,441

U.S. Treasury Obligations – 15.1%

U.S. Treasury Notes – 15.1%
0.25%, 5/15/16	150,000,000	149,992,815
0.50%, 6/15/16	50,000,000	49,997,087
0.63%, 10/15/16	100,000,000	100,027,307
1.00%, 9/30/16	50,000,000	50,096,484
1.50%, 6/30/16	50,000,000	50,075,335
3.25%, 6/30/16	210,000,000	210,894,222
		611,083,250
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $611,083,250)		611,083,250

Repurchase Agreements – 33.3%

BNP Paribas, 0.28%, 5/2/16,
Purchased on 04/29/16, with
maturity value of $200,004,667,
collateralized by U.S. Treasury
Obligations, 0.00%-8.88%,
04/30/16-02/15/45,
fair value $204,000,026	200,000,000	200,000,000
BNP Paribas, 0.30%, 5/2/16,
Purchased on 04/29/16, with
maturity value of $100,002,500,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
7.25%, 05/15/16-01/01/46,
fair value $102,000,070	100,000,000	100,000,000
Citigroup Global Markets,
0.30%, 5/2/16, Purchased on
04/29/16, with maturity value
of $100,002,500, collateralized
by various U.S. Government and
Government Agency Obligations,
0.00%-7.00%, 07/14/16-02/01/46,
fair value $102,000,000	100,000,000	100,000,000
Goldman Sachs, 0.28%, 5/2/16,
Purchased on 04/29/16, with
maturity value of $100,002,333,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.50%-
4.50%, 02/01/40-09/01/45,
fair value $102,000,000	100,000,000	100,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Repurchase Agreements, continued

	Principal	Amortized
	Amount ($)	Cost ($)
Goldman Sachs, 0.27%, 5/5/16,
Purchased on 04/29/16, with
maturity value of $200,009,000,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.35%-
5.50%, 07/01/24-04/01/46,
fair value $204,000,000	200,000,000	200,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 0.28%, 5/2/16,
Purchased on 04/29/16, with
maturity value of $150,003,500,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.25%-
2.25%, 11/15/24, fair value
$153,000,089	150,000,000	150,000,000
Societe’ Generale, 0.30%, 5/6/16,
Purchased on 04/29/16, with
maturity value of $200,011,667,
collateralized by U.S. Treasury
Obligations, 1.00%-3.00%,
02/15/18-05/15/42, fair value
$204,000,060	200,000,000	200,000,000
Societe’ Generale, 0.29%, 5/2/16,
Purchased on 04/29/16, with
maturity value of $100,002,417,
collateralized by U.S. Treasury
Obligations, 2.130%-2.13%,
12/31/21-02/15/41, fair value
$102,000,047	100,000,000	100,000,000
Toronto Dominion Bank,
0.27%, 5/2/16, Purchased on
04/29/16, with maturity value of
$200,004,500, collateralized by
U.S. Treasury Obligations, 0.00%-
3.13%, 08/15/16-02/15/46,
fair value $204,000,076	200,000,000	200,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $1,350,000,000)		1,350,000,000
TOTAL INVESTMENT
SECURITIES
(Cost $3,972,970,691) – 98.0%		3,972,970,691
Other Assets
(Liabilities) – 2.0%		79,731,117
NET ASSETS – 100%		$4,052,701,808
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on April 30, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

U.S. Treasury Obligations – 80.0%

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Bills – 38.9%
0.07%, 5/5/16 (a)	100,000,000	99,999,083
0.19%, 5/12/16 (a)	200,000,000	199,987,457
0.19%, 5/26/16 (a)	300,000,000	299,959,585
0.22%, 7/14/16 (a)	35,000,000	34,983,956
		634,930,081
U.S. Treasury Notes – 41.1%
0.25%, 7/31/17 (b)	25,000,000	24,992,104
0.30%, 10/31/16 (b)	40,000,000	39,995,358
0.32%, 7/31/16 (b)	45,000,000	45,000,792
0.32%, 4/30/17 (b)	100,000,000	99,990,179
0.33%, 1/31/17 (b)	55,000,000	54,998,824
0.38%, 5/31/16	50,000,000	50,005,521
0.42%, 10/31/17 (b)	55,000,000	55,000,531
0.50%, 7/31/16	70,000,000	70,001,376
0.52%, 1/31/18 (b)	25,000,000	25,018,083
0.63%, 7/15/16	10,000,000	10,005,618
0.63%, 10/15/16	30,000,000	30,008,195
1.00%, 9/30/16	15,000,000	15,028,955
1.75%, 5/31/16	150,000,000	150,170,740
3.25%, 6/30/16	10,000,000	10,048,003
		680,264,279
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,315,194,360)		1,315,194,360
TOTAL INVESTMENT SECURITIES (Cost $1,315,194,360) – 80.0%		1,315,194,360
Other Assets (Liabilities) – 20.0%		327,800,541
NET ASSETS – 100%.		$1,642,994,901
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on April 30, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

		HSBC U.S.	HSBC
	HSBC Prime	Government	U.S. Treasury
	Money Market	Money Market	Money Market
	Fund	Fund	Fund
Assets:
Investments, at amortized cost	$8,126,860,037	$2,622,970,691	$1,315,194,360
Repurchase agreements, at cost	—	1,350,000,000	—
Total Investments	8,126,860,037	3,972,970,691	1,315,194,360
Cash	623,039	77,531,569	17,952,064
Interest receivable	4,471,806	3,308,293	5,189,563
Receivable for investments sold	—	—	405,000,000
Prepaid expenses and other assets	156,305	141,547	100,857
Total Assets	8,132,111,187	4,053,952,100	1,743,436,844
Liabilities:
Dividends payable	982,767	59,588	36,152
Payable for investments purchased	34,838,096	—	99,999,083
Accrued expenses and other liabilities:
Investment Management	688,067	626,882	234,673
Administration	221,491	138,518	53,370
Compliance Services	—	6,565	6,453
Shareholder Servicing	281,166	67,669	3,867
Accounting	6,274	7,363	5,662
Custodian fees	49,009	106,994	16,527
Transfer Agent	12,454	6,962	7,402
Trustee	40,390	37,038	14,151
Other	70,798	192,713	64,603
Total Liabilities	37,190,512	1,250,292	100,441,943
Net Assets	$8,094,920,675	$4,052,701,808	$1,642,994,901

Composition of Net Assets:
Capital	8,094,874,299	4,052,606,413	1,642,989,483
Accumulated net investment income/(distributions in excess of
net investment income)	(83)	672	(302)
Accumulated net realized gains/(losses) from investments	46,459	94,723	5,720
Net Assets	$8,094,920,675	$4,052,701,808	$1,642,994,901

Net Assets:
Class A Shares	$27,159,053	$997,830	$—
Class B Shares	—	48,772	—
Class D Shares	1,305,374,522	754,950,820	173,440,953
Class I Shares	6,337,839,051	643,973,151	485,963,328
Class Y Shares	424,548,049	2,652,731,235	983,590,620
	$8,094,920,675	$4,052,701,808	$1,642,994,901
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	27,159,450	997,822	—
Class B Shares	—	48,758	—
Class D Shares	1,305,306,261	754,754,936	173,440,092
Class I Shares	6,337,882,242	644,065,540	485,996,499
Class Y Shares	424,540,672	2,652,739,718	983,557,862

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$1.00	$—
Class B Shares (a)	$—	$1.00	$—
Class D Shares	$1.00	$1.00	$1.00
Class I Shares	$1.00	$1.00	$1.00
Class Y Shares	$1.00	$1.00	$1.00

(a)	Redemption Price per share varies by length of time shares are held.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

		U.S.
		Government	U.S. Treasury
	Prime Money	Money Market	Money Market
	Market Fund	Fund	Fund
Investment Income:
Interest	$18,781,647	$8,586,352	$1,950,297
Total Investment Income	18,781,647	8,586,352	1,950,297

Expenses:
Investment Management	3,795,950	2,951,310	746,271
Advisory Services:
Operational Support - Class A Shares	13,645	533	—
Operational Support - Class B Shares	—	24	—
Operational Support - Class C Shares	9	—	—
Operational Support - Class D Shares	659,145	457,170	116,470
Operational Support - Class Y Shares	238,525	1,905,495	436,026
Administration:
Class A Shares	6,236	242	—
Class B Shares	—	12	—
Class C Shares	4	—	—
Class D Shares	301,016	209,818	53,651
Class I Shares	1,312,760	271,998	87,865
Class Y Shares	109,318	878,915	197,985
Distribution:
Class B Shares	—	182	—
Class C Shares	68	—	—
Shareholder Servicing:
Class A Shares	54,581	2,133	—
Class B Shares	—	60	—
Class C Shares	23	—	—
Class D Shares	1,647,882	1,142,939	291,178
Accounting	39,343	33,069	29,186
Compliance Services	61,849	64,204	12,002
Custodian	158,214	51,303	17,248
Printing	89,932	50,025	8,549
Professional	324,815	295,933	85,452
Transfer Agent	23,382	18,788	17,344
Trustee	163,527	148,531	37,795
Registration fees	52,486	36,891	39,654
Other	251,099	213,134	51,215
Total expenses before fee and expense reductions	9,303,809	8,732,709	2,227,891
Fees voluntarily reduced/reimbursed by Investment Adviser	(1,199,938)	(1,241,512)	(257,432)
Fees voluntarily reduced by Administrator	(224,980)	(167,175)	(29,924)
Fees voluntarily reduced by Distributor	(68)	(182)	—
Fees voluntarily reduced by Shareholder Servicing Agent	(490,748)	(933,351)	(271,059)
Custody earnings credits	(4,848)	(14,232)	(4,180)
Net Expenses	7,383,227	6,376,257	1,665,296

Net Investment Income	11,398,420	2,210,095	285,001

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments	46,459	94,723	7,504
Net realized/unrealized gains (losses) on investments	46,459	94,723	7,504
Change in Net Assets Resulting from Operations	$11,444,879	$2,304,818	$292,505

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Prime		HSBC U.S. Government
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2016	Year Ended	April 30, 2016	Year Ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income	$11,398,420	$4,305,112	$2,210,095	$1,915,453
Net realized gains/(losses) from investments	46,459	5,873	94,723	58,725
Change in net assets resulting from operations	11,444,879	4,310,985	2,304,818	1,974,178

Distributions:
Net investment income:
Class A Shares	(5,505)	(10,951)	(113)	(109)
Class B Shares	—	—	(5)	(15)
Class C Shares	(4)	(7)	—	—
Class D Shares	(426,864)	(468,417)	(101,227)	(233,083)
Class I Shares	(10,387,269)	(3,640,197)	(844,185)	(487,824)
Class Y Shares	(578,857)	(185,564)	(1,263,900)	(1,194,417)
Net realized gains:
Class A Shares	(23)	(4)	—	—
Class D Shares	(1,101)	(181)	(1,011)	—
Class I Shares	(4,389)	(1,017)	(1,073)	—
Class Y Shares	(360)	(70)	(4,002)	—
Change in net assets from distributions	(11,404,372)	(4,306,408)	(2,215,516)	(1,915,448)

Change in net assets resulting from
capital transactions	1,622,160,398	1,558,164,115	(2,205,309,042)	660,883,397
Change in net assets	1,622,200,905	1,558,168,692	(2,205,219,740)	660,942,127

Net Assets:
Beginning of period	6,472,719,770	4,914,551,078	6,257,921,548	5,596,979,421
End of period	$8,094,920,675	$6,472,719,770	$4,052,701,808	$6,257,921,548
Accumulated net investment income/(distributions
in excess of net investment income)	$(83)	$(4)	$672	$7

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Prime		HSBC U.S. Government
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2016	Year Ended	April 30, 2016	Year Ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
CAPITAL TRANSACTIONS*:
Class A
Proceeds from shares issued	$183,527	$2,840,168	$388,094	$940,017
Dividends reinvested	210	365	115	108
Value of shares redeemed	(622,300)	(21,263,006)	(319,841)	(164,851)
Class A Shares capital transactions	(438,563)	(18,422,473)	68,368	775,274

Class B
Dividends reinvested	—	—	4	15
Value of shares redeemed	—	(2,060)	—	—
Class B Shares capital transactions	—	(2,060)	4	15

Class C
Proceeds from shares issued	—	81,602	—	—
Dividends reinvested	4	6	—	—
Value of shares redeemed	(40,455)	(41,157)	—	—
Class C Shares capital transactions	(40,451)	40,451	—	—

Class D
Proceeds from shares issued	2,008,800,744	5,142,934,572	1,271,193,142	2,487,351,997
Dividends reinvested	301,920	331,373	21,699	67,153
Value of shares redeemed	(1,898,246,007)	(5,143,901,199)	(1,404,361,961)	(2,326,630,455)
Class D Shares capital transactions	110,856,657	(635,254)	(133,147,120)	160,788,695

Class I
Proceeds from shares issued	28,361,000,796	29,866,205,840	5,167,354,835	10,758,223,000
Dividends reinvested	5,711,474	2,060,912	468,390	287,532
Value of shares redeemed	(26,776,410,134)	(28,273,253,988)	(6,113,131,628)	(10,580,351,583)
Class I Shares capital transactions	1,590,302,136	1,595,012,764	(945,308,403)	178,158,949

Class Y
Proceeds from shares issued	876,738,968	1,331,197,615	12,570,858,349	21,862,447,049
Dividends reinvested	572,974	181,732	1,265,269	1,192,843
Value of shares redeemed	(955,831,323)	(1,349,208,660)	(13,699,045,509)	(21,542,479,428)
Class Y Shares capital transactions	(78,519,381)	(17,829,313)	(1,126,921,891)	321,160,464
Change in net assets resulting from
capital transactions	$1,622,160,398	$1,558,164,115	$(2,205,309,042)	$660,883,397

*     Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Treasury
	Money Market Fund
	Six Months Ended
	April 30, 2016	Year Ended
	(unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income	$285,001	$—
Net realized gains/(losses) from investments	7,504	36,870
Change in net assets resulting from operations	292,505	36,870

Distributions:
Net investment income:
Class D Shares	—	—
Class I Shares	(192,572)	—
Class Y Shares	(92,730)	—
Net realized gains:
Class D Shares	(2,318)	—
Class I Shares	(3,554)	—
Class Y Shares	(8,118)	—
Change in net assets from distributions	(299,292)	—
Change in net assets resulting from capital transactions	215,134,640	(431,134,675)

Change in net assets	215,127,853	(431,097,805)

Net Assets:
Beginning of period	1,427,867,049	1,858,964,854
End of period	$1,642,994,901	$1,427,867,049
Accumulated net investment income/(distributions in excess of net investment income)	$(302)	$—

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Treasury
	Money Market Fund
	Six Months Ended
	April 30, 2016	Year Ended
	(unaudited)	October 31, 2015
CAPITAL TRANSACTIONS*:
Class D
Proceeds from shares issued	$414,147,291	$1,120,322,048
Dividends reinvested	1,259	—
Value of shares redeemed	(520,737,765)	(1,479,236,109)
Class D Shares capital transactions	(106,589,215)	(358,914,061)

Class I
Proceeds from shares issued	1,831,287,047	4,050,846,479
Dividends reinvested	54,727	—
Value of shares redeemed	(1,729,739,861)	(3,930,207,887)
Class I Shares capital transactions	101,601,913	120,638,592

Class Y
Proceeds from shares issued	632,820,342	1,145,300,679
Dividends reinvested	100,628	—
Value of shares redeemed	(412,799,028)	(1,338,159,885)
Class Y Shares capital transactions	220,121,942	(192,859,206)
Change in net assets resulting from capital transactions	$215,134,640	$(431,134,675)

*     Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC PRIME MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)		Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	$ —		$ —	$—	$ —	$ —	$ —	$1.00	0.02%	$27,159		0.45%	0.04%	0.68%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	0.04%	27,597		0.20%	0.04%	0.69%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	46,020		0.19%	0.02%	0.69%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	42,158		0.23%	0.01%	0.68%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%	33,546		0.30%	0.01%	0.69%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	27,763		0.26%	0.01%	0.68%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)(d)	$1.00	—		—	—	—	—	—	$1.00	—%	$—		0.33%	0.05%	1.28%
Period Ended
October 31, 2015(e)	1.00	—		—	—	—	—	—	1.00	0.01%	40		0.22%	0.05%	1.29%
Year Ended October 31, 2014(f)	1.00	—	(c)	—	—	—	—	—	1.00	—%	—		—%	—%	—%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	—	(g)	0.23%	0.07%	1.26%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.06%	6		0.25%	0.06%	1.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	6		0.25%	0.01%	1.28%
CLASS D SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	0.03%	$1,305,375		0.43%	0.06%	0.53%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	0.04%	1,194,511		0.20%	0.04%	0.54%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	1,195,145		0.19%	0.02%	0.54%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	1,288,077		0.23%	0.01%	0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.01%	1,303,827		0.30%	0.01%	0.54%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	1,591,614		0.26%	0.01%	0.53%

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC PRIME MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	$ —		$ —	$—	$ —	$ —	$ —	$1.00	0.18%	$6,337,839	0.14%	0.36%	0.18%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	0.10%	4,747,506	0.14%	0.10%	0.19%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.05%	3,152,490	0.16%	0.05%	0.19%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.08%	3,121,056	0.17%	0.08%	0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.14%	3,025,688	0.17%	0.14%	0.19%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.10%	4,309,346	0.17%	0.10%	0.18%
CLASS Y SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	0.12%	$424,548	0.25%	0.24%	0.28%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	0.04%	503,065	0.20%	0.04%	0.29%
Year Ended October 31, 2014	1.00	—	(c)	—	—	—	—	—	1.00	0.02%	520,894	0.19%	0.02%	0.29%
Year Ended October 31, 2013	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	548,035	0.23%	0.01%	0.28%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	0.03%	617,308	0.28%	0.03%	0.29%
Year Ended October 31, 2011	1.00	—	(c)	—	—	—	—	—	1.00	0.01%	642,290	0.26%	0.02%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.
(d)

Class C Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 82 days during the period from November 1, 2015 to January 21, 2016.

(e)

Class C Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 102 days during the period from July 22, 2015 to October 31, 2015.

(f)

Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 213 days during the period. The net asset value reflected represents the last day the class had operations.

(g)	Less than $500.
Amounts designated as “—“ are $0 or have been rounded to $0.

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$998	0.28%	0.02%	0.68%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	929	0.08%	0.03%	0.69%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	154	0.07%	0.02%	0.69%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	428	0.17%	0.01%	0.68%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	238	0.14%	0.01%	0.69%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	3,995	0.16%	0.01%	0.68%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.01%	$49	0.28%	0.02%	1.27%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	49	0.07%	0.03%	1.27%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	49	0.07%	0.02%	1.28%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	49	0.14%	0.01%	1.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	76	0.16%	0.01%	1.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	94	0.17%	0.01%	1.28%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)(c)	$1.00	—	—	—	—	—	—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2015(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2014 (c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2012(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2011(c)	1.00	—	—	—	—	—	—	1.00	—%	—	—%	—%	—%

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
CLASS D SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$754,951	0.27%	0.02%	0.53%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	888,084	0.07%	0.03%	0.53%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	727,290	0.06%	0.02%	0.54%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	670,893	0.13%	0.01%	0.53%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	614,499	0.16%	0.01%	0.54%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	746,458	0.17%	0.01%	0.53%

CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.08%	$643,973	0.15%	0.14%	0.18%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	1,589,264	0.07%	0.03%	0.18%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	1,411,088	0.06%	0.02%	0.19%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	1,156,894	0.13%	0.02%	0.18%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.02%	1,873,166	0.16%	0.01%	0.19%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.03%	1,645,764	0.16%	0.03%	0.18%

CLASS Y SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—	—	—	—	—	—	$1.00	0.04%	$2,652,731	0.22%	0.07%	0.28%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	3,779,595	0.07%	0.03%	0.28%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.02%	3,458,399	0.06%	0.02%	0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	0.01%	2,404,867	0.13%	0.01%	0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	0.01%	2,505,448	0.17%	0.01%	0.29%
Year Ended October 31, 2011	1.00	—	—	—	—	—	—	1.00	0.01%	1,711,397	0.17%	0.01%	0.28%
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
Amounts designated as “—“ are $0 or have been rounded to $0.

See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
				Net
				Realized and								Ratio		Rratio of
				Unrealized			Net		Net			of Net	Ratio of Net	Expenses
	Net Asset			Gains			Realized		Asset			Expenses	Investment	to Average
	Value,	Net		(Losses)	Total from	Net	Gains from		Value,		Net Assets at	to Average	Income to	Net Assets
	Beginning	Investment		from	Investment	Investment	Investment	Total	End of	Total	End of Period	Net	Average Net	(Excluding Fee
	of Period	Income		Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)(c)	$1.00	$—		$—	$—	$—	$—	$—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2015(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2014(d)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	5	0.10%	—%	0.69%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	5	0.05%	—%	0.70%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	613	0.11%	0.01%	0.68%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)(c)	$1.00	—		—	—	—	—	—	$1.00	—%	$—	—%	—%	—%
Year Ended October 31, 2015(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2014(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2013(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2012(c)	1.00	—		—	—	—	—	—	1.00	—%	—	—%	—%	—%
Year Ended October 31, 2011(c)	1.00	—	(e)	—	—	—	—	—	1.00	—%	—	—%	—%	—%
CLASS D SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	—%	$173,441	0.25%	—%	0.55%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	—%	280,032	0.06%	—%	0.54%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%	638,939	0.06%	—%	0.54%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	517,845	0.09%	—%	0.53%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	662,063	0.08%	—%	0.54%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	619,940	0.10%	0.01%	0.53%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	—		—	—	—	—	—	$1.00	0.05%	$485,963	0.17%	0.10%	0.19%
Year Ended October 31, 2015	1.00	—		—	—	—	—	—	1.00	—%	384,363	0.05%	—%	0.19%
Year Ended October 31, 2014	1.00	—		—	—	—	—	—	1.00	0.01%	263,714	0.06%	0.01%	0.19%
Year Ended October 31, 2013	1.00	—		—	—	—	—	—	1.00	—%	1,086,181	0.09%	—%	0.18%
Year Ended October 31, 2012	1.00	—		—	—	—	—	—	1.00	—%	555,287	0.08%	—%	0.19%
Year Ended October 31, 2011	1.00	—	(e)	—	—	—	—	—	1.00	0.01%	982,974	0.10%	0.01%	0.18%

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net
			Realized and								Ratio		Rratio of
			Unrealized			Net		Net			of Net	Ratio of Net	Expenses
	Net Asset		Gains			Realized		Asset			Expenses	Investment	to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,		Net Assets at	to Average	Income to	Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total	End of Period	Net	Average Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS Y SHARES
Six Months Ended
April 30, 2016 (unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$983,591	0.24%	0.02%	0.29%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	763,473	0.06%	—%	0.29%
Year Ended October 31, 2014	1.00	—	—	—	—	—	—	1.00	0.01%	956,312	0.06%	0.01%	0.29%
Year Ended October 31, 2013	1.00	—	—	—	—	—	—	1.00	—%	968,290	0.09%	—%	0.28%
Year Ended October 31, 2012	1.00	—	—	—	—	—	—	1.00	—%	1,156,631	0.09%	—%	0.29%
Year Ended October 31, 2011	1.00	— (e)	—	—	—	—	—	1.00	0.01%	999,521	0.09%	0.01%	0.28%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	During the period the class had no operations. The net assets values reflected represent the last day the class had shareholders.
(d)	Class A Shares were operational during a portion of the year only. Amounts reflect performance for a period of time the class had operations, which was 201 days during the period. The net asset value reflected represents the last day the class had operations.
(e)	Calculated based on average shares outstanding.
Amounts designated as “—“ are $0 or have been rounded to $0.

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2016, the Trust is composed of 19 separate operational funds, each a series of the HSBC Family of Funds which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively the “Trusts”). The accompanying financial statements are presented for the following three funds (individually a “Fund,” collectively the “Funds”):

Fund	Short Name
HSBC Prime Money Market Fund	Prime Money Market Fund

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

The Funds are money market funds and seek to maintain a stable net asset value of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Funds are authorized to issue nine classes of shares: Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges. As of April 30, 2016, Class E Shares, Intermediary Class Shares and Intermediary Service Class Shares were not operational but are available for purchase. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trust’s organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Funds. However, based on experience, the Trust expects the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

26       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Securities Valuation:

Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustee (“Board”). Therefore, not all restricted securities are considered illiquid. At April 30, 2016, all restricted securities held were deemed liquid.

Repurchase Agreements:

The Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The following table is a summary of each Fund’s open repurchase agreement which are subject to offset under a MRA on a net basis as of April 30, 2016:

	Value of	Value of
	Repurchase	Collateral	Net
Fund	Agreements	Received	Amount
U.S. Government Money Market Fund	$1,350,000,000	$1,350,000,000	$—

Cash:

Cash is held in deposit accounts at the Funds’ Custodian and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends to shareholders from net investment income, if any, are declared daily and paid monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 2 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

The Bank of New York Mellon (the “Servicer”) provides recordkeeping, reporting and processing services to the Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund, Class I Shares. The Servicer is paid by the Investment Adviser and not by the Funds, for these services.

Administration:

HSBC also serves as Administrator to the Trusts. Effective April 1, 2016, under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Prior to April 1, 2016, for these services, HSBC received from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts, subject to certain allocations in cases where one fund invests some or all of its assets in another fund. An amount equal to 50% of the administration fee is deemed to be class specific and is based on the daily net assets.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Board and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds,:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the period ended April 30, 2016, Foreside, as Distributor, also received $43,120, $0, and $4,322 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Expenses reduced during the period ended April 30, 2016 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor.”

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statement of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.60%, 0.25%, 0.25%, 0.25%, 0.10%, 0.05% and 0.10% of the average daily net assets of Class A Shares (currently charging 0.40%), Class B Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Class Shares and Intermediary Service Class Shares of the Funds, respectively. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, 0.60%, 1.00%, 1.00%, 0.25%, 0.10%, 0.05% and 0.10% annually of each Fund’s average daily net assets of Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Class Shares and Intermediary Service Class Shares, respectively. Expenses reduced during the period ended April 30, 2016 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.”

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

HSBC FAMILY OF FUNDS       31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Fund Accounting and Transfer Agency:

Citi provides fund accounting services for each Fund. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services. Transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, are assigned to FIS Investor Services, LLC (“FIS”) (formerly SunGard Investor Services LLC). As transfer agent, FIS receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. On or about July 16, 2016, the transfer agency services are planned to be converted from FIS to Boston Financial Data Services, Inc. (“BFDS”) under a separate transfer agency services agreement.

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

Fee Reductions:

The Investment Adviser has contractually agreed to limit through March 1, 2017 the annual total expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, of certain classes of the Funds. Each affected Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
Prime Money Market Fund	E	0.25*
Prime Money Market Fund	I	0.20
U.S. Government Money Market Fund	E	0.25*
U.S. Government Money Market Fund	I	0.20
U.S. Treasury Money Market Fund	E	0.25*
U.S. Treasury Money Market Fund	I	0.20
____________________ * As of April 30, 2016, Class E Shares were not operational.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. At April 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Funds in subsequent years.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser and Administrator are reported separately on the Statements of Operations, as applicable. During the period ended April 30, 2016, Citi voluntarily reduced its sub-administration fees by $87,343 and HSBC also waived their fees.

32       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

During the period ended April 30, 2016, the following amounts of expenses were waived:

	Class A	Class B	Class C	Class D		Class
Fund	($)	($)	($)	($)	Class I ($)	(Y)
Prime Money Market Fund	31,377	—	86	664,864	1,146,220	73,187
U.S. Government Money
Market Fund	2,101	241	—	1,156,932	182,343	1,000,103
U.S. Treasury Money
Market Fund	—	—	—	340,004	28,872	189,539

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Expenses reduced during the period ended April 30, 2016 are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

Overdraft Facility:

The Funds have entered into an arrangement with their custodian whereby an unsecured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate.

5. Federal Income Tax Information:

At April 30, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Prime Money Market Fund	8,126,860,037	—	—	—
U.S. Government Money
Market Fund	3,972,970,691	—	—	—
U.S. Treasury Money
Market Fund	1,315,194,360	—	—	—
____________________

*     The differences between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of dividends paid by the Funds as of the tax year ended October 31, 2015, was as follows:

	Dividends paid from
		Net
		Long Term	Total	Tax	Total
	Ordinary	Capital	Taxable	Exempt	Dividends
	Income ($)	Gains ($)	Dividends ($)	Distributions ($)	Paid ($)(1)
Prime Money Market Fund	4,052,224	—	4,052,224	—	4,052,224
U.S. Government Money
Market Fund	1,911,422	—	1,911,422	—	1,911,422
U.S. Treasury Money
Market Fund	—	—	—	—	—
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS       33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

As of the tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

						Accumulated		Total
	Undistributed	Undistributed	Undistributed			Capital	Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Accumulated	Dividends	and Other	Appreciation/	Earnings/
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Losses ($)	(Depreciation) ($)	(Deficit) ($)
Prime Money
Market Fund	303,332	—	—	303,332	(297,463)	—	—	5,869
U.S. Government Money
Market Fund	39,114	—	5,589	44,703	(38,610)	—	—	6,093
U.S. Treasury Money
Market Fund	13,990	—	—	13,990	—	—	(1,784)	12,206

Capital loss carryforwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires. As of the tax year ended October 31, 2015, the Funds had no CLCFs.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2015, the Funds had no deferred losses.

6. Significant Shareholders:

The Funds each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

7. Legal and Regulatory Matters:

On July 23, 2014, the SEC voted to amend the rules under the Act that currently govern the operations of the Funds. A significant change resulting from these amendments is a requirement that institutional (i.e., not retail or government as defined in the amendments) prime money market funds transact fund shares based on a market-based net asset value (NAV) per share rounded to four decimals, although other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among other requirements, the amendments also will permit a money market fund or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The Funds must comply with these amendments by October 14, 2016.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

34       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 11, 2015 (in person), and the Board met on December 18, 2015 (in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 11 meeting. Prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated sub-adviser to the Trusts, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are unaffiliated sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the November 11, 2015 Board meeting.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 18, 2015, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

HSBC FAMILY OF FUNDS       35

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2015, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2015 in its respective Morningstar category, and that it is currently closed to new investors. The Board also considered the HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance since inception and discussed the capacity of the Fund’s overall strategy.

36       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2015 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers, and the current asset size of the Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have ”soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       37

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Investment Adviser Contract Approval (HSBC Euro High Yield Bond Fund (USD Hedged))

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreement for the HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Fund

The Board, including the Independent Trustees of the Trust, met in December 2015 (in person) to consider, among other matters: (i) the initial approval of the Investment Advisory Contract and related Supplement (the “Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) the initial approval of the Sub-Advisory Agreement (the “Sub-Advisory Contract”) between the Adviser and HSBC Global Asset Management (France) (“AMFR” or the “Sub-Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser would provide; (ii) the personnel who would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser or the Sub-Adviser; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Adviser; (v) the fees to be received by the Adviser and Sub-Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the draft prospectus of the Fund; (viii) compliance-related matters pertaining to the Adviser and the Sub-Adviser; and (ix) other information regarding the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting, including the performance record, underlying models and portfolio management process of similar portfolios managed by the Adviser and Sub-Adviser; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser and AMFR, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the quality and experience of the personnel of the Adviser and Sub-Adviser. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

38       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (iv) the capabilities and performance of the Adviser’s and Sub-Adviser’s portfolio management teams and other personnel.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser supported the initial approval of the Agreements for the Fund.

Investment Performance of the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-U.S. accounts that are managed by the Adviser or the Sub-Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Agreements for the Fund.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and Sub-Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser; and the services provided by the Adviser and the Sub-Adviser. In addition, the Board discussed the distinction between the services provided by the Adviser pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

Investment Adviser Contract Approval (HSBC Prime 60 Money Market Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory agreement for the Prime 60 Money Market Fund, a series of the Trust (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

HSBC FAMILY OF FUNDS       39

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Approval of Advisory Contract of the Fund

The Board, including the Independent Trustees of the Trust, met on March 10, 2016 (in person) to consider, among other matters, the initial approval of the Investment Advisory Contract and related Supplement (“Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contract. This information included, among other things, information about: (i) the services that the Adviser would provide; (ii) the personnel who would provide such services; (iii) the fees to be received by the Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (iv) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (v) the draft prospectus of the Fund; (vi) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Contract.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services with respect to the Fund and other Money Market Funds; and (x) additional information provided by the Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Advisory Contract with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser to the Fund, as well as the quality and experience of the Adviser’s personnel. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

The Board also considered the yield support provided to the Adviser’s other Money Market Funds, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own compliance with the Trust’s compliance policies and procedures and investment objectives.

40       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser supported the initial approval of the Advisory Contract.

Investment Performance of the Adviser. The Board, including the Independent Trustees, considered the investment performance of the Money Market Funds that are managed by the Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Advisory Contract for the Fund.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Advisory Contract and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Fund, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Advisory Contract, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the Advisory Contract.

HSBC FAMILY OF FUNDS       41

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Prime Money Market Fund	Class A Shares	1,000.00	1,000.20	2.24	0.45%
	Class C Shares **	1,000.00	1,000.10	0.74	0.33%
	Class D Shares	1,000.00	1,000.30	2.14	0.43%
	Class I Shares	1,000.00	1,001.80	0.70	0.14%
	Class Y Shares	1,000.00	1,001.20	1.24	0.25%

U.S. Government Money
Market Fund	Class A Shares	1,000.00	1,000.10	1.39	0.28%
	Class B Shares	1,000.00	1,000.10	1.39	0.28%
	Class D Shares	1,000.00	1,000.10	1.34	0.27%
	Class I Shares	1,000.00	1,000.80	0.75	0.15%
	Class Y Shares	1,000.00	1,000.40	1.09	0.22%

U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,000.00	1.24	0.25%
	Class I Shares	1,000.00	1,000.50	0.85	0.17%
	Class Y Shares	1,000.00	1,000.10	1.19	0.24%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).
**	Information shown reflects values using the expense ratio and rate of return for the period November 1, 2015 to January 21, 2016 (number of operational days in period).

42       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Prime Money Market Fund	Class A Shares	1,000.00	1,022.63	2.26	0.45%
	Class C Shares	1,000.00	1,023.22	1.66	0.33%
	Class D Shares	1,000.00	1,022.73	2.16	0.43%
	Class I Shares	1,000.00	1,024.17	0.70	0.14%
	Class Y Shares	1,000.00	1,023.62	1.26	0.25%
U.S. Government Money
Market Fund	Class A Shares	1,000.00	1,023.47	1.41	0.28%
	Class B Shares	1,000.00	1,023.47	1.41	0.28%
	Class D Shares	1,000.00	1,023.52	1.36	0.27%
	Class I Shares	1,000.00	1,024.12	0.75	0.15%
	Class Y Shares	1,000.00	1,023.77	1.11	0.22%
U.S. Treasury Money
Market Fund	Class D Shares	1,000.00	1,023.62	1.26	0.25%
	Class I Shares	1,000.00	1,024.02	0.86	0.17%
	Class Y Shares	1,000.00	1,023.67	1.21	0.24%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       43

HSBC FAMILY OF FUNDS
Additional Information (Unaudited)

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on April 14, 2016, April 29, 2016, May 13, 2016 and May 20, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following four proposals:

1.	To approve the election of five nominees to serve as Trustees of the Trusts;

2.	To approve the reorganization of each Trust into a single newly established Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable;

3.	To approve an amendment to the current “managers of managers” arrangement;

4.	To approve revisions to the Funds’ fundamental investment policies.

Approval of election of five nominees to serve as Trustees and reorganization of each Trust into a singly newly established Delaware statutory trust on behalf of the Trust:

HSBC Funds
Outstanding Shares	16,060,025,193
Total Voted	9,043,292,637

Election of Directors	Total For	Total Withhold	Result
Marcia L. Beck	9,022,507,379	20,785,258	Approved 4/14/16
Susan C. Gause	9,022,783,189	20,509,447	Approved 4/14/16
Deborah A. Hazell	9,022,560,172	20,732,466	Approved 4/14/16
Susan S. Huang	9,022,895,575	20,397,060	Approved 4/14/16
Thomas F. Robards	9,022,901,096	20,391,540	Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	7,493,931,679	29,256,209	140,639,881	Approved 4/14/16

Approval of an amendment to the current “managers of managers” arrangement and revisions to the funds’ fundamental investment policies on behalf of the following funds:

HSBC Prime Money Market Fund
Outstanding Shares	7,493,085,472
Total Voted	4,478,341,389

	Total For	Total Against	Total Abstain	Result
Manager of Managers	2,736,543,022	4,027,748	815,305,884	Not Approved

44       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Additional Information (Unaudited) (continued)

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	2,735,944,478	5,050,001	814,882,174	Not Approved
4b. The issuance of senior securities	2,737,237,511	4,363,701	814,275,442	Not Approved
4c. Underwriting	2,736,811,755	4,628,161	814,436,738	Not Approved
4d. Industry Concentration	2,736,789,311	4,846,804	814,240,541	Not Approved
4e. Real Estate	2,693,756,614	47,985,373	814,134,667	Not Approved
4f. Commodities	2,622,059,627	119,522,717	814,294,310	Not Approved
4g. Loans	2,635,028,936	106,779,688	814,068,031	Not Approved
4h. Diversification	2,705,668,880	35,846,342	814,361,433	Not Approved
4i. Pledging, Mortgaging and Hypothecating	2,754,409,243	36,696,063	764,771,350	Not Approved
4j. Investments for Control	2,785,697,588	5,545,322	764,633,745	Not Approved
4k. Investments in Other
Investment Companies	2,742,151,810	49,097,342	764,627,502	Not Approved
4l. Illiquid Securities	2,685,591,935	106,090,366	764,194,354	Not Approved
4m. Short Sales	2,684,476,529	107,154,947	764,245,179	Not Approved
4n. Writing and Selling Options	2,685,101,320	106,678,685	764,096,651	Not Approved
4o. Securities Owned by Trustees or Officers	2,685,572,580	106,084,139	764,219,936	Not Approved
4p. Securities on Margin	2,685,009,001	106,727,890	764,139,765	Not Approved

HSBC U.S. Government Money Market Fund
Outstanding Shares	6,906,897,012
Total Voted	5,285,863,704

	Total For	Total Against	Total Abstain	Result
Manager of Managers	4,661,298,805	10,654,958	340,425,565	Approved 4/14/16

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	4,661,162,744	10,774,349	340,442,235	Approved 4/14/16
4b. The issuance of senior securities	4,661,216,883	10,728,250	340,434,195	Approved 4/14/16
4c. Underwriting	4,661,225,969	10,709,020	340,444,338	Approved 4/14/16
4d. Industry Concentration	4,661,167,808	10,727,070	340,484,449	Approved 4/14/16
4e. Real Estate	4,660,502,361	10,988,168	340,888,799	Approved 4/14/16
4f. Commodities	4,660,514,298	10,962,225	340,902,804	Approved 4/14/16
4g. Loans	4,660,795,642	10,688,640	340,895,045	Approved 4/14/16
4h. Diversification	4,661,280,186	10,685,019	340,414,124	Approved 4/14/16
4i. Pledging, Mortgaging and Hypothecating	4,661,160,124	10,790,713	340,428,492	Approved 4/14/16
4j. Investments for Control	4,661,329,734	10,627,952	340,421,641	Approved 4/14/16
4k. Investments in Other
Investment Companies	4,660,927,376	11,037,136	340,414,815	Approved 4/14/16
4l. Illiquid Securities	4,661,205,284	10,723,413	340,450,632	Approved 4/14/16
4m. Short Sales	4,661,242,382	10,693,440	340,443,506	Approved 4/14/16
4n. Writing and Selling Options	4,661,273,834	10,654,243	340,451,250	Approved 4/14/16
4o. Securities Owned by Trustees or Officers	4,661,232,368	10,698,330	340,448,631	Approved 4/14/16
4p. Securities on Margin	4,661,211,585	10,714,360	340,453,382	Approved 4/14/16

HSBC FAMILY OF FUNDS       45

HSBC FAMILY OF FUNDS
Additional Information (Unaudited) (continued)

HSBC U.S. Treasury Money Market Fund
Outstanding Shares	1,582,369,737
Total Voted	209,128,701

	Total For	Total Against	Total Abstain	Result
Manager of Managers	123,131,256	26,308,461	3,001,041	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	123,116,380	2,805,680	26,518,699	Not Approved
4b. The issuance of senior securities	123,116,380	2,805,680	26,518,699	Not Approved
4c. Underwriting	123,116,380	2,805,680	26,518,699	Not Approved
4d. Industry Concentration	52,506,165	73,415,894	26,518,699	Not Approved
4e. Real Estate	119,373,728	30,063,927	3,003,104	Not Approved
4f. Commodities	121,624,069	27,813,586	3,003,104	Not Approved
4g. Loans	123,114,291	26,322,170	3,004,299	Not Approved
4h. Diversification	123,117,748	26,319,908	3,003,104	Not Approved
4i. Pledging, Mortgaging and Hypothecating	123,116,380	26,320,080	3,004,299	Not Approved
4l. Illiquid Securities	123,117,748	26,318,713	3,004,299	Not Approved
4m. Short Sales	123,114,118	26,323,537	3,003,104	Not Approved
4p. Securities on Margin	120,863,777	28,573,878	3,003,104	Not Approved

46       HSBC FAMILY OF FUNDS

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Each Fund discloses on its website at www.investorfunds.us.hsbc.com, within five business days after the end of each month, a complete schedule of portfolio holdings and information regarding the weighted average maturity of the Fund. In addition, each Fund files with the Commission on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Forms N-MFP are be available on the Commission’s website at http://www.sec.gov and the Funds’ website also contains a link to these filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS       47

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, Ohio 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0616	06/16

HSBC Global Asset Management (USA) Inc.

HSBC World Selection™ Funds
Semi-Annual Report
April 30, 2016

WORLD SELECTION FUNDS	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

HSBC World Selection Funds
Semi-Annual Report - April 30, 2016

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	14

Schedules of Portfolio Investments
Aggressive Strategy Fund	15
Balanced Strategy Fund	16
Moderate Strategy Fund	17
Conservative Strategy Fund	18
Income Strategy Fund	19
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	28
Notes to Financial Statements	33
Investment Adviser Contract Approval	42
Table of Shareholder Expenses	49
Additional Information	51
Other Information	54

The World Selection Funds (the “Funds”) are “fund of funds” which aim to provide superior risk adjusted returns relative to a single asset class investment over the long term by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Funds may also purchase or hold exchange traded notes (“ETNs”). The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving their objectives. Each World Selection Fund has a strategic asset allocation which represents a carefully constructed blend of asset classes, regions and currencies to meet longer term investment goals.

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

BofA Merrill Lynch U.S. High Yield Master II Index is an index that tracks the performance of USD-denominated, below investment-grade corporate debt publicly issued in the U.S. domestic market.

Citigroup U.S. Domestic 3-Month Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of three months.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI All Country World Index (“MSCI ACWI Index”) is an equity index which captures the large- and mid-cap representation across 23 Developed Markets (DM) countries—Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S.)—and 23 emerging market countries—Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCl Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an index that captures the large- and mid-cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy faced significant headwinds during the six-month period between November 1, 2015, and April 30, 2016. Markets experienced high levels of volatility amid low economic growth in many countries and regions. A more promising outlook emerged toward the end of the period, however, as oil prices showed signs of bottoming out and China’s troubled economy showed signs of stabilization.

U.S. economic growth slowed during the period amid weak manufacturing results and flagging retail sales. Low oil prices continued to pose challenges for the energy sector, which had been a major driver of economic growth in previous years. A strong dollar continued to drag on U.S. exports, although other areas of the U.S. economy offered some grounds for optimism. The housing market remained robust, and households continued to benefit from low inflation and upward pressure on wages.

The U.S. labor market remained stable and relatively healthy during the period. While the unemployment rate hovered around 5%, an uptick in initial jobless claims late in the period revealed underlying weakness. Rising wages appeared to boost the low labor market participation rate as re-entry into the workforce became more attractive.

European economies saw steady but slow growth, and economic data in the euro zone remained mixed overall. The labor market continued to improve, and manufacturing activity increased. Meanwhile, consumer confidence declined and inflation trended negative. The European Central Bank (ECB) responded to the slow pace of economic recovery with new stimulus measures that included incentives for banks to lend and broad interest rate cuts.

The Bank of Japan also eased monetary conditions, pushing interest rates into negative territory in a so-far unsuccessful attempt to weaken the yen. The Japanese economy continued to contract during the fourth quarter of 2015, and ongoing economic challenges created low expectations for growth in the first quarter of 2016. The Japanese labor market continued to improve, however.

Low prices for oil and other commodities were a major factor affecting the global economy during the period. This development hurt emerging economies that are generally heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

Uncertainty surrounding the health of the Chinese economy was another key theme of the period. China’s economy stabilized somewhat due in part to central bank stimulus measures, but it remained unclear whether declining levels of growth had bottomed out. Chinese industrial overcapacity was one factor behind the weak demand for commodities worldwide.

Commodities-exporting countries such as Russia and Brazil were particularly vulnerable to low demand and weak prices for commodities. Russia’s economy continued to suffer from heightened Western sanctions, and Brazil faced severe political turmoil as its economy sank deeper into recession. Calls for the impeachment of scandal-plagued President Dilma Rousseff appeared to instill confidence among investors late in the period.

In December, the U.S. Federal Reserve (Fed) raised its federal funds rate 25 basis points from a target range of 0% to 0.25% to a range of 0.25% to 0.50%. The Fed surprised many investors in the first quarter by adopting a more “dovish” outlook, however, softening its rate-hiking stance for the near future. Meanwhile central banks in many other economies—including the euro zone, Japan and China—expanded aggressive stimulus efforts. Overall, these developments boosted investor sentiment and helped stocks climb in the final weeks of the six-month period.

U.S. gross domestic product1 (GDP) grew at a rate of 1.4% in the fourth quarter of 2015. A preliminary estimate puts GDP growth at 0.8% for the first quarter of 2016.

Market Review

U.S. equities dropped significantly over the six-month period. Stocks began to lose ground in December and then saw a sharp sell-off in January and into mid-February. Equities rebounded during the final two months of the period, however, managing to make up for a large share of the earlier losses. Defensive sectors, including consumer staples, telecommunications services and utilities, performed best in this environment.

The S&P 500 Index1 of large company stocks advanced 0.43% for the six months through April 30, 2016. The Russell 2000 Index1 of small company stocks declined 1.90% during the period. U.S. stocks generally outperformed international markets during the period. Emerging markets equities rose sharply during the final months of the period, ending the period with smaller losses than many developed economies.

The MSCI EM Index1 ended the period down 0.01%, while the MSCI EAFE Index1 of developed market international stocks lost 2.82% for the period.

Global bonds benefited from the falling, or even negative, interest rates found in many economies during the period. U.S. fixed income investments generally performed well in this environment, posting modest gains. Investment grade credit spreads grew wider during much of the period, but narrowed significantly toward the period’s end. Treasury inflation-protected securities (TIPS) performed especially well during the period due to higher long-term inflation expectations following the Fed’s unexpectedly dovish stance.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.82% for the six-months through April 30, 2016. In Europe, corporate bond markets continued to be driven up by the ECB’s stimulus efforts. The ECB’s decision to expand its quantitative easing program to include investment grade, nonbank corporate bonds with maturities up to 30 years led to particularly strong performance for non-government securities.

1     For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Aggressive Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) and mutual funds and exchange traded fund (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views.

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

High Yield Risk: High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned -1.53% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2016. That compared to a 0.43% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2016: the MSCI ACWI Index1 (-0.65% total return), the MSCI EAFE Index1 (-2.82% total return), Barclays U.S. Aggregate Bond Index1 (2.82% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (2.25% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.09% total return).

Portfolio Performance

Global equity markets struggled during the six-month period. International stocks underperformed domestic stocks amid economic weakness in Europe and China. Investors also reacted negatively to sharp declines in prices for oil and other commodities, as well as geopolitical issues such as the March terrorist attack in Brussels.

However, as the period wore on, investor worries were tempered by supportive monetary policies adopted by several central banks including the European Central Bank. Meanwhile, some countries, including Japan, pushed interest rates into negative territory in a bid to boost economic growth. A rebound in commodities prices late in the period also helped buoy stocks. Meanwhile, domestic stocks were helped by an improving U.S. economy, prompting the U.S. Federal Reserve (the Fed) to raise short-term interest rates in December for the first time in nearly a decade.

Bonds performed relatively well during the period, due in part to the central bank stimulus measures around the world. Improved investor sentiment helped drive a rebound in credit sectors, with emerging market local debt performing particularly well during the six-month period. Despite the Fed’s rate increase in late 2015, interest rates remained relatively low, which helped support prices on Treasury and corporate issues during the period.

The relative outperformance of U.S. stocks—though modest—helped to benefit the Fund’s absolute returns as the Fund favored domestic equities over international equities. International equities exhibited negative returns for the period. However, as the Fund is a diversified multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund was not positioned to fully capture the muted positive results of the U.S. equity market with our exposure to international equities.†

The Fund continues to maintain positions through its Underlying Fund, in property investments such as listed REITs, as we believe property continues to offer reasonably attractive long-term prospective returns relative to core developed market government bonds.†

We continue to believe that the global economic recovery is on track and that global equity markets could post positive returns over the long term. Moreover, we believe that the weakness in equity markets experienced in the beginning of 2016 reflected a greater probability of recession than was warranted. Overall, we believe that support from continuing global accommodative monetary policies will, in the medium and longer term, likely outweigh the recent headwinds we have seen from some developing countries and from tighter U.S. monetary policy.†

†     Portfolio composition is subject to change.
1     For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2016	Date	Months*	Year	Year	Year	Gross	Net
Aggressive Strategy Fund Class A1	2/14/05	-6.43	-11.43	2.43	2.95	1.79	1.79
Aggressive Strategy Fund Class B2	2/9/05	-5.77	-11.10	2.72	3.01	2.54	2.54
Aggressive Strategy Fund Class C3	6/9/05	-2.81	-8.26	2.72	3.12	2.54	2.54
S&P 500 Index[5]	—	0.43	1.21	11.02	6.91	N/A	N/A
MSCI ACWI Index[5]	—	-0.65	-5.13	5.26	4.44	N/A	N/A
MSCI EAFE Index[5]	—	-2.82	-8.89	2.16	2.09	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	2.82	2.72	3.60	4.95	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	2.25	-1.34	5.22	7.20	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.09	0.10	0.06	1.04	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund had invested, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights. Expenses of the Underlying Funds are reflected in realized and unrealized gain (loss) on investments in the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
Balanced Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Balanced Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) and mutual funds and exchange traded fund (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views.

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

High Yield Risk: High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned -0.57% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2016. That compared to a 0.43% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2016: the MSCI ACWI Index1 (-0.65% total return), the MSCI EAFE Index1 (-2.82% total return), Barclays U.S. Aggregate Bond Index1 (2.82%, total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (2.25% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.09% total return).

Portfolio Performance

Global equity markets struggled during the six-month period. International stocks underperformed domestic stocks amid economic weakness in Europe and China. Investors also reacted negatively to sharp declines in prices for oil and other commodities, as well as geopolitical issues such as the March terrorist attack in Brussels.

However, as the period wore on, investor worries were tempered by supportive monetary policies adopted by several central banks including the European Central Bank. Meanwhile, some countries, including Japan, pushed interest rates into negative territory in a bid to boost economic growth. A rebound in commodities prices late in the period also helped buoy stocks. Meanwhile, domestic stocks were helped by an improving U.S. economy, prompting the U.S. Federal Reserve (the Fed) to raise short-term interest rates in December for the first time in nearly a decade.

Bonds performed relatively well during the period, due in part to the central bank stimulus measures around the world. Improved investor sentiment helped drive a rebound in credit sectors, with emerging market local debt performing particularly well during the six-month period. Despite the Fed’s rate increase in late 2015, interest rates remained relatively low, which helped support prices on Treasury and corporate issues during the period.

The relative outperformance of U.S. stocks—though modest—helped to benefit the Fund’s absolute returns as the Fund favored domestic equities over international equities. International equities exhibited negative returns for the period. However, as the Fund is a diversified multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund was not positioned to fully capture the muted positive results of the U.S. equity market with our exposure to international equities.†

The Fund continues to maintain positions through its Underlying Funds in property investments such as listed REITs, as we believe property continues to offer reasonably attractive long-term prospective returns relative to core developed market government bonds.†

We continue to believe that the global economic recovery is on track and that global equity markets could post positive returns over the long term. Moreover, we believe that the weakness in equity markets experienced in the beginning of 2016 reflected a greater probability of recession than was warranted. Overall, we believe that support from continuing global accommodative monetary policies will, in the medium and longer term, likely outweigh the recent headwinds we have seen from some developing countries and from tighter U.S. monetary policy.†

†     Portfolio composition is subject to change.
1     For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Balanced Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2016	Date	Months*	Year	Year	Year	Gross	Net
Balanced Strategy Fund Class A1	2/8/05	-5.56	-10.21	2.30	3.20	1.47	1.47
Balanced Strategy Fund Class B2	2/1/05	-4.82	-9.84	2.58	3.27	2.22	2.22
Balanced Strategy Fund Class C3	4/27/05	-1.88	-7.06	2.59	3.35	2.22	2.22
S&P 500 Index[5]	—	0.43	1.21	11.02	6.91	N/A	N/A
MSCI ACWI Index[5]	—	-0.65	-5.13	5.26	4.44	N/A	N/A
MSCI EAFE Index[5]	—	-2.82	-8.89	2.16	2.09	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	2.82	2.72	3.60	4.95	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	2.25	-1.34	5.22	7.20	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.09	0.10	0.06	1.04	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund had invested, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights. Expenses of the Underlying Funds are reflected in realized and unrealized gain (loss) on investments in the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)
Moderate Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Moderate Strategy Fund (the “Fund”) is a “fund of funds” which seeks high total return consisting of long-term growth of capital and current income by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) and mutual funds and exchange traded fund (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views.

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

High Yield Risk: High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 0.58% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2016. That compared to a 2.82% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2016: the S&P 500 Index1 (0.43% total return), the MSCI ACWI Index1 (-0.65% total return), MSCI EAFE Index1 (-2.82% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (2.25% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.09% total return).

Portfolio Performance

Global equity markets struggled during the six-month period. International stocks underperformed domestic stocks amid economic weakness in Europe and China. Investors also reacted negatively to sharp declines in prices for oil and other commodities, as well as geopolitical issues such as the March terrorist attack in Brussels.

However, as the period wore on, investor worries were tempered by supportive monetary policies adopted by several central banks including the European Central Bank. Meanwhile, some countries, including Japan, pushed interest rates into negative territory in a bid to boost economic growth. A rebound in commodities prices late in the period also helped buoy stocks. Meanwhile, domestic stocks were helped by an improving U.S. economy, prompting the U.S. Federal Reserve (the Fed) to raise short-term interest rates in December for the first time in nearly a decade.

Bonds performed relatively well during the period, due in part to the central bank stimulus measures around the world. Improved investor sentiment helped drive a rebound in credit sectors, with emerging market local debt performing particularly well during the six-month period. Despite the Fed’s rate increase in late 2015, interest rates remained relatively low, which helped support prices on Treasury and corporate issues during the period.

The relative outperformance of U.S. stocks—though modest—helped to benefit the Fund’s absolute returns as the Fund favored domestic equities over international equities. International equities exhibited negative returns for the period. However, as the Fund is a diversified multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund was not positioned to fully capture the muted positive results of the U.S. equity market with our exposure to international equities.†

The Fund continues to maintain positions through its Underlying Funds in property investments such as listed REITs, as we believe property continues to offer reasonably attractive long-term prospective returns relative to core developed market government bonds.†

We continue to believe that the global economic recovery is on track and that global equity markets could post positive returns over the long term. Moreover, we believe that the weakness in equity markets experienced in the beginning of 2016 reflected a greater probability of recession than was warranted. Overall, we believe that support from continuing global accommodative monetary policies will, in the medium and longer term, likely outweigh the recent headwinds we have seen from some developing countries and from tighter U.S. monetary policy.†

†     Portfolio composition is subject to change.
1     For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Moderate Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2016	Date	Months*	Year	Year	Year	Gross	Net
Moderate Strategy Fund Class A1	2/3/05	-4.42	-8.28	2.06	3.24	1.49	1.49
Moderate Strategy Fund Class B2	2/1/05	-3.71	-7.91	2.35	3.29	2.24	2.24
Moderate Strategy Fund Class C3	6/9/05	-0.70	-5.07	2.36	3.36	2.24	2.24
Barclays U.S. Aggregate Bond Index[5]	—	2.82	2.72	3.60	4.95	N/A	N/A
S&P 500 Index[5]	—	0.43	1.21	11.02	6.91	N/A	N/A
MSCI ACWI Index[5]	—	-0.65	-5.13	5.26	4.44	N/A	N/A
MSCI EAFE Index[5]	—	-2.82	-8.89	2.16	2.09	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	2.25	-1.34	5.22	7.20	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.09	0.10	0.06	1.04	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund had invested, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights. Expenses of the Underlying Funds are reflected in realized and unrealized gain (loss) on investments in the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)
Conservative Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Conservative Strategy Fund (the “Fund”) is a “fund of funds” which seeks high total return consisting of long-term growth of capital and current income by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) and mutual funds and exchange traded fund (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views.

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

High Yield Risk: High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 1.18% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2016. That compared to a 2.82% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2016: the S&P 500 Index1 (0.43% total return), the MSCI ACWI Index1 (-0.65% total return), MSCI EAFE Index1 (-2.82% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (2.25% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.09% total return).

Portfolio Performance

Global equity markets struggled during the six-month period. International stocks underperformed domestic stocks amid economic weakness in Europe and China. Investors also reacted negatively to sharp declines in prices for oil and other commodities, as well as geopolitical issues such as the March terrorist attack in Brussels.

However, as the period wore on, investor worries were tempered by supportive monetary policies adopted by several central banks including the European Central Bank. Meanwhile, some countries, including Japan, pushed interest rates into negative territory in a bid to boost economic growth. A rebound in commodities prices late in the period also helped buoy stocks. Meanwhile, domestic stocks were helped by an improving U.S. economy, prompting the U.S. Federal Reserve (the Fed) to raise short-term interest rates in December for the first time in nearly a decade.

Bonds performed relatively well during the period, due in part to the central bank stimulus measures around the world. Improved investor sentiment helped drive a rebound in credit sectors, with emerging market local debt performing particularly well during the six-month period. Despite the Fed’s rate increase in late 2015, interest rates remained relatively low, which helped support prices on Treasury and corporate issues during the period.

The relative outperformance of U.S. stocks—though modest—helped to benefit the Fund’s absolute returns as the Fund favored domestic equities over international equities. International equities exhibited negative returns for the period. However, as the Fund is a diversified multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund was not positioned to fully capture the muted positive results of the U.S. equity market with our exposure to international equities.†

The Fund continues to maintain positions through its Underlying Funds in property investments such as listed REITs, as we believe property continues to offer reasonably attractive long-term prospective returns relative to core developed market government bonds.†

We continue to believe that the global economic recovery is on track and that global equity markets could post positive returns over the long term. Moreover, we believe that the weakness in equity markets experienced in the beginning of 2016 reflected a greater probability of recession than was warranted. Overall, we believe that support from continuing global accommodative monetary policies will, in the medium and longer term, likely outweigh the recent headwinds we have seen from some developing countries and from tighter U.S. monetary policy.†

†     Portfolio composition is subject to change.
1     For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Conservative Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	5	10
As of April 30, 2016	Date	Months*	Year	Year	Year	Gross	Net
Conservative Strategy Fund Class A1	2/23/05	-3.90	-6.73	1.81	3.02	1.73	1.73
Conservative Strategy Fund Class B2	2/17/05	-3.25	-6.43	2.09	3.10	2.48	2.48
Conservative Strategy Fund Class C3	4/19/05	-0.19	-3.47	2.10	3.23	2.48	2.48
Barclays U.S. Aggregate Bond Index[5]	—	2.82	2.72	3.60	4.95	N/A	N/A
S&P 500 Index[5]	—	0.43	1.21	11.02	6.91	N/A	N/A
MSCI ACWI Index[5]	—	-0.65	-5.13	5.26	4.44	N/A	N/A
MSCI EAFE Index[5]	—	-2.82	-8.89	2.16	2.09	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	2.25	-1.34	5.22	7.20	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.09	0.10	0.06	1.04	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund had invested, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights. Expenses of the Underlying Funds are reflected in realized and unrealized gain (loss) on investments in the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.
5	For additional information, please refer to the Glossary of Terms.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS      11

Portfolio Reviews (Unaudited)
Income Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Rayman Bovell, CFA, Senior Vice President and Head of Wealth Portfolio Management

The Income Strategy Fund (the “Fund”) is a “fund of funds” which primarily seeks current income and secondarily seeks to provide long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) and mutual funds and exchange traded fund (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser’s investment views.

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

High Yield Risk: High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

REIT Risk: Investments in the Funds are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 1.18% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2016. That compared to a 2.82% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measured performance against several additional reference indices for the six-month period ended April 30, 2016: the S&P 500 Index1 (0.43% total return), the MSCI ACWI Index1 (-0.65% total return), MSCI EAFE index (-2.82% total return), BofA Merrill Lynch U.S. High Yield Master II Index1 (2.25% total return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.09% total return).

Portfolio Performance

Global equity markets struggled during the six-month period. International stocks underperformed domestic stocks amid economic weakness in Europe and China. Investors also reacted negatively to sharp declines in prices for oil and other commodities, as well as geopolitical issues such as the March terrorist attack in Brussels.

However, as the period wore on, investor worries were tempered by supportive monetary policies adopted by several central banks including the European Central Bank. Meanwhile, some countries, including Japan, pushed interest rates into negative territory in a bid to boost economic growth. A rebound in commodities prices late in the period also helped buoy stocks. Meanwhile, domestic stocks were helped by an improving U.S. economy, prompting the U.S. Federal Reserve (the Fed) to raise short-term interest rates in December for the first time in nearly a decade.

Bonds performed relatively well during the period, due in part to the central bank stimulus measures around the world. Improved investor sentiment helped drive a rebound in credit sectors, with emerging market local debt performing particularly well during the six-month period. Despite the Fed’s rate increase in late 2015, interest rates remained relatively low, which helped support prices on Treasury and corporate issues during the period.

The relative outperformance of U.S. stocks—though modest—helped to benefit the Fund’s absolute returns as the Fund favored domestic equities over international equities. International equities exhibited negative returns for the period. However, as the Fund is a diversified multi-asset portfolio and includes many asset classes to achieve its risk/return profile, the Fund was not positioned to fully capture the muted positive results of the U.S. equity market with our exposure to international equities.†

The Fund added positions through Underlying Funds in property investments such as listed REITs, as we believe property offers reasonably attractive long-term prospective returns relative to core developed market government bonds.†

We continue to believe that the global economic recovery is on track and that global equity markets could post positive returns over the long term. Moreover, we believe that the weakness in equity markets experienced in the beginning of 2016 reflected a greater probability of recession than was warranted. Overall, we believe that support from continuing global accommodative monetary policies will, in the medium and longer term, likely outweigh the recent headwinds we have seen from some developing countries and from tighter U.S. monetary policy.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12      HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Income Strategy Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[4]
	Inception	Six	1	Since
As of April 30, 2016	Date	Months*	Year	Inception		Gross	Net
Income Strategy Fund Class A1	3/20/12	-3.63	-5.40	1.68		10.29	1.77
Income Strategy Fund Class B2	3/20/12	-3.16	-5.36	2.13		11.04	2.52
Income Strategy Fund Class C3	3/20/12	-0.26	-2.52	2.10		11.04	2.52
Barclays U.S. Aggregate Bond Index[5]	—	2.82	2.72	2.99	[6]	N/A	N/A
S&P 500 Index[5]	—	0.43	1.21	12.17	[6]	N/A	N/A
MSCI ACWI Index[5]	—	-0.65	-5.13	7.47	[6]	N/A	N/A
MSCI EAFE Index[5]	—	-2.82	-8.89	5.33	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	2.25	-1.34	5.37	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.09	0.10	0.06	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights. Expenses of the Underlying Funds are reflected in realized and unrealized gain (loss) on investments in the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period March 20, 2012 to April 30, 2015.

The Fund’s performance is primarily measured against the Barclays U.S. Aggregate Bond Index, an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       13

Portfolio Reviews
Portfolio Composition*
April 30, 2016 (Unaudited)

HSBC Aggressive Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	87.7
Fixed Income	5.4
Alternatives	5.0
Cash	1.9
Total	100.0

HSBC Balanced Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	72.3
Fixed Income	20.8
Alternatives	5.0
Cash	1.9
Total	100.0

HSBC Moderate Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Global Equity	49.0
Fixed Income	44.0
Alternatives	4.9
Cash	2.1
Total	100.0

HSBC Conservative Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	69.7
Global Equity	23.3
Alternatives	5.0
Cash	2.0
Total	100.0

HSBC Income Strategy Fund
Percentage of
Investment Allocation	Investments at Value(%)
Fixed Income	76.7
Global Equity	17.1
Alternatives	2.0
Cash	4.2
Total	100.0
__________________

*	Portfolio composition is subject to change.

14      HSBC FAMILY OF FUNDS

HSBC AGGRESSIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Affiliated Investment Companies – 4.5%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	14,669	147,134
HSBC Emerging Markets Local Debt
Fund, Class I Shares	31,110	223,372
HSBC Prime Money Market Fund,
Class I Shares, 0.46%(a)	279,503	279,503
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $640,820)		650,009

Unaffiliated Investment Companies – 56.8%

Columbia High Yield Bond Fund,
Class Z Shares	138,872	395,784
Vanguard 500 Index Fund,
Admiral Shares	23,101	4,405,898
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	122,879	3,369,333
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $8,398,017)		8,171,015

Exchange Traded Funds – 38.9%

iShares Currency Hedged MSCI
EAFE ETF	61,412	1,471,431
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	29,580	1,083,515
PowerShares FTSE RAFI U.S.
1000 Portfolio	25,804	2,327,006
SPDR Dow Jones Global Real
Estate ETF	14,991	726,464
TOTAL EXCHANGE TRADED
FUNDS (COST $5,817,203)		5,608,416
TOTAL INVESTMENT
SECURITIES – 100.2%
(COST $14,856,042)		14,429,440
Other Assets (Liabilities) – (0.2)%		(24,285)
NET ASSETS – 100%		$14,405,155
________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF – Exchange Traded Fund SPDR – Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC BALANCED STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Affiliated Investment Companies – 11.0%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	183,615	1,841,654
HSBC Emerging Markets Local Debt
Fund, Class I Shares	208,176	1,494,706
HSBC Prime Money Market Fund,
Class I Shares, 0.46%(a)	679,509	679,509
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $4,147,278)		4,015,869

Unaffiliated Investment Companies – 57.1%

Columbia High Yield Bond Fund,
Class Z Shares	1,510,519	4,304,978
Vanguard 500 Index Fund,
Admiral Shares.	49,515	9,443,560
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	260,903	7,153,962
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $21,504,151)		20,902,500

Exchange Traded Funds – 32.1%

iShares Currency Hedged MSCI
EAFE ETF	126,165	3,022,913
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	59,466	2,178,240
PowerShares FTSE RAFI U.S.
1000 Portfolio	52,194	4,706,855
SPDR Dow Jones Global Real
Estate ETF	37,760	1,829,850
TOTAL EXCHANGE TRADED
FUNDS (COST $12,175,918)		11,737,858
TOTAL INVESTMENT
SECURITIES – 100.2%
(COST $37,827,346)		36,656,227
Other Assets (Liabilities) – (0.2)%		(74,737)
NET ASSETS – 100%		$36,581,490
__________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF – Exchange Traded Fund SPDR – Standard & Poor’s Depositary Receipt

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC MODERATE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Affiliated Investment Companies – 11.4%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	180,780	1,813,221
HSBC Emerging Markets Local Debt
Fund, Class I Shares	202,427	1,453,425
HSBC Prime Money Market Fund,
Class I Shares, 0.46%(a)	758,137	758,137
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $4,202,337)		4,024,783

Unaffiliated Investment Companies – 42.6%

Columbia High Yield Bond Fund,
Class Z Shares	1,478,285	4,213,111
Vanguard 500 Index Fund,
Admiral Shares	32,328	6,165,643
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	171,052	4,690,240
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $15,403,600)		15,068,994

Exchange Traded Funds – 46.3%

iShares 1-3 Year Treasury Bond ETF	3,956	336,300
iShares 3-7 Year Treasury Bond ETF	3,915	491,841
iShares 7-10 Year Treasury Bond ETF	1,156	127,160
iShares Currency Hedged MSCI
EAFE ETF	85,009	2,036,815
iShares iBoxx $ Investment Grade
Corporate Bond ETF	29,336	3,530,002
iShares Treasury Inflation Protected
Securities ETF	959	110,170
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	37,763	1,383,259
PowerShares FTSE RAFI U.S.
1000 Portfolio	34,274	3,090,829
SPDR Barclays Intermediate Term
Corporate Bond ETF	101,841	3,510,459
SPDR Dow Jones Global Real
Estate ETF	36,010	1,745,045
TOTAL EXCHANGE TRADED
FUNDS (COST $16,482,596)		16,361,880
TOTAL INVESTMENT
SECURITIES – 100.3%
(COST $36,088,533)		35,455,657
Other Assets (Liabilities) – (0.3)%		(99,732)
NET ASSETS – 100%		$35,355,925
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF – Exchange Traded Fund SPDR – Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC CONSERVATIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Affiliated Investment Companies – 9.2%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	69,912	701,218
HSBC Emerging Markets Local Debt
Fund, Class I Shares	55,968	401,851
HSBC Prime Money Market Fund,
Class I Shares, 0.46%(a)	318,321	318,321
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $1,417,020)		1,421,390

Unaffiliated Investment Companies – 28.0%

Columbia High Yield Bond Fund,
Class Z Shares	719,449	2,050,429
Vanguard 500 Index Fund,
Admiral Shares	6,964	1,328,199
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	35,386	970,292
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $4,446,661)		4,348,920

Exchange Traded Funds – 63.4%

iShares 1-3 Year Treasury Bond ETF	9,748	828,677
iShares 20+ Year Treasury Bond ETF	969	125,369
iShares 3-7 Year Treasury Bond ETF	9,340	1,173,384
iShares 7-10 Year Treasury Bond ETF	2,614	287,540
iShares Currency Hedged MSCI
EAFE ETF	17,631	422,439
iShares iBoxx $ Investment Grade
Corporate Bond ETF	20,609	2,479,882
iShares Treasury Inflation Protected
Securities ETF	1,726	198,283
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	7,397	270,952
PowerShares FTSE RAFI U.S.
1000 Portfolio	7,224	651,460
SPDR Barclays Intermediate Term
Corporate Bond ETF	76,296	2,629,924
SPDR Dow Jones Global Real
Estate ETF	15,961	773,470
TOTAL EXCHANGE TRADED
FUNDS (COST $9,777,825)		9,841,380
TOTAL INVESTMENT
SECURITIES – 100.6%
(COST $15,641,506)		15,611,690
Other Assets (Liabilities) – (0.6)%		(99,921)
NET ASSETS – 100%		$15,511,769
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF – Exchange Traded Fund SPDR – Standard & Poor’s Depositary Receipt

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC INCOME STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Affiliated Investment Companies – 7.8%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	2,091	20,969
HSBC Emerging Markets Local Debt
Fund, Class I Shares	2,204	15,823
HSBC Prime Money Market Fund,
Class I Shares, 0.46%(a)	42,514	42,514
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $78,426)		79,306

Unaffiliated Investment Companies – 23.9%

Columbia High Yield Bond Fund,
Class Z Shares	46,442	132,359
Vanguard 500 Index Fund,
Admiral Shares	350	66,826
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	1,669	45,771
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $251,309)		244,956

Exchange Traded Funds – 68.1%

iShares 1-3 Year Treasury Bond ETF	1,715	145,792
iShares 20+ Year Treasury Bond ETF	170	21,995
iShares 3-7 Year Treasury Bond ETF	1,644	206,535
iShares 7-10 Year Treasury Bond ETF	459	50,490
iShares Currency Hedged MSCI
EAFE ETF	806	19,312
iShares iBoxx $ Investment Grade
Corporate Bond ETF	593	71,356
iShares Treasury Inflation Protected
Securities ETF	300	34,464
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	300	10,989
PowerShares FTSE RAFI U.S.
1000 Portfolio	358	32,284
SPDR Barclays Intermediate Term
Corporate Bond ETF	2,410	83,073
SPDR Dow Jones Global Real
Estate ETF	420	20,353
TOTAL EXCHANGE TRADED
FUNDS (COST $686,479)		696,643
TOTAL INVESTMENT
SECURITIES – 99.8%
(COST $1,016,214)		1,020,905
Other Assets (Liabilities) – 0.2%		2,303
NET ASSETS – 100%		$1,023,208
____________________

(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF – Exchange Traded Fund SPDR – Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC WORLD SELECTION FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Investment Companies, at value(a)	$650,009	$4,015,869	$4,024,783	$1,421,390	$79,306
Investments in non-affiliates, at value	13,779,431	32,640,358	31,430,874	14,190,300	941,599
Total Investments	14,429,440	36,656,227	35,455,657	15,611,690	1,020,905
Interest and dividends receivable	—	—	—	—	582
Receivable for capital shares issued	—	731	202	—	—
Receivable for investments sold	6,467	2,566	33,882	4,123	—
Receivable from Investment Adviser	—	—	—	—	8,651
Prepaid expenses	8,076	7,271	6,980	5,802	8,855
Total Assets	14,443,983	36,666,795	35,496,721	15,621,615	1,038,993
Liabilities:
Payable for capital shares redeemed	1,080	10,903	72,158	68,650	8
Accrued expenses and other payables:
Investment Management	1,837	7,512	7,264	3,071	—
Administration	449	1,139	1,101	484	46
Distribution fees	2,610	7,207	6,291	4,565	502
Shareholder Servicing	2,950	7,511	7,236	3,189	202
Compliance Services	25	61	51	21	—
Accounting	3,769	3,896	3,887	3,841	3,964
Custodian	1,372	3,086	3,618	3,518	1,839
Transfer Agent	13,764	24,998	23,177	10,339	4,018
Trustee	107	253	221	138	—
Other	10,865	18,739	15,792	12,030	5,206
Total Liabilities	38,828	85,305	140,796	109,846	15,785
Net Assets	$14,405,155	$36,581,490	$35,355,925	$15,511,769	$1,023,208

Composition of Net Assets:
Capital	15,211,358	38,788,489	36,734,331	15,851,268	1,039,260
Accumulated net investment income/(loss)	(18,800)	28,127	(3,036)	(1,796)	25
Accumulated net realized gains/(losses) from investments	(360,801)	(1,064,007)	(742,494)	(307,887)	(20,768)
Net unrealized appreciation (depreciation) on investments	(426,602)	(1,171,119)	(632,876)	(29,816)	4,691
Net Assets	$14,405,155	$36,581,490	$35,355,925	$15,511,769	$1,023,208

Net Assets:
Class A Shares	$10,192,688	$25,047,374	$25,140,466	$8,141,483	$202,750
Class B Shares	3,199,908	8,315,918	6,951,865	4,828,183	327,701
Class C Shares	1,012,559	3,218,198	3,263,594	2,542,103	492,757
Total	$14,405,155	$36,581,490	$35,355,925	$15,511,769	$1,023,208
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	911,463	2,290,990	2,314,443	765,744	20,154
Class B Shares	305,402	762,008	640,447	462,021	32,649
Class C Shares	97,297	293,554	312,667	235,280	49,019
Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares	$11.18	$10.93	$10.86	$10.63	$10.06
Class B Shares(b)	$10.48	$10.91	$10.85	$10.45	$10.04
Class C Shares(b)	$10.41	$10.96	$10.44	$10.80	$10.05
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	5.00%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$11.77	$11.51	$11.43	$11.19	$10.56
Investments in Affiliated Investment Companies, at cost(a)	$640,822	$4,147,278	$4,202,337	$1,417,020	$78,426
Total Investments, at cost	$14,856,042	$37,827,346	$36,088,533	$15,641,506	$1,016,214
____________________

(a)	Investments in affiliated investment companies include the HSBC Prime Money Market Fund, Class I Shares, HSBC Emerging Markets Debt Fund, Class I Shares and the HSBC Emerging Markets Local Debt Fund, Class I Shares (See Note 1).
(b)	Redemption Price per share varies by length of time shares are held.

20 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Investment income from non-affiliated investments	$166,287	$462,206	$453,586	$206,117	$11,676
Investment income from affiliated investments(a)	1,074	88,651	83,049	23,795	406
Total Investment Income	167,361	550,857	536,635	229,912	12,082

Expenses:
Investment Management	18,008	46,244	43,725	19,674	1,309
Administration:
Class A Shares	2,286	5,564	5,517	1,791	43
Class B Shares	779	2,080	1,691	1,194	73
Class C Shares	226	810	779	612	123
Distribution:
Class B Shares	12,755	34,029	27,684	19,541	1,197
Class C Shares	3,712	13,240	12,730	10,020	2,008
Shareholder Servicing:
Class A Shares	12,484	30,451	30,202	9,803	208
Class B Shares	4,252	11,348	9,224	6,514	399
Class C Shares	1,237	4,413	4,245	3,339	669
Accounting	23,224	23,312	23,316	23,376	23,409
Compliance Services	151	385	361	162	8
Custodian	2,740	6,076	6,528	5,322	3,332
Printing	5,557	14,082	13,691	8,056	518
Professional	9,853	11,008	10,905	10,095	9,376
Transfer Agent	22,564	34,836	32,507	18,582	12,979
Trustee	344	869	808	395	21
Registration fees	4,410	6,444	5,341	5,177	6,298
Other	7,302	14,456	17,821	9,535	2,330
Total expenses before fee and expense reductions	131,884	259,647	247,075	153,188	64,300
Fees voluntarily reduced/reimbursed by Investment Adviser	—	—	—	—	(3,161)
Fees contractually reduced/reimbursed by Investment Adviser	(7,543)	—	—	(5,755)	(53,251)
Net Expenses	124,341	259,647	247,075	147,433	7,888

Net Investment Income (Loss)	43,020	291,210	289,560	82,479	4,194

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains (losses) from affiliated investment securities(a)	—	(49,571)	(48,447)	(4,335)	(2)
Net realized gains distributions from non-affiliated underlying funds	11,689	23,980	15,170	3,528	195
Net realized gains(losses) from non-affiliated investment securities	(331,583)	(707,861)	(502,242)	(106,803)	(6,659)
Change in unrealized appreciation/depreciation on
affiliated investments(a)	9,187	58,826	143,233	24,093	823
Change in unrealized appreciation/depreciation on
non-affiliated investments	(9,022)	4,571	233,512	131,697	9,165
Net realized/unrealized gains (losses) on investments	(319,729)	(670,055)	(158,774)	48,180	3,522
Change in Net Assets Resulting from Operations	$(276,709)	$(378,845)	$130,786	$130,659	$7,716
____________________

(a)     Represents amounts from Affiliated Investment Companies.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 21

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets

	Aggressive Strategy Fund		Balanced Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$43,020	$101,055	$291,210	$548,076
Net realized gains (losses) from investments	(319,894)	(39,333)	(733,452)	(325,125)
Change in unrealized appreciation/depreciation on investments	165	(411,726)	63,397	(1,222,911)
Change in net assets resulting from operations	(276,709)	(350,004)	(378,845)	(999,960)

Distributions:
Net investment income:
Class A Shares	(86,771)	(89,983)	(395,003)	(458,031)
Class B Shares	(948)	(2,298)	(98,113)	(104,570)
Class C Shares	(573)	(1,109)	(24,273)	(50,243)

Net realized gains:
Class A Shares	—	(2,780,772)	—	(4,885,859)
Class B Shares	—	(1,234,084)	—	(2,251,068)
Class C Shares	—	(396,410)	—	(971,532)
Change in net assets resulting from shareholder distributions	(88,292)	(4,504,656)	(517,389)	(8,721,303)
Change in net assets resulting from capital transactions	(918,164)	2,723,456	(2,519,456)	2,703,035
Change in net assets	(1,283,165)	(2,131,204)	(3,415,690)	(7,018,228)

Net Assets:
Beginning of period	15,688,320	17,819,524	39,997,180	47,015,408
End of period	$14,405,155	$15,688,320	$36,581,490	$39,997,180
Accumulated net investment income (loss)	$(18,800)	$26,472	$28,127	$254,306

22 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Aggressive Strategy Fund		Balanced Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$542,564	$1,054,014	$1,464,496	$2,679,082
Dividends reinvested	86,375	2,859,172	393,333	5,307,793
Value of shares redeemed	(1,052,140)	(1,316,520)	(2,014,774)	(4,546,288)
Class A Shares capital transactions	(423,201)	2,596,666	(156,945)	3,440,587

Class B Shares:
Dividends reinvested	940	1,236,811	97,342	2,339,086
Value of shares redeemed	(513,556)	(1,022,539)	(1,835,955)	(2,577,052)
Class B Shares capital transactions	(512,616)	214,272	(1,738,613)	(237,966)

Class C Shares:
Proceeds from shares issued	104,180	141,003	195,880	474,541
Dividends reinvested	573	394,721	24,239	1,021,651
Value of shares redeemed	(87,100)	(623,206)	(844,017)	(1,995,778)
Class C Shares capital transactions	17,653	(87,482)	(623,898)	(499,586)
Change in net assets resulting from capital transactions	$(918,164)	$2,723,456	$(2,519,456)	$2,703,035

SHARE TRANSACTIONS:
Class A Shares:
Issued	49,985	86,242	138,138	230,497
Reinvested	7,817	243,059	36,794	460,929
Redeemed	(96,786)	(111,107)	(191,179)	(391,180)
Change in Class A Shares	(38,984)	218,194	(16,247)	300,246

Class B Shares:
Reinvested	90	112,747	9,097	204,082
Redeemed	(50,145)	(90,918)	(173,938)	(219,749)
Change in Class B Shares	(50,055)	21,829	(164,841)	(15,667)

Class C Shares:
Issued	10,187	12,267	18,218	40,971
Reinvested	56	36,214	2,255	88,994
Redeemed	(8,448)	(56,864)	(79,331)	(173,537)
Change in Class C Shares	1,795	(8,383)	(58,858)	(43,572)

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 23

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$289,560	$541,162	$82,479	$140,605
Net realized gains (losses) from investments	(535,519)	(240,762)	(107,610)	(219,205)
Change in unrealized appreciation/depreciation on investments	376,745	(1,047,909)	155,790	(227,091)
Change in net assets resulting from operations	130,786	(747,509)	130,659	(305,691)

Distributions:
Net investment income:
Class A Shares	(229,454)	(393,275)	(55,196)	(89,868)
Class B Shares	(42,359)	(76,388)	(19,677)	(28,843)
Class C Shares	(20,783)	(45,060)	(9,402)	(13,698)
Net realized gains:
Class A Shares	—	(3,039,598)	—	(713,806)
Class B Shares	—	(1,334,759)	—	(610,705)
Class C Shares	—	(546,873)	—	(317,991)
Tax return of capital:
Class A Shares	—	(37,732)	—	(14,413)
Class B Shares	—	(14,442)	—	(12,322)
Class C Shares	—	(7,251)	—	(6,297)
Change in net assets resulting from shareholder distributions	(292,596)	(5,495,378)	(84,275)	(1,807,943)
Change in net assets resulting from capital transactions	(1,530,639)	644,762	(1,251,592)	(1,188,317)
Change in net assets	(1,692,449)	(5,598,125)	(1,205,208)	(3,301,951)

Net Assets:
Beginning of period	37,048,374	42,646,499	16,716,977	20,018,928
End of period	$35,355,925	$37,048,374	$15,511,769	$16,716,977
Accumulated net investment income (loss)	$(3,036)	$—	$(1,796)	$—

24 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	Six Months	For the year	Six Months	For the year
	Ended	ended	Ended	ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,873,908	$2,491,348	$637,336	$1,067,645
Dividends reinvested	228,644	3,460,959	54,913	815,740
Value of shares redeemed	(1,732,342)	(3,507,761)	(580,421)	(1,743,457)
Class A Shares capital transactions	370,210	2,444,546	111,828	139,928

Class B Shares:
Dividends reinvested	42,161	1,420,898	19,501	651,337
Value of shares redeemed	(1,337,909)	(3,308,126)	(924,985)	(1,449,663)
Class B Shares capital transactions	(1,295,748)	(1,887,228)	(905,484)	(798,326)

Class C Shares:
Proceeds from shares issued	96,703	477,526	26,567	285,367
Dividends reinvested	20,756	599,151	9,371	337,789
Value of shares redeemed	(722,560)	(989,233)	(493,874)	(1,153,075)
Class C Shares capital transactions	(605,101)	87,444	(457,936)	(529,919)
Change in net assets resulting from capital transactions	$(1,530,639)	$644,762	$(1,251,592)	$(1,188,317)

SHARE TRANSACTIONS:
Class A Shares:
Issued	178,258	219,835	61,216	97,582
Reinvested	21,576	309,559	5,301	75,648
Redeemed	(164,971)	(309,945)	(55,869)	(158,732)
Change in Class A Shares	34,863	219,449	10,648	14,498

Class B Shares:
Reinvested	3,990	127,065	1,921	61,321
Redeemed	(126,329)	(292,501)	(90,488)	(136,064)
Change in Class B Shares	(122,339)	(165,436)	(88,567)	(74,743)

Class C Shares:
Issued	9,545	42,994	2,523	25,045
Reinvested	2,041	55,695	892	30,785
Redeemed	(71,548)	(91,903)	(46,732)	(103,355)
Change in Class C Shares	(59,962)	6,786	(43,317)	(47,525)

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 25

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	Six Months	For the year
	Ended	ended
	April 30,	October 31,
	2016	2015
	(unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$4,194	$6,321
Net realized gains (losses) from investments	(6,466)	(14,384)
Change in unrealized appreciation/depreciation on investments	9,988	(5,903)
Change in net assets resulting from operations	7,716	(13,966)

Distributions:
Net investment income:
Class A Shares	(1,480)	(2,317)
Class B Shares	(1,407)	(779)
Class C Shares	(1,282)	(1,400)
Net realized gains:
Class A Shares	—	(3,735)
Class B Shares	—	(5,659)
Class C Shares	—	(10,430)
Tax return of capital:
Class A Shares	—	(837)
Class B Shares	—	(1,319)
Class C Shares	—	(2,319)
Change in net assets resulting from shareholder distributions	(4,169)	(28,795)
Change in net assets resulting from capital transactions	(79,000)	(207,774)
Change in net assets	(75,453)	(250,535)

Net Assets:
Beginning of period	1,098,661	1,349,196
End of period	$1,023,208	$1,098,661
Accumulated net investment income (loss)	$25	$—

26 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	Six Months	For the year
	Ended	ended
	April 30,	October 31,
	2016	2015
	(unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$8,405	$4,019
Dividends reinvested	1,480	6,890
Value of shares redeemed	(2)	(103,979)
Class A Shares capital transactions	9,883	(93,070)

Class B Shares:
Dividends reinvested	1,407	7,488
Value of shares redeemed	(3,054)	(46,463)
Class B Shares capital transactions	(1,647)	(38,975)

Class C Shares:
Proceeds from shares issued	6,910	59,778
Dividends reinvested	1,282	14,143
Value of shares redeemed	(95,428)	(149,650)
Class C Shares capital transactions	(87,236)	(75,729)
Change in net assets resulting from capital transactions	$(79,000)	$(207,774)

SHARE TRANSACTIONS:
Class A Shares:
Issued	848	391
Reinvested	150	679
Redeemed	—	(10,221)
Change in Class A Shares	998	(9,151)

Class B Shares:
Reinvested	143	739
Redeemed	(311)	(4,717)
Change in Class B Shares	(168)	(3,978)

Class C Shares:
Issued	701	5,835
Reinvested	130	1,397
Redeemed	(9,643)	(14,778)
Change in Class C Shares	(8,812)	(7,546)

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 27

AGGRESSIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$11.45	$0.04	$(0.22)	$(0.18)	$(0.09)	$—	$(0.09)	$11.18	(1.53)%		$10,192	1.50%	0.82%	1.60%	19%
Year Ended October 31, 2015	15.53	0.10	(0.32)	(0.22)	(0.09)	(3.77)	(3.86)	11.45	(1.90)%		10,880	1.49%	0.85%	1.49%	7%
Year Ended October 31, 2014	15.58	0.14	0.85	0.99	(0.17)	(0.87)	(1.04)	15.53	6.64%		11,375	1.42%	0.89%	1.42%	116	%(e)
Year Ended October 31, 2013	12.77	0.12	2.73	2.85	(0.04)	—	(0.04)	15.58	22.38%		11,106	1.50%	0.86%	1.50%	37%
Year Ended October 31, 2012	11.96	0.02	0.89	0.91	(0.10)	—	(0.10)	12.77	7.72%		10,136	1.50%	0.16%	1.66%	71%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(f)	9,217	1.50%	0.77%	1.61%	71%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.68	—	(0.20)	(0.20)	—	—	—	10.48	(1.85)%		3,200	2.25%	0.10%	2.35%	19%
Year Ended October 31, 2015	14.75	0.01	(0.30)	(0.29)	(0.01)	(3.77)	(3.78)	10.68	(2.69)%		3,795	2.24%	0.10%	2.24%	7%
Year Ended October 31, 2014	14.84	0.02	0.82	0.84	(0.06)	(0.87)	(0.93)	14.75	5.90%		4,920	2.17%	0.15%	2.17%	116	%(e)
Year Ended October 31, 2013	12.22	0.01	2.61	2.62	—	—	—	14.84	21.44%		5,604	2.25%	0.11%	2.25%	37%
Year Ended October 31, 2012	11.45	(0.07)	0.85	0.78	(0.01)	—	(0.01)	12.22	6.87%		5,870	2.25%	(0.57)%	2.40%	71%
Year Ended October 31, 2011	11.54	—	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53	)%(f)	6,750	2.25%	0.02%	2.36%	71%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.61	—	(0.19)	(0.19)	(0.01)	—	(0.01)	10.41	(1.83)%		1,013	2.25%	0.10%	2.36%	19%
Year Ended October 31, 2015	14.68	0.01	(0.30)	(0.29)	(0.01)	(3.77)	(3.78)	10.61	(2.68)%		1,013	2.24%	0.10%	2.24%	7%
Year Ended October 31, 2014	14.78	0.02	0.82	0.84	(0.07)	(0.87)	(0.94)	14.68	5.89%		1,525	2.17%	0.16%	2.17%	116	%(e)
Year Ended October 31, 2013	12.17	0.02	2.59	2.61	—	—	—	14.78	21.45%		1,673	2.25%	0.12%	2.25%	37%
Year Ended October 31, 2012	11.43	(0.07)	0.85	0.78	(0.04)	—	(0.04)	12.17	6.83%		1,713	2.25%	(0.56)%	2.40%	71%
Year Ended October 31, 2011	11.53	—	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46	)%(f)	1,884	2.25%	—%	2.35%	71%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the master HSBC Portfolios that the fund invested in as part of a master-feeder structure during the fiscal years ended October 31, 2011, 2012, 2013 and 2014. The Fund does not include expenses of the affiliated and unaffiliated investment companies in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For the fiscal years ended October 31, 2011, 2012, 2013 and 2014, the portfolio turnover rate was calculated by aggregating the results of multiplying the Fund’s investment percentage in the master HSBC Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates.
(e)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the fund’s investments.
(f)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invested, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

28 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

BALANCED STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$11.17	$0.10	$(0.17)	$(0.07)	$(0.17)	$—	$(0.17)	$10.93	(0.57)%		$25,047	1.15%	1.81%	1.15%	13%
Year Ended October 31, 2015	14.07	0.18	(0.43)	(0.25)	(0.19)	(2.46)	(2.65)	11.17	(2.06)%		25,765	1.07%	1.55%	1.07%	16%
Year Ended October 31, 2014	14.39	0.23	0.59	0.82	(0.28)	(0.86)	(1.14)	14.07	6.07%		28,245	1.06%	1.64%	1.06%	105	%(e)
Year Ended October 31, 2013	12.66	0.24	1.72	1.96	(0.23)	—	(0.23)	14.39	15.76%		28,746	1.04%	1.79%	1.04%	35%
Year Ended October 31, 2012	12.07	0.23	0.75	0.98	(0.39)	—	(0.39)	12.66	8.51%		29,490	1.15%	1.89%	1.15%	62%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(f)	28,262	1.12%	2.60%	1.14%	74%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	11.12	0.06	(0.16)	(0.10)	(0.11)	—	(0.11)	10.91	(0.89)%		8,316	1.90%	1.11%	1.90%	13%
Year Ended October 31, 2015	14.02	0.09	(0.44)	(0.35)	(0.09)	(2.46)	(2.55)	11.12	(2.88)%		10,309	1.82%	0.78%	1.82%	16%
Year Ended October 31, 2014	14.33	0.12	0.60	0.72	(0.17)	(0.86)	(1.03)	14.02	5.33%		13,212	1.81%	0.90%	1.81%	105	%(e)
Year Ended October 31, 2013	12.60	0.14	1.72	1.86	(0.13)	—	(0.13)	14.33	14.89%		15,633	1.80%	1.05%	1.80%	35%
Year Ended October 31, 2012	12.01	0.14	0.75	0.89	(0.30)	—	(0.30)	12.60	7.66%		16,805	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(f)	18,799	1.87%	1.85%	1.90%	74%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	11.13	0.06	(0.16)	(0.10)	(0.07)	—	(0.07)	10.96	(0.90)%		3,218	1.90%	1.12%	1.90%	13%
Year Ended October 31, 2015	14.04	0.09	(0.44)	(0.35)	(0.10)	(2.46)	(2.56)	11.13	(2.87)%		3,923	1.82%	0.75%	1.82%	16%
Year Ended October 31, 2014	14.35	0.13	0.59	0.72	(0.17)	(0.86)	(1.03)	14.04	5.33%		5,559	1.81%	0.90%	1.81%	105	%(e)
Year Ended October 31, 2013	12.62	0.14	1.72	1.86	(0.13)	—	(0.13)	14.35	14.87%		5,544	1.80%	1.04%	1.80%	35%
Year Ended October 31, 2012	12.04	0.14	0.76	0.90	(0.32)	—	(0.32)	12.62	7.77%		5,908	1.91%	1.18%	1.91%	62%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(f)	6,427	1.87%	1.85%	1.90%	74%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the master HSBC Portfolios that the fund invested in as part of a master-feeder structure during the fiscal years ended October 31, 2011, 2012, 2013 and 2014. The Fund does not include expenses of the affiliated and unaffiliated investment companies in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For the fiscal years ended October 31, 2011, 2012, 2013 and 2014, the portfolio turnover rate was calculated by aggregating the results of multiplying the Fund’s investment percentage in the master HSBC Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates.

(e)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the fund’s investments.
(f)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invested. received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 29

MODERATE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Distributions							Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.90	$0.10	$(0.04)	$0.06	$(0.10)	$—	$—	$(0.10)	$10.86	0.58%		$25,140	1.18%	1.87%	1.18%	12%
Year Ended October 31, 2015	12.76	0.18	(0.37)	(0.19)	(0.17)	(1.48)	(0.02)	(1.67)	10.90	(1.62)%		24,841	1.11%	1.62%	1.11%	31%
Year Ended October 31, 2014	12.88	0.21	0.43	0.64	(0.26)	(0.50)	—	(0.76)	12.76	5.21%		26,294	1.09%	1.68%	1.09%	102	%(e)
Year Ended October 31, 2013	11.88	0.23	1.04	1.27	(0.27)	—	—	(0.27)	12.88	10.80%		24,671	1.08%	1.86%	1.08%	30%
Year Ended October 31, 2012	11.29	0.26	0.65	0.91	(0.32)	—	—	(0.32)	11.88	8.24%		25,175	1.16%	2.30%	1.16%	61%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	—	(0.44)	11.29	2.19	%(f)	23,719	1.06%	3.16%	1.09%	63%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.89	0.06	(0.04)	0.02	(0.06)	—	—	(0.06)	10.85	0.28%		6,952	1.93%	1.17%	1.93%	12%
Year Ended October 31, 2015	12.75	0.10	(0.38)	(0.28)	(0.08)	(1.48)	(0.02)	(1.58)	10.89	(2.42)%		8,305	1.86%	0.88%	1.86%	31%
Year Ended October 31, 2014	12.87	0.12	0.42	0.54	(0.16)	(0.50)	—	(0.66)	12.75	4.42%		11,831	1.84%	0.93%	1.84%	102	%(e)
Year Ended October 31, 2013	11.87	0.14	1.04	1.18	(0.18)	—	—	(0.18)	12.87	10.04%		15,407	1.83%	1.12%	1.83%	30%
Year Ended October 31, 2012	11.28	0.19	0.63	0.82	(0.23)	—	—	(0.23)	11.87	7.43%		17,615	1.92%	1.64%	1.92%	61%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	—	(0.36)	11.28	1.51	%(f)	20,323	1.81%	2.40%	1.84%	63%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.47	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	10.44	0.30%		3,264	1.93%	1.17%	1.93%	12%
Year Ended October 31, 2015	12.36	0.10	(0.38)	(0.28)	(0.11)	(1.48)	(0.02)	(1.61)	10.47	(2.44)%		3,903	1.86%	0.88%	1.86%	31%
Year Ended October 31, 2014	12.50	0.11	0.42	0.53	(0.17)	(0.50)	—	(0.67)	12.36	4.46%		4,521	1.84%	0.93%	1.84%	102	%(e)
Year Ended October 31, 2013	11.55	0.13	1.01	1.14	(0.19)	—	—	(0.19)	12.50	9.96%		4,109	1.83%	1.10%	1.83%	30%
Year Ended October 31, 2012	10.98	0.18	0.62	0.80	(0.23)	—	—	(0.23)	11.55	7.49%		3,329	1.91%	1.64%	1.91%	61%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	—	(0.36)	10.98	1.42	%(f)	3,859	1.81%	2.40%	1.84%	63%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the master HSBC Portfolios that the fund invested in as part of a master-feeder structure during the fiscal years ended October 31, 2011, 2012, 2013 and 2014. The Fund does not include expenses of the affiliated and unaffiliated investment companies in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For the fiscal years ended October 31, 2011, 2012, 2013 and 2014, the portfolio turnover rate was calculated by aggregating the results of multiplying the Fund’s investment percentage in the master HSBC Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates.

(e)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the fund’s investments.
(f)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invested. received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

30 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

CONSERVATIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Distributions							Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.58	$0.07	$0.05	$0.12	$(0.07)	$—	$—	$(0.07)	$10.63	1.18%		$8,142	1.50%	1.40%	1.57%	13%
Year Ended October 31, 2015	11.86	0.13	(0.28)	(0.15)	(0.12)	(0.99)	(0.02)	(1.13)	10.58	(1.37)%		7,991	1.41%	1.17%	1.41%	31%
Year Ended October 31, 2014	11.93	0.16	0.33	0.49	(0.21)	(0.35)	—	(0.56)	11.86	4.32%		8,783	1.33%	1.38%	1.33%	104	%(e)
Year Ended October 31, 2013	11.47	0.20	0.51	0.71	(0.25)	—	—	(0.25)	11.93	6.28%		9,255	1.26%	1.75%	1.26%	31%
Year Ended October 31, 2012	10.95	0.27	0.58	0.85	(0.33)	—	—	(0.33)	11.47	8.00%		9,933	1.34%	2.40%	1.34%	59%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	—	(0.46)	10.95	2.40	%(f)	8,946	1.19%	3.21%	1.22%	54%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.41	0.04	0.04	0.08	(0.04)	—	—	(0.04)	10.45	0.75%		4,828	2.25%	0.70%	2.32%	13%
Year Ended October 31, 2015	11.69	0.05	(0.27)	(0.22)	(0.05)	(0.99)	(0.02)	(1.06)	10.41	(2.05)%		5,729	2.16%	0.42%	2.16%	31%
Year Ended October 31, 2014	11.77	0.07	0.33	0.40	(0.13)	(0.35)	—	(0.48)	11.69	3.56%		7,308	2.08%	0.63%	2.08%	104	%(e)
Year Ended October 31, 2013	11.33	0.12	0.50	0.62	(0.18)	—	—	(0.18)	11.77	5.50%		9,222	2.01%	1.00%	2.01%	31%
Year Ended October 31, 2012	10.82	0.18	0.58	0.76	(0.25)	—	—	(0.25)	11.33	7.21%		9,810	2.10%	1.67%	2.10%	59%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	—	(0.38)	10.82	1.68	%(f)	8,995	1.94%	2.46%	1.97%	54%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.76	0.04	0.04	0.08	(0.04)	—	—	(0.04)	10.80	0.81%		2,542	2.25%	0.70%	2.32%	13%
Year Ended October 31, 2015	12.04	0.05	(0.28)	(0.23)	(0.04)	(0.99)	(0.02)	(1.05)	10.76	(2.01)%		2,997	2.17%	0.42%	2.17%	31%
Year Ended October 31, 2014	12.12	0.08	0.32	0.40	(0.13)	(0.35)	—	(0.48)	12.04	3.47%		3,927	2.08%	0.63%	2.08%	104	%(e)
Year Ended October 31, 2013	11.66	0.12	0.52	0.64	(0.18)	—	—	(0.18)	12.12	5.53%		3,442	2.01%	0.98%	2.01%	31%
Year Ended October 31, 2012	11.12	0.19	0.60	0.79	(0.25)	—	—	(0.25)	11.66	7.28%		2,897	2.08%	1.69%	2.08%	59%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	—	(0.39)	11.12	1.57	%(f)	2,486	1.94%	2.49%	1.96%	54%

*

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the master HSBC Portfolios that the fund invested in as part of a master-feeder structure during the fiscal years ended October 31, 2011, 2012, 2013 and 2014. The Fund does not include expenses of the affiliated and unaffiliated investment companies in which the Fund invests.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For the fiscal years ended October 31, 2011, 2012, 2013 and 2014, the portfolio turnover rate was calculated by aggregating the results of multiplying the Fund’s investment percentage in the master HSBC Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates.

(e)	The Portfolio turnover rate for the year ended October 31,2014 was higher than prior years primarily due to a realignment of the fund’s investments.
(f)

During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invested. received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 31

INCOME STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated*

		Investment Activities			Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.02	$0.15	$(0.03)	$0.12	$(0.08)	$—	$—	$(0.08)	$10.06	1.18%	$203	0.84%	1.45%	11.68%	14%
Year Ended October 31, 2015	10.36	0.11	(0.16)	(0.05)	(0.10)	(0.15)	(0.04)	(0.29)	10.02	(0.50)%	192	0.95%	1.06%	9.98%	26%
Year Ended October 31, 2014	10.36	0.14	0.23	0.37	(0.18)	(0.19)	—	(0.37)	10.36	3.69%	293	1.50%	1.39%	10.14%	118	%(e)
Year Ended October 31, 2013	10.43	0.18	0.08	0.26	(0.30)	(0.03)	—	(0.33)	10.36	2.57%	311	1.50%	1.72%	13.61%	48%
Period Ended October 31,
2012(f)	10.00	0.10	0.40	0.50	(0.07)	—	—	(0.07)	10.43	5.02%	337	1.50%	1.58%	29.67%	31%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.00	0.08	—	0.08	(0.04)	—	—	(0.04)	10.04	0.84%	328	1.62%	0.69%	12.45%	14%
Year Ended October 31, 2015	10.34	0.04	(0.17)	(0.13)	(0.02)	(0.15)	(0.04)	(0.21)	10.00	(1.26)%	328	1.65%	0.37%	10.77%	26%
Year Ended October 31, 2014	10.34	0.07	0.22	0.29	(0.10)	(0.19)	—	(0.29)	10.34	2.93%	380	2.25%	0.65%	10.88%	118	%(e)
Year Ended October 31, 2013	10.41	0.10	0.08	0.18	(0.22)	(0.03)	—	(0.25)	10.34	1.81%	402	2.25%	0.97%	14.39%	48%
Period Ended
October 31, 2012(f)	10.00	0.06	0.39	0.45	(0.04)	—	—	(0.04)	10.41	4.52%	348	2.25%	0.89%	26.84%	31%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.00	0.06	0.01	0.07	(0.02)	—	—	(0.02)	10.05	0.74%	492	1.68%	0.64%	12.43%	14%
Year Ended October 31, 2015	10.33	0.04	(0.16)	(0.12)	(0.02)	(0.15)	(0.04)	(0.21)	10.00	(1.17)%	578	1.64%	0.37%	10.76%	26%
Year Ended October 31, 2014	10.33	0.06	0.23	0.29	(0.10)	(0.19)	—	(0.29)	10.33	2.93%	676	2.25%	0.62%	10.84%	118	%(e)
Year Ended October 31, 2013	10.41	0.09	0.09	0.18	(0.23)	(0.03)	—	(0.26)	10.33	1.75%	643	2.25%	0.84%	14.49%	48%
Period Ended
October 31, 2012(f)	10.00	0.06	0.39	0.45	(0.04)	—	—	(0.04)	10.41	4.47%	232	2.25%	0.90%	27.00%	31%
*	The expense ratios reflected do not include expenses of the affiliated and unaffiliated investment companies, in which the Fund invests.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The portfolio turnover rate for the year ended October 31, 2014 was higher than prior years primarily due to a realignment of the fund’s investments.
(f)	Commencement of operations on March 20, 2012.
Amounts designated as “—” are $0 or have been rounded to $0.

32 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2016, the Trust is composed of 19 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively the “Trusts”). The accompanying financial statements are presented for the following five funds (individually a “Fund,” collectively the “Funds” or the “World Selection Funds”):

Fund
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund
Income Strategy Fund

All of the World Selection Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds and exchange-traded funds managed by other investment advisers (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each Fund may invest in both actively managed and passively managed Underlying Funds to implement the Adviser’s views. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

The World Selection Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. Each Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the World Selection Funds (except, the Income Strategy Fund) have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Class A Shares of the Income Strategy Fund have a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares in the World Selection Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Class B Shares may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trust’s organizational documents, the World Selection Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the World Selection Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the World Selection Funds. The World Selection Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the World Selection Funds. However, based on experience, the Trust expects the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

HSBC WORLD SELECTION FUNDS       33

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the World Selection Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The World Selection Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. Valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions and Related Income:

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date. Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Investment gains and losses are calculated on the identified cost basis. Each World Selection Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested. Expenses of the Underlying Funds are reflected on the Statements of Operations as realized and unrealized gain (loss) on investments. In addition, the World Selection Funds accrue their own expenses daily.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Income Strategy Fund, quarterly in the case of the Moderate Strategy Fund and Conservative Strategy Fund, and annually in the case of the Aggressive Strategy Fund and Balanced Strategy Fund.

The World Selection Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the World Selection Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The World Selection Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

34       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary

The valuation techniques employed by the World Selection Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the World Selection Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The World Selection Funds record their investments in mutual funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy.

HSBC WORLD SELECTION FUNDS        35

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The World Selection Funds record their investments in exchange traded funds at the last sale price on national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each fund.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA), Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the World Selection Funds. As Investment Adviser, HSBC manages the investments of the World Selection Funds and continuously reviews, supervises and administers the World Selection Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.25% for each Fund.

Administration:

HSBC also serves the World Selection Funds as Administrator. Effective April 1, 2016, under the terms of the Administration Agreement, HSBC receives from the World Selection Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Prior to April 1, 2016, for these services, HSBC received from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series of the Trusts based upon its proportionate share of the aggregate net assets of the Trusts. An amount equal to 50% of the administration fee is deemed to be class specific and is based on the daily net assets.

36       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Sub-Administrator for the Trusts subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the World Selection Funds, respectively. For the period ended April 30, 2016, Foreside, as Distributor, also received $43,120, $0 and $4,322 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of each of the Class A Shares, Class B Shares and Class C Shares of the World Selection Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently are not intended to exceed, in the aggregate, 0.50% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

HSBC WORLD SELECTION FUNDS       37

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Fund Accounting and Transfer Agency:

Citi provides fund accounting services for each Fund. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services. Transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, are assigned to FIS Investor Services, LLC (“FIS”) (formerly SunGard Investor Services LLC). As transfer agent, FIS receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. On or about July 16, 2016, the transfer agency services are planned to be converted from FIS to Boston Financial Data Services, Inc. (“BFDS”) under a separate transfer agency services agreement.

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2017 the total annual expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expense and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A Shares 1.50%, Class B Shares 2.25%, Class C Shares 2.25%.

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2016, the repayments that may potentially be made by the Funds are as follows:

Fund	2019($)	2018($)	2017($)	2016($)	Total($)
Aggressive Strategy Fund	7,543	—	—	421	7,964
Conservative Strategy Fund	5,755	—	—	—	5,755
Income Strategy Fund	53,251	107,253	114,923	138,275	413,702
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

38       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Affiliated Transactions:

A summary of each Fund’s investment in affiliated investment companies for the period ended April 30, 2016 is as follows:

				Net	Change in
			Proceeds	Capital and	Unrealized
	Value	Purchases	from	Realized	Appreciation	Value	Dividend
	10/31/2015	at Cost	Sales	Gain(Loss)	(Depreciation)	4/30/2016	Income
Aggressive Strategy Fund
HSBC Prime Money Market Fund - Class I	$351,984	$811,287	$(883,768)	$—	$—	$279,503	$635
HSBC Emerging Markets Debt Fund - Class I	—	144,791	—	—	2,343	147,134	439
HSBC Emerging Markets Local Debt Fund - Class I	—	216,528	—	—	6,844	223,372	—

Balanced Strategy Fund
HSBC Prime Money Market Fund - Class I	524,523	2,018,187	(1,863,201)	—	—	679,509	789
HSBC Emerging Markets Debt Fund - Class I	2,093,238	71,113	(333,690)	(22,865)	33,858	1,841,654	65,273
HSBC Emerging Markets Local Debt Fund - Class I	1,140,336	354,894	(80,788)	(26,706)	106,970	1,494,706	22,589

Moderate Strategy Fund
HSBC Prime Money Market Fund - Class I	741,957	1,866,582	(1,850,402)	—	—	758,137	1,210
HSBC Emerging Markets Debt Fund - Class I	1,932,219	65,525	(200,448)	(35,844)	51,770	1,813,221	60,415
HSBC Emerging Markets Local Debt Fund - Class I	1,081,130	329,719	(36,285)	(12,603)	91,464	1,453,425	21,424

Conservative Strategy Fund
HSBC Prime Money Market Fund - Class I	192,666	1,259,846	(1,134,192)	—	—	318,321	400
HSBC Emerging Markets Debt Fund - Class I	743,366	23,394	(72,987)	(4,335)	11,780	701,218	23,395
HSBC Emerging Markets Local Debt Fund - Class I	—	389,538	—	—	12,313	401,851	—

Income Strategy Fund
HSBC Prime Money Market Fund - Class I	15,915	148,733	(122,134)	—	—	42,514	27
HSBC Emerging Markets Debt Fund - Class I	11,340	9,862	(568)	(2)	338	20,969	379
HSBC Emerging Markets Local Debt Fund - Class I	—	15,338	—	—	485	15,823	—

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2016 were as follows:

Fund	Purchases ($)	Sales ($)
Aggressive Strategy Fund	2,798,701	3,646,278
Balanced Strategy Fund	4,792,066	7,543,631
Moderate Strategy Fund	4,392,435	5,916,890
Conservative Strategy Fund	2,004,581	3,296,021
Income Strategy Fund	149,794	277,084

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Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

6. Federal Income Tax Information:

At April 30, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Aggressive Strategy Fund	14,930,965	343,784	(845,309)	(501,525)
Balanced Strategy Fund	38,074,417	670,258	(2,088,448)	(1,418,190)
Moderate Strategy Fund	36,229,763	520,727	(1,294,833)	(774,106)
Conservative Strategy Fund	15,670,872	222,514	(281,696)	(59,182)
Income Strategy Fund	1,020,290	16,890	(16,275)	615
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

The tax character of dividends paid by the Funds during the tax year ended October 31, 2015 was as follows:

	Dividends paid from
		Net Long Term	Total Taxable	Return of	Total Dividends
	Ordinary Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Aggressive Strategy Fund	944,259	3,560,397	4,504,656	—	4,504,656
Balanced Strategy Fund	2,407,707	6,313,596	8,721,303	—	8,721,303
Moderate Strategy Fund	1,656,456	3,779,497	5,435,953	59,425	5,495,378
Conservative Strategy Fund	485,188	1,289,723	1,774,911	33,032	1,807,943
Income Strategy Fund	10,373	13,955	24,328	4,475	28,803
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

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Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

As of the tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

								Total
	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Accumulated	Dividends	Capital and Other	Appreciation/	Earnings/
	Income ($)	Income ($)	Capital Gains ($)	Earnings ($)	Payable ($)	Losses ($)	(Depreciation) ($)(1)	(Deficit) ($)
Aggressive Strategy Fund	26,472	—	—	26,472	—	(21,777)	(445,897)	(441,202)
Balanced Strategy Fund	254,306	—	—	254,306	—	(157,389)	(1,407,682)	(1,310,765)
Moderate Strategy Fund	—	—	—	—	—	(113,045)	(1,103,550)	(1,216,595)
Conservative Strategy Fund	—	—	—	—	—	(186,283)	(199,600)	(385,883)
Income Strategy Fund	—	—	—	—	—	(11,861)	(7,738)	(19,599)
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of the tax year ended October 31, 2015, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Aggressive Strategy Fund	8,536	13,241	21,777
Balanced Strategy Fund	—	157,389	157,389
Moderate Strategy Fund	—	113,045	113,045
Conservative Strategy Fund	—	186,283	186,283
Income Strategy Fund	—	11,861	11,861

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2015, the Funds had no deferred losses.

7. Significant Shareholders:

The Funds each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares, respectively. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no other subsequent events to report.

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Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 11, 2015 (in person), and the Board met on December 18, 2015 (in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 11 meeting. Prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated sub-adviser to the Trusts, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are unaffiliated sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the November 11, 2015 Board meeting.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers

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Investment Adviser Contract Approval (Unaudited) (continued)

and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 18, 2015, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

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Investment Adviser Contract Approval (Unaudited) (continued)

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2015, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2015 in its respective Morningstar category, and that it is currently closed to new investors. The Board also considered the HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance since inception and discussed the capacity of the Fund’s overall strategy.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2015 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers, and the current asset size of the Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the

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Investment Adviser Contract Approval (Unaudited) (continued)

benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

Investment Adviser Contract Approval (HSBC Euro High Yield Bond Fund (USD Hedged))

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreement for the HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Fund

The Board, including the Independent Trustees of the Trust, met in December 2015 (in person) to consider, among other matters: (i) the initial approval of the Investment Advisory Contract and related Supplement (the “Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) the initial approval of the Sub-Advisory Agreement (the “Sub-Advisory Contract”) between the Adviser and HSBC Global Asset Management (France) (“AMFR” or the “Sub-Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser would provide; (ii) the personnel who would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser or the Sub-Adviser; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Adviser; (v) the fees to be received by the Adviser and Sub-Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the draft prospectus of the Fund; (viii) compliance-related matters pertaining to the Adviser and the Sub-Adviser; and (ix) other information regarding the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting, including the performance record, underlying models and portfolio management process of similar portfolios managed by the Adviser and Sub-Adviser; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Adviser at the request of the Board.

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Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its experience with the Adviser and AMFR, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the quality and experience of the personnel of the Adviser and Sub-Adviser. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (iv) the capabilities and performance of the Adviser’s and Sub-Adviser’s portfolio management teams and other personnel.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser supported the initial approval of the Agreements for the Fund.

Investment Performance of the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-U.S. accounts that are managed by the Adviser or the Sub-Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Agreements for the Fund.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and Sub-Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser; and the services provided by the Adviser and the Sub-Adviser. In addition, the Board discussed the distinction between the services provided by the Adviser pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

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Investment Adviser Contract Approval (Unaudited) (continued)

Investment Adviser Contract Approval (HSBC Prime 60 Money Market Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory agreement for the Prime 60 Money Market Fund, a series of the Trust (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory Contract of the Fund

The Board, including the Independent Trustees of the Trust, met on March 10, 2016 (in person) to consider, among other matters, the initial approval of the Investment Advisory Contract and related Supplement (“Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contract. This information included, among other things, information about: (i) the services that the Adviser would provide; (ii) the personnel who would provide such services; (iii) the fees to be received by the Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (iv) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (v) the draft prospectus of the Fund; (vi) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Contract.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services with respect to the Fund and other Money Market Funds; and (x) additional information provided by the Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Advisory Contract with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser to the Fund, as well as the quality and experience of the Adviser’s personnel. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

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HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

The Board also considered the yield support provided to the Adviser’s other Money Market Funds, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own compliance with the Trust’s compliance policies and procedures and investment objectives.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser supported the initial approval of the Advisory Contract.

Investment Performance of the Adviser. The Board, including the Independent Trustees, considered the investment performance of the Money Market Funds that are managed by the Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Advisory Contract for the Fund.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Advisory Contract and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Fund, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Advisory Contract, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the Advisory Contract.

48       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the World Selection Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to with the ongoing costs of investing in other mutual funds.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the World Selection Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Aggressive Strategy Fund	Class A Shares	$1,000.00	$984.70	$7.40	1.50%
	Class B Shares	1,000.00	981.50	11.09	2.25%
	Class C Shares	1,000.00	981.70	11.09	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	994.30	5.70	1.15%
	Class B Shares	1,000.00	991.10	9.41	1.90%
	Class C Shares	1,000.00	991.00	9.41	1.90%
Moderate Strategy Fund	Class A Shares	1,000.00	1,005.80	5.88	1.18%
	Class B Shares	1,000.00	1,002.80	9.61	1.93%
	Class C Shares	1,000.00	1,003.00	9.61	1.93%
Conservative Strategy Fund	Class A Shares	1,000.00	1,011.80	7.50	1.50%
	Class B Shares	1,000.00	1,007.50	11.23	2.25%
	Class C Shares	1,000.00	1,008.10	11.23	2.25%
Income Strategy Fund	Class A Shares	1,000.00	1,011.80	4.20	0.84%
	Class B Shares	1,000.00	1,008.40	8.09	1.62%
	Class C Shares	1,000.00	1,007.40	8.39	1.68%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

HSBC WORLD SELECTION FUNDS       49

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,017.40	$7.52	1.50%
	Class B Shares	1,000.00	1,013.67	11.27	2.25%
	Class C Shares	1,000.00	1,013.67	11.27	2.25%
Balanced Strategy Fund	Class A Shares	1,000.00	1,019.14	5.77	1.15%
	Class B Shares	1,000.00	1,015.42	9.52	1.90%
	Class C Shares	1,000.00	1,015.42	9.52	1.90%
Moderate Strategy Fund	Class A Shares	1,000.00	1,019.00	5.92	1.18%
	Class B Shares	1,000.00	1,015.27	9.67	1.93%
	Class C Shares	1,000.00	1,015.27	9.67	1.93%
Conservative Strategy Fund	Class A Shares	1,000.00	1,017.40	7.52	1.50%
	Class B Shares	1,000.00	1,013.67	11.27	2.25%
	Class C Shares	1,000.00	1,013.67	11.27	2.25%
Income Strategy Fund	Class A Shares	1,000.00	1,020.69	4.22	0.84%
	Class B Shares	1,000.00	1,016.81	8.12	1.62%
	Class C Shares	1,000.00	1,016.51	8.42	1.68%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

50       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Additional Information (Unaudited)

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on April 14, 2016, April 29, 2016, May 13, 2016 and May 20, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following four proposals:

1.	To approve the election of five nominees to serve as Trustees of the Trusts;

2.	To approve the reorganization of each Trust into a single newly established Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable;

3.	To approve an amendment to the current “managers of managers” arrangement;

4.	To approve revisions to the Funds’ fundamental investment policies.

Approval of election of five nominees to serve as Trustees and reorganization of each Trust into a singly newly established Delaware statutory trust on behalf of the Trust:

HSBC Funds
Outstanding Shares			16,060,025,193
Total Voted			9,043,292,637

Election of Directors	Total For	Total Withhold	Result
Marcia L. Beck	9,022,507,379	20,785,258	Approved 4/14/16
Susan C. Gause	9,022,783,189	20,509,447	Approved 4/14/16
Deborah A. Hazell	9,022,560,172	20,732,466	Approved 4/14/16
Susan S. Huang	9,022,895,575	20,397,060	Approved 4/14/16
Thomas F. Robards	9,022,901,096	20,391,540	Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	7,493,931,679	29,256,209	140,639,881	Approved 4/14/16

Approval of an amendment to the current “managers of managers” arrangement and revisions to the funds’ fundamental investment policies on behalf of the following funds:

HSBC Aggressive Strategy Fund
Outstanding Shares	1,354,780
Total Voted	1,043,207

	Total For	Total Against	Total Abstain	Result
Manager of Managers	220,063	17,460	19,098	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	213,602	22,012	21,005	Not Approved
4b. The issuance of senior securities	221,359	15,218	20,045	Not Approved
4c. Underwriting	216,858	20,225	19,536	Not Approved
4d. Industry Concentration	217,469	20,755	18,396	Not Approved
4e. Real Estate	215,322	17,892	23,408	Not Approved
4f. Commodities	219,414	14,985	22,221	Not Approved
4g. Loans	214,801	22,221	17,674	Not Approved
4h. Diversification	220,239	17,674	24,144	Not Approved

HSBC WORLD SELECTION FUNDS       51

HSBC WORLD SELECTION FUNDS
Additional Information (Unaudited) (continued)

HSBC Balanced Strategy Fund
Outstanding Shares	3,521,590
Total Voted	2,907,896

	Total For	Total Against	Total Abstain	Result
Manager of Managers	733,738	32,136	63,074	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	715,292	51,752	61,907	Not Approved
4b. The issuance of senior securities	732,745	31,558	64,647	Not Approved
4c. Underwriting	728,419	31,569	68,961	Not Approved
4d. Industry Concentration	731,578	43,038	54,335	Not Approved
4e. Real Estate	731,836	34,887	62,226	Not Approved
4f. Commodities	743,617	33,335	51,997	Not Approved
4g. Loans	729,518	42,528	56,904	Not Approved
4h. Diversification	743,634	33,466	51,850	Not Approved

HSBC Moderate Strategy Fund
Outstanding Shares				3,347,493
Total Voted				2,786,368

	Total For	Total Against	Total Abstain	Result
Manager of Managers	781,532	26,433	74,773	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	751,393	62,099	69,247	Not Approved
4b. The issuance of senior securities	773,219	48,262	61,256	Not Approved
4c. Underwriting	744,638	62,583	75,516	Not Approved
4d. Industry Concentration	761,283	48,015	73,440	Not Approved
4e. Real Estate	773,926	46,413	62,399	Not Approved
4f. Commodities	772,418	47,479	62,842	Not Approved
4g. Loans	744,231	72,128	66,379	Not Approved
4h. Diversification	775,548	43,261	63,930	Not Approved

52       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Additional Information (Unaudited) (continued)

HSBC Conservative Strategy Fund
Outstanding Shares				1,523,880
Total Voted				1,317,359

	Total For	Total Against	Total Abstain	Result
Manager of Managers	390,731	5,135	44,020	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	374,595	9,226	56,065	Not Approved
4b. The issuance of senior securities	382,397	11,040	46,450	Not Approved
4c. Underwriting	367,609	14,544	57,732	Not Approved
4d. Industry Concentration	372,761	10,063	57,062	Not Approved
4e. Real Estate	392,198	4,444	43,244	Not Approved
4f. Commodities	389,734	7,608	42,544	Not Approved
4g. Loans	387,270	44,116	8,499	Not Approved
4h. Diversification	392,063	3,459	44,365	Not Approved

HSBC Income Strategy Fund
Outstanding Shares				108,544
Total Voted				108,536

	Total For	Total Against	Total Abstain	Result
Manager of Managers	36,730	883	–	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	37,614	–	–	Not Approved
4b. The issuance of senior securities	36,730	883	–	Not Approved
4c. Underwriting	36,458	–	1,156	Not Approved
4d. Industry Concentration	36,359	1,156	98	Not Approved
4e. Real Estate	37,515	98	–	Not Approved
4f. Commodities	37,515	–	98	Not Approved
4g. Loans	36,829	98	784	Not Approved
4h. Diversification	36,465	784	–	Not Approved

HSBC WORLD SELECTION FUNDS      53

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

54       HSBC WORLD SELECTION FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A	ARE NOT	ARE NOT
BANK DEPOSIT	FDIC	INSURED BY
OR OBLIGATION	INSURED	ANY FEDERAL
OF THE BANK		GOVERNMENT
OR ANY OF ITS		AGENCY
AFFILIATES
ARE NOT GUARANTEED BY		MAY LOSE
THE BANK OR ANY OF ITS		VALUE
AFFILIATES

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-WS-0616	06/16

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2016

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

HSBC Family of Funds Semi-Annual Report - April 30, 2016

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Table of Shareholder Expenses	19
HSBC Portfolios
Portfolio Composition	21
Schedules of Portfolio Investments
HSBC Opportunity Portfolio	22
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Investment Adviser Contract Approval	33
Table of Shareholder Expenses	40
Additional Information	41
Other Information	44

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an index that is generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

MSCl Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an index that captures the large- and mid-cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2500™ Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2      HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy faced significant headwinds during the six-month period between November 1, 2015, and April 30, 2016. Markets experienced high levels of volatility amid low economic growth in many countries and regions. A more promising outlook emerged toward the end of the period, however, as oil prices showed signs of bottoming out and China’s troubled economy showed signs of stabilization.

U.S. economic growth slowed during the period amid weak manufacturing results and flagging retail sales. Low oil prices continued to pose challenges for the energy sector, which had been a major driver of economic growth in previous years. A strong dollar continued to drag on U.S. exports, although other areas of the U.S. economy offered some grounds for optimism. The housing market remained robust, and households continued to benefit from low inflation and upward pressure on wages.

The U.S. labor market remained stable and relatively healthy during the period. While the unemployment rate hovered around 5%, an uptick in initial jobless claims late in the period revealed underlying weakness. Rising wages appeared to boost the low labor market participation rate as re-entry into the workforce became more attractive.

European economies saw steady but slow growth, and economic data in the euro zone remained mixed overall. The labor market continued to improve, and manufacturing activity increased. Meanwhile, consumer confidence declined and inflation trended negative. The European Central Bank (ECB) responded to the slow pace of economic recovery with new stimulus measures that included incentives for banks to lend and broad interest rate cuts.

The Bank of Japan also eased monetary conditions, pushing interest rates into negative territory in a so-far unsuccessful attempt to weaken the yen. The Japanese economy continued to contract during the fourth quarter of 2015, and ongoing economic challenges created low expectations for growth in the first quarter of 2016. The Japanese labor market continued to improve, however.

Low prices for oil and other commodities were a major factor affecting the global economy during the period. This development hurt emerging economies that are generally heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

Uncertainty surrounding the health of the Chinese economy was another key theme of the period. China’s economy stabilized somewhat due in part to central bank stimulus measures, but it remained unclear whether declining levels of growth had bottomed out. Chinese industrial overcapacity was one factor behind the weak demand for commodities worldwide.

Commodities-exporting countries such as Russia and Brazil were particularly vulnerable to low demand and weak prices for commodities. Russia’s economy continued to suffer from heightened Western sanctions, and Brazil faced severe political turmoil as its economy sank deeper into recession. Calls for the impeachment of scandal-plagued President Dilma Rousseff appeared to instill confidence among investors late in the period.

In December, the U.S. Federal Reserve (Fed) raised its federal funds rate 25 basis points from a target range of 0% to 0.25% to a range of 0.25% to 0.50%. The Fed surprised many investors in the first quarter by adopting a more “dovish” outlook, however, softening its rate-hiking stance for the near future. Meanwhile central banks in many other economies—including the euro zone, Japan and China— expanded aggressive stimulus efforts. Overall, these developments boosted investor sentiment and helped stocks climb in the final weeks of the six-month period.

U.S. gross domestic product1 (GDP) grew at a rate of 1.4% in the fourth quarter of 2015. A preliminary estimate puts GDP growth at 0.8% for the first quarter of 2016.

Market Review

U.S. equities dropped significantly over the six-month period. Stocks began to lose ground in December and then saw a sharp sell-off in January and into mid-February. Equities rebounded during the final two months of the period, however, managing to make up for a large share of the earlier losses. Defensive sectors, including consumer staples, telecommunications services and utilities, performed best in this environment.

The S&P 500 Index1 of large company stocks advanced 0.43% for the six months through April 30, 2016. The Russell 2000 Index1 of small company stocks declined 1.90% during the period. U.S. stocks generally outperformed international markets during the period. Emerging markets equities rose sharply during the final months of the period, ending the period with smaller losses than many developed economies.

The MSCI EM Index1 ended the period down 0.01%, while the MSCI EAFE Index1 of developed market international stocks lost 2.82% for the period.

Global bonds benefited from the falling, or even negative, interest rates found in many economies during the period. U.S. fixed income investments generally performed well in this environment, posting modest gains. Investment grade credit spreads grew wider during much of the period, but narrowed significantly toward the period’s end. Treasury inflation-protected securities (TIPS) performed especially well during the period due to higher long-term inflation expectations following the Fed’s unexpectedly dovish stance.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.82% for the six-months through April 30, 2016. In Europe, corporate bond markets continued to be driven up by the ECB’s stimulus efforts. The ECB’s decision to expand its quantitative easing program to include investment grade, nonbank corporate bonds with maturities up to 30 years led to particularly strong performance for non-government securities.

1    For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS      3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Advisor) (Class I Shares)
HSBC Opportunity Fund (Class A Shares, Class B Shares and Class C Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
D. Hamlen Thompson, Portfolio Manager
Bruce N. Jacobs, CFA, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seek long-term growth of capital by investing, under normal market conditions, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a -4.30% total return, and the Class A Shares of the Fund produced a -4.64% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned -3.05% and 0.88%, respectively.

Portfolio Performance

U.S. equity markets lost ground during the six-month period under review. Global geopolitical and economic issues dominated investor concerns and largely overshadowed positive economic news in the U.S. Continued weakness in commodity and oil prices was by far the most significant of the global factors, driving market declines through the end of 2015 and into the start of 2016. Although stocks rebounded strongly, starting in mid-February, the gains were not enough to offset earlier losses. U.S. equities were largely negative for the period under review. Only the most defensive sectors, such as consumer staples, utilities and telecommunications services, avoided double-digit declines. Small-cap companies rebounded strongly from the mid-February lows as well, but still underperformed their mid- and large-cap counterparts for the period.

Stock selection in the consumer discretionary sector was the largest contributor to the Fund’s underperformance of its benchmark. In particular, the Fund’s holdings of a luxury home furnishings retailer weighed on relative results. The company’s share price fell sharply on lower earnings and revenue guidance, and an anticipated shortfall in sales. Holdings of a jewelry store operator also dragged on relative performance when it delivered lower-than-expected quarterly earnings results in late 2015.†

Stock selection in the health care sector was the largest positive contributor to relative results. Shares of a biopharmaceutical company held by the Fund advanced sharply when the company became the target of an acquisition effort later in the period. Another biopharmaceutical company also added to relative results when a drug in the company’s portfolio received FDA approval. Stock selection in the information technology sector also helped relative returns. The Fund’s investment in a wholesale distributor of IT products and services boosted relative returns when the company agreed to be acquired.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
	Inception	Six
As of April 30, 2016	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	-9.37	-16.58	4.96	7.19	1.84	1.65
HSBC Opportunity Fund Class B2	1/6/98	-8.77	-16.38	5.25	7.25	2.59	2.40
HSBC Opportunity Fund Class C3	11/4/98	-5.87	-13.76	5.24	7.35	2.59	2.40
HSBC Opportunity Fund (Advisor) Class I†	9/3/96	-4.30	-11.70	6.59	8.20	0.99	0.99
Russell 2500™ Growth Index[4]	—	-3.05	-6.76	8.23	7.06	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	0.88	-8.46	7.58	5.98	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC (Advisor) Fund.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2017. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS      5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

		Opportunity
	Opportunity	Fund
	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	$14,453,364	$229,731,871
Receivable for capital shares issued	325	132,791
Receivable from Investment Adviser	3,969	—
Prepaid expenses	8,320	8,845
Total Assets	14,465,978	229,873,507

Liabilities:
Payable for capital shares redeemed	4,899	156,141
Accrued expenses and other payables:
Administration	228	3,554
Distribution fees	449	—
Shareholder Servicing	4,282	—
Compliance Services	11	46
Accounting	1,530	724
Transfer Agent	11,938	22,583
Trustee	8,959	767
Other	6,439	13,086
Total Liabilities	38,735	196,901
Net Assets	$14,427,243	$229,676,606

Composition of Net Assets:
Capital	13,466,966	215,943,692
Accumulated net investment income/(loss)	(220,785)	(787,925)
Accumulated net realized gains/(losses) from investments	(97,080)	(4,380,878)
Net unrealized appreciation (depreciation) on investments	1,278,142	18,901,717
Net Assets	$14,427,243	$229,676,606

Net Assets:
Class A Shares	$13,701,342	$—
Class B Shares	85,459	—
Class C Shares	640,442	—
Class I Shares	—	229,676,606
Total	$14,427,243	$229,676,606

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,389,268	—
Class B Shares	12,775	—
Class C Shares	92,027	—
Class I Shares	—	17,491,853

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.86	$—
Class B Shares(a)	$6.69	$—
Class C Shares(a)	$6.96	$—
Class I Shares	$—	$13.13
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$10.38	$—
____________________

(a)	Redemption Price per share varies by length of time shares are held.

6 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

		Opportunity
	Opportunity	Fund
	Fund	(Advisor)
Investment Income:
Investment Income from Affiliated Portfolios	$65,423	$922,120
Expenses from Affiliated Portfolios	(68,846)	(968,421)
Total Investment Income	(3,423)	(46,301)

Expenses:
Administration:
Class A Shares	1,714
Class B Shares	14	—
Class C Shares	80	—
Class I Shares	—	25,376
Distribution:
Class B Shares	461	—
Class C Shares	2,599	—
Shareholder Servicing:
Class A Shares	20,111	—
Class B Shares	154	—
Class C Shares	866	—
Accounting	9,448	4,476
Compliance Services	80	1,048
Printing	2,208	16,875
Professional	7,665	12,247
Transfer Agent	20,416	30,922
Administrative Services	2,658	14,793
Trustee	365	2,552
Registration fees	12,531	9,033
Other	1,267	6,621
Total expenses before fee and expense reductions	82,637	123,943
Fees voluntarily reduced/reimbursed by Investment Adviser	(7,902)	—
Fees contractually reduced/reimbursed by Investment Adviser	(18,369)	—
Net Expenses	56,366	123,943

Net Investment Income (Loss)	(59,789)	(170,244)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments from Affiliated Portfolios	95,820	(3,057,331)
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolios	(949,059)	(6,973,411)

Net realized/unrealized gains (losses) on investments from Affiliated Portfolios	(853,239)	(10,030,742)
Change in Net Assets Resulting from Operations	$(913,028)	$(10,200,986)

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Opportunity Fund		Opportunity Fund (Advisor)
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2016	year ended	April 30, 2016	year ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income (loss)	$(59,789)	$(169,900)	$(170,244)	$(656,425)
Net realized gains (losses) from investments	95,820	(126,642)	(3,057,331)	(1,250,197)
Change in unrealized appreciation/depreciation
on investments	(949,059)	(71,319)	(6,973,411)	(3,000,512)
Change in net assets resulting from operations	(913,028)	(367,861)	(10,200,986)	(4,907,134)

Distributions:
Net realized gains:
Class A Shares	—	(3,049,523)	—	—
Class B Shares	—	(79,546)	—	—
Class C Shares	—	(180,411)	—	—
Class I Shares	—	—	—	(42,957,976)
Change in net assets resulting from
shareholder distributions	—	(3,309,480)	—	(42,957,976)
Change in net assets resulting from
capital transactions	(2,256,153)	4,007,938	20,031,977	62,474,171
Change in net assets	(3,169,181)	330,597	9,830,991	14,609,061

Net Assets:
Beginning of period	17,596,424	17,265,827	219,845,615	205,236,554
End of period	$14,427,243	$17,596,424	$229,676,606	$219,845,615
Accumulated net investment income (loss)	$(220,785)	$(160,996)	$(787,925)	$(617,681)

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund		Opportunity Fund (Advisor)
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2016	year ended	April 30, 2016	year ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,633,011	$5,620,192	$—	$—
Dividends reinvested	—	3,006,950	—	—
Value of shares redeemed	(3,662,003)	(4,754,026)	—	—
Class A Shares capital transactions	(2,028,992)	3,873,116	—	—

Class B Shares:
Dividends reinvested	—	79,546	—	—
Value of shares redeemed	(83,462)	(157,482)	—	—
Class B Shares capital transactions	(83,462)	(77,936)	—	—

Class C Shares:
Proceeds from shares issued	150	169,225	—	—
Dividends reinvested	—	180,411	—	—
Value of shares redeemed	(143,849)	(136,878)	—	—
Class C Shares capital transactions	(143,699)	212,758	—	—

Class I Shares:
Proceeds from shares issued	—	—	40,850,196	53,094,557
Dividends reinvested	—	—	—	42,818,632
Value of shares redeemed	—	—	(20,818,219)	(33,439,018)
Class I Shares capital transactions	—	—	20,031,977	62,474,171
Change in net assets resulting from capital transactions	$(2,256,153)	$4,007,938	$20,031,977	$62,474,171

SHARE TRANSACTIONS:
Class A Shares:
Issued	176,102	501,383	—	—
Reinvested	—	276,374	—	—
Redeemed	(392,321)	(428,289)	—	—
Change in Class A Shares	(216,219)	349,468	—	—

Class B Shares:
Reinvested	—	10,677	—	—
Redeemed	(12,568)	(20,497)	—	—
Change in Class B Shares	(12,568)	(9,820)	—	—

Class C Shares:
Issued	22	20,593	—	—
Reinvested	—	23,278	—	—
Redeemed	(20,727)	(14,948)	—	—
Change in Class C Shares	(20,705)	28,923	—	—

Class I Shares:
Issued	—	—	3,093,662	3,581,286
Reinvested	—	—	—	2,979,724
Redeemed	—	—	(1,627,493)	(2,286,235)
Change in Class I Shares	—	—	1,466,169	4,274,775

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC OPPORTUNITY FUND
Financial Highlights

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
												Ratio	Investment	of Expenses
			Net Realized					Net			Net	of Net	Income	to Average
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	Expenses	(Loss) to	Net Assets
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	to Average	Average	(Excluding Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.34	$(0.03)	$(0.45)	$(0.48)	$—	$ —	$ —	$9.86	(4.64)%		$13,701	1.55%	(0.72)%	1.88%	46%
Year Ended October 31, 2015	12.83	(0.10)	(0.07)	(0.17)	—	(2.32)	(2.32)	10.34	(2.21)%		16,593	1.55%	(0.86)%	1.84%	63%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	—	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%	1.86%	66%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	—	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	(0.49)%	2.01%	70%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	—	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%	2.20%	59%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	—	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%	1.85%	69%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	7.04	(0.05)	(0.30)	(0.35)	—	—	—	6.69	(4.97)%		85	2.30%	(1.46)%	2.61%	46%
Year Ended October 31, 2015	9.51	(0.13)	(0.02)	(0.15)	—	(2.32)	(2.32)	7.04	(2.90)%		178	2.30%	(1.61)%	2.60%	63%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	—	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%	2.60%	66%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	—	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%	2.77%	70%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	—	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%	2.99%	59%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	—	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%	2.64%	69%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	7.32	(0.05)	(0.31)	(0.36)	—	—	—	6.96	(4.92)%		640	2.30%	(1.47)%	2.61%	46%
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%		825	2.30%	(1.61)%	2.62%	63%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	—	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%	2.61%	66%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	—	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%	2.76%	70%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	—	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%	3.03%	59%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	—	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%	2.64%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended 2011, 2012 and 2013, respectively.

10 HSBC FAMILY OF FUNDS	See notes to financial statements

HSBC OPPORTUNITY FUND (ADVISOR)
Financial Highlights

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
												Ratio	Investment	of Expenses
			Net Realized					Net			Net	of Net	Income	to Average
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	Expenses	(Loss) to	Net Assets
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	to Average	Average	(Excluding Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	$13.72	$(0.01)	$(0.58)	$(0.59)	$—	$—	$—	$13.13	(4.30)%		$229,677	0.98%	(0.15)%	0.98%	46%
Year Ended October 31, 2015	17.47	(0.05)	(0.08)	(0.13)	—	(3.62)	(3.62)	13.72	(1.69)%		219,846	0.99%	(0.30)%	0.99%	63%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%	1.00%	66%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(e)	208,321	0.99%	0.07%	0.99%	70%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(e)	135,098	1.08%	(0.01)%	1.08%	59%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(e)	122,017	1.01%	(0.07)%	1.01%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended 2011, 2012 and 2013, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of April 30, 2016, the Trust is composed of 19 separate operational funds and the Advisor Trust is composed of one operational fund, each a series of the HSBC Family of Funds, which also includes the HSBC Portfolios (the “Portfolio Trust”) (collectively the “Trusts”). The accompanying financial statements are presented for the following two funds (individually a “Fund”, collectively the “Funds”) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Opportunity Fund	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)	Advisor Trust

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2016(%)
HSBC Opportunity Fund	HSBC Opportunity Portfolio	5.9
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	94.1

The HSBC Opportunity Portfolio (the “Portfolio”) is a diversified series of the Portfolio Trust. The Portfolio operates as a master fund in master- feeder arrangements and also may receive investments from certain fund of funds.

The financial statements of the Portfolio, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Advisor) offers one class of shares: Class I Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class B Shares of the Funds may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

12       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

The Portfolio makes an allocation of their net investment income and realized gains and losses from securities transactions to their investors in proportion to their investment in the Portfolio.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed semiannually in the case of the Funds.

The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS       13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in their respective Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

14       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate as set forth above. An amount equal to 50% of the administration fee is deemed to be class specific and is based on the daily net assets and is based on the daily net assets.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

HSBC FAMILY OF FUNDS       15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%) and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2016, Foreside, as Distributor, also received $43,120, $0, and $4,320 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan will not exceed in the aggregate 0.50% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Fund Accounting and Transfer Agency:

Citi provides fund accounting services for each Fund. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and Advisor Trust for regulatory administration services. Transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, are assigned to FIS Investor Services, LLC (“FIS”) (formerly SunGard Investor Services LLC). As transfer agent, FIS receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. On or about July 16, 2016, the transfer agency services are planned to be converted from FIS to Boston Financial Data Services, Inc. (“BFDS”) under a separate transfer agency services agreement.

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

16       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

Fee Reductions:

The Investment Adviser has contractually agreed to limit, through March 1, 2017, the annual total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributed to a Fund’s investment in investment companies of certain Funds. Each affected Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2016, the repayments that may potentially be made by the Funds are as follows:

Fund	2019($)	2018($)	2017($)	2016($)	Total($)
Opportunity Fund	18,369	34,993	34,544	46,445	134,351

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

Contributions to and withdrawals from the respective Portfolio for the period ended April 30, 2016 totaled:

Fund	Contributions($)	Withdrawals($)
Opportunity Fund	881,513	3,204,219
Opportunity Fund (Advisor)	33,504,765	13,657,861

6. Federal Income Tax Information:

The tax character of dividends paid by the Funds during the tax year ended October 31, 2015 was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Opportunity Fund	572,116	2,737,364	3,309,480	—	3,309,480
Opportunity Fund (Advisor)	8,144,105	34,813,856	42,957,961	15	42,957,976
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS       17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

As of the tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated	Unrealized	Total
	Undistributed	Undistributed	Long Term			Capital and	Appreciation/	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	(Depreciation)	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Opportunity Fund	—	—	—	—	—	(254,288)	2,127,593	1,873,305
Opportunity Fund
(Advisor)	—	—	—	—	—	(1,482,280)	25,416,180	23,933,900
____________________

*	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of the tax year ended October 31, 2015, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Opportunity Fund	93,292	—	93,292
Opportunity Fund (Advisor)	—	864,599	864,599

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2015, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2016.

Late Year
Ordinary Losses ($)
Opportunity Fund	160,996
Opportunity Fund (Advisor)	617,681

7. Significant Shareholders:

The Funds each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and /or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Fund	Class A Shares	1,000.00	953.60	7.53	1.55%
	Class B Shares	1,000.00	950.30	11.15	2.30%
	Class C Shares	1,000.00	950.80	11.16	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	957.00	4.77	0.98%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       19

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Fund	Class A Shares	1,000.00	1,017.16	7.77	1.55%
	Class B Shares	1,000.00	1,013.43	11.51	2.30%
	Class C Shares	1,000.00	1,013.43	11.51	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,019.99	4.92	0.98%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

20       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2016 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Hotels, Restaurants & Leisure	6.9
Software	6.8
Biotechnology	6.5
Health Care Equipment & Supplies	6.1
Chemicals	4.6
IT Services	4.5
Building Products	4.3
Machinery	4.2
Investment Companies	3.8
Health Care Providers & Services	3.5
Pharmaceuticals	3.3
Capital Markets	3.3
Specialty Retail	3.2
Media	2.9
Semiconductors & Semiconductor Equipment	2.6
Life Sciences Tools & Services	2.4
Insurance	2.2
Real Estate Investment Trusts	2.0
Internet Software & Services	1.9
Household Durables	1.8
Information Technology	1.8
Professional Services	1.8
Trading Companies & Distributors	1.7
Aerospace & Defense	1.7
Commercial Services & Supplies	1.7
Diversified Financial Services	1.6
Airlines	1.6
Communications Equipment	1.5
Banks	1.4
Textiles, Apparel & Luxury Goods	1.3
Energy Equipment & Services	1.2
Real Estate Management & Development	1.0
Diversified Telecommunication Services	1.0
Construction Materials	1.0
Diversified Consumer Services	1.0
Road & Rail	0.9
Construction & Engineering	0.8
Oil, Gas & Consumable Fuels	0.2
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS       21

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Common Stocks – 95.4%

	Shares	Value ($)
Aerospace & Defense – 1.7%
TransDigm Group, Inc. (a)	18,225	4,152,931
Airlines – 1.6%
Allegiant Travel Co.	23,812	3,823,493
Banks – 1.4%
First Republic Bank	49,040	3,448,493
Biotechnology – 6.4%
Alkermes plc (a)	44,610	1,773,248
ARIAD Pharmaceuticals, Inc. (a)	500,710	3,595,098
Medivation, Inc. (a)	73,830	4,267,373
Merrimack Pharmaceuticals, Inc. (a)	356,290	2,522,533
Neurocrine Biosciences, Inc. (a)	76,880	3,504,190
		15,662,442
Building Products – 4.3%
A.O. Smith Corp.	30,685	2,369,496
Builders FirstSource, Inc. (a)	360,850	4,001,826
Lennox International, Inc.	29,935	4,039,727
		10,411,049
Capital Markets – 3.2%
Affiliated Managers Group, Inc. (a)	23,905	4,071,500
Raymond James Financial, Inc.	73,020	3,809,453
		7,880,953
Chemicals – 4.6%
Axalta Coating Systems Ltd. (a)	61,570	1,752,898
Eastman Chemical Co.	23,640	1,805,623
PolyOne Corp.	99,840	3,592,243
W.R. Grace & Co.	51,690	3,963,589
		11,114,353
Commercial Services & Supplies – 1.6%
Knoll, Inc.	172,180	4,020,403
Communications Equipment – 1.5%
Palo Alto Networks, Inc. (a)	24,655	3,719,700
Construction & Engineering – 0.7%
MasTec, Inc. (a)	80,340	1,820,504
Construction Materials – 1.0%
Summit Materials, Inc., Class A (a)	116,640	2,437,776
Diversified Consumer Services – 1.0%
Nord Anglia Education, Inc. (a)	111,220	2,361,201
Diversified Financial Services – 1.6%
MSCI, Inc.	52,570	3,992,166
Diversified Telecommunication Services – 1.0%
SBA Communications Corp., Class A (a)	23,715	2,443,594
Electronic Equipment Instruments & Components – 1.8%
VeriFone Systems, Inc. (a)	153,630	4,372,310
Energy Equipment & Services – 1.2%
Oil States International, Inc. (a)	81,280	2,815,539
Health Care Equipment & Supplies – 6.1%
Align Technology, Inc. (a)	63,800	4,605,722
DENTSPLY SIRONA, Inc.	83,655	4,985,837
DexCom, Inc. (a)	35,490	2,284,846
Wright Medical Group NV (a)	153,488	2,882,505
		14,758,910
Health Care Providers & Services – 3.5%
Quest Diagnostics, Inc.	78,570	5,906,107
Team Health Holdings, Inc. (a)	62,860	2,629,434
		8,535,541
Hotels, Restaurants & Leisure – 6.8%
Aramark	147,260	4,934,682
Jack in the Box, Inc.	50,940	3,440,997
Sonic Corp.	120,010	4,124,744
Vail Resorts, Inc.	32,510	4,214,596
		16,715,019
Household Durables – 1.8%
Newell Brands, Inc.	96,645	4,401,210
Insurance – 2.2%
Assurant, Inc.	64,210	5,430,240
Internet Software & Services – 1.9%
Costar Group, Inc. (a)	23,840	4,703,870
IT Services – 4.5%
Genpact Ltd. (a)	71,530	1,994,972
Sabre Corp.	128,460	3,718,917
Total System Services, Inc.	102,820	5,258,215
		10,972,104
Life Sciences Tools & Services – 2.4%
Mettler-Toledo International, Inc. (a)	16,489	5,902,238
Machinery – 4.1%
Flowserve Corp.	36,850	1,798,649
Middleby Corp. (a)	29,800	3,267,272
Snap-on, Inc.	31,500	5,017,320
		10,083,241
Media – 2.9%
Interpublic Group of Cos., Inc.	133,430	3,060,884
Nexstar Broadcasting Group, Inc., Class A	76,810	3,942,658
		7,003,542
Oil, Gas & Consumable Fuels – 0.2%
Tesoro Corp.	5,185	413,193
Pharmaceuticals – 3.3%
Jazz Pharmaceuticals plc (a)	41,768	6,294,438
Pacira Pharmaceuticals, Inc. (a)	30,710	1,661,718
		7,956,156
Professional Services – 1.8%
IHS, Inc., Class A (a)	35,360	4,355,645
Real Estate Investment Trusts – 2.0%
STAG Industrial, Inc.	64,920	1,295,803
Starwood Property Trust, Inc.	183,290	3,548,495
		4,844,298
Real Estate Management & Development – 1.0%
Jones Lang LaSalle, Inc.	21,940	2,526,830

22 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Road & Rail – 0.9%
Old Dominion Freight Line, Inc. (a)	33,050	2,182,953
Semiconductors & Semiconductor Equipment – 2.6%
Microsemi Corp. (a)	33,060	1,117,097
On Semiconductor Corp. (a)	541,210	5,125,259
		6,242,356
Software – 6.7%
Fortinet, Inc. (a)	134,790	4,382,023
QLIK Technologies, Inc. (a)	92,940	2,861,623
ServiceNow, Inc. (a)	68,000	4,860,639
Splunk, Inc. (a)	82,840	4,306,023
		16,410,308
Specialty Retail – 3.2%
Restoration Hardware Holdings, Inc. (a)	30,750	1,330,553
Signet Jewelers Ltd.	27,360	2,970,201
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	16,870	3,513,683
		7,814,437
Textiles, Apparel & Luxury Goods – 1.2%
Lululemon Athletica, Inc. (a)	46,330	3,036,931
Trading Companies & Distributors – 1.7%
HD Supply Holdings, Inc. (a)	122,740	4,207,527

TOTAL COMMON STOCKS (COST $213,196,036)		232,973,456

Investment Company – 3.8%

Northern Institutional Government Select Portfolio, Institutional Shares, 0.20% (b)	9,314,185	9,314,185

TOTAL INVESTMENT COMPANY (Cost $9,314,185)		9,314,185

TOTAL INVESTMENT SECURITIES (Cost $222,510,221) – 99.2%		242,287,641
Other Assets (Liabilities) – 0.8%		1,897,594
NET ASSETS – 100%		$244,185,235
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.

See notes to financial statements.	HSBC PORTFOLIOS 23

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

Opportunity
Portfolio
Assets:
Investment securities, at value	$242,287,641
Dividends receivable	31,464
Receivable for investments sold	3,836,638
Prepaid expenses	94
Total Assets	246,155,837

Liabilities:
Payable for investments purchased	1,787,265
Accrued expenses and other liabilities:
Investment Management	49,954
Sub-Advisory	109,897
Administration	3,787
Compliance Services	61
Accounting	3,436
Custodian	4,605
Trustee	873
Other	10,724
Total Liabilities	$1,970,602

Applicable to investors’ beneficial interest	$244,185,235
Total Investments, at cost	$222,938,917

24 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statement of Operations—For the period ended April 30, 2016 (Unaudited)

Opportunity
Portfolio
Investment Income:
Dividends	$987,543
Total Investment Income	987,543

Expenses:
Investment Management Fees	297,867
Sub-Advisory Fees	655,308
Administration	27,190
Accounting	20,882
Compliance Services	1,135
Custodian	10,431
Printing	2,605
Professional	13,949
Trustee	2,742
Other	5,158
Total Expenses	1,037,267

Net Investment Income (Loss)	$(49,724)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains (losses) from investment securities	(2,961,510)
Change in unrealized appreciation/depreciation on investments	(7,922,471)

Net realized/unrealized gains (losses) on investments	(10,883,981)
Change in Net Assets Resulting from Operations	$(10,933,705)

See notes to financial statements.	HSBC PORTFOLIOS 25

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Opportunity Portfolio
	Six Months Ended	For the
	April 30, 2016	year ended
	(Unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income (loss)	$(49,724)	$(452,147)
Net realized gains (losses) from investments	(2,961,510)	(1,376,839)
Change in unrealized appreciation/depreciation on investments	(7,922,471)	(3,071,831)
Change in net assets resulting from operations	(10,933,705)	(4,900,817)
Proceeds from contributions	34,386,278	45,265,828
Value of withdrawals	(16,862,080)	(25,351,444)
Charge in net assets resulting from transactions in investors’ beneficial interest	17,524,198	19,914,384
Change in net assets	6,590,493	15,013,567

Net Assets:
Beginning of period	237,594,742	222,581,175
End of period	$244,185,235	$237,594,742

26 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2016 (unaudited)	(5.76)%	$244,126	0.87%	(0.04)%	0.87%	46%
Year Ended October 31, 2015	(1.57)%	237,595	0.88%	(0.19)%	0.88%	63%
Year Ended October 31, 2014	12.26%	222,581	0.88%	(0.37)%	0.88%	66%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements	HSBC PORTFOLIOS 27

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master fund (the “Portfolio”):

Fund	Short Name
HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolio operates a as master fund in master-feeder arrangements, in which other feeder funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Portfolio Trust and is part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statement for all other funds of the Trusts are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

		Proportionate
		Ownership
		Interest on
Feeder Fund	Respective Portfolio	April 30, 2016 (%)
HSBC Opportunity Fund	HSBC Opportunity Portfolio	5.9
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	94.1

Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolio. However, based on experience, the Portfolio Trust expects the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

28       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Expense Allocations:

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among the applicable portfolios or funds within the Trust in relation to the net assets or on another reasonable basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolio are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolio determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

HSBC PORTFOLIOS       29

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Exchange traded domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values (“NAVs”), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investment for the Portfolio.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolio pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration:

HSBC also serves the Portfolio as Administrator. Effective April 1, 2016, under the terms of the Administration Agreement, HSBC receives from the Portfolio (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

30       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Prior to April 1, 2016, for these services, HSBC received from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Fund that invest in the Portfolio are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolio by the HSBC Funds and HSBC Advisor Funds Trust, the Portfolio pays half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new portfolios:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolio, Citi receives an annual fee per portfolio, including reimbursement of certain expenses that, is accrued daily and paid monthly. Citi receives additional fees paid by the Portfolio Trust for regulatory administration services.

HSBC PORTFOLIOS       31

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the period ended April 30, 2016, the Portfolio did not purchase such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2016 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	121,890,583	106,973,843

6. Federal Income Tax Information:

At April 30, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	223,459,601	26,936,588	(8,108,548)	18,828,040
____________________

*	The differences between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

32       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 11, 2015 (in person), and the Board met on December 18, 2015 (in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 11 meeting. Prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated sub-adviser to the Trusts, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are unaffiliated sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the November 11, 2015 Board meeting.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the

HSBC PORTFOLIOS       33

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

in-person meeting held on December 18, 2015, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2015, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for

34       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

the 1-year and 3-year periods ending September 2015 in its respective Morningstar category, and that it is currently closed to new investors. The Board also considered the HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance since inception and discussed the capacity of the Fund’s overall strategy.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2015 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers, and the current asset size of the Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information

HSBC PORTFOLIOS       35

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

Investment Adviser Contract Approval (HSBC Euro High Yield Bond Fund (USD Hedged))

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreement for the HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Fund

The Board, including the Independent Trustees of the Trust, met in December 2015 (in person) to consider, among other matters: (i) the initial approval of the Investment Advisory Contract and related Supplement (the “Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) the initial approval of the Sub-Advisory Agreement (the “Sub-Advisory Contract”) between the Adviser and HSBC Global Asset Management (France) (“AMFR” or the “Sub-Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser would provide; (ii) the personnel who would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser or the Sub-Adviser; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Adviser; (v) the fees to be received by the Adviser and Sub-Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the draft prospectus of the Fund; (viii) compliance-related matters pertaining to the Adviser and the Sub-Adviser; and (ix) other information regarding the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting, including the performance record, underlying models and portfolio management process of similar portfolios managed by the Adviser and Sub-Adviser; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser and AMFR, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the quality and experience of the personnel of the

36       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Adviser and Sub-Adviser. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (iv) the capabilities and performance of the Adviser’s and Sub-Adviser’s portfolio management teams and other personnel.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser supported the initial approval of the Agreements for the Fund.

Investment Performance of the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-U.S. accounts that are managed by the Adviser or the Sub-Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Agreements for the Fund.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and Sub-Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser; and the services provided by the Adviser and the Sub-Adviser. In addition, the Board discussed the distinction between the services provided by the Adviser pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

Investment Adviser Contract Approval (HSBC Prime 60 Money Market Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory agreement for the Prime 60 Money Market Fund, a series of the Trust (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

HSBC PORTFOLIOS       37

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Approval of Advisory Contract of the Fund

The Board, including the Independent Trustees of the Trust, met on March 10, 2016 (in person) to consider, among other matters, the initial approval of the Investment Advisory Contract and related Supplement (“Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contract. This information included, among other things, information about: (i) the services that the Adviser would provide; (ii) the personnel who would provide such services; (iii) the fees to be received by the Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (iv) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (v) the draft prospectus of the Fund; (vi) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Contract.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services with respect to the Fund and other Money Market Funds; and (x) additional information provided by the Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Advisory Contract with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser to the Fund, as well as the quality and experience of the Adviser’s personnel. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

The Board also considered the yield support provided to the Adviser’s other Money Market Funds, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own compliance with the Trust’s compliance policies and procedures and investment objectives.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser supported the initial approval of the Advisory Contract.

38       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Investment Performance of the Adviser. The Board, including the Independent Trustees, considered the investment performance of the Money Market Funds that are managed by the Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Advisory Contract for the Fund.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Advisory Contract and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Fund, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Advisory Contract, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the Advisory Contract.

HSBC PORTFOLIOS       39

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Portfolio	1,000.00	942.40	4.20	0.87%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Portfolio	1,000.00	1,020.54	4.37	0.87%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

40       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Additional Information (Unaudited)

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on April 14, 2016, April 29, 2016, May 13, 2016 and May 20, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following four proposals:

1.	To approve the election of five nominees to serve as Trustees of the Trusts;

2.	To approve the reorganization of each Trust into a single newly established Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable;

3.	To approve an amendment to the current “managers of managers” arrangement;

4.	To approve revisions to the Funds’ fundamental investment policies.

Approval of election of five nominees to serve as Trustees and reorganization of each Trust into a singly newly established Delaware statutory trust on behalf of the Trust:

HSBC Funds
Outstanding Shares				16,060,025,193
Total Voted				9,043,292,637

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		9,022,507,379	20,785,258	Approved 4/14/16
Susan C. Gause		9,022,783,189	20,509,447	Approved 4/14/16
Deborah A. Hazell		9,022,560,172	20,732,466	Approved 4/14/16
Susan S. Huang		9,022,895,575	20,397,060	Approved 4/14/16
Thomas F. Robards		9,022,901,096	20,391,540	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	7,493,931,679	29,256,209	140,639,881	Approved 4/14/16

HSBC Advisor Funds
Outstanding Shares				17,673,608
Total Voted				14,781,190

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		14,740,313	40,877	Approved 4/14/16
Susan C. Gause		14,739,632	41,558	Approved 4/14/16
Deborah A. Hazell		14,740,901	40,289	Approved 4/14/16
Susan S. Huang		14,739,386	41,804	Approved 4/14/16
Thomas F. Robards		14,736,522	44,667	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	9,692,525	10,806	39,684	Approved 5/20/16

HSBC PORTFOLIOS       41

HSBC PORTFOLIOS
Additional Information (Unaudited) (continued)

HSBC Portfolios
Outstanding Shares				19,382,729
Total Voted				16,266,977

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		16,210,071	56,906	Approved 4/14/16
Susan C. Gause		16,207,670	59,307	Approved 4/14/16
Deborah A. Hazell		16,208,939	58,038	Approved 4/14/16
Susan S. Huang		16,207,424	59,553	Approved 4/14/16
Thomas F. Robards		16,208,780	58,197	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	10,335,493	45,586	50,051	Approved 5/20/16

Approval of an amendment to the current “managers of managers” arrangement and revisions to the funds’ fundamental investment policies on behalf of the following funds:

HSBC Opportunity Fund - Classes A,B,C
Outstanding Shares				1,709,121
Total Voted				1,485,787

	Total For	Total Against	Total Abstain	Result
Manager of Managers	643,497	36,494	8,123	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	663,862	9,425	14,827	Not Approved
4b. The issuance of senior securities	548,068	7,520	132,527	Not Approved
4c. Underwriting	523,645	11,532	152,936	Not Approved
4d. Industry Concentration	642,154	12,678	33,283	Not Approved
4e. Real Estate	650,240	27,044	10,828	Not Approved
4f. Commodities	536,816	22,042	129,254	Not Approved
4g. Loans	548,460	9,067	130,587	Not Approved
4h. Diversification	670,188	5,711	12,216	Not Approved

42       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Additional Information (Unaudited) (continued)

HSBC Opportunity Fund - Classes I
Outstanding Shares				17,673,608
Total Voted				14,781,190

	Total For	Total Against	Total Abstain	Result
Manager of Managers	7,252,683	45,355	2,444,976	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	9,621,872	45,378	75,763	Approved 5/20/16
4b. The issuance of senior securities	9,625,715	40,504	76,795	Approved 5/20/16
4c. Underwriting	9,622,694	43,009	77,309	Approved 5/20/16
4d. Industry Concentration	7,227,005	2,439,015	76,993	Not Approved
4e. Real Estate	7,160,242	2,495,134	87,636	Not Approved
4f. Commodities	7,155,990	2,499,122	87,899	Not Approved
4g. Loans	7,213,802	2,441,070	88,140	Not Approved
4h. Diversification	7,219,541	2,438,117	85,355	Not Approved

HSBC Opportunity Portfolio
Outstanding Shares				19,382,729
Total Voted				16,266,977

	Total For	Total Against	Total Abstain	Result
Manager of Managers	7,896,180	81,849	2,453,099	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	10,285,734	54,803	90,590	Approved 5/20/16
4b. The issuance of senior securities	10,173,783	48,024	209,322	Approved 5/20/16
4c. Underwriting	10,146,339	54,541	230,245	Approved 5/20/16
4d. Industry Concentration	7,869,159	2,451,693	110,276	Not Approved
4e. Real Estate	7,810,482	2,522,178	98,464	Not Approved
4f. Commodities	7,692,806	2,521,164	217,153	Not Approved
4g. Loans	7,762,262	2,450,137	218,727	Not Approved
4h. Diversification	7,889,729	2,443,828	97,571	Not Approved

HSBC PORTFOLIOS       43

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

44       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE
SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0616	06/16

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2016

GLOBAL FUNDS	Class A	Class I	Class S
HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX
HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX
HSBC Frontier Markets Fund	HSFAX	HSFIX	—
HSBC Total Return Fund	HTRAX	HTRIX	HTRSX
HSBC Asia ex-Japan Smaller Companies Equity Fund	HAJAX	HAJIX	HAJSX
HSBC Global High Yield Bond Fund	HBYAX	HBYIX	—
HSBC Global High Income Bond Fund	HBIAX	HBIIX	—
HSBC Global Equity Volatility Focused Fund	HGEAX	HGEIX	—
HSBC Euro High Yield Bond Fund (USD Hedged)	HEYAX	HEYIX	—

HSBC Family of Funds
Semi-Annual Report - April 30, 2016

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	22

Schedules of Portfolio Investments
HSBC Emerging Markets Debt Fund	25
HSBC Emerging Markets Local Debt Fund	29
HSBC Frontier Markets Fund	34
HSBC Total Return Fund	36
HSBC Asia ex-Japan Smaller Companies Equity Fund	42
HSBC Global High Yield Bond Fund	44
HSBC Global High Income Bond Fund	52
HSBC Global Equity Volatility Focused Fund	61
HSBC Euro High Yield Bond Fund (USD Hedged)	63
Statements of Assets and Liabilities	67
Statements of Operations	71
Statements of Changes in Net Assets	73
Financial Highlights	81
Notes to Financial Statements	90
Investment Adviser Contract Approval	115
Table of Shareholder Expenses	122
Additional Information	125
Other Information	129

Glossary of Terms

Barclays Global Aggregate Index is a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

Barclays High Income Bond Composite Index is comprised of indexes across US, Euro and EM markets. Components include: 20% Barclays US Corporate Baa, 15% Barclays High Yield Ba, 15% Barclays Euro Aggregate Corporate Baa USD Hedged, 15% Barclays Euro HY BB Rating Only USD Hedged, and 35% Barclays EM USD Aggregate Index.

Barclays U.S. Aggregate Bond Index is an index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Beta is a measure of volatility, or systematic risk, of a security or portfolio in comparison to the market as a whole.

BofA Merrill Lynch BB-B Euro High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody;s or Fitch), but caps issuer exposure at 2%.

BofA Merrill Lynch BB-B Global High Yield Constrained Index is an index that tracks the performance of the United States Dollar, Canadian Dollar, British Pound and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or eurobond markets.

BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index is an index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

J.P. Morgan Emerging Markets Bond Index Global is an index that tracks returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities; Brady bonds; loans; Eurobonds; and local market instruments.

J.P. Morgan Government Bond Index–Emerging Markets Global Diversified is an unmanaged comprehensive global emerging markets fixed income index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

MSCI All Country Asia ex Japan Small Cap Index is a free float-adjusted market capitalization-weighted small call index of the stock markets of two developed markets and eight emerging markets: Hong Kong, Singapore, China, India, Indonesia, Malaysia, the Philippines, South Korea, Taiwan and Thailand.

MSCI All Country World Index (“MSCI ACWI Index”) is an equity index which captures the large- and mid-cap representation across 23 Developed Markets (DM) countries—Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S.)—and 23 emerging market countries—Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Frontier Markets Index is an index which captures the large- and mid-cap representation across 23 Frontier Markets countries: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia and Vietnam.

MSCI Select Frontier and Emerging Markets Capped Index is an index developed by MSCI for HSBC and is a customized capped version of the MSCI Frontier Emerging Markets (FEM) Index. The MSCI FEM Index is a free float-adjusted market capitalization index designed to measure equity market performance in the 23 countries within the MSCI Frontier Markets Index and six small emerging market “crossover” countries (namely Colombia, Egypt, Philippines, Peru, Qatar and UAE) that are also included within the MSCI Emerging Markets Index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy faced significant headwinds during the six-month period between November 1, 2015, and April 30, 2016. Markets experienced high levels of volatility amid low economic growth in many countries and regions. A more promising outlook emerged toward the end of the period, however, as oil prices showed signs of bottoming out and China’s troubled economy showed signs of stabilization.

U.S. economic growth slowed during the period amid weak manufacturing results and flagging retail sales. Low oil prices continued to pose challenges for the energy sector, which had been a major driver of economic growth in previous years. A strong dollar continued to drag on U.S. exports, although other areas of the U.S. economy offered some grounds for optimism. The housing market remained robust, and households continued to benefit from low inflation and upward pressure on wages.

The U.S. labor market remained stable and relatively healthy during the period. While the unemployment rate hovered around 5%, an uptick in initial jobless claims late in the period revealed underlying weakness. Rising wages appeared to boost the low labor market participation rate as re-entry into the workforce became more attractive.

European economies saw steady but slow growth, and economic data in the euro zone remained mixed overall. The labor market continued to improve, and manufacturing activity increased. Meanwhile, consumer confidence declined and inflation trended negative. The European Central Bank (ECB) responded to the slow pace of economic recovery with new stimulus measures that included incentives for banks to lend and broad interest rate cuts.

The Bank of Japan also eased monetary conditions, pushing interest rates into negative territory in a so-far unsuccessful attempt to weaken the yen. The Japanese economy continued to contract during the fourth quarter of 2015, and ongoing economic challenges created low expectations for growth in the first quarter of 2016. The Japanese labor market continued to improve, however.

Low prices for oil and other commodities were a major factor affecting the global economy during the period. This development hurt emerging economies that are generally heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

Uncertainty surrounding the health of the Chinese economy was another key theme of the period. China’s economy stabilized somewhat due in part to central bank stimulus measures, but it remained unclear whether declining levels of growth had bottomed out. Chinese industrial overcapacity was one factor behind the weak demand for commodities worldwide.

Commodities-exporting countries such as Russia and Brazil were particularly vulnerable to low demand and weak prices for commodities. Russia’s economy continued to suffer from heightened Western sanctions, and Brazil faced severe political turmoil as its economy sank deeper into recession. Calls for the impeachment of scandal-plagued President Dilma Rousseff appeared to instill confidence among investors late in the period.

In December, the U.S. Federal Reserve (Fed) raised its federal funds rate 25 basis points from a target range of 0% to 0.25% to a range of 0.25% to 0.50%. The Fed surprised many investors in the first quarter by adopting a more “dovish” outlook, however, softening its rate-hiking stance for the near future. Meanwhile central banks in many other economies—including the euro zone, Japan and China—expanded aggressive stimulus efforts. Overall, these developments boosted investor sentiment and helped stocks climb in the final weeks of the six-month period.

U.S. gross domestic product1 (GDP) grew at a rate of 1.4% in the fourth quarter of 2015. A preliminary estimate puts GDP growth at 0.8% for the first quarter of 2016.

Market Review

U.S. equities dropped significantly over the six-month period. Stocks began to lose ground in December and then saw a sharp sell-off in January and into mid-February. Equities rebounded during the final two months of the period, however, managing to make up for a large share of the earlier losses. Defensive sectors, including consumer staples, telecommunications services and utilities, performed best in this environment.

The S&P 500 Index1 of large company stocks advanced 0.43% for the six months through April 30, 2016. The Russell 2000 Index1 of small company stocks declined 1.90% during the period. U.S. stocks generally outperformed international markets during the period. Emerging markets equities rose sharply during the final months of the period, ending the period with smaller losses than many developed economies.

The MSCI EM Index1 ended the period down 0.01%, while the MSCI EAFE Index1 of developed market international stocks lost 2.82% for the period.

Global bonds benefited from the falling, or even negative, interest rates found in many economies during the period. U.S. fixed income investments generally performed well in this environment, posting modest gains. Investment grade credit spreads grew wider during much of the period, but narrowed significantly toward the period’s end. Treasury inflation-protected securities (TIPS) performed especially well during the period due to higher long-term inflation expectations following the Fed’s unexpectedly dovish stance.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.82% for the six-months through April 30, 2016. In Europe, corporate bond markets continued to be driven up by the ECB’s stimulus efforts. The ECB’s decision to expand its quantitative easing program to include investment grade, nonbank corporate bonds with maturities up to 30 years led to particularly strong performance for non-government securities.

1     For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund
(Class A Shares, Class I Shares and Class S Shares)

by Vinayak Potti, Vice President/Portfolio Manager

The HSBC Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and the Fund’s investments.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 4.48% (without sales charge) for the Class A Shares and 4.58% for the Class I Shares. That compared to a 5.56% total return for the Fund’s benchmark, the J.P. Morgan Emerging Markets Bond Index Global1, for the same period.

Portfolio Performance

Two distinct market environments marked the six-month period. During the first three months of the period, emerging markets debt suffered in the wake of the U.S. Federal Reserve’s (the Fed) December interest rate increase, which resulted in a spike in U.S. 10-year Treasury yields. Emerging markets fixed income assets also faced pressure from declining oil prices due to the Organization of Petroleum Exporting Countries (OPEC) confirmation that it would not reduce production to deal with oil oversupply. In addition, technical pressures contributed to negative returns as emerging markets fixed income outflows remained elevated. However, emerging markets fixed income assets rallied in February, March, and April on expectations of continued support from global monetary policymakers and a sharp rebound in commodity prices. U.S. Treasury yields declined, and spread levels on hard currency assets compressed. Investor inflows into emerging markets fixed income funds also helped fuel the rally, with nine consecutive weeks of inflows through the end of April.

The largest detractor to relative performance was the Fund’s underweight duration position and resulting cash holdings. That positioning detracted from relative performance when U.S. Treasury yields compressed and emerging markets hard currency debt assets rallied. A focus on shorter-dated bonds in Indonesia and Turkey also detracted from relative performance as longer-dated bonds outperformed in the rally at the end of the period. Meanwhile, an off-benchmark position in the Mexican peso hurt relative performance—most significantly in December and January as lower commodity prices led to deterioration in the currency values of commodity exporting countries.†

The largest contributor to relative returns was an overweight position in Brazil. Spreads on Brazilian sovereign bonds stabilized following significant widening at the end of 2015, and assets rallied from January through April on improved investor sentiment given the possibility of a change in the country’s political leadership. An overweight position in Mexico also boosted relative performance as spread levels tightened in February and March during the rally in emerging markets debt assets. Underweight positions in the Philippines, Panama, and Poland contributed to relative performance as these countries lagged in April due to tight valuation levels relative to other investment-grade rated countries at the beginning of the month.

The Fund obtained exposure to local currencies through forward currency exchange contracts. The Fund at times also used credit default swaps to achieve its positions in certain countries during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Debt Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[3]
	Inception	Six	1	5	Since
As of April 30, 2016	Date	Months*	Year	Year	Inception	Gross	Net
HSBC Emerging Markets Debt Fund Class A1	4/7/11	-0.46	-2.53	4.29	4.35	1.69	1.25
HSBC Emerging Markets Debt Fund Class I	4/7/11	4.58	2.62	5.67	5.72	1.34	0.90
HSBC Emerging Markets Debt Fund Class S2	4/7/11	—	—	—	1.37	1.24	0.80
J.P. Morgan Emerging Markets Bond Index Global[4]	—	5.56	4.30	6.08	6.18	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Class S Shares were operational during a portion of the period presented. The amount reflects performance for the period of time the Class had operations, which was 236 days for the year ended October 31, 2015. The class was operational during the entire period ended October 31, 2011 and the entire years ended October 31, 2012 through 2014. The class was not operational for the entire six months ended April 30, 2016. No returns are presented for the six-months, one-year and five-year periods with non-continuous returns.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20%, 0.85% and 0.75% for Class A Shares, Class I Shares and Class S Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
4	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the J.P. Morgan Emerging Markets Bond Index Global, an unmanaged index that tracks returns for USD-denominated debt instruments issued by emerging market and sovereign quasi-sovereign entities, Brady bonds, loans, Eurobonds, and local market markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Local Debt Fund
(Class A Shares, Class I Shares and Class S Shares)

by Nishant Upadhyay, Senior Vice President/Portfolio Manager

The HSBC Emerging Markets Local Debt Fund (the “Fund”) seeks maximum total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 8.54% (without sales charge) for the Class A Shares and 8.62% for the Class I Shares. That compared to a 8.93% total return for the Fund’s benchmark, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified1, for the same period.

Portfolio Performance

Two distinct market environments marked the six-month period. During the first three months of the period, emerging markets fixed income performance suffered as oil prices declined sharply in reaction to Organization of Petroleum Exporting Countries (OPEC) confirmation that it would not reduce production in response to oil oversupply. The dovish stance of the European Central Bank and the continuing strength of the U.S. dollar also put downward pressure on emerging markets currencies early in the period. Then, emerging markets fixed income assets rallied in February, March and April on expectations for continued support from global monetary policymakers and a sharp rebound in commodity prices. Dovish statements from the U.S. Federal Open Markets Committee led to broad U.S dollar weakness, which contributed to the rally in emerging markets currencies during the second half of the period.

The Fund’s underweight position in local rate duration detracted from relative performance as the yield on the local index declined during the period. We held that underweight position because we believed that local currency yields were likely to widen due to rising inflationary pressures resulting from significant currency depreciation, as well as the potential for tighter monetary policy in the U.S. The overweight exposure to the South African rand also detracted from relative performance when investor sentiment towards South Africa turned sharply negative in December after finance minister Nhlanha Nene was dismissed from his role. An overweight position in the Mexican peso also detracted from relative performance. The currency suffered in the overall risk sell-off from November through January due to technical pressures, as many speculative investors use this currency to hedge risk. The peso continued to depreciate in early February due to speculative activity and concerns about financial issues at Mexico’s state-owned oil company.†

The Fund’s overweight position in the Brazilian real and in Brazil local rates boosted relative performance. Brazilian assets rallied in February and March on investor optimism about a potential change in the country’s political leadership. An overweight in the Russian ruble also contributed to performance as the currency benefited from the recovery in oil prices in March and April, as well as improving current account data. An overweight in the Colombian peso contributed to performance as the currency rebounded in March and April due to the rally in oil prices.†

The Fund benefited from the use of derivatives such as interest rate swap agreements and forward foreign currency exchange contracts during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Emerging Markets Local Debt Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[3]
	Inception	Six	1	5	Since
As of April 30, 2016	Date	Months*	Year	Year	Inception	Gross	Net
HSBC Emerging Markets Local Debt Fund Class A1	4/7/11	3.33	-8.70	-4.88	-4.41	2.06	1.26
HSBC Emerging Markets Local Debt Fund Class I	4/7/11	8.62	-3.85	-3.61	-3.16	1.71	0.91
HSBC Emerging Markets Local Debt Fund Class S2	4/7/11	—	—	—	-0.86	1.61	0.81
J.P. Morgan Government Bond Index
–Emerging Markets Global Diversified[4]	—	8.93	-1.98	-2.41	-1.84	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Class S Shares were operational during a portion of the period presented. The amount reflects performance for the period of time the Class had operations, which was 238 days for the year ended October 31, 2015. The class was operational during the entire period ended October 31, 2011 and the entire years ended October 31, 2012 through 2014. The class was not operational for the entire six months ended April 30, 2016. No returns are presented for the six-months, one-year and five-year periods with non-continuous returns.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20%, 0.85% and 0.75% for Class A Shares, Class I Shares and Class S Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
4	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified, a comprehensive global emerging markets fixed income index consisting of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. This index is unmanaged and does not reflect the fees and expenses associated with a mutual fund such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund
(Class A Shares and Class I Shares)

by Chris Turner, Portfolio Manager

The HSBC Frontier Markets Fund (the “Fund”) seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries”. The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned -2.31% (without sales charge) for the Class A Shares and -2.07% for the Class I Shares. That compared to -0.23% return for the Fund’s primary performance index, the MSCI Select Frontier and Emerging Markets Capped Index1, and a -2.49% total return for the MSCI Frontier Markets Index1.

Portfolio Performance

Frontier markets experienced weakness over the six-month period under review, driven by a combination of lower commodity prices, currency concerns and outflows from the asset class. The market rebounded in late January, however, with the MSCI Frontier Markets Net Index up +2.1% year-to-date as of April 30, 2016. Strong financial results for fiscal year 2015 and the first quarter of 2016 from a number of frontier companies helped drive the recovery. A rebound in commodity and oil prices, along with strengthening frontier markets currencies relative to the U.S. dollar also contributed.

At a country level, Peru (+25.4%) was the best performing market, benefiting from the rally in gold and copper prices as well as a market-friendly presidential election in April. Other markets that performed well over the six-month period were relatively lesser-owned markets such as Estonia (+24.3%), Morocco (+16.1%) and Tunisia (+10.3%). Amongst the weaker performing markets were Nigeria (-16.1%) and Kazakhstan (-13.6%), which declined on currency concerns.

The Fund underperformed the MSCI Select Frontier and Emerging Markets Capped Index and outperformed the MSCI Frontier Markets Index, over the review period. Stock selection in Egypt, Pakistan, Colombia and Vietnam contributed to relative returns while security selection in the Philippines and the UAE detracted from performance.†

In Egypt, exposure to an off-benchmark gold-mining company added value as the stock rallied on good production figures for the first quarter of 2016 and rising gold prices. In Pakistan, the Fund’s exposure to a cement manufacturer added value as shares of the company gained on strong results for fiscal year 2015 and positive news on consumption trends for the sector.†

Holdings of one of the three cement players in Colombia also contributed to relative performance. The stock benefited from the strong rally in the Colombian equity market, which gained due to improving oil prices and a strengthening of the Peso against the U.S. dollar. Elsewhere, the exposure to a dairy company in Vietnam supported performance as the company reported strong results for the fourth quarter of 2015.†

The Fund’s exposure to the Philippines offset some of those gains, namely holdings of a second-tier, utility company which continues to de-rate despite strong fundamentals. Selection in the UAE, mainly exposure to an off-index energy company, also dragged on relative performance as the stock did not participate in the oil-related rally. Another detractor to relative performance was the Fund’s investment in a Kazakhstan-based bank, which declined on concerns over reduced liquidity in the Kazakh equity market—this despite a recovery in the oil price and an undervalued currency.†

In terms of the Fund’s positioning, Pakistan remains its largest country position. The Fund is actively overweight Georgia, Egypt and the UAE, and underweight Morocco, Lebanon and the Philippines, relative to the reference index as of the end of April 2016.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Frontier Markets Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six		Since
As of April 30, 2016	Date	Months*	1 Year	Inception	Gross	Net
HSBC Frontier Markets Fund Class A1	9/6/11	-7.21	-16.21	6.06	2.23	2.22
HSBC Frontier Markets Fund Class I	9/6/11	-2.07	-11.44	7.63	1.88	1.87
MSCI Select Frontier and Emerging Markets Capped Index[3]	—	-0.23	-11.97	3.90	N/A	N/A
MSCI Frontier Markets Index[3]	—	-2.49	-12.73	4.60	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% and 1.85% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the MSCI Select Frontier and Emerging Markets Capped Index and the MSCI Frontier Markets Index. The MSCI Select Frontier and Emerging Markets Capped Index was developed by MSCI for HSBC and is a customized capped version of the MSCI Frontier Emerging Markets (FEM) Index. The MSCI FEM Index is a free float-adjusted market capitalization index designed to measure equity market performance in the 23 countries within the MSCI Frontier Markets Index and six small emerging market “crossover” countries (namely Colombia, Egypt, Philippines, Peru, Qatar, and UAE) that are included within the MSCI Emerging Markets Index. The MSCI Frontier Markets Index captures large- and mid-cap representation across 23 Frontier Markets countries: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, and Vietnam. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)
HSBC Total Return Fund (Class A Shares, Class I Shares and Class S Shares)

by Nishant Upadhyay, Senior Vice President/Portfolio Manager
Vinayak Potti, Vice President/Portfolio Manager

The HSBC Total Fund (the “Fund”) seeks maximum total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests its assets (excluding U.S. cash and U.S. cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries, including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate, total return and credit default swaps), options (including interest rate options) and swaptions.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 1.65% (without sales charge) for the Class A Shares, 1.87% for the Class I Shares and 1.84% for the Class S Shares. That compared to the 0.21% total return for the Fund’s benchmark, the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index1, for the same period.

Portfolio Performance

Two distinct market environments marked the six-month period. During the first three months of the period, emerging markets debt suffered in the wake of the U.S. Federal Reserve’s December interest rate increase, which resulted in a spike in U.S. 10-year Treasury yields. Emerging markets fixed income assets also faced pressure from declining oil prices due to the Organization of Petroleum Exporting Countries (OPEC) confirmation that it would not reduce production to deal with oil oversupply. The decline in commodities prices, combined with a dovish stance by the European Central Bank and continuing strength in the U.S. dollar put downward pressure on emerging market currencies. In addition, technical pressure contributed to negative returns, as fund flows out of emerging markets fixed income investments remained elevated in 2015. However, emerging markets fixed income assets rallied in February, March, and April on expectations of continued support from global monetary policymakers and a sharp rebound in commodity prices. U.S. Treasury yields declined and spread levels on hard currency assets compressed. Investor inflows into emerging markets fixed income funds also helped fuel the rally, with nine consecutive weeks of inflows through the end of April.†

The Fund generated the majority of its positive returns in the period from February to April amid the strong rally across emerging markets assets. Long exposure to hard currency bonds of higher rated countries, including Mexico, Colombia, Indonesia, South Africa, and Turkey, contributed to performance. Hard currency emerging markets bonds performed well, with improved risk sentiment and the compression in U.S. Treasury rates. Long exposure to Brazil sovereign and quasi-sovereign hard currency debt also contributed to performance. Spreads on Brazilian sovereign bonds stabilized following significant widening at the end of 2015, and assets rallied from January through April on improved investor sentiment given the possibility of a change in the country’s political leadership. Long exposure to the Turkish lira contributed to performance early in the period due to investor optimism surrounding parliamentary elections, positive impact on the country’s external trade dynamics from lower oil prices (Turkey is a commodity importer), and a stronger-than-expected GDP1 report for the third quarter.†

The Fund’s long exposure to the South African rand detracted from performance as investor sentiment toward South Africa turned sharply negative given political volatility and worsening fundamentals. Long exposure to the Mexican peso also detracted from performance, most significantly in December as the currency depreciated amidst weak investor sentiment, falling commodity prices and data pointing to continued economic weakness.†

The Fund benefited from the use of derivatives such as interest rate swap agreements, forward foreign currency exchange contracts and credit default swaps during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Total Return Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six		Since
As of April 30, 2016	Date	Months*	1 Year	Inception	Gross	Net
HSBC Total Return Fund Class A1	3/30/12	-3.19	-5.23	0.88	1.59	1.59
HSBC Total Return Fund Class I	3/30/12	1.87	-0.18	2.45	1.24	1.24
HSBC Total Return Fund Class S	3/30/12	1.84	-0.15	2.53	1.14	1.14
BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index[3]	—	0.21	0.35	0.32	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The index is unmanaged and the performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund (Class A Shares, Class I Shares and Class S Shares)

by Elina Fung, Investment Director of Equities/Portfolio Manager
Alex Kwan, Associate Director of Asia Pacific Equities/Portfolio Manager

The HSBC Asia ex-Japan Smaller Companies Equity Fund (the “Fund”) seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity of, and equity-related instruments related to, smaller companies that are economically tied to Asia (excluding Japan).

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Because the Fund invests in a single region, its shares do not represent a complete investment program and are subject to greater risk of loss as a result of adverse economic business or other developments affecting that region. As a geographically concentrated fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific region.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 2.39% (without sales charge) for the Class A Shares, 2.59% for the Class I Shares and 2.70% for the Class S Shares. That compared to a -2.10% total return for the Fund’s benchmark, the MSCI All Country Asia ex Japan Small Cap Index1, for the same period.

Portfolio Performance

Overall, Asian small cap equities were volatile during the six-month period. Smaller company stocks retreated in late 2015 due to the strong U.S. dollar and in response to an increase in U.S. interest rates. Stocks continued to struggle in early 2016 amid concerns over slowing economic activity in China and falling oil prices. However, smaller company stocks rallied in mid-February as Asian currencies strengthened against the U.S. dollar and the U.S. Federal Reserve indicated that it would move slowly on future rate hikes. By the end of the period, Asian smaller company stocks had recouped much of their earlier losses.

The Fund outperformed its benchmark due to strong stock selection. Investments in the consumer discretionary sector, particularly in Hong Kong/China, contributed to relative performance. A stake in a Chinese sportswear retailer was a notable contributor as the company benefited from the strong demand growth in the international sports brand segment. Investments in the information technology and materials sectors also boosted relative performance.†

The Fund’s overweight position in Hong Kong equities detracted from relative performance. Markets there lagged due to volatility in the onshore Chinese equity market and the U.S. interest rate hike. Stock selection in the Chinese industrials sector also detracted from relative performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Asia ex-Japan Smaller Companies Equity Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2016	Date	Months*	Year	Inception	Gross	Net
HSBC Asia ex-Japan Smaller Companies Equity Class A1	11/11/14	-2.78	-18.29	-4.46	3.76	1.78
HSBC Asia ex-Japan Smaller Companies Equity Class I	11/11/14	2.59	-13.72	-0.68	3.41	1.43
HSBC Asia ex-Japan Smaller Companies Equity Class S	11/11/14	2.70	-13.63	-0.60	3.31	1.33
MSCI All Country Asia ex Japan Small Cap Index[3]	—	-2.10	-17.24	-4.42	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.75%, 1.40% and 1.30% for Class A Shares, Class I Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the MSCI All Country Asia ex-Japan Small Cap Index, which is a free float-adjusted market capitalization-weighted small cap index of the stock markets of two developed markets and eight emerging markets: Hong Kong, Singapore, China, India, Indonesia, Malaysia, the Philippines, South Korea, Taiwan and Thailand. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       13

Portfolio Reviews (Unaudited)
HSBC Global High Yield Bond Fund (Class A Shares and Class I Shares)

by Mary Bowers, Senior Portfolio Manager
Rick Liu, CFA/Portfolio Manager
Nishant Upadhyay, Senior Vice President/Portfolio Manager

The HSBC Global High Yield Bond Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of high yield securities.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 2.19% (without sales charge) for the Class A Shares and 2.31% for the Class I Shares. That compared to a 3.03% total return for the Fund’s benchmark, the BofA Merrill Lynch BB-B Global High Yield Constrained Index1, for the same period.

Portfolio Performance

Global fixed income markets saw two different economic environments during the six-month period. Weak commodity prices and concerns over a slowdown in the global economy weighed on investors, leading credit spreads to widen through early February. As spreads widened, yields on riskier bonds increased, thus driving prices down. But credit markets rebounded in mid-February, as talk of reduced output among oil producing nations sparked a rally in the price of oil, helping investors regain their appetite for risk. Signs of continued growth in the U.S. economy also helped buoy investor sentiment, as did additional monetary stimulus efforts by the European Central Bank and the Bank of Japan. China’s policy response to its own economic slowdown further encouraged markets and partly alleviated investor fears about global growth.

The Fund underperformed its benchmark largely due to allocation decisions. A lower-than-benchmark position in emerging markets debt dragged on performance as that was the best performing asset class during the period. Overweight exposure to U.S. high-yield debt also hurt relative performance as those were the worst performing assets during the period. Relative performance, also suffered from issue selection within emerging markets debt and U.S. high-yield holdings.†

The Fund’s relative performance benefited from investments in Europe. A defensive position in this region helped as European credit markets were volatile during the period.†

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure. However, that derivative exposure did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

14       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Global High Yield Bond Fund

			Aggregate	Expense
Fund Performance			Total Return (%)	Ratio (%)[2]
	Inception	Six	Since
As of April 30, 2016	Date	Months*	Inception	Gross	Net
HSBC Global High Yield Bond Class A1	7/14/15	-2.64	-4.85	1.65	1.15
HSBC Global High Yield Bond Class I	7/14/15	2.31	0.11	1.30	0.80
BofA Merrill Lynch BB-B Global High Yield Constrained Index[3]	—	3.03	1.62	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% and 0.80% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the BofA Merrill Lynch BB-B Global High Yield Constrained Index, which tracks the performance of USC, CAD GBP and EUR denominated below investment-grade corporate debt publicly issued in he major domestic or eurobond markets. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       15

Portfolio Reviews (Unaudited)
HSBC Global High Income Bond Fund (Class A Shares and Class I Shares)

by Jerry Samet, Senior Portfolio Manager
Rick Liu, CFA/Portfolio Manager
Nishant Upadhyay, Senior Vice President/Portfolio Manager

The HSBC Global High Income Bond Fund (the “Fund”) seeks to provide a high level of current income. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of higher yielding securities.

Investment Concerns

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Fund returned 3.23% (without sales charge) for the Class A Shares and 3.45% for the Class I Shares. That compared to a 2.82% and 4.02% total return for the Fund’s benchmarks, the Barclays Global Aggregate Index1 and Barclays High Income Bond Composite Index1, respectively for the same period.

Portfolio Performance

Fixed income markets saw two different economic environments during the six-month period. Weak commodity prices and concerns over a slowdown in the global economy weighed on investors, leading credit spreads to widen through early February. As spreads widened, yields on riskier bonds increased, thus driving prices down. But credit markets rebounded in mid-February, as talk of reduced output among oil producing nations sparked a rally in the price of oil, helping investors regain their appetite for risk. Signs of continued growth in the U.S. economy also helped buoy investor sentiment, as did additional monetary stimulus efforts by the European Central Bank and the Bank of Japan. China’s policy response to its own economic slowdown further encouraged markets and partly alleviated investor fears about global growth.

The Fund underperformed its benchmark largely due to allocation decisions. A lower-than-benchmark position in emerging markets debt dragged on performance as that was the best performing asset class during the period. Overweight exposure to U.S. BB-rated assets also weighed on relative performance as those were the worst performing asset class during the period. Relative performance also suffered from issue selection within emerging markets debt, European investments and U.S. BB-rated holdings.†

The Fund’s relative performance was boosted by issue selection within U.S. BBB-rated assets.†

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure. However, that derivative exposure did not materially impact performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

16       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Global High Income Bond Fund

			Aggregate	Expense
Fund Performance			Total Return (%)	Ratio (%)[2]
	Inception	Six	Since
As of April 30, 2016	Date	Months*	Inception	Gross	Net
HSBC Global High Income Bond Fund Class A1	7/14/15	-1.68	-2.60	1.56	1.15
HSBC Global High Income Bond Fund Class I	7/14/15	3.45	2.58	1.21	0.80
Barclays Global Aggregate Index[3]	—	2.82	4.29	N/A	N/A
Barclays High Income Bond Composite Index[3]	—	4.02	4.46	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% and 0.80% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the Barclays Global Aggregate Index and the Barclays High Income Bond Composite Index. The Barclays Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. The Barclays High Income Bond Composite Index is comprised of indexes across US, Euro and EM markets. Components include: 20% Barclays US Corporate Baa, 15% Barclays High Yield Ba, 15% Barclays Euro Aggregate Corporate Baa USD Hedged, 15% Barclays Euro HY BB Rating Only USD Hedged, and 35% Barclays EM USD Aggregate Index. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       17

Portfolio Reviews (Unaudited)
HSBC Global Equity Volatility Focused Fund (Class A Shares and Class I Shares)

by Angus Parker, Portfolio Manager

HSBC Global Equity Volatility Focused Fund (the “Fund”) seeks to provide long-term total return. Under normal market conditions, at least 80% of the Fund’s nets assets, plus any borrowings for investment purposes, are invested in a globally diversified portfolio of equity securities and equity-related instruments that is expected to generate lower volatility relative to the global equity market (as measured by the Fund’s benchmark index).

Investment Concerns

Equity securities (stocks) may be more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

The Fund’s techniques for limiting portfolio volatility may or may not be successful, may cause the Fund’s portfolio to underperform its benchmark or may cause the Fund to lose money.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

From its inception on November 4, 2015 through April 30, 2016, the Fund returned 0.74% (without sales charge) for the Class A Shares and 0.89% for the Class I Shares. That compared to a -1.32% total return for the Fund’s benchmark the MSCI ACWI Index1 for the same period.

Portfolio Performance

Global equities experienced high levels of volatility before ending the period with a modest loss. Investor concerns about falling commodity prices, weak Chinese economic growth and political unrest in the Middle East helped drive broad declines early in the period. Markets reached a bottom in mid-February before strengthening commodity prices helped trigger a recovery through the remaining months of the period. The U.S. Federal Reserve’s (the Fed) comments that any further interest rate increases would be conservative also helped ease investor fears, as aggressive interest rate increases by the Fed were viewed as a potential drag on the struggling global economy.

The Fund seeks to provide better risk-adjusted returns than its benchmark. By seeking to focus on high quality, lower volatility holdings, the Fund seeks to offer a defensive strategy during periods of sharp market movements. In the volatile environment of the period under review, the Fund performed as designed and outperformed its benchmark.†

At a regional level, stock selection in Europe and North America, particularly in the U.S., added to relative results. Holdings of an American food company boosted relative performance when shares rebounded from an oversold position. Meanwhile, an investment in a European food safety company also helped as the company benefited from a positive long-term trend in the food testing industry. While sector allocations are secondary to the Fund’s stock selection process, an overweight exposure to the more defensive consumer staples and health care sectors also contributed positively to the Fund’s relative results.†

The Fund’s lack of exposure to Latin America, particularly to Brazil, dragged on relative results. Brazil rallied strongly during the period as investors hoped that a change in the nation’s government would potentially improve the country’s poor fundamentals. Stock selection in the consumer discretionary sector also weighed on relative returns. In particular, warm winter weather hurt the Fund’s holdings of a specialty clothing retailer. Meanwhile, holdings of an American apparel company suffered due to weak sales from its discount retail outlet.†

The Fund did not have any derivative exposure during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

18       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Global Equity Volatility Focused Fund

		Aggregate	Expense
Fund Performance		Total Return (%)	Ratio (%)[2]
	Inception	Since
As of April 30, 2016	Date	Inception	Gross	Net
HSBC Global Equity Volatility Focused Fund Class A1	11/4/15	-4.33	2.83	1.30
HSBC Global Equity Volatility Focused Fund Class I	11/4/15	0.89	2.48	0.95
MSCI ACWI Index[3]	—	-1.32	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017.

1	Reflects the maximum sales charge of 5.00%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.30% and 0.95% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the MSCI ACWI Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       19

Portfolio Reviews (Unaudited)
HSBC Euro High Yield Bond Fund (USD Hedged)
(Class A Shares and Class I Shares)

by Philippe Igigabel, Portfolio Manager
Sophie Sentilhes, Portfolio Manager

HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in Euro-denominated high yield securities.

Investment Concerns

Euro-denominated securities have significant exposure to the Euro and events affecting the Euro. The Economic and Monetary Union (“EMU”) of the European Union (“EU”) is comprised of EU members that have adopted the Euro. Recent market events affecting several of the EMU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the Euro. The fund’s performance will be affected by political, social and economic conditions in Europe.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates. Investments in a bond fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

International investing involves increased risk and volatility. An investment in international funds entails the special risks of international investing, including currency exchange fluctuation, government regulations and intervention, and the potential for political and economic instability.

Prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

High yield, lower rated securities are considered speculative investments, involve greater price volatility and present greater risk than higher rated fixed income securities. At times, due to market conditions, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price. Prices of fixed income securities are generally inversely correlated to interest rates. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase the Fund’s share price volatility.

Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

From its inception on January 19, 2016 through April 30, 2016, the Fund returned 5.70% (without sales charge) for the Class A Shares and 5.70% for the Class I Shares. That compared to a 11.63% total return for the Fund’s benchmark, the BofA Merrill Lynch BB-B Euro High Yield Constrained Index1 for the same period.

Portfolio Performance

European high-yield securities posted strong gains for the period under review, despite a high level of volatility. Investors largely began the year with a risk adverse attitude, which negatively affected a number of risky asset classes, including high-yield bonds. Investor sentiment appeared to reverse in March as the European Central Bank and other central banks announced additional monetary stimulus efforts. As a result, demand for high-yield bonds increased amid the continued low yield environment.

Sector allocation decisions dragged on relative results. In particular, the Fund’s larger-than-benchmark exposure to bonds issued by European banks hurt relative performance as that sector performed poorly for the period. Holdings of contingent convertible bonds—a type of security popular with European banks—also weighed on results. Underweight positions in bonds from the energy and commodity sectors detracted from relative performance, as those sectors benefited from the rebound in oil and commodity prices in March.†

The Fund’s relative performance was driven primarily by asset allocation decisions. An overweight position in high beta instruments, such as non-financial hybrid bonds, subordinated insurance bonds and long dated bonds, was positive given the strong performance of the market. Security selection also added to relative results, particularly the decision to avoid euro-denominated bonds from an embattled Brazilian telecom operator held by the benchmark. Prices for the company’s bonds fell sharply when a proposed merger fell through.†

The Fund maintained some derivative exposure through the use of currency forwards to hedge non-USD exposure. The derivatives had no material impact on the Fund’s return.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

20       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Euro High Yield Bond Fund (USD Hedged)

		Aggregate	Expense
Fund Performance		Total Return (%)	Ratio (%)[2]
	Inception	Since
As of April 30, 2016	Date	Inception	Gross	Net
HSBC Euro High Yield Bond Fund (USD Hedged) Class A1	1/19/16	0.67	1.48	1.05
HSBC Euro High Yield Bond Fund (USD Hedged) Class I	1/19/16	5.70	1.13	0.80
BofA Merrill Lynch BB-B Euro High Yield Constrained Index[3]	—	11.63	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through January 7, 2017.

1	Reflects the maximum sales charge of 4.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2016. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% and 0.80% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until January 7, 2017. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The performance of the Fund is measured against the BofA Merrill Lynch BB-B Euro High Yield Constrained Index which contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody;s or Fitch), but caps issuer exposure at 2%. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       21

Portfolio Reviews
Portfolio Composition*
April 30, 2016 (Unaudited)

HSBC Emerging Markets Debt Fund
Country	Percentage of Investments at Value† (%)
Indonesia	15.0
Turkey	13.7
Mexico	12.6
Brazil	8.8
Colombia	6.5
South Africa	5.2
China	4.9
Kazakhstan	4.8
Croatia	4.5
Venezuela	3.9
Panama	3.3
Hungary	3.2
Republic of Serbia	2.7
Sri Lanka	2.5
Chile	2.4
Dominican Republic	1.3
Uruguay	1.2
United States	1.1
Peru	1.0
Romania	0.7
El Salvador	0.7
100.0

HSBC Emerging Markets Local Debt Fund
Country	Percentage of Investments at Value† (%)
Indonesia	18.8
Turkey	11.1
South Africa	10.2
Poland	9.6
Colombia	9.4
Russian Federation	7.0
Malaysia	6.5
Romania	6.4
Mexico	5.8
Peru	4.9
Brazil	4.8
Thailand	3.2
China	2.0
Hungary	0.3
100.0

HSBC Frontier Markets Fund
Country	Percentage of Investments at Value† (%)
Pakistan	14.1
Argentina	8.7
Kuwait	7.8
Philippines	6.8
United Arab Emirates	9.0
Colombia	5.2
Nigeria	5.0
Vietnam	4.8
Egypt	4.7
Georgia	4.4
Romania	4.1
Peru	4.0
Qatar	3.8
Oman	3.7
Morocco	3.0
Croatia	2.2
Sri Lanka	2.2
Kenya	2.0
Cambodia	1.6
Saudi Arabia	1.1
Kazakhstan	1.1
Australia	0.7
100.0

HSBC Total Return Fund
Country	Percentage of Investments at Value† (%)
Brazil	22.5
Turkey	13.7
Colombia	9.0
Mexico	8.9
South Africa	6.2
Indonesia	5.5
Israel	5.1
Republic of Serbia	3.6
Chile	3.5
Peru	2.9
Hungary	2.7
United States	2.6
RS	2.5
China	2.5
Costa Rica	1.9
Russian Federation	1.9
Barbados	1.6
Namibia	1.6
Netherlands	1.2
Panama	0.6
100.0

22       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2016 (Unaudited)

HSBC Asia ex-Japan Smaller Companies Equity Fund
Country	Percentage of Investments at Value† (%)
Hong Kong	24.3
China	20.9
Korea, Republic Of	20.0
Taiwan,
Province Of China	17.6
Philippines	4.2
Indonesia	4.0
Malaysia	3.9
Singapore	2.6
Thailand	2.5
100.0

HSBC Global High Yield Bond Fund
Country	Percentage of Investments at Value† (%)
United States	57.6
France	7.8
Netherlands	6.3
Luxembourg	5.0
Canada	4.1
Brazil	3.4
Germany	2.9
United Kingdom	2.3
Mexico	2.0
Bermuda	1.1
Ireland (Republic of)	1.0
Ireland	0.9
Russian Federation	0.9
Colombia	0.9
Denmark	0.8
Sweden	0.5
Venezuela	0.5
South Africa	0.5
Austria	0.5
Virgin Islands, British	0.4
Australia	0.4
Peru	0.2
100.0

HSBC Global High Income Bond Fund
Country	Percentage of Investments at Value† (%)
United States	42.8
France	7.1
Netherlands	5.3
United Kingdom	4.4
Mexico	4.4
Luxembourg	3.7
Germany	3.6
China	3.4
Brazil	2.8
Turkey	2.1
Italy	1.9
Colombia	1.7
Indonesia	1.7
Russian Federation	1.3
Spain	1.2
Australia	1.2
Hungary	1.1
Canada	1.1
India	0.9
Chile	0.9
Hong Kong	0.9
South Africa	0.8
Peru	0.6
Bermuda	0.5
Venezuela	0.5
Ireland (Republic of)	0.5
Guernsey	0.5
Belgium	0.5
Croatia	0.5
Dominican Republic	0.5
Singapore	0.4
Virgin Islands, British	0.4
Austria	0.3
Romania	0.2
Panama	0.2
Japan	0.1
100.0

HSBC Global Equity Volatility Focused Fund
Country	Percentage of Investments at Value† (%)
United States	44.9
United Kingdom	13.7
Japan	11.5
Switzerland	6.5
Germany	4.3
Australia	3.5
Korea, Republic Of	2.5
Hong Kong	2.2
Canada	2.1
India	2.1
Singapore	1.7
Ireland	1.6
Indonesia	1.5
China	1.3
South Africa	0.6
100.0

HSBC FAMILY OF FUNDS       23

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2016 (Unaudited)

HSBC Euro High Yield Bond Fund (USD Hedged)
Country	Percentage of Investments at Value† (%)
France	24.5
Netherlands	18.5
United Kingdom	14.7
Germany	12.2
Luxembourg	9.5
United States	5.0
Denmark	2.8
Switzerland	2.4
Spain	2.3
Austria	1.8
Mexico	1.4
Belgium	1.3
Australia	0.9
Ireland	0.9
Jersey	0.9
Sweden	0.9
100.0
____________________

*     Portfolio composition is subject to change.
†     Excludes any instruments used for cash management.

24       HSBC FAMILY OF FUNDS

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Yankee Dollars – 88.1%

	Principal
	Amount ($)	Value ($)
Brazil – 7.8%
Caixa Economica Federal, Registered,
4.50%, 10/3/18	150,000	147,015
Federal Republic of Brazil,
7.13%, 1/20/37	147,000	152,145
Federal Republic of Brazil,
5.63%, 1/7/41	220,000	193,050
Petrobras Brasileiro SA,
6.85%, 6/5/15	50,000	37,000
Petrobras Global Finance BV,
6.25%, 3/17/24	100,000	87,250
Petrobras International Finance Co.,
5.38%, 1/27/21	125,000	111,131
		727,591
Chile – 2.2%
CorpBanca SA, 3.13%, 1/15/18	200,000	202,196
China – 4.4%
CNOOC Finance (2014) ULC,
4.25%, 4/30/24	200,000	207,697
Sinopec Capital (2013) Ltd.,
3.13%, 4/24/23	200,000	197,078
		404,775
Colombia – 5.8%
Republic of Colombia,
7.38%, 1/27/17	100,000	104,375
Republic of Colombia,
4.38%, 7/12/21	200,000	209,000
Republic of Colombia,
7.38%, 9/18/37	100,000	120,750
Republic of Colombia,
6.13%, 1/18/41	100,000	107,250
		541,375
Croatia – 4.0%
Croatia, Registered,
6.25%, 4/27/17	200,000	207,800
Croatia, Registered,
6.75%, 11/5/19	150,000	164,643
		372,443
Dominican Republic – 1.2%
Republic of Dominican,
6.88%, 1/29/26	100,000	107,500
El Salvador – 0.6%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	60,300
Hungary – 2.8%
Republic of Hungary, 5.38%, 2/21/23	240,000	264,463
Indonesia – 13.4%
Majapahit Holding BV,
Registered, 7.75%, 10/17/16	300,000	307,860
Republic of Indonesia, Registered,
6.88%, 1/17/18	200,000	216,510
Republic of Indonesia, Registered,
5.88%, 3/13/20	200,000	222,997
Republic of Indonesia, Registered,
3.75%, 4/25/22	220,000	225,397
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	138,975
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	130,883
		1,242,622
Kazakhstan – 4.3%
KazMunayGas National Co.
JSC, Registered Shares,
4.40%, 4/30/23	200,000	186,500
Republic of Kazakhstan, Registered,
5.13%, 7/21/25	200,000	211,450
		397,950
Mexico – 11.2%
Petroleos Mexicanos,
6.38%, 2/4/21	27,000	29,154
Petroleos Mexicanos,
3.50%, 1/30/23	200,000	185,750
Petroleos Mexicanos,
6.63%, 6/15/35	220,000	223,300
United Mexican States,
Series A, 6.05%, 1/11/40	160,000	189,600
United Mexican States,
4.75%, 3/8/44	120,000	121,200
United Mexican States,
5.55%, 1/21/45	260,000	292,500
		1,041,504
Panama – 3.0%
Republic of Panama,
4.00%, 9/22/24,
Callable 6/24/24 @ 100 (a)	200,000	210,500
Republic of Panama,
9.38%, 4/1/29	8,000	11,980
Republic of Panama,
6.70%, 1/26/36	41,000	52,480
		274,960
Peru – 0.9%
Republic of Peru, 6.55%, 3/14/37	65,000	83,363
Republic of Serbia – 2.4%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	226,560
Romania – 0.7%
Republic of Romania,
6.13%, 1/22/44	50,000	61,313
South Africa – 4.6%
Republic of South Africa,
6.88%, 5/27/19	100,000	110,168
Republic of South Africa,
5.50%, 3/9/20	110,000	116,997
Republic of South Africa,
4.67%, 1/17/24	200,000	200,750
		427,915

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Yankee Dollars, continued
	Principal
	Amount ($)	Value ($)
Sri Lanka – 2.2%
Bank of Ceylon, Registered,
6.88%, 5/3/17	200,000	203,750
Turkey – 12.0%
Republic of Turkey,
7.00%, 9/26/16	300,000	306,954
Republic of Turkey,
5.63%, 3/30/21	550,000	596,440
Republic of Turkey,
6.25%, 9/26/22	200,000	224,250
		1,127,644
Uruguay – 1.1%
Republic of Uruguay, PIK,
7.88%, 1/15/33	60,000	78,525
Republica Oriental del Uruguay,
5.10%, 6/18/50	25,000	23,438
		101,963
Venezuela – 3.5%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	43,650
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	380,000	146,300
Petroleos de Venezuela SA, Registered,
6.00%, 5/16/24	280,000	95,200
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	36,500
		321,650
TOTAL YANKEE DOLLARS
(COST $8,185,549)		8,191,837

Corporate Bonds – 1.0%

United States – 1.0%
Southern Copper Corp.,
5.25%, 11/08/2042	25,000	21,528
Southern Copper Corp.,
5.88%, 04/23/2045	75,000	68,724
		90,252
TOTAL CORPORATE BONDS
(COST $96,678)		90,252

Investment Companies – 7.5%

	Shares
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (b)	694,164	694,164
TOTAL INVESTMENT COMPANIES
(COST $694,164)		694,164
TOTAL INVESTMENT SECURITIES
(COST $8,976,391) – 96.6%		8,976,253
Other Assets (Liabilities) – 3.4%		311,665
NET ASSETS – 100%		$9,287,918
____________________

(a) Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b) The rate represents the annualized one-day yield that was in effect on April 30, 2016.
MTN — Medium Term Note
ULC — Unlimited Liability Co.
PIK — Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Sovereign Bonds	64.4
Oil, Gas & Consumable Fuels	13.3
Investment Companies	7.5
Banks	6.0
Electric Utilities	3.3
Diversified Financial Services	1.2
Metals & Mining	0.9
Total	96.6

26 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note June Future	Short	6/22/16	1	$130,063	$388
				$130,063	$388

Credit Default Swap Agreements - Buy Protection(a)

At April 30, 2016, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional	Fixed		Paid/	Appreciation/
		Expiration	April 30, 2016	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	240,000	1.00	25,898	29,086	(3,188)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	120,000	1.00	12,949	13,471	(522)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	120,000	1.00	12,949	13,094	(145)
Republic of	JPMorgan Chase
Panama	Bank N.A.	12/20/20	1.52	250,000	1.00	5,111	7,223	(2,112)
						56,907	62,874	(5,967)

Credit Default Swap Agreements - Sell Protection(a)

At April 30, 2016, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional	Fixed		Paid/	Appreciation/
		Expiration	April 30, 2016	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	($)	($)	($)
Federative
Republic of Brazil	Barclays Bank PLC	9/20/16	0.75	350,000	1.00	961	(7,424)	8,385
Federative
Republic of Brazil	Barclays Bank PLC	12/20/20	3.20	130,000	1.00	(11,658)	(19,639)	7,981
Republic of
Panama	Barclays Bank PLC	12/20/20	1.52	125,000	1.00	(2,555)	(4,644)	2,089
Republic of Peru	Credit Suisse	9/20/20	1.31	125,000	1.00	(1,556)	(2,370)	814
						(14,808)	(34,077)	19,269

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See notes to financial statements.	HSBC FAMILY OF FUNDS 27

HSBC EMERGING MARKETS DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	6/2/16	607,597	149,000	174,752	(25,752)
Brazilian Real	Standard Chartered Bank	6/2/16	620,240	160,000	178,388	(18,388)
Brazilian Real	UBS AG	6/2/16	151,094	39,000	43,456	(4,456)
Colombian Peso	Barclays Bank PLC	5/16/16	681,910,000	231,391	239,017	(7,626)
Indonesian Rupiah	Merrill Lynch	6/10/16	1,790,100,000	130,000	134,895	(4,895)
Korean Won	Standard Chartered Bank	5/20/16	271,944,650	228,141	238,729	(10,588)
Korean Won	Barclays Bank PLC	9/21/16	4,300,650	3,731	3,772	(41)
Mexican Peso	Standard Chartered Bank	7/7/16	3,336,531	190,000	192,697	(2,697)
Russian Ruble	Barclays Bank PLC	6/23/16	2,118,000	30,000	32,293	(2,293)
Russian Ruble	Standard Chartered Bank	6/23/16	2,187,980	31,000	33,361	(2,361)
Russian Ruble	UBS AG	6/23/16	3,883,550	55,000	59,213	(4,213)
Thai Baht	Standard Chartered Bank	7/15/16	4,312,260	120,414	123,289	(2,875)
Turkish Lira	Barclays Bank PLC	6/6/16	397,270	130,000	140,654	(10,654)
				1,497,677	1,594,516	(96,839)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	UBS AG	6/2/16	1,364,535	328,084	392,457	64,373
Colombian Peso	Barclays Bank PLC	5/16/16	119,652,000	39,000	41,939	2,939
Colombian Peso	Standard Chartered Bank	5/16/16	375,735,000	123,000	131,699	8,699
Colombian Peso	UBS AG	5/16/16	186,523,000	61,000	65,378	4,378
Colombian Peso	Barclays Bank PLC	10/19/16	681,910,000	225,948	233,103	7,155
Indonesian Rupiah	Barclays Bank PLC	6/10/16	1,811,385,000	125,156	136,499	11,343
Korean Won	Barclays Bank PLC	5/20/16	271,944,650	223,741	238,729	14,988
Mexican Peso	Barclays Bank PLC	7/7/16	960,000	55,136	55,444	308
Mexican Peso	Standard Chartered Bank	7/7/16	8,333,351	450,647	481,283	30,636
Russian Ruble	UBS AG	6/23/16	8,170,647	102,866	124,579	21,713
Turkish Lira	Barclays Bank PLC	6/6/16	396,287	128,265	140,307	12,042
				1,862,843	2,041,417	178,574

28 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Foreign Bonds – 65.0%

	Principal
	Amount †	Value ($)
Brazil – 3.2%
Letra Tesouro Nacional,
Series LTN, 13.25%, 1/1/17	300,000	79,997
Nota do Tesouro Nacional,
0.96%, 1/1/21	1,500,000	417,093
		497,090
Colombia – 6.2%
Titulos de Tesoreria Bond, Series B,
11.00%, 7/24/20	900,000,000	353,298
Titulos de Tesoreria Bond, Series B,
10.00%, 7/24/24	1,533,400,000	606,730
		960,028
Hungary – 0.2%
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	6,000,000	26,037
Indonesia – 12.6%
Indonesia Government, Series FR60,
6.25%, 4/15/17	4,240,000,000	320,106
Indonesia Government, Series FR69,
7.88%, 4/15/19	4,300,000,000	330,719
Indonesia Government, Series FR53,
8.25%, 7/15/21	500,000,000	39,226
Indonesia Government, Series FR70,
8.38%, 3/15/24	3,772,000,000	298,465
Indonesia Government, Series FR40,
11.00%, 9/15/25	2,000,000,000	184,069
Indonesia Government, Series FR56,
8.38%, 9/15/26	9,605,000,000	762,151
		1,934,736
Malaysia – 4.3%
Malaysian Government, Series 0315,
3.66%, 10/15/20	950,000	245,031
Malaysian Government, Series 0111,
4.16%, 7/15/21	1,100,000	288,802
Malaysian Government, Series 0115,
3.96%, 9/15/25	510,000	130,918
		664,751
Mexico – 3.8%
Mexican Bonos Desarrollo,
Series M10, 8.50%, 12/13/18 (a)	4,200,000	267,349
Mexican Bonos Desarrollo,
Series M, 5.75%, 3/5/26 (a)	5,600,000	323,122
		590,471
Peru – 3.2%
Republic of Peru, Registered,
7.84%, 8/12/20	1,179,000	393,908
Republic of Peru, Registered,
5.20%, 9/12/23	360,000	106,488
		500,396
Poland – 6.4%
Poland Government Bond,
Series 0719, 3.25%, 7/25/19	808,000	221,375
Poland Government Bond,
Series 1020, 5.25%, 10/25/20	250,000	74,541
Poland Government Bond,
Series 0421, 2.00%, 4/25/21	550,000	142,542
Poland Government Bond,
Series 0725, 3.25%, 7/25/25	650,000	174,951
Poland Government Bond,
Series 0726, 2.50%, 7/25/26	1,500,000	373,378
		986,787
Romania – 4.3%
Romania Government Bond,
6.75%, 6/11/17	200,000	54,402
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	650,000	176,231
Romania Government Bond,
Series 5Y, 3.25%, 3/22/21	600,000	156,916
Romania Government Bond,
Series 10YR, 5.95%, 6/11/21	420,000	123,475
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	530,000	146,492
		657,516
Russian Federation – 4.6%
Russia Government Bond,
Series 6203, 6.90%, 8/3/16 (a)	1,700,000	26,121
Russia Government Bond,
Series 6208, 7.50%, 2/27/19 (a)	28,000,000	416,171
Russia Government Bond,
Series 6215, 7.00%, 8/16/23 (a)	11,100,000	156,136
Russia Government Bond,
Series 6207, 8.15%, 2/3/27 (a)	8,000,000	119,154
		717,582
South Africa – 6.7%
Republic of South Africa,
Series R159, 13.50%, 9/15/16	30,000	2,151
Republic of South Africa,
Series R204, 8.00%, 12/21/18	2,600,000	181,928
Republic of South Africa,
Series R186, 10.50%, 12/21/26	6,800,000	527,204
Republic of South Africa,
Series R209, 6.25%, 3/31/36	6,647,000	330,874
		1,042,157
Thailand – 2.1%
Thailand Government Bond,
3.85%, 12/12/25	4,100,000	138,511
Thailand Government Bond,
4.88%, 6/22/29	4,900,000	184,815
		323,326

See notes to financial statements.	HSBC FAMILY OF FUNDS 29

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Foreign Bonds, continued

	Principal
	Amount †	Value ($)
Turkey – 7.4%
Turkey Government Bond,
8.20%, 11/16/16 (a)	100,000	35,593
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	361,223
Turkey Government Bond,
8.80%, 9/27/23 (a)	800,000	282,311
Turkey Government Bond,
8.00%, 3/12/25 (a)	700,000	234,314
Turkey Government Bond,
10.60%, 2/11/26 (a)	600,000	235,879
		1,149,320
TOTAL FOREIGN BONDS
(COST $10,787,195)		10,050,197

Yankee Dollar – 1.3%

China – 1.3%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,980
TOTAL YANKEE DOLLAR
(COST $199,995)		199,980

Investment Companies – 20.8%

	Shares
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (b)	3,224,486	3,224,486
TOTAL INVESTMENT COMPANIES
(COST $3,224,486)		3,224,486
TOTAL INVESTMENT SECURITIES
(COST $14,211,676) – 87.1%		13,474,663
Other Assets
(Liabilities) – 12.9%		1,993,391
NET ASSETS – 100%		$15,468,054
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Sovereign Bonds	65.0
Investment Companies	20.8
Oil, Gas & Consumable Fuels	1.3
Total	87.1

30 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Interest Rate Swap Agreements

At April 30, 2016, the Fund’s open interest rate swap agreements were as follows:

Pay/									Unrealized
Receive		Fixed			Notional		Notional		Appreciation/
Floating	Floating Rate	Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	1-Year BRL CDI	12.97	1/2/17	Barclays Bank PLC	6,174,842	BRL	1,795,691	(19,295)	(19,295)
	3-Month ZAR-
Pay	JIBAR-SAFEX	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	1,405,956	(39,876)	(39,876)
	3-Month MYR-			Standard
Pay	KLIBOR-BRM	3.24	5/3/18	Chartered Bank	1,500,000	MYR	384,320	(2,985)	(2,985)
	1-Month MXN-			JPMorgan
Pay	TIIEBanxico	5.35	5/7/19	Chase Bank N.A.	24,000,000	MXN	1,395,357	18,944	18,944
Pay	1-Year BRL CDI	15.95	1/4/21	Barclays Bank PLC	900,000	BRL	261,727	(21,683)	(21,683)
Pay	1-Year BRL CDI	15.97	1/4/21	Credit Suisse	1,000,000	BRL	290,808	(24,215)	(24,215)
	1-Month MXN-
Pay	TIIEBanxico	5.24	4/14/21	Standard Chartered Bank	7,100,000	MXN	412,793	(1,001)	(1,001)
								(90,111)	(90,111)

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	6/2/16	1,058,644	274,000	304,478	(30,478)
Brazilian Real	Standard Chartered Bank	6/2/16	786,930	203,000	226,330	(23,330)
Brazilian Real	UBS AG	6/2/16	189,836	49,000	54,599	(5,599)
Colombian Peso	Barclays Bank PLC	5/16/16	2,438,259,864	773,490	854,634	(81,144)
Colombian Peso	UBS AG	5/16/16	351,890,000	110,000	123,341	(13,341)
Hungarian Forint	Credit Suisse	6/13/16	36,145,200	130,000	132,724	(2,724)
Indonesian Rupiah	Barclays Bank PLC	6/10/16	1,257,800,000	95,000	94,783	217
Indonesian Rupiah	Barclays Bank PLC	6/10/16	11,097,878,417	761,425	836,292	(74,867)
Indonesian Rupiah	JPMorgan Chase Bank N.A.	6/10/16	1,584,915,000	120,000	119,433	567
Indonesian Rupiah	Merrill Lynch	6/10/16	2,160,975,051	156,706	162,842	(6,136)
Israeli Shekel	Goldman Sachs	5/20/16	19,328	5,000	5,179	(179)
Israeli Shekel	Standard Chartered Bank	5/20/16	1,979,484	504,816	530,426	(25,610)
Korean Won	Standard Chartered Bank	5/20/16	154,832,600	136,000	135,921	79
Korean Won	Standard Chartered Bank	5/20/16	536,055,684	454,062	470,582	(16,520)
Korean Won	UBS AG	5/20/16	69,588,800	61,000	61,089	(89)
Korean Won	Barclays Bank PLC	9/21/16	348,755,784	302,587	305,910	(3,323)
Malaysian Ringgit	Barclays Bank PLC	5/13/16	3,950,216	1,001,281	1,010,987	(9,706)
Malaysian Ringgit	Standard Chartered Bank	5/13/16	149,608	35,000	38,289	(3,289)
Malaysian Ringgit	UBS AG	10/13/16	431,200	110,000	109,279	721
Mexican Peso	Barclays Bank PLC	7/7/16	11,387,944	647,404	657,697	(10,293)
Mexican Peso	Credit Suisse	7/7/16	324,090	18,000	18,717	(717)
Mexican Peso	Goldman Sachs	7/7/16	2,300,000	127,281	132,834	(5,553)
Mexican Peso	Standard Chartered Bank	7/7/16	287,824	16,000	16,623	(623)
Peruvian Nuevo	Barclays Bank PLC	6/21/16	887,889	250,145	268,920	(18,775)
Philippine Peso	UBS AG	5/18/16	7,571,844	157,125	161,355	(4,230)
Philippine Peso	UBS AG	8/17/16	7,571,844	160,956	160,597	359
Polish Zloty	Goldman Sachs	5/25/16	545,000	146,724	142,852	3,872
Polish Zloty	Standard Chartered Bank	5/25/16	2,440,942	606,325	639,802	(33,477)
Polish Zloty	UBS AG	5/25/16	300,000	77,163	78,634	(1,471)

See notes to financial statements.	HSBC FAMILY OF FUNDS 31

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Romanian Leu	Barclays Bank PLC	7/19/16	1,439,756	359,282	368,598	(9,316)
Romanian Leu	Goldman Sachs	7/19/16	620,000	158,095	158,729	(634)
Romanian Leu	UBS AG	7/19/16	277,927	70,000	71,153	(1,153)
Russian Ruble	Barclays Bank PLC	6/23/16	12,371,233	172,000	188,626	(16,626)
Russian Ruble	Standard Chartered Bank	6/23/16	2,893,780	41,000	44,122	(3,122)
Russian Ruble	UBS AG	6/23/16	5,225,140	74,000	79,668	(5,668)
Singapore Dollar	Standard Chartered Bank	5/27/16	325,788	226,022	242,145	(16,123)
South African Rand	UBS AG	5/5/16	4,600,000	307,857	323,017	(15,160)
South African Rand	Barclays Bank PLC	8/15/16	4,600,000	310,724	316,446	(5,722)
Taiwanese Dollar	UBS AG	5/20/16	4,302,795	133,049	133,460	(411)
Taiwanese Dollar	Standard Chartered Bank	6/3/16	12,018,547	357,748	372,835	(15,087)
Turkish Lira	Barclays Bank PLC	6/6/16	287,096	95,000	101,647	(6,647)
Turkish Lira	Credit Suisse	6/6/16	58,245	19,000	20,622	(1,622)
Turkish Lira	Credit Suisse	6/6/16	698,117	231,000	247,170	(16,170)
Turkish Lira	Goldman Sachs	6/6/16	350,000	121,611	123,918	(2,307)
Turkish Lira	Standard Chartered Bank	6/6/16	116,554	38,000	41,266	(3,266)
				10,203,878	10,688,571	(484,693)

32 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS LOCAL DEBT FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

						Net
			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	6/2/16	108,531	30,000	31,215	1,215
Brazilian Real	Credit Suisse	6/2/16	889,100	239,070	255,716	16,646
Brazilian Real	JPMorgan Chase Bank N.A.	6/2/16	3,416,437	970,000	982,607	12,607
Brazilian Real	UBS AG	6/2/16	1,694,391	407,394	487,327	79,933
Chilean Peso	UBS AG	7/11/16	7,257,172	10,360	10,915	555
Colombian Peso	Barclays Bank PLC	5/16/16	162,604,000	53,000	56,994	3,994
Colombian Peso	Credit Suisse	5/16/16	456,436,240	152,000	159,985	7,985
Colombian Peso	Standard Chartered Bank	5/16/16	2,020,777,624	642,627	708,303	65,676
Colombian Peso	UBS AG	5/16/16	150,332,000	49,000	52,693	3,693
Colombian Peso	Barclays Bank PLC	10/19/16	1,395,375,864	462,351	476,994	14,643
Hungarian Forint	Barclays Bank PLC	6/13/16	160,010,086	559,642	587,550	27,908
Hungarian Forint	Standard Chartered Bank	6/13/16	21,400,000	77,533	78,580	1,047
Hungarian Forint	Standard Chartered Bank	6/23/16	21,407,000	77,878	78,599	721
Indonesian Rupiah	Barclays Bank PLC	6/10/16	1,319,430,000	100,000	99,427	(573)
Indonesian Rupiah	Barclays Bank PLC	6/10/16	6,602,395,500	465,000	497,530	32,530
Israeli Shekel	Standard Chartered Bank	5/20/16	924,581	245,000	247,753	2,753
Korean Won	Barclays Bank PLC	5/20/16	674,602,584	573,345	592,207	18,862
Korean Won	UBS AG	5/20/16	85,874,500	71,000	75,386	4,386
Malaysian Ringgit	Barclays Bank PLC	5/13/16	463,860	120,000	118,717	(1,283)
Malaysian Ringgit	Standard Chartered Bank	5/13/16	3,635,963	831,267	930,560	99,293
Malaysian Ringgit	Barclays Bank PLC	10/13/16	3,618,801	920,416	917,109	(3,307)
Mexican Peso	Goldman Sachs	7/7/16	1,742,936	100,000	100,661	661
Mexican Peso	Standard Chartered Bank	7/7/16	32,741,117	1,798,494	1,890,922	92,428
Mexican Peso	UBS AG	7/7/16	1,446,005	80,000	83,512	3,512
Philippine Peso	UBS AG	5/18/16	7,571,844	161,861	161,355	(506)
Polish Zloty	Barclays Bank PLC	5/25/16	186,487	50,000	48,881	(1,119)
Polish Zloty	Goldman Sachs	5/25/16	3,640,000	880,887	954,091	73,204
Polish Zloty	Standard Chartered Bank	5/25/16	1,152,000	304,471	301,954	(2,517)
Polish Zloty	UBS AG	5/25/16	307,312	80,000	80,550	550
Romanian Leu	Barclays Bank PLC	7/19/16	293,727	75,000	75,198	198
Romanian Leu	Goldman Sachs	7/19/16	1,238,000	314,326	316,945	2,619
Russian Ruble	Barclays Bank PLC	6/23/16	1,818,000	27,767	27,719	(48)
Russian Ruble	Barclays Bank PLC	6/23/16	10,274,250	133,000	156,653	23,653
Russian Ruble	Standard Chartered Bank	6/23/16	4,105,200	60,000	62,593	2,593
Russian Ruble	UBS AG	6/23/16	12,201,284	153,611	186,035	32,424
South African Rand	Barclays Bank PLC	5/5/16	4,600,000	317,158	323,017	5,859
South African Rand	Barclays Bank PLC	7/18/16	8,898,578	572,679	615,585	42,906
South African Rand	Goldman Sachs	8/15/16	2,100,000	144,235	144,464	229
Taiwanese Dollar	Barclays Bank PLC	5/20/16	4,302,795	129,000	133,460	4,460
Taiwanese Dollar	UBS AG	9/21/16	4,302,795	133,049	133,723	674
Thai Baht	Standard Chartered Bank	7/15/16	35,030,539	980,603	1,001,535	20,932
Turkish Lira	Barclays Bank PLC	6/6/16	2,442,656	806,346	864,829	58,483
Turkish Lira	Goldman Sachs	6/6/16	215,177	75,000	76,184	1,184
Turkish Lira	Standard Chartered Bank	6/6/16	415,344	146,000	147,054	1,054
Turkish Lira	UBS AG	6/6/16	250,000	84,279	88,513	4,234
				14,664,649	15,421,600	756,951

See notes to financial statements.	HSBC FAMILY OF FUNDS 33

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Common Stocks – 89.4%

	Shares	Value ($)
Argentina – 8.6%
Banco Macro SA, ADR	35,277	2,209,399
GrupoFinanciero Galicia SA, ADR	89,563	2,549,859
YPF Sociedad Anonima, ADR	21,243	428,046
		5,187,304
Australia – 0.7%
Donaco International Ltd (a)	1,205,730	411,173
Cambodia – 1.6%
NagaCorp Ltd.	1,348,000	962,136
Colombia – 5.2%
Banco Davivienda SA	197,516	1,862,697
Cemex Latam Holdings SA (a)	277,361	1,272,759
		3,135,456
Croatia – 2.2%
Hrvatski Telekom dd	21,745	477,523
Ledo dd	557	845,822
		1,323,345
Egypt – 4.6%
Centamin plc	1,093,509	1,933,427
Commercial International Bank,
Registered, GDR	230,642	861,383
		2,794,810
Georgia – 4.4%
Bank of Georgia Holdings plc	58,293	1,953,016
TBC Bank JSC, Registered, GDR	67,373	707,417
		2,660,433
Kazakhstan – 1.0%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	176,129	634,064
Kenya – 1.9%
Safaricom Ltd.	6,950,700	1,177,045
Kuwait – 7.7%
Kuwait Projects Co. (Holding) KSC	875,926	1,595,578
Mabanee Co. SAKC	370,141	1,055,347
Mobile Telecommunications Co.	500,000	578,861
National Bank of Kuwait SAK	644,546	1,419,086
		4,648,872
Morocco – 3.0%
Attijariwafa Bank	48,392	1,809,633
Nigeria – 4.9%
Dangote Cement plc	1,518,266	1,247,911
Diamond Bank plc	39,425,181	272,294
Guaranty Trust Bank plc	5,002,588	419,121
Nestle Foods Nigeria plc	77,784	240,642
Nigerian Breweries plc	696,476	406,009
Zenith Bank plc	6,091,707	387,565
		2,973,542
Oman – 3.3%
Bank Muscat SAOG	1,104,169	1,168,044
Ooredoo	415,140	816,681
		1,984,725
Pakistan – 13.8%
D.G. Khan Cement Co. Ltd.	739,000	1,230,469
Engro Corp. Ltd.	629,397	1,877,230
Engro Fertilizers Ltd.	462,830	309,078
Lucky Cement Ltd.	137,700	723,124
MCB Bank Ltd.	352,069	710,893
Nishat Mills Ltd.	1,184,300	1,208,563
The Hub Power Co. Ltd.	1,052,692	1,090,001
United Bank Ltd.	812,400	1,270,622
		8,419,980
Peru – 3.9%
Credicorp Ltd.	16,300	2,370,346
Philippines – 6.7%
Energy Development Corp.	8,945,500	1,123,791
First Gen Corp.	2,834,742	1,225,263
Robinsons Land Corp.	1,734,000	1,000,957
Vista Land & Lifescapes, Inc.	7,291,200	745,138
		4,095,149
Qatar – 3.8%
Industries Qatar QSC	100	2,876
Qatar Electricity & Water Co.	18,334	1,044,034
Qatar National Bank	31,605	1,239,903
		2,286,813
Romania – 4.0%
BRD-Groupe Societe Generale	138,128	326,418
Electrica SA	264,825	826,736
SIF 5 Oltenia Craiova	3,357,421	1,270,905
		2,424,059
Sri Lanka – 2.2%
John Keells Holdings plc	1,237,237	1,314,467
United Arab Emirates – 5.9%
DP World Ltd.	60,719	1,132,832
Emaar Properties PJSC	517,500	947,189
Emirates NBD PJSC	188,448	422,424
Gulf Marine Services plc	425,421	304,925
NMC Health plc	51,665	790,248
		3,597,618
TOTAL COMMON STOCKS
(COST $59,734,529)		54,210,970

34 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FRONTIER MARKETS FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Convertible Corporate Bonds – 0.3%
	Principal
	Amount ($)	Value ($)
Oman – 0.3%
Bank Muscat SAOG,
0.35%, 3/19/2018	383,981	92,850
Bank Muscat SAOG,
0.45%, 3/20/2017	270,600	72,470
Renaissance Services SAOG,
0.38%, 7/25/2017 (b)(c)	95,205	35,894
		201,214
TOTAL CONVERTIBLE CORPORATE
BONDS (COST $436,006)		201,214

Participatory Notes – 8.9%

	Shares
Saudi Arabia – 1.1%
Al Tayyar Travel Group Holding Co.,
5/24/2018 (Merrill Lynch
International & Co.) (a)	57,761	662,076
United Arab Emirates – 3.1%
Aramex PJSC, 3/14/2019 (Merrill
Lynch International & Co.) (a)	2,018,362	1,868,650
Vietnam – 4.7%
PetroVietnam Drilling & Well
Services JSC, 9/06/2016
(JPMorgan Chase) (a)	396,959	435,434
Vietnam Dairy Products JSC
1/17/2017 (Citigroup Global
Markets Holding, Inc.)	200,895	1,255,369
Vietnam Dairy Products JSC,
2/22/2018 (JPMorgan Chase)	192,784	1,204,683
		2,895,486
TOTAL PARTICIPATORY NOTES
(COST $6,195,960)		5,426,212
TOTAL INVESTMENT SECURITIES
(COST $66,366,495) – 98.6%		59,838,396
Other Assets (Liabilities) – 1.4%		831,686
NET ASSETS – 100%		$60,670,082
____________________

(a)	Represents non-income producing security.
(b)	Illiquid security, representing 0.1% of net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of April 30, 2016. The total of all such securities represents 0.1% of net assets of the fund.
ADR — American Depositary Receipt
GDR — Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	37.4
Construction Materials	7.3
Real Estate Management &
Development	6.2
Food Products	5.8
Independent Power and Renewable
Electricity Producers	5.7
Wireless Telecommunication Services	4.2
Chemicals	3.6
Hotels, Restaurants & Leisure	3.4
Metals & Mining	3.2
Air Freight & Logistics	3.1
Diversified Financial Services	2.6
Industrial Conglomerates	2.2
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	2.0
Transportation Infrastructure	1.9
Multi-Utilities	1.7
Electric Utilities	1.4
Health Care Providers & Services	1.3
Energy Equipment & Services	1.3
Diversified Telecommunication
Services	0.8
Beverages	0.7
Oil, Gas & Consumable Fuels	0.7
Total	98.6

See notes to financial statements.	HSBC FAMILY OF FUNDS 35

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Foreign Bonds – 0.1%

	Principal
	Amount †	Value ($)
Mexico – 0.1%
Mexican Bonos Desarrollo,
Series M, 6.50%, 6/10/21 (a)	1,000,000	61,311
Mexican Bonos Desarrollo,
Series M30, 10.00%, 11/20/36 (a)	711,800	58,274
		119,585
TOTAL FOREIGN BONDS
(COST $149,141)		119,585

Yankee Dollars – 47.0%

	Principal
	Amount ($)
Barbados – 0.8%
Columbus International, Inc.,
7.38%, 3/30/21,
Callable 3/30/18 @ 104 (b)	1,100,000	1,168,420
Brazil – 10.8%
Caixa Economica Federal, Registered,
2.38%, 11/6/17	3,750,000	3,628,125
Caixa Economica Federal, Registered,
4.50%, 10/3/18	700,000	686,070
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	780,000	772,200
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	1,300,000	1,173,250
Odebrecht Finance Ltd., Registered,
5.25%, 6/27/29	1,395,000	498,713
Petrobras Brasileiro SA,
6.85%, 6/5/15	1,465,000	1,084,100
Petrobras Global Finance BV,
3.25%, 3/17/17	4,000,000	3,941,999
Petrobras Global Finance BV,
6.25%, 3/17/24	3,935,000	3,433,288
Petrobras International Finance Co.,
7.88%, 3/15/19	800,000	797,000
		16,014,745
Chile – 1.7%
CorpBanca SA, 3.13%, 1/15/18	1,975,000	1,996,686
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	492,195
		2,488,881
China – 1.2%
Sinopec Group Overseas 2014,
1.75%, 4/10/17	1,800,000	1,802,340
Colombia – 4.3%
Banco de Bogota SA, Registered,
5.00%, 1/15/17	600,000	609,000
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	380,000	367,175
Republic of Colombia,
7.38%, 1/27/17	3,000,000	3,131,250
Republic of Colombia,
5.63%, 2/26/44,
Callable 8/26/43 @ 100 (b)	2,245,000	2,289,900
		6,397,325
Costa Rica – 0.9%
Costa Rica Government
International Bond,
Registered, 4.25%, 1/26/23	1,500,000	1,387,500
Hungary – 1.3%
Hungary, 4.13%, 2/19/18	1,850,000	1,917,014
Indonesia – 2.6%
Republic of Indonesia,
4.75%, 1/8/26	729,000	774,669
Republic of Indonesia, Registered,
3.75%, 4/25/22	727,000	744,831
Republic of Indonesia, Registered,
5.38%, 10/17/23	1,740,000	1,931,043
Republic of Indonesia, Registered,
5.25%, 1/17/42	425,000	435,300
		3,885,843
Israel – 2.5%
Delek & Avner (Tamar Bond) Ltd.,
2.80%, 12/30/16	1,000,000	1,000,000
Israel Electric Corp. Ltd., Registered,
5.63%, 6/21/18	2,500,000	2,657,675
		3,657,675
Mexico – 4.2%
Petroleos Mexicanos,
3.50%, 7/18/18	4,500,000	4,540,500
Petroleos Mexicanos,
4.88%, 1/18/24	250,000	249,063
United Mexican States,
4.75%, 3/8/44	1,418,000	1,432,180
		6,221,743
Namibia – 0.8%
Namibia International Bond,
Registered, 5.50%, 11/3/21	1,090,000	1,145,743
Netherlands – 0.6%
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103 (b)	900,000	891,000
Panama – 0.3%
Republic of Panama,
6.70%, 1/26/36	360,000	460,800
Peru – 1.4%
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	1,200,000	1,200,524
Republic of Peru, 6.55%, 3/14/37	660,000	846,450
		2,046,974
Republic of Serbia – 3.0%
Republic of Serbia,
5.25%, 11/21/17 (c)	1,753,000	1,812,164
Republic of Serbia, Registered,
5.25%, 11/21/17	2,501,000	2,585,409
		4,397,573

36 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Russian Federation – 0.9%
Gazprom OAO Via Gaz Capital SA,
Registered, 8.15%, 4/11/18	370,000	403,270
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	260,000	262,487
Russian Federation, Registered,
11.00%, 7/24/18	577,000	677,196
		1,342,953
South Africa – 3.0%
Republic of South Africa,
6.88%, 5/27/19	4,000,000	4,406,728
Turkey – 6.7%
Republic of Turkey,
7.00%, 9/26/16	3,000,000	3,069,540
Republic of Turkey,
7.50%, 7/14/17	2,860,000	3,049,103
Republic of Turkey,
6.75%, 4/3/18	3,300,000	3,557,274
		9,675,917
TOTAL YANKEE DOLLARS
(COST $69,981,835)		69,309,174

Corporate Bonds – 1.3%

United States – 1.3%
Southern Copper Corp.,
5.88%, 04/23/2045	1,054,000	965,806
Southern Copper Corp.,
6.75%, 04/16/2040	900,000	894,788
		1,860,594
TOTAL CORPORATE BONDS
(COST $1,567,500)		1,860,594

Investment Companies – 62.2%

	Shares
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (d)	91,718,562	91,718,562
TOTAL INVESTMENT COMPANIES
(COST $91,718,562)		91,718,562
TOTAL INVESTMENT SECURITIES
(COST $162,417,038) – 110.6%		163,007,915
Other Assets
(Liabilities) – (10.6)%		(15,571,203)
NET ASSETS – 100%		$147,436,712
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
MTN — Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Investment Companies	62.2
Sovereign Bonds	24.3
Oil, Gas & Consumable Fuels	11.0
Banks	5.8
Electric Utilities	3.1
Metals & Mining	1.3
Diversified Telecommunication Services	0.8
Energy Equipment & Services	0.7
Food Products	0.6
Diversified Financial Services	0.5
Industrial Conglomerates	0.3
Total	110.6

See notes to financial statements.	HSBC FAMILY OF FUNDS 37

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Interest Rate Swap Agreements

At April 30, 2016, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
				Standard
Pay	3-Month LIBOR BBA	1.96	5/17/22	Chartered Bank	1,200,000	USD	1,200,000	(50,939)	(50,939)
				Barclays
Pay	3-Month LIBOR BBA	1.77	8/10/22	Bank PLC	13,000,000	USD	13,000,000	(329,505)	(329,505)
	1-Month MXN-			Barclays
Pay	TIIE-Banxico	4.07	12/26/25	Bank PLC	134,100,000	MXN	7,796,557	(127,634)	(127,634)
	1-Month MXN-			Barclays
Pay	TIIE-Banxico	4.07	12/29/25	Bank PLC	38,000,000	MXN	2,209,315	(43,315)	(43,315)
	1-Month MXN-			Standard
Pay	TIIE-Banxico	6.15	4/14/26	Chartered Bank	155,000,000	MXN	9,011,680	41,450	41,450
								(509,943)	(509,943)

Credit Default Swap Agreements - Buy Protection(a)

At April 30, 2016, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional	Fixed		Paid/	Appreciation/
		Expiration	April 30,	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	(%)	($)	($)	($)
CDX Emerging
Markets Index	Barclays Bank PLC	6/20/20	2.90	23,030,000	1.00	1,585,508	2,268,455	(682,947)
Emirate of Abu Dhabi
United Arab Emirates	Barclays Bank PLC	6/20/18	0.34	4,400,000	1.00	(66,537)	(72,021)	5,484
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	1,093,000	1.00	117,944	120,871	(2,927)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	4,200,000	1.00	453,216	471,263	(18,047)
Federative
Republic of Brazil	Barclays Bank PLC	6/20/21	3.39	4,300,000	1.00	464,007	482,519	(18,512)
	JPMorgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.20	100,000	1.00	(1,295)	1,211	(2,506)
Republic of Korea	Barclays Bank PLC	12/20/18	0.30	5,500,000	1.00	(106,457)	(97,533)	(8,924)
Republic of Korea	Barclays Bank PLC	12/20/18	0.30	5,500,000	1.00	(106,457)	(97,481)	(8,976)
State of Qatar	Barclays Bank PLC	9/20/17	0.37	6,250,000	1.00	(61,371)	74,259	(135,630)
						2,278,558	3,151,543	(872,985)

38 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At April 30, 2016, the Fund’s open credit default swap agreements were as follows:

							Upfront
			Implied Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	April 30, 2016	Amount	Fixed	Value	(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	($)	($)	($)
Federative Republic
of Brazil	Credit Suisse	6/20/18	1.52	4,500,000	1.00	(47,925)	(96,534)	48,609
Federative Republic	JPMorgan Chase
of Brazil	Bank N.A.	6/20/18	1.52	2,500,000	1.00	(26,625)	(46,715)	20,090
Federative Republic
of Brazil	Barclays Bank PLC	6/20/18	1.52	2,500,000	1.00	(26,695)	(39,915)	13,220
People’s Republic
of China	Credit Suisse	6/20/18	0.60	6,000,000	1.00	61,722	37,634	24,088
	JPMorgan Chase
Republic of Peru	Bank N.A.	6/20/17	0.39	100,000	1.00	759	(3,224)	3,983
Republic of	JPMorgan Chase
South Africa	Bank N.A.	12/20/17	1.06	3,500,000	1.00	1,215	(99,897)	101,112
Republic of
South Africa	Barclays Bank PLC	12/20/17	1.06	3,500,000	1.00	1,216	(88,148)	89,364
Republic of	JPMorgan Chase
South Africa	Bank N.A.	9/20/18	1.50	13,000,000	1.00	(162,282)	(716,665)	554,383
Republic of Turkey	Barclays Bank PLC	6/20/19	1.69	10,500,000	1.00	(185,616)	(724,262)	538,646
						(384,231)	(1,777,726)	1,393,495

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See notes to financial statements.	HSBC FAMILY OF FUNDS 39

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	6/2/16	9,608,567	2,482,000	2,763,535	(281,535)
Brazilian Real	Standard Chartered Bank	6/2/16	85,862,004	22,292,000	24,694,908	(2,402,908)
Brazilian Real	UBS AG	6/2/16	39,183,320	9,589,000	11,269,577	(1,680,577)
Colombian Peso	Barclays Bank PLC	5/16/16	104,412,996,060	35,430,267	36,597,799	(1,167,532)
Colombian Peso	Barclays Bank PLC	10/19/16	26,875,629,150	8,935,000	9,187,138	(252,138)
Colombian Peso	Standard Chartered Bank	10/19/16	50,168,216,720	16,652,000	17,149,453	(497,453)
European Euro	Standard Chartered Bank	7/15/16	7,796,000	8,781,582	8,947,045	(165,463)
Hungarian Forint	Credit Suisse	6/13/16	2,499,023,520	8,988,000	9,176,314	(188,314)
Hungarian Forint	Standard Chartered Bank	6/13/16	934,532,500	3,400,000	3,431,566	(31,566)
Indonesian Rupiah	Barclays Bank PLC	6/10/16	2,621,497,500	181,130	197,545	(16,415)
Israeli Shekel	Standard Chartered Bank	5/20/16	83,464,065	21,285,337	22,365,193	(1,079,856)
Korean Won	Standard Chartered Bank	5/20/16	8,812,934,975	7,741,000	7,736,523	4,477
Korean Won	Standard Chartered Bank	5/20/16	60,737,784,570	51,198,807	53,319,272	(2,120,465)
Korean Won	UBS AG	5/20/16	3,959,716,800	3,471,000	3,476,077	(5,077)
Korean Won	Barclays Bank PLC	9/21/16	16,005,160,845	13,886,377	14,038,879	(152,502)
Malaysian Ringgit	Standard Chartered Bank	5/13/16	37,087,200	9,000,000	9,491,811	(491,811)
Mexican Peso	Barclays Bank PLC	7/7/16	217,370,900	12,232,000	12,553,987	(321,987)
Mexican Peso	Credit Suisse	7/7/16	249,953,872	14,321,000	14,435,776	(114,776)
Mexican Peso	Goldman Sachs	7/7/16	79,368,160	4,500,000	4,583,810	(83,810)
Mexican Peso	Standard Chartered Bank	7/7/16	1,790,581,146	102,500,376	103,412,795	(912,419)
Russian Ruble	Barclays Bank PLC	6/23/16	1,447,963,489	20,290,000	22,077,292	(1,787,292)
Russian Ruble	Standard Chartered Bank	6/23/16	120,550,640	1,708,000	1,838,052	(130,052)
Russian Ruble	UBS AG	6/23/16	217,690,630	3,083,000	3,319,158	(236,158)
South African Rand	Barclays Bank PLC	7/18/16	35,806,683	2,304,385	2,477,033	(172,648)
Thai Baht	Standard Chartered Bank	7/15/16	570,822,282	15,939,414	16,320,012	(380,598)
Turkish Lira	Barclays Bank PLC	6/6/16	32,777,614	10,968,000	11,604,999	(636,999)
Turkish Lira	Credit Suisse	6/6/16	33,974,254	11,212,000	12,028,673	(816,673)
Turkish Lira	Goldman Sachs	6/6/16	8,444,411	2,950,000	2,989,766	(39,766)
Turkish Lira	Standard Chartered Bank	6/6/16	61,474,463	20,264,000	21,765,193	(1,501,193)
Turkish Lira	UBS AG	6/6/16	15,715,494	5,225,000	5,564,111	(339,111)
				450,810,675	468,813,292	(18,002,617)

40 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC TOTAL RETURN FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	6/2/16	7,182,740	2,000,000	2,065,839	65,839
Brazilian Real	Credit Suisse	6/2/16	50,745,269	12,381,425	14,594,928	2,213,503
Brazilian Real	Credit Suisse	6/2/16	79,096,986	21,780,475	22,749,210	968,735
Colombian Peso	Barclays Bank PLC	5/16/16	8,875,724,000	2,893,000	3,111,030	218,030
Colombian Peso	Credit Suisse	5/16/16	25,938,791,060	8,638,000	9,091,806	453,806
Colombian Peso	Standard Chartered Bank	5/16/16	55,304,406,000	18,165,000	19,384,747	1,219,747
Colombian Peso	UBS AG	5/16/16	14,294,075,000	4,675,000	5,010,216	335,216
Colombian Peso	Barclays Bank PLC	10/19/16	104,412,996,060	34,596,752	35,692,434	1,095,682
European Euro	Goldman Sachs	7/15/16	7,753,327	8,843,000	8,898,071	55,071
Hungarian Forint	Barclays Bank PLC	6/13/16	1,320,900,220	4,747,000	4,850,293	103,293
Hungarian Forint	Credit Suisse	6/13/16	440,602,820	1,582,000	1,617,876	35,876
Hungarian Forint	Standard Chartered Bank	6/13/16	659,860,110	2,373,000	2,422,980	49,980
Israeli Shekel	Standard Chartered Bank	5/20/16	82,939,582	21,590,000	22,224,652	634,652
Korean Won	Barclays Bank PLC	5/20/16	46,865,272,645	39,791,163	41,141,148	1,349,985
Korean Won	Standard Chartered Bank	5/20/16	17,744,453,200	14,430,000	15,577,146	1,147,146
Korean Won	UBS AG	5/20/16	8,900,710,500	7,359,000	7,813,578	454,578
Korean Won	Barclays Bank PLC	9/21/16	2,360,083,000	2,050,000	2,070,140	20,140
Malaysian Ringgit	Barclays Bank PLC	5/13/16	290,440	75,166	74,333	(833)
Malaysian Ringgit	Standard Chartered Bank	5/13/16	36,796,760	9,100,000	9,417,478	317,478
Mexican Peso	Goldman Sachs	5/27/16	160,000,000	9,055,305	9,277,435	222,130
Mexican Peso	Standard Chartered Bank	7/7/16	2,327,930,063	125,888,495	134,446,715	8,558,220
Russian Ruble	Barclays Bank PLC	6/23/16	385,105,760	4,803,225	5,871,759	1,068,534
Russian Ruble	UBS AG	6/23/16	1,397,476,121	17,593,807	21,307,504	3,713,697
South African Rand	Goldman Sachs	8/15/16	37,000,000	2,532,855	2,545,323	12,468
Thai Baht	Standard Chartered Bank	7/15/16	570,028,988	16,330,000	16,297,331	(32,669)
Turkish Lira	Barclays Bank PLC	6/6/16	128,859,987	41,707,660	45,623,213	3,915,553
Turkish Lira	Standard Chartered Bank	6/6/16	40,374,373	14,092,000	14,294,652	202,652
Turkish Lira	UBS AG	6/6/16	8,213,434	2,833,000	2,907,988	74,988
				451,906,328	480,379,825	28,473,497

See notes to financial statements.	HSBC FAMILY OF FUNDS	41

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Common Stocks – 88.3%

	Shares	Value ($)
China – 18.4%
Aupu Group Holding Co. Ltd.	588,000	158,796
Beijing Capital Land Ltd., H Shares	292,000	115,124
Best Pacific International Holdings
Ltd., Class H	238,000	141,143
China Longyuan Power Group Corp.
Ltd., Class H	205,000	141,833
China Maple Leaf Educational
Systems Ltd.	164,874	130,507
Citic Telecom International
Holdings Ltd.	252,000	104,623
Jiashili Group Ltd. (a)	352,000	165,830
Man Wah Holdings Ltd.	150,800	175,866
Pou Sheng International
Holdings Ltd. (b)	435,000	116,210
Sinotruk Hong Kong Ltd.	287,500	144,769
Texhong Textile Group Ltd.	147,000	143,793
Xtep International Holdings Ltd.	124,000	73,144
Zhongsheng Group Holdings Ltd.	456,500	233,812
		1,845,450
Hong Kong – 21.7%
AIA Group Ltd.	26,600	159,195
China High Speed Transmission
Equipment Group Co. Ltd. (b)	144,000	111,601
China National Materials Co.
Ltd., Class H	222,000	58,622
China Overseas Property Holdings
Ltd. (b)	710,000	99,213
Chu Kong Shipping Enterprises
Group Co. Ltd.	334,000	82,821
COSCO International
Holdings Ltd.	180,000	96,746
COSCO Pacific Ltd.	152,000	161,645
Dream International Ltd. (a)	744,000	156,345
EGL Holdings Co. Ltd.	152,000	43,634
Far East Consortium
International Ltd.	311,000	103,626
Guangzhou R&F Properties Co. Ltd.,
Class H	108,400	151,170
Haitong International Securities
Group Ltd.	152,000	87,483
Kingmaker Footwear Holdings Ltd.	660,000	184,232
MMG Ltd. (b)	424,000	95,411
Nexteer Automotive Group Ltd.	146,000	153,703
Samson Holding Ltd.	390,000	44,699
Valuetronics Holdings Ltd.	382,000	133,113
Xinyi Glass Holdings Ltd.	344,000	234,330
		2,157,589
Indonesia – 3.5%
PT AdhiKarya Persero Tbk	508,900	102,786
PT Arwana Citramulia Tbk	1,501,400	68,133
PT Kino Indonesia TbK (b)	286,000	105,846
PT Tiphone Mobile
Indonesia Tbk	1,441,200	74,740
		351,505
Korea, Republic Of – 17.6%
BNK Financial Group, Inc.	12,232	99,502
Dongbu Insurance Co. Ltd.	4,004	245,472
InBody Co. Ltd.	2,376	92,800
ISC Co. Ltd.	8	175
KIWOOM Securities Co. Ltd.	1,649	97,721
Kolon Industries, Inc.	3,267	200,195
Mando Corp.	627	103,453
Medy-Tox, Inc.	351	129,775
Modetour Network, Inc.	4,418	112,346
Nongshim Co. Ltd.	222	72,714
Nutribiotech Co. Ltd. (b)	1,078	60,990
PS Tec Co. Ltd.	25,364	145,985
SK Innovation Co. Ltd.	606	81,859
TES Co. Ltd.	6,524	77,673
Vieworks Co. Ltd.	3,382	149,087
Yuhan Corp.	376	96,056
		1,765,803
Malaysia – 3.4%
Genting Berhad	52,800	119,469
Scientex Berhad	34,400	110,120
Vivocom International Holdings
Berhad (b)	1,337,300	111,241
		340,830
Philippines – 3.7%
Cebu Air, Inc.	39,960	75,823
Cosco Capital, Inc.	764,600	129,439
EEI Corp.	400,200	61,850
First Philippine Holdings Corp.	71,840	102,128
		369,240
Singapore – 2.3%
Hutchison Port Holdings Ltd.	137,700	61,129
Innovalues Ltd.	231,400	172,766
		233,895
Taiwan, Province Of China – 15.5%
Chin-Poon Industrial Co. Ltd.	59,000	119,258
Cleanaway Co. Ltd.	26,000	140,714
E.Sun Financial Holding Co. Ltd.	187,038	103,543
Gigasolar Materials Corp. (b)	3,000	49,812
Global Lighting
Technologies, Inc.	46,000	82,384
King Yuan Electronics Co. Ltd.	181,000	159,335
Kingpak Technology, Inc. (b)	10,000	97,039
PharmaEngine, Inc.	14,000	96,540
Posiflex Technology, Inc.	23,770	119,121
Primax Electronics Ltd.	28,000	32,832
Topco Scientific Co. Ltd.	60,680	109,735
TPK Holding Co. Ltd.	49,000	102,439
TrueLight Corp.	39,000	94,414
WT Microelectronics Co. Ltd.	136,340	164,000
Zippy Technology Corp.	65,000	82,595
		1,553,761

42	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Thailand – 2.2%
KCE Electronics Public Co. Ltd.	98,400	220,752
TOTAL COMMON STOCKS
(COST $8,412,281)		8,838,825

Exchange-Traded Funds – 9.9%

iShares MSCI India
Small-Cap ETF	15,713	492,315
Market Vectors India Small-Cap
Index ETF	12,318	494,321
TOTAL EXCHANGE-TRADED
FUNDS (COST $993,273)		986,636

Investment Companies – 0.6%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24%(c)	62,117	62,117
TOTAL INVESTMENT COMPANIES
(COST $62,117)		62,117
TOTAL INVESTMENT SECURITIES
(COST $9,467,671) — 98.8%		9,887,578
Other Assets
(Liabilities) — 1.2%		122,226
NET ASSETS — 100%		$10,009,804
________________

(a)	Illiquid security, representing 3.3% of net assets of the fund.
(b)	Represents non-income producing security.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF — Exchange-Traded Fund

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Exchange-Traded Fund	9.8
Electronic Equipment, Instruments &
Components	9.6
Auto Components	6.7
Semiconductors & Semiconductor
Equipment	5.7
Textiles, Apparel & Luxury Goods	5.4
Real Estate Management &
Development	4.7
Specialty Retail	4.2
Insurance	4.0
Household Durables	3.8
Electrical Equipment	3.4
Transportation Infrastructure	3.2
Chemicals	3.1
Hotels, Restaurants & Leisure	2.8
Food Products	2.4
Health Care Equipment & Supplies	2.4
Biotechnology	2.3
Banks	2.0
Capital Markets	1.9
Personal Products	1.7
Leisure Products	1.6
Construction & Engineering	1.6
Machinery	1.4
Independent Power and Renewable
Electricity Producers	1.4
Commercial Services & Supplies	1.4
Diversified Consumer Services	1.3
Food & Staples Retailing	1.3
Internet Software & Services	1.1
Metals & Mining	1.0
Electric Utilities	1.0
Pharmaceuticals	1.0
Diversified Telecommunication
Services	1.0
Airlines	0.8
Marine	0.8
Oil, Gas & Consumable Fuels	0.8
Building Products	0.7
Construction Materials	0.6
Investment Companies	0.6
Technology Hardware, Storage &
Peripherals	0.3
Total	98.8

See notes to financial statements.	HSBC FAMILY OF FUNDS	43

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Foreign Bonds — 18.1%

	Principal
	Amount †	Value ($)
Denmark – 0.7%
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/33 @ 100 (a),(b)	50,000	62,469
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	109,023
		171,492
France – 5.4%
Accor SA, 4.13%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	100,000	114,204
Arkema SA, 4.75%, 10/29/49, Callable
10/29/20 @ 100 (a),(b)	100,000	118,045
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	116,678
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	100,000	111,628
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	100,000	132,819
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	123,077
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	115,026
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 103 (b)	100,000	120,056
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	125,366
Lafarge SA, Series E, 6.75%, 12/16/19	50,000	67,160
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	118,331
Orange SA, 5.00%, 10/29/49, Callable
10/1/26 @ 100 (a),(b)	100,000	118,096
		1,380,486
Germany – 1.7%
Allianz SE, 4.75%, 10/29/49, Callable
10/24/23 @ 100 (a),(b)	100,000	126,295
Commerzbank AG, Series E,
7.75%, 3/16/21	100,000	140,074
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @ 103 (b)	125,000	161,421
		427,790
Luxembourg – 3.5%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	100,000	124,106
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	50,000	65,145
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	125,000	178,175
Picard Bondco SA, Registered, 7.75%,
2/1/20, Callable 8/1/16 @ 106 (b)	100,000	122,596
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 104 (b)	100,000	122,790
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	100,000	146,876
Telenet Finance III Luxembourg SCA,
Registered, 6.63%, 2/15/21, Callable
6/6/16 @ 103 (b)	100,000	118,640
		878,328
Netherlands – 3.7%
Carlson Wagonlit BV, Registered,
7.50%, 6/15/19, Callable
6/15/16 @ 104 (b)	100,000	119,642
Gas Natural Fenosa Finance
BV, 4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	115,371
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	100,000	122,504
LGE Holdco VI BV, Registered,
7.13%, 5/15/24, Callable
5/15/19 @ 104 (b)	100,000	125,538
Rabobank Nederland, Registered,
6.88%, 3/19/20	100,000	136,072
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	125,712
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	50,000	59,964
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	100,000	119,247
		924,050
Sweden – 0.5%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	100,000	115,921
United Kingdom – 1.6%
Aviva PLC, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	100,000	104,187
Rexam PLC, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	50,000	57,726
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	100,000	123,704
Virgin Media Finance PLC,
Registered, 4.50%, 1/15/25,
Callable 1/15/20 @ 102 (b)	100,000	110,196
		395,813
United States – 1.0%
Newell Brands, Inc., 3.75%, 10/1/21	100,000	120,941
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/6/16 @ 100 (b)	100,000	122,388
		243,329
TOTAL FOREIGN BONDS
(COST $4,386,338)		4,537,209

Yankee Dollars – 19.8%

	Principal
	Amount ($)
Australia – 0.3%
Chichester Metals Pty Ltd., 9.75%,
3/1/22, Callable 3/1/18 @ 110 (b)	80,000	84,200

44	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Austria – 0.4%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 104 (b)	100,000	102,750
Bermuda – 0.9%
Aircastle Ltd., 7.63%, 4/15/20	105,000	119,175
Aircastle Ltd., 5.50%, 2/15/22	105,000	111,694
		230,869
Brazil – 2.9%
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	180,500
Marfrig Overseas Ltd., Registered,
9.50%, 5/4/20, Callable
6/6/16 @ 105 (b)	100,000	102,500
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	78,500	16,132
Petrobras Brasileiro SA,
5.75%, 1/20/20	350,000	321,124
Petrobras International Finance Co.,
5.38%, 1/27/21	90,000	80,015
Vale SA, 4.38%, 1/11/22	40,000	37,000
		737,271
Canada – 3.6%
Bombardier, Inc., 6.00%, 10/15/22,
Callable 4/15/17 @ 105 (b) (c)	83,000	70,592
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104 (b)	90,000	85,725
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @ 103 (b)	101,000	84,083
GFL Environmental, Inc.,
9.88%, 2/1/21, Callable
2/1/18 @ 105 (b)(c)	5,000	5,275
GlencoreSchweiz AG, 4.25%,
10/25/22 (c)	33,000	30,457
HudBay Minerals, Inc., 9.50%, 10/1/20,
Callable 10/1/16 @ 105 (b)	155,000	132,524
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 104 (b)	100,000	101,000
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 104 (b)	20,000	20,250
NOVA Chemicals Corp., 5.25%, 8/1/23,
Callable 8/1/18 @ 103 (b)(c)	40,000	40,400
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 103 (b)	175,000	147,109
Valeant Pharmaceuticals International,
Inc., 6.13%, 4/15/25, Callable
4/15/20 @ 103 (b)	139,000	115,370
VPII Escrow Corp., 7.50%, 7/15/21,
Callable 7/15/16 @ 106 (b)	75,000	68,625
		901,410
Colombia – 0.8%
GrupoAval Ltd., Registered,
4.75%, 9/26/22	200,000	193,250
France – 1.3%
Credit Agricole SA, Registered,
8.37%, 12/31/49, Callable
10/13/19 @ 100 (a),(b)	100,000	113,250
Numericable-SFR SA, 7.38%, 5/1/26,
Callable 5/1/21 @ 104 (b)(c)	200,000	203,000
		316,250
Germany – 0.8%
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @ 103 (b)	200,000	206,000
Ireland – 0.8%
Ardagh Packaging Holdings Ltd.,
7.25%, 5/15/24, Callable 5/15/24 @
105 (b)(c)	200,000	202,500
Ireland (Republic of) – 0.9%
Endo Ltd., 6.00%, 7/15/23, Callable
7/15/18 @ 105 (b)	220,000	213,950
Luxembourg – 0.8%
ArcelorMittal, 10.60%, 6/1/19	95,000	108,775
Intelsat Investments SA, 6.75%,
6/1/18, Callable 6/1/16 @ 103 (b)	75,000	57,938
Intelsat Jackson Holdings SA, 7.25%,
4/1/19, Callable 6/6/16 @ 104 (b)	50,000	41,000
Intelsat Jackson Holdings SA,
8.00%, 2/15/24, Callable
2/15/19 @ 104 (b) (c)	2,000	2,070
		209,783
Mexico – 1.8%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	163,815
Cemex SAB de CV, 7.25%, 1/15/21,
Callable 1/15/18 @ 104 (b)	200,000	213,500
Petroleos Mexicanos,
6.38%, 2/4/21 (c)	60,000	64,787
		442,102
Netherlands – 1.8%
Constellium NV, 7.88%, 4/1/21,
Callable 4/1/18 @ 104 (b)(c)	250,000	257,500
Schaeffler Holdings Finance
BV, 6.88%, 8/15/18, Callable
6/6/16 @ 103 (b)	200,000	206,000
		463,500
Peru – 0.2%
Banco de Credito del Peru, Registered,
5.38%, 9/16/20	40,000	43,800
Russian Federation – 0.8%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	201,913
South Africa – 0.4%
Republic of South Africa,
5.50%, 3/9/20	100,000	106,361

See notes to financial statements.	HSBC FAMILY OF FUNDS	45

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
United Kingdom – 0.5%
Royal Bank of Scotland Group
PLC, 7.65%, 8/29/49, Callable
6/6/16 @ 100 (a),(b)	100,000	116,500
Venezuela – 0.4%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	19,000	7,315
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26	300,000	102,570
		109,885
Virgin Islands, British – 0.4%
Gerdau SA, Registered,
5.75%, 1/30/21	100,000	95,500
TOTAL YANKEE DOLLARS
(COST $5,125,453)		4,977,794

Corporate Bonds – 49.3%

United States – 49.3%
Ahern Rentals, Inc., 7.38%,
05/15/2023, Callable
5/15/2018 @ 106 (c)	115,000	87,688
Alere, Inc., 6.38%, 07/01/2023,
Callable 7/1/2018 @ 105 (c)	157,000	159,748
Ally Financial, Inc.,
4.13%, 03/30/2020	135,000	137,530
Ally Financial, Inc., 5.75%,
11/20/2025, Callable
10/20/2025 @ 100	71,000	71,888
Ally Financial, Inc.,
7.50%, 09/15/2020	87,000	97,658
Ally Financial, Inc.,
8.00%, 03/15/2020	87,000	98,636
Alphabet Holding Co., Inc.,
7.75%, 11/01/2017, Callable
5/16/2016 @ 101	35,000	35,420
AMC Entertainment, Inc.,
5.75%, 06/15/2025, Callable
6/15/2020 @ 103	130,000	133,250
American Express Co., 5.20%,
12/31/2049, Callable 11/15/2019 @
100 (a)	48,000	45,480
Antero Resources Corp.,
6.00%, 12/01/2020, Callable
6/6/2016 @ 105	85,000	85,186
Bank of America Corp.,
8.13%, 12/29/2049, Callable
5/15/2018 @ 100 (a)	100,000	98,250
Beazer Homes USA, Inc.,
5.75%, 06/15/2019, Callable
3/15/2019 @ 100	100,000	92,750
Blue Cube Spinco, Inc.,
9.75%, 10/15/2023, Callable
10/15/2020 @ 102	13,000	14,836
Blue Cube Spinco, Inc.,
10.00%, 10/15/2025, Callable
10/15/2020 @ 105 (c)	50,000	57,625
Blue Racer Midstream LLC,
6.13%, 11/15/2022, Callable
11/15/2017 @ 105 (c)	117,000	103,545
Boyd Gaming Corp., 6.88%,
05/15/2023, Callable
5/15/2018 @ 105	115,000	119,313
Building Materials Corp.,
6.00%, 10/15/2025, Callable
10/15/2020 @ 103	18,000	19,395
Cablevision Systems Corp.,
8.63%, 09/15/2017	125,000	132,500
Calumet Specialty Products Partners
LP, 6.50%, 04/15/2021, Callable
4/15/2017 @ 103	80,000	55,200
Capital One Financial Corp.,
5.55%, 12/31/2049, Callable
6/1/2020 @ 100 (a)	70,000	69,475
Carmike Cinemas, Inc.,
6.00%, 06/15/2023, Callable
6/15/2018 @ 105	110,000	116,325
Carrizo Oil & Gas, Inc., 7.50%,
09/15/2020, Callable
9/15/2016 @ 104	80,000	80,400
CCO Holdings LLC, 6.63%,
01/31/2022, Callable
1/31/2017 @ 103	165,000	175,313
Centene Corp., 5.63%, 02/15/2021,
Callable 2/15/2018 @ 103	27,000	28,350
Centene Corp., 6.13%, 02/15/2024,
Callable 2/15/2019 @ 105	33,000	34,650
Central Garden & Pet Co.,
6.13%, 11/15/2023, Callable
11/15/2018 @ 105	20,000	21,000
Citigroup, Inc., 5.80%, 11/29/2049,
Callable 11/15/2019 @ 100 (a)	85,000	82,238
CommScope Technologies Finance
LLC, 6.00%, 06/15/2025, Callable
6/15/2020 @ 103	130,000	132,600
Community Health Systems, Inc.,
8.00%, 11/15/2019, Callable
11/15/2016 @ 102	100,000	100,625
Dana Holding Corp., 6.00%,
09/15/2023, Callable
9/15/2018 @ 103	125,000	126,250
DaVita HealthCare Partners, Inc.,
5.13%, 07/15/2024, Callable
7/15/2019 @ 103	88,000	89,559
DCP Midstream LLC, 8.13%,
08/16/2030	120,000	115,500
DISH DBS Corp., 5.88%, 07/15/2022	120,000	116,700
Dynegy, Inc., 7.63%, 11/01/2024,
Callable 11/1/2019 @ 104	130,000	127,075
Eldorado Resorts, Inc., 7.00%,
08/01/2023, Callable
8/1/2018 @ 105	135,000	140,737
Energy Transfer Equity LP,
5.88%, 01/15/2024, Callable
10/15/2023 @ 100	85,000	79,475

46	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States – continued
Energy Transfer Equity LP, 7.50%,
10/15/2020	100,000	100,749
EP Energy LLC/Everest Acquisition
Finance, Inc., 9.38%, 05/01/2020,
Callable 5/1/2016 @ 105	135,000	88,004
Fifth Third Bancorp, 4.90%,
12/29/2049, Callable
9/30/2019 @ 100 (a)	60,000	52,425
First Data Corp., 6.75%, 11/01/2020,
Callable 6/6/2016 @ 100	120,000	126,000
First Data Corp., 7.00%, 12/01/2023,
Callable 12/1/2018 @ 104	200,000	205,500
First Quality Finance Co., Inc.,
4.63%, 05/15/2021, Callable
5/15/2016 @ 103	95,000	90,488
Freeport-McMoRan Oil & Gas LLC,
6.50%, 11/15/2020, Callable
6/9/2016 @ 105	17,000	16,065
Freeport-McMoRan, Inc.,
3.10%, 03/15/2020	12,000	10,770
Freeport-McMoRan, Inc.,
3.88%, 03/15/2023, Callable
12/15/2022 @ 100	44,000	36,740
Frontier Communications Corp.,
8.88%, 09/15/2020, Callable
6/15/2020 @ 100	139,000	147,166
Genesis Energy LP, 5.75%,
02/15/2021, Callable
2/15/2017 @ 103	115,000	108,100
Genesis Energy LP, 6.75%,
08/01/2022, Callable
8/1/2018 @ 103	76,000	72,964
Glencore International AG, 4.63%,
04/29/2024 (c)	15,000	13,538
GLP Capital LP, 4.38%, 04/15/2021	8,000	8,180
GLP Capital LP, 5.38%, 04/15/2026	25,000	26,031
Golden Nugget Escrow, Inc.,
8.50%, 12/01/2021, Callable
12/1/2017 @ 104	100,000	103,750
Goldman Sachs Group, Inc.,
5.37%, 12/31/2049, Callable
5/10/2020 @ 100 (a)	70,000	67,340
Halcon Resources Corp.,
8.63%, 02/01/2020, Callable
2/1/2017 @ 104 (c)	83,000	68,890
Halcon Resources Corp.,
12.00%, 02/15/2022, Callable
8/15/2018 @ 112	17,000	12,113
HCA Holdings, Inc., 5.25%,
04/15/2025, Callable
10/15/2020 @ 105	150,000	155,250
HCA Holdings, Inc.,
6.50%, 02/15/2020	70,000	77,525
HCA Holdings, Inc.,
8.00%, 10/01/2018	65,000	73,531
HD Supply, Inc., 5.25%, 12/15/2021,
Callable 12/15/2017 @ 104	40,000	42,000
HD Supply, Inc., 5.75%, 04/15/2024,
Callable 4/15/2019 @ 104 (c)	7,000	7,341
Hertz Corp., 6.75%, 04/15/2019,
Callable 6/6/2016 @ 102	40,000	40,600
Infor, Inc., 5.75%, 08/15/2020,
Callable 8/15/2017 @ 103	5,000	5,269
Infor, Inc., 6.50%, 05/15/2022,
Callable 5/15/2018 @ 103	125,000	115,376
International Lease Finance Corp.,
5.88%, 08/15/2022	75,000	82,313
International Lease Finance Corp.,
8.25%, 12/15/2020	75,000	88,594
International Lease Finance Corp.,
8.88%, 09/01/2017	150,000	161,624
Jaguar Holding Co. II, 6.38%,
08/01/2023, Callable
8/1/2018 @ 105	93,000	96,627
JPMorgan Chase & Co.,
5.30%, 12/31/2049, Callable
5/1/2020 @ 100 (a)	60,000	60,000
JPMorgan Chase & Co.,
6.00%, 12/29/2049, Callable
8/1/2023 @ 100 (a)	60,000	61,356
Kaiser Aluminum Corp.,
5.88%, 05/15/2024, Callable
5/15/2019 @ 104 (c)	125,000	127,577
KB Home, 7.50%, 09/15/2022	100,000	102,090
Kindred Healthcare, Inc.,
6.38%, 04/15/2022, Callable
4/15/2017 @ 105	215,000	197,263
L Brands, Inc., 6.63%, 04/01/2021	65,000	73,801
L Brands, Inc., 6.88%, 11/01/2035	10,000	11,000
L Brands, Inc., 6.95%, 03/01/2033	60,000	61,800
Landry’s Holdings II, Inc.,
10.25%, 01/01/2018, Callable
6/6/2016 @ 102	30,000	30,225
Landry’s, Inc., 9.38%, 05/01/2020,
Callable 6/6/2016 @ 107	170,000	178,712
Laredo Petroleum, Inc.,
5.63%, 01/15/2022, Callable
1/15/2017 @ 104	26,000	23,920
Laredo Petroleum, Inc.,
7.38%, 05/01/2022, Callable
5/1/2017 @ 104	48,000	47,040
Level 3 Communications, Inc.,
5.25%, 03/15/2026, Callable
3/15/2021 @ 103 (c)	71,000	72,065
Level 3 Financing, Inc.,
5.13%, 05/01/2023, Callable
5/1/2018 @ 103	90,000	91,574
Level 3 Financing, Inc.,
5.38%, 01/15/2024, Callable
1/15/2019 @ 103	24,000	24,480
MEDNAX, Inc., 5.25%, 12/01/2023,
Callable 12/1/2018 @ 104	30,000	31,125
Meraldyne Performance Group,
Inc., 7.38%, 10/15/2022, Callable
10/15/2017 @ 106	50,000	50,000
MetLife, Inc., 5.25%, 12/31/2049,
Callable 6/15/2020 @ 100 (a)	47,000	45,764

See notes to financial statements.	HSBC FAMILY OF FUNDS	47

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States – continued
MGM Resorts International, 7.75%,
03/15/2022	90,000	100,575
MGM Resorts International,
11.38%, 03/01/2018	85,000	97,750
MGP Escrow Issuer LLC,
5.63%, 05/01/2024, Callable
2/1/2024 @ 100 (c)	38,000	39,544
Molina Healthcare, Inc.,
5.38%, 11/15/2022, Callable
8/15/2022 @ 100 (c)	60,000	61,950
Morgan Stanley, 5.45%, 07/29/2049,
Callable 7/15/2019 @ 100 (a)	100,000	95,250
MPH Acquisition Holdings LLC,
6.63%, 04/01/2022, Callable
4/1/2017 @ 105	169,000	176,463
MPT Operating Partnership LP,
6.38%, 02/15/2022, Callable
2/15/2017 @ 103	8,000	8,400
MPT Operating Partnership LP,
6.38%, 03/01/2024, Callable
3/1/2019 @ 105	9,000	9,585
MPT Operating Partnership LP,
6.88%, 05/01/2021, Callable
5/1/2016 @ 103	110,000	113,988
National CineMedia LLC,
7.88%, 07/15/2021, Callable
7/15/2016 @ 104	120,000	125,100
Navient Corp., 7.25%,
01/25/2022, MTN	50,000	49,000
Navient Corp., 8.00%,
03/25/2020, MTN	100,000	104,000
NBTY, Inc., 7.63%, 05/15/2021,
Callable 5/15/2018 @ 104 (c)	12,000	12,270
NBTY, Inc., 9.00%, 10/01/2018,
Callable 5/16/2016 @ 105	35,000	35,773
Newell Brands, Inc., 5.00%,
11/15/2023, Callable
11/15/2018 @ 104	8,000	8,442
Outfront Media Capital LLC,
5.25%, 02/15/2022, Callable
2/15/2017 @ 104	130,000	133,900
Owens-Brockway Packaging, Inc.,
6.38%, 08/15/2025	27,000	29,093
PBF Holding Co. LLC, 7.00%,
11/15/2023, Callable
11/15/2018 @ 105	75,000	73,125
PBF Holding Co. LLC,
8.25%, 02/15/2020, Callable
6/6/2016 @ 104	175,000	182,437
PBF Logistics, LP, 6.88%, 05/15/2023,
Callable 5/15/2018 @ 105	100,000	96,750
Peninsula Gaming LLC, 8.38%,
02/15/2018, Callable
6/6/2016 @ 104	75,000	76,391
Pilgrim’s Pride Corp., 5.75%,
03/15/2025, Callable
3/15/2020 @ 103	65,000	66,138
Plastipak Holdings, Inc.,
6.50%, 10/01/2021, Callable
10/1/2016 @ 105	120,000	121,800
Platform Specialty Products Corp.,
6.50%, 02/01/2022, Callable
2/1/2018 @ 103	48,000	42,240
Platform Specialty Products Corp.,
10.38%, 05/01/2021, Callable
5/1/2018 @ 105	35,000	34,913
PQ Corp., 6.75%, 11/15/2022, Callable
5/15/2019 @ 103 (c)	20,000	20,600
Regal Entertainment Group,
5.75%, 06/15/2023, Callable
6/15/2018 @ 103	85,000	87,019
Regency Energy Partners LP, 5.88%,
03/01/2022, Callable
1/1/2022 @ 100	80,000	81,743
Resolute Forest Products, Inc.,
5.88%, 05/15/2023, Callable
5/15/2017 @ 104	105,000	79,013
Reynolds Group Issuer, Inc.,
9.88%, 08/15/2019, Callable
6/6/2016 @ 105	100,000	103,375
Rose Rock Midstream LP,
5.63%, 11/15/2023, Callable
6/6/2016 @ 103	161,000	125,579
RSI Home Products, Inc.,
6.50%, 03/15/2023, Callable
3/15/2018 @ 105	90,000	93,825
Sabre Global, Inc., 5.25%, 11/15/2023,
Callable 11/15/2018 @ 104	45,000	45,563
Sanchez Energy Corp.,
6.13%, 01/15/2023, Callable
7/15/2018 @ 103	195,000	145,762
Select Medical Holdings Corp.,
6.38%, 06/01/2021, Callable
6/6/2016 @ 105	180,000	170,775
Seminole Hard Rock Entertainment,
Inc., 5.88%, 05/15/2021, Callable
5/15/2016 @ 104 (c)	129,000	129,645
Service Corp. International,
5.38%, 05/15/2024, Callable
5/15/2019 @ 103	15,000	15,966
Sirius XM Radio, Inc., 6.00%,
07/15/2024, Callable
7/15/2019 @ 103	175,000	184,643
Southern Copper Corp.,
5.88%, 04/23/2045	5,000	4,582
Southern Copper Corp.,
6.75%, 04/16/2040	27,000	26,844
Sprint Communications, Inc.,
6.00%, 11/15/2022	125,000	91,939
Sprint Communications, Inc.,
8.38%, 08/15/2017	115,000	117,300
Sprint Corp., 7.88%, 09/15/2023	115,000	89,700
Surgery Center Holdings, Inc.,
8.88%, 04/15/2021, Callable
4/15/2018 @ 107 (c)	43,000	42,893

48	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States – continued
Taylor Morrison Communities, Inc.,
5.88%, 04/15/2023, Callable
1/15/2023 @ 100	110,000	109,313
Tenet Healthcare Corp.,
6.00%, 10/01/2020	100,000	106,000
Tenet Healthcare Corp.,
8.13%, 04/01/2022	200,000	207,499
The Chemours Co., 6.63%,
05/15/2023, Callable
5/15/2018 @ 105	75,000	65,625
T-Mobile US, Inc., 6.00%, 04/15/2024,
Callable 4/15/2019 @ 104.500000	5,000	5,231
T-Mobile US, Inc., 6.50%, 01/15/2024,
Callable 1/15/2019 @ 103	150,000	159,749
T-Mobile US, Inc., 6.63%, 04/28/2021,
Callable 4/28/2017 @ 103	150,000	158,063
Tribune Media Co., 5.88%, 07/15/2022,
Callable 7/15/2018 @ 103	110,000	109,175
Tronox Ltd., 7.50%, 03/15/2022,
Callable 3/15/2018 @ 104(c)	30,000	24,900
United Rentals, Inc., 4.63%,
07/15/2023, Callable
7/15/2018 @ 103	87,000	86,456
Univision Communications, Inc.,
5.13%, 05/15/2023, Callable
5/15/2018 @ 103	155,000	156,356
Univision Communications, Inc.,
6.75%, 09/15/2022, Callable
9/15/2017 @ 103	15,000	15,900
Virgin Media Communications Ltd.,
6.38%, 04/15/2023, Callable
4/15/2018 @ 103	200,000	205,999
Wells Fargo & Co., 7.98%,
03/29/2049, Callable
3/15/2018 @ 100 (a)	75,000	78,000
Windstream Services LLC,
7.75%, 10/01/2021, Callable
10/1/2016 @ 104	150,000	127,125
WPX Energy, Inc., 7.50%, 08/01/2020,
Callable 7/1/2020 @ 100	100,000	95,250
Zayo Group LLC, 6.00%, 04/01/2023,
Callable 4/1/2018 @ 105	125,000	128,750
Zebra Technologies Corp.,
7.25%, 10/15/2022, Callable
10/15/2017 @ 105	92,000	99,599
		12,363,458
TOTAL CORPORATE BONDS
(COST $12,681,656)		12,363,458
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (d)	3,100,769	3,100,769
TOTAL INVESTMENT COMPANIES
(COST $3,100,769)		3,100,769
TOTAL INVESTMENT SECURITIES
(COST $25,294,216) – 99.6%		24,979,230
Other Assets (Liabilities) – 0.4%		111,449
NET ASSETS – 100%		$25,090,679
________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
MTN — Medium Term Note LLC — Limited Liability Company

See notes to financial statements.	HSBC FAMILY OF FUNDS	49

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Investment Companies	12.4
Media	8.7
Oil, Gas & Consumable Fuels	7.4
Banks	6.8
Health Care Providers & Services	6.1
Diversified Telecommunication Services	5.9
Hotels, Restaurants & Leisure	4.9
Metals & Mining	4.4
Containers & Packaging	3.8
Diversified Financial Services	3.2
Trading Companies & Distributors	3.0
Energy Equipment & Services	3.0
Consumer Finance	2.7
Wireless Telecommunication Services	2.5
Pharmaceuticals	2.3
Insurance	2.2
Construction Materials	2.0
Chemicals	1.8
IT Services	1.5
Electric Utilities	1.4
Household Durables	1.3
Food Products	1.1
Real Estate Management &
Development	0.9
Machinery	0.8
Auto Components	0.7
Road & Rail	0.7
Capital Markets	0.7
Health Care Equipment & Supplies	0.6
Personal Products	0.6
Real Estate Investment Trusts	0.6
Food & Staples Retailing	0.5
Independent Power and Renewable
Electricity Producers	0.5
Communications Equipment	0.5
Specialty Retail	0.5
Software	0.5
Multi-Utilities	0.5
Sovereign Bonds	0.4
Electronic Equipment, Instruments &
Components	0.4
Life Sciences Tools & Services	0.4
Building Products	0.4
Aerospace & Defense	0.3
Paper & Forest Products	0.3
Automobiles	0.2
Diversified Consumer Services	0.1
Household Products	0.1
Commercial Services & Supplies	0.0
Total	99.6

50 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH YIELD BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At April 30, 2016, the Fund’s open credit default swap agreements were as follows:

						Upfront
		Implied Credit				Premiums	Unrealized
		Spread at	Notional	Fixed		Paid/	Appreciation/
	Expiration	April 30,	Amount	Rate	Value	(Received)	(Depreciation)
Underlying Instrument	Date	2016 (%)(b)	($)(c)	(%)	($)	($)	($)
CDX Emerging Markets Index, Series 25	12/20/20	4.36	800,000	5.00	22,193	(9,600)	31,793
					22,193	(9,600)	31,793

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	UBS AG	6/2/16	235,600	61,000	67,761	(6,761)
Colombian Peso	UBS AG	5/16/16	177,169,000	59,935	62,100	(2,165)
European Euro	UBS AG	5/3/16	4,200,000	4,784,955	4,808,996	(24,041)
European Euro	UBS AG	6/2/16	4,050,000	4,628,219	4,641,414	(13,195)
Indonesian Rupiah	Bank of America	6/10/16	413,100,000	30,000	31,130	(1,130)
Mexican Peso	Goldman Sachs	7/7/16	516,727	30,000	29,843	157
Russian Ruble	UBS AG	6/23/16	9,815,130	138,000	149,653	(11,653)
Turkish Lira	UBS AG	6/6/16	87,225	29,000	30,882	(1,882)
				9,761,109	9,821,779	(60,670)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	UBS AG	6/2/16	233,038	56,031	67,025	10,994
Colombian Peso	UBS AG	5/16/16	177,169,000	58,000	62,100	4,100
Colombian Peso	UBS AG	10/19/16	177,169,000	58,491	60,563	2,072
European Euro	UBS AG	5/3/16	150,000	171,117	171,750	633
Indonesian Rupiah	Bank of America	6/10/16	415,050,000	28,624	31,276	2,652
Mexican Peso	Bank of America	7/7/16	987,189	53,886	57,014	3,128
Mexican Peso	Goldman Sachs	7/7/16	550,140	30,000	31,773	1,773
Russian Ruble	Bank of America	6/23/16	1,574,200	20,000	24,002	4,002
Russian Ruble	UBS AG	6/23/16	8,315,064	108,057	126,781	18,724
Turkish Lira	Bank of America	6/6/16	43,400	15,000	15,366	366
Turkish Lira	UBS AG	6/6/16	174,930	58,663	61,934	3,271
				657,869	709,584	51,715

See notes to financial statements.	HSBC FAMILY OF FUNDS 51

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)
Foreign Bonds — 24.0%

	Principal
	Amount †	Value ($)
Belgium — 0.4%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a),(b)	100,000	110,368
China — 0.7%
Hutchison Whampoa Ltd.,
3.75%, 5/29/49, Callable
5/10/18 @ 100 (a),(b)	150,000	176,028
France — 6.4%
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	116,678
Banque Federative du Credit Mutuel
SA, Series E, 3.00%, 5/21/24	100,000	122,126
BPCE SA, 2.75%, 7/8/26, Callable
7/8/21 @ 100 (a),(b)	200,000	235,065
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	150,000	167,441
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	123,077
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	115,026
GDF SUEZ, Series N10,
3.88%, 6/2/49, Callable
6/2/24 @ 100 (a),(b)	100,000	118,441
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	125,366
Lafarge SA, Series E,
6.75%, 12/16/19	100,000	134,319
Novalis SAS, Registered,
3.00%, 4/30/22, Callable
4/30/18 @ 102 (b)	100,000	116,087
Orange SA, 4.25%, 2/28/49,
Callable 2/7/20 @ 100 (a),(b)	100,000	118,331
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)	100,000	114,915
		1,606,872
Germany — 2.9%
Bayer AG, 3.00%, 7/1/75, Callable
7/1/20 @ 100 (a),(b)	150,000	175,685
Bertelsmann SE & Co. KGaA,
3.00%, 4/23/75, Callable
4/23/23 @ 100 (a),(b)	100,000	112,051
Commerzbank AG, Series E,
7.75%, 3/16/21	100,000	140,074
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102 (b)	100,000	119,069
Unitymedia GmbH, Registered,
6.25%, 1/15/29, Callable
1/15/21 @ 103 (b)	150,000	193,705
		740,584
Guernsey — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22	100,000	111,948
Ireland (Republic of) — 0.4%
Bank of Ireland, Series E,
4.25%, 6/11/24, Callable
6/11/19 @ 100 (a),(b)	100,000	113,265
Italy — 1.7%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)	100,000	121,216
EXOR SpA, 2.50%, 10/8/24	100,000	117,352
Intesa Sanpaolo SpA, Series E,
6.63%, 9/13/23	150,000	205,827
		444,395
Luxembourg — 2.7%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	150,000	186,160
HeidelbergCement AG,
8.50%, 10/31/19	150,000	215,579
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	200,000	293,751
		695,490
Netherlands — 4.3%
Aegon NV, Series E, 4.00%, 4/25/44,
Callable 4/25/24 @ 100 (a),(b)	100,000	112,527
Alliander NV, 3.25%, 11/29/49,
Callable 11/27/18 @ 100 (a),(b)	100,000	119,928
Fresenius SE & Co. KGaA, Registered,
3.00%, 2/1/21	100,000	125,367
Rabobank Nederland, Registered,
6.88%, 3/19/20	200,000	272,144
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	125,712
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	175,000	209,875
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)	100,000	125,466
		1,091,019
Spain — 1.1%
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	150,000	177,928
Santander Issuances, Series E,
2.50%, 3/18/25	100,000	111,000
		288,928
United Kingdom — 1.6%
FCE Bank plc, Series E,
1.11%, 5/13/20	100,000	115,669
Rexam PLC, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	125,000	144,314
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22, Callable
3/16/17 @ 100 (a),(b)	125,000	154,630
		414,613

52 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Foreign Bonds, continued

	Principal
	Amount †	Value ($)
United States — 1.4%
Discovery Communications, Inc.,
1.90%, 3/19/27, Callable
12/19/26 @ 100 (b)	100,000	100,037
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	100,000	133,096
ZF North America Capital, Inc.,
2.25%, 4/26/19	100,000	117,638
		350,771

TOTAL FOREIGN BONDS
(COST $5,898,706)		6,144,281

Yankee Dollars — 29.9%

	Principal
	Amount ($)
Australia — 1.1%
Chichester Metals Pty Ltd., 9.75%,
3/1/22, Callable 3/1/18 @ 110 (b)	22,000	23,155
Commonwealth Bank of Australia,
4.50%, 12/9/25	200,000	205,346
Macquarie Bank Ltd.,
1.81%, 1/15/19 (a)	60,000	60,110
		288,611
Austria — 0.3%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 104 (b)	75,000	77,063
Bermuda — 0.5%
Aircastle Ltd., 5.50%, 2/15/22	100,000	106,375
NCL Corp. Ltd., 5.25%, 11/15/19,
Callable 11/15/16 @ 103 (b)	20,000	20,550
		126,925
Brazil — 2.6%
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	99,000
Federal Republic of Brazil,
4.88%, 1/22/21	200,000	203,500
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	157,000	32,264
Petrobras Brasileiro SA,
5.75%, 1/20/20	350,000	321,125
		655,889
Canada — 1.0%
Cascades, Inc., 5.50%, 7/15/22,
Callable 7/15/17 @ 104 (b) (c)	15,000	14,475
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104 (b)	25,000	23,813
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @ 103 (b)	13,000	10,823
Glencore Finance Canada Ltd.,
6.00%, 11/15/41	100,000	83,499
Glencore Schweiz AG, 4.25%,
10/25/22 (c)	9,000	8,307
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 104 (b)	25,000	25,249
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 104 (b)	7,000	7,088
NOVA Chemicals Corp., 5.25%, 8/1/23,
Callable 8/1/18 @ 103 (b) (c)	22,000	22,220
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 103 (b)	75,000	63,047
		258,521
Chile — 0.8%
CorpBanca SA, 3.13%, 1/15/18	200,000	202,196
China — 2.4%
China Overseas Land & Investment
Ltd., 4.25%, 5/8/19	200,000	210,300
CNOOC Finance (2013) Ltd.,
3.00%, 5/9/23	200,000	194,008
Sinopec Group Overseas Development
(2012) Ltd., Registered,
3.90%, 5/17/22	200,000	209,279
		613,587
Colombia — 1.6%
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	200,000	193,250
Republic of Colombia,
4.38%, 7/12/21	200,000	209,000
		402,250
Croatia — 0.4%
Croatia, Registered, 6.75%, 11/5/19	100,000	109,762
Dominican Republic — 0.4%
Dominican Republic, Registered,
7.50%, 5/6/21	100,000	109,500
France — 0.4%
Electricite de France SA,
5.25%, 1/29/49, Callable
1/29/23 @ 100 (a),(b)	100,000	96,390
Germany — 0.4%
Deutsche Bank AG,
2.95%, 8/20/20	100,000	100,290
Hong Kong — 0.8%
ICBCIL Finance Co. Ltd.,
2.60%, 11/13/18	200,000	200,975
Hungary — 1.1%
Republic of Hungary, 6.25%, 1/29/20	120,000	133,650
Republic of Hungary, 6.38%, 3/29/21	100,000	113,850
Republic of Hungary, 5.38%, 2/21/23	20,000	22,039
		269,539
India — 0.8%
State Bank India, Registered,
3.62%, 4/17/19	200,000	207,000

See notes to financial statements.	HSBC FAMILY OF FUNDS 53

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
Indonesia — 1.5%
Republic of Indonesia, Registered,
3.38%, 4/15/23	400,000	396,035
Japan — 0.1%
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 3/9/21	31,000	31,653
Luxembourg — 0.7%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (b)	100,000	101,098
ArcelorMittal, 10.60%, 6/1/19	60,000	68,700
		169,798
Mexico — 3.9%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	163,815
Cemex SAB de CV, 6.13%, 5/5/25,
Callable 5/5/20 @ 103 (b)	200,000	196,500
Mexichem SAB de CV,
Registered, 5.88%, 9/17/44	200,000	181,250
Petroleos Mexicanos,
6.38%, 2/4/21 (c)	80,000	86,382
Petroleos Mexicanos,
4.88%, 1/24/22	150,000	151,125
United Mexican States,
4.00%, 10/2/23	246,000	257,684
		1,036,756
Netherlands — 0.6%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (b)	100,000	93,476
Mylan NV, 3.00%, 12/15/18	35,000	35,601
Sensata Technologies BV,
5.63%, 11/1/24	25,000	26,125
		155,202
Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	38,400
Peru — 0.5%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	30,000	32,850
Republic of Peru, 4.13%, 8/25/27	100,000	106,850
		139,700
Romania — 0.2%
Romania, Registered, 6.75%, 2/7/22	40,000	47,350
Russian Federation — 1.2%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	300,000	302,869
Singapore — 0.4%
Flextronics International Ltd.,
4.75%, 6/15/25, Callable
3/15/25 @ 100 (b)	100,000	99,750
South Africa — 0.8%
Republic of South Africa,
4.88%, 4/14/26	200,000	199,750
Turkey — 1.9%
Akbank TAS, Registered, 3.88%,
10/24/17	150,000	152,618
Republic of Turkey, 7.00%, 3/11/19	100,000	111,091
Republic of Turkey, 6.25%, 9/26/22	200,000	224,250
		487,959
United Kingdom — 2.5%
Barclays, 4.38%, 1/12/26	200,000	201,525
Lloyds Banking Group PLC,
4.65%, 3/24/26	200,000	202,726
Royal Bank of Scotland Group
PLC, 7.65%, 8/29/49, Callable
6/6/16 @ 100 (a),(b)	25,000	29,125
Santander UK Group Holdings PLC,
4.75%, 9/15/25	200,000	195,336
		628,712
Venezuela — 0.5%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26	347,000	118,639
Virgin Islands, British — 0.4%
Gerdau SA, Registered,
5.75%, 1/30/21	100,000	95,500
TOTAL YANKEE DOLLARS
(COST $7,677,198)		7,666,571

Corporate Bonds — 37.9%

United States — 37.9%
21st Century Fox America,
3.70%, 10/15/2025, Callable
7/15/2025 @ 100	65,000	69,565
AbbVie, Inc., 2.50%, 05/14/2020,
Callable 4/14/2020 @ 100	100,000	101,699
Airgas, Inc., 3.05%, 08/01/2020,
Callable 7/1/2020 @ 100	50,000	51,042
Alcoa, Inc., 6.15%, 08/15/2020	40,000	42,250
Ally Financial, Inc.,
3.25%, 11/05/2018	85,000	84,788
Ally Financial, Inc.,
4.13%, 03/30/2020	175,000	178,280
Ally Financial, Inc., 5.75%,
11/20/2025, Callable
10/20/2025 @ 100	13,000	13,163
AMC Entertainment, Inc.,
5.75%, 06/15/2025, Callable
6/15/2020 @ 103	25,000	25,625
American Express Co.,
5.20%, 12/31/2049, Callable
11/15/2019 @ 100(a)	48,000	45,480
American Express Credit Corp.,
1.40%, 11/05/2018, Callable
10/15/2018 @ 100(a)	50,000	49,990
American Tower Corp.,
4.40%, 02/15/2026, Callable
11/15/2025 @ 100	35,000	37,702
Amgen, Inc., 4.40%, 05/01/2045,
Callable 11/1/2044 @ 100	100,000	103,964

54 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Anheuser-Busch InBev Finance,
4.70%, 02/01/2036, Callable
8/1/2035 @ 100	35,000	38,364
Anheuser-Busch InBev Finance,
4.90%, 02/01/2046, Callable
8/1/2045 @ 100	35,000	39,550
Antero Resources Corp.,
6.00%, 12/01/2020, Callable
6/6/2016 @ 105	50,000	50,110
AT&T, Inc., 3.60%, 02/17/2023,
Callable 12/17/2022 @ 100	35,000	36,547
AT&T, Inc., 4.45%, 04/01/2024,
Callable 1/1/2024 @ 100	100,000	108,899
AT&T, Inc., 5.65%, 02/15/2047,
Callable 8/15/2046 @ 100	75,000	85,375
Bank of America Corp., 3.50%,
04/19/2026, MTN	115,000	116,294
Bank of America Corp., 4.45%,
03/03/2026, MTN	40,000	41,451
Bank of America Corp.,
8.13%, 12/29/2049, Callable
5/15/2018 @ 100(a)	75,000	73,688
Baxalta, Inc., 2.88%, 06/23/2020,
Callable 5/23/2020 @ 100	100,000	99,997
Belden, Inc., 5.25%, 07/15/2024,
Callable 7/15/2019 @ 103	25,000	24,375
Biogen, Inc., 5.20%, 09/15/2045,
Callable 3/15/2045 @ 100	40,000	45,554
Blue Cube Spinco, Inc.,
9.75%, 10/15/2023, Callable
10/15/2020 @ 102	12,000	13,695
Blue Cube Spinco, Inc.,
10.00%, 10/15/2025, Callable
10/15/2020 @ 105 (c)	27,000	31,118
Blue Racer Midstream LLC,
6.13%, 11/15/2022, Callable
11/15/2017 @ 105	14,000	12,390
Building Materials Corp.,
6.00%, 10/15/2025, Callable
10/15/2020 @ 103	40,000	43,100
Capital One Financial Corp.,
4.20%, 10/29/2025, Callable
9/29/2025 @ 100	35,000	35,829
Capital One Financial Corp.,
5.55%, 12/31/2049, Callable
6/1/2020 @ 100(a)	50,000	49,625
Carrizo Oil & Gas, Inc., 7.50%,
09/15/2020, Callable
9/15/2016 @ 104	20,000	20,100
CCO Holdings LLC, 5.88%,
04/01/2024, Callable
4/1/2019 @ 104 (c)	20,000	20,950
CCO Holdings LLC, 6.63%,
01/31/2022, Callable
1/31/2017 @ 103	75,000	79,688
CCO Safari II LLC, 6.48%, 10/23/2045,
Callable 4/23/2045 @ 100 (c)	100,000	117,468
Celgene Corp., 5.00%, 08/15/2045,
Callable 2/15/2045 @ 100	45,000	49,392
Centene Corp., 5.63%, 02/15/2021,
Callable 2/15/2018 @ 103	8,000	8,400
Centene Corp., 6.13%, 02/15/2024,
Callable 2/15/2019 @ 105 (c)	29,000	30,450
Central Garden & Pet Co.,
6.13%, 11/15/2023, Callable
11/15/2018 @ 105	31,000	32,550
Charter Communication, Inc.,
5.75%, 02/15/2026, Callable
2/15/2021 @ 103	10,000	10,325
Citigroup, Inc., 1.52%, 07/30/2018(a)	100,000	99,782
Citigroup, Inc., 2.70%, 03/30/2021	50,000	50,622
Citigroup, Inc., 3.70%, 01/12/2026	40,000	41,255
Citigroup, Inc., 4.60%, 03/09/2026	40,000	41,542
Citigroup, Inc., 5.80%, 11/29/2049,
Callable 11/15/2019 @ 100(a)	50,000	48,375
Clearwater Paper Corp.,
5.38%, 02/01/2025	40,000	39,800
Columbia Pipeline Group, Inc.,
4.50%, 06/01/2025, Callable
3/1/2025 @ 100	100,000	103,067
CommScope Technologies Finance
LLC, 6.00%, 06/15/2025, Callable
6/15/2020 @ 103	25,000	25,500
Community Health Systems, Inc.,
8.00%, 11/15/2019, Callable
11/15/2016 @ 102	50,000	50,313
Continental Resources,
4.90%, 06/01/2044, Callable
12/1/2043 @ 100	100,000	80,500
Continental Resources,
5.00%, 09/15/2022, Callable
3/15/2017 @ 103	20,000	18,550
Daimler Finance NA LLC,
1.60%, 08/03/2017	150,000	150,447
Dana Holding Corp., 6.00%,
09/15/2023, Callable
9/15/2018 @ 103	50,000	50,500
DaVita Healthcare Partners, Inc.,
5.00%, 05/01/2025, Callable
5/1/2020 @ 103	20,000	20,000
DCP Midstream LLC,
8.13%, 08/16/2030	35,000	33,688
DDR Corp., 3.63%, 02/01/2025,
Callable 11/1/2024 @ 100	100,000	98,149
Discover Financial Services,
3.95%, 11/06/2024, Callable
8/6/2024 @ 100	100,000	100,227
Discovery Communications, Inc.,
4.90%, 03/11/2026,
Callable 0 @ 100	35,000	36,876
DISH DBS Corp.,
5.88%, 07/15/2022	50,000	48,625
Dominion Resources, Inc.,
3.90%, 10/01/2025, Callable
7/1/2025 @ 100	40,000	42,056
eBay, Inc., 2.50%, 03/09/2018	40,000	40,741
Electronic Arts, Inc.,
3.70%, 03/01/2021	35,000	36,589

See notes to financial statements.	HSBC FAMILY OF FUNDS 55

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
EMC Corp., 1.88%, 06/01/2018	30,000	29,669
Endo Finance LLC, 5.88%, 01/15/2023,
Callable 7/15/2017 @ 104	50,000	47,875
Energy Transfer Equity LP,
5.88%, 01/15/2024, Callable
10/15/2023 @ 100	25,000	23,375
Energy Transfer Partners LP,
3.60%, 02/01/2023, Callable
11/1/2022 @ 100	100,000	91,525
Enterprise Products Partners LP,
3.95%, 02/15/2027, Callable
11/15/2026 @ 100	20,000	20,696
Enterprise Products Partners LP,
7.03%, 01/15/2068, Callable
1/15/2018 @ 100(a)	100,000	102,499
Equinix, Inc., 5.88%, 01/15/2026,
Callable 1/15/2021 @ 103	50,000	52,906
ESH Hospitality, Inc., 5.25%,
05/01/2025, Callable
5/1/2020 @ 100 (c)	30,000	29,588
Fidelity National Information Services,
Inc., 3.63%, 10/15/2020, Callable
9/15/2020 @ 100	85,000	88,979
Fifth Third Bancorp, 4.90%,
12/29/2049, Callable
9/30/2019 @ 100(a)	50,000	43,688
First Data Corp., 5.00%, 01/15/2024,
Callable 1/15/2019 @ 103	35,000	35,350
First Horizon National Corp.,
3.50%, 12/15/2020, Callable
11/15/2020 @ 100	50,000	50,182
First Quality Finance Co., Inc.,
4.63%, 05/15/2021, Callable
5/15/2016 @ 103	28,000	26,670
Ford Motor Credit Co. LLC,
2.24%, 06/15/2018	200,000	201,346
Freeport-McMoRan Oil & Gas LLC,
6.50%, 11/15/2020, Callable
6/9/2016 @ 105	30,000	28,350
Freeport-McMoRan, Inc.,
2.30%, 11/14/2017	100,000	97,499
Freeport-McMoRan, Inc.,
3.10%, 03/15/2020	21,000	18,848
Freeport-McMoRan, Inc.,
3.88%, 03/15/2023, Callable
12/15/2022 @ 100	12,000	10,020
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 01/31/2022	50,000	55,000
Frontier Communications Corp.,
8.88%, 09/15/2020, Callable
6/15/2020 @ 100	45,000	47,644
General Motors Co., 6.60%,
04/01/2036, Callable
10/1/2035 @ 100	35,000	40,938
General Motors Financial Co., Inc.,
3.10%, 01/15/2019, Callable
7/15/2018 @ 100	40,000	41,005
General Motors Financial Co., Inc.,
4.30%, 07/13/2025, Callable
4/13/2025 @ 100	150,000	153,875
General Motors Financial Co., Inc.,
5.25%, 03/01/2026, Callable
12/1/2025 @ 100	35,000	38,375
Genesis Energy LP, 5.75%,
02/15/2021, Callable
2/15/2017 @ 103	25,000	23,500
Genesis Energy LP, 6.75%,
08/01/2022, Callable
8/1/2018 @ 103	23,000	22,081
Glencore International AG,
4.63%, 04/29/2024 (c)	5,000	4,513
GLP Capital LP, 4.38%, 04/15/2021	2,000	2,045
GLP Capital LP, 5.38%, 04/15/2026	5,000	5,206
Goldman Sachs Group, Inc.,
3.75%, 02/25/2026, Callable
11/25/2025 @ 100	30,000	30,839
Goldman Sachs Group, Inc.,
5.37%, 12/31/2049, Callable
5/10/2020 @ 100 (a)	50,000	48,099
Greif, Inc., 7.75%, 08/01/2019	30,000	33,675
Halliburton Co., 4.85%, 11/15/2035,
Callable 5/15/2035 @ 100	35,000	35,701
HCA Holdings, Inc., 5.25%,
04/15/2025, Callable
10/15/2020 @ 105	100,000	103,499
HealthSouth Corp., 5.75%, 11/01/2024,
Callable 11/1/2017 @ 103	27,000	27,878
Hewlett Packard Enterprise Co.,
3.60%, 10/15/2020, Callable
9/15/2020 @ 100	42,000	43,508
HJ Heinz Corp II, 1.60%, 06/30/2017	150,000	150,494
Host Hotels & Resorts LP,
4.50%, 02/01/2026, Callable
11/1/2025 @ 100	50,000	51,653
Hyundai Capital America,
1.88%, 08/09/2016	100,000	100,191
IHS, Inc., 5.00%, 11/01/2022,
Callable 8/1/2022 @ 100	35,000	36,575
Infor, Inc., 5.75%, 08/15/2020,
Callable 8/15/2017 @ 103	2,000	2,108
International Lease Finance Corp.,
5.88%, 08/15/2022	100,000	109,750
Kaiser Aluminum Corp.,
5.88%, 05/15/2024, Callable
5/15/2019 @ 104 (c)	35,000	35,722
Kilroy Realty Corp., 4.38%,
10/01/2025, Callable
7/1/2025 @ 100	40,000	42,221
Kimco Realty Corp., 3.40%,
11/01/2022, Callable
9/1/2022 @ 100	40,000	40,942
Kinder Morgan, Inc., 3.05%,
12/01/2019, Callable
11/1/2019 @ 100	150,000	149,143

56 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Kinder Morgan, Inc., 5.05%,
02/15/2046, Callable
8/15/2045 @ 100	100,000	88,743
Kindred Healthcare, Inc.,
6.38%, 04/15/2022, Callable
4/15/2017 @ 105	50,000	45,875
L Brands, Inc., 6.88%, 11/01/2035	3,000	3,300
L Brands, Inc., 6.95%, 03/01/2033	50,000	51,500
Lear Corp., 5.25%, 01/15/2025,
Callable 1/15/2020 @ 103	50,000	53,000
Lennar Corp., 4.75%, 05/30/2025,
Callable 2/28/2025 @ 100	70,000	70,174
Lennar Corp., 4.88%, 12/15/2023,
Callable 9/15/2023 @ 100	20,000	20,250
Level 3 Communications, Inc.,
5.25%, 03/15/2026, Callable
3/15/2021 @ 103 (c)	36,000	36,539
Level 3 Financing, Inc.,
5.13%, 05/01/2023, Callable
5/1/2018 @ 103	25,000	25,438
Level 3 Financing, Inc.,
5.38%, 01/15/2024, Callable
1/15/2019 @ 103	11,000	11,220
LifePoint Health, Inc., 5.50%,
12/01/2021, Callable
12/1/2016 @ 104	50,000	52,000
Marathon Oil Corp.,
2.70%, 06/01/2020, Callable
5/1/2020 @ 100	100,000	93,163
Masco Corp., 3.50%, 04/01/2021	40,000	40,600
McDonald’s Corp., 2.75%,
12/09/2020, Callable
11/9/2020 @ 100	35,000	36,327
McDonald’s Corp., 4.88%,
12/09/2045, MTN, Callable
6/9/2045 @ 100	35,000	39,529
MEDNAX, Inc., 5.25%, 12/01/2023,
Callable 12/1/2018 @ 104	8,000	8,300
MGP Escrow Issuer LLC,
5.63%, 05/01/2024, Callable
2/1/2024 @ 100 (c)	12,000	12,488
Molina Healthcare, Inc.,
5.38%, 11/15/2022, Callable
8/15/2022 @ 100 (c)	42,000	43,365
Morgan Stanley, 2.45%,
02/01/2019, MTN	35,000	35,531
MPLX LP, 4.88%, 12/01/2024,
Callable 9/1/2024 @ 100	50,000	48,710
MPT Operating Partnership LP,
6.38%, 02/15/2022, Callable
2/15/2017 @ 103	12,000	12,600
MPT Operating Partnership LP,
6.38%, 03/01/2024, Callable
3/1/2019 @ 105	3,000	3,195
MPT Operating Partnership LP,
6.88%, 05/01/2021, Callable
5/1/2016 @ 103	31,000	32,124
MSCI, Inc., 5.75%, 08/15/2025,
Callable 8/15/2020 @ 103 (c)	20,000	21,325
National CineMedia LLC,
6.00%, 04/15/2022, Callable
4/15/2017 @ 103	30,000	31,425
Navient Corp., 8.00%,
03/25/2020, MTN	75,000	78,000
Newell Brands, Inc., 5.00%,
11/15/2023, Callable
11/15/2018 @ 104	8,000	8,442
Newell Brands, Inc., 5.38%,
04/01/2036, Callable
10/1/2035 @ 100	35,000	38,339
Newell Brands, Inc., 5.50%,
04/01/2046, Callable
10/1/2045 @ 100	35,000	38,919
NextEra Energy Capital,
2.06%, 09/01/2017	100,000	100,735
Noble Energy, Inc., 5.05%,
11/15/2044, Callable
5/1/2044 @ 100	100,000	94,623
Norfolk Southern Corp.,
4.65%, 01/15/2046, Callable
7/15/2045 @ 100	20,000	21,908
Outfront Media Capital LLC,
5.25%, 02/15/2022, Callable
2/15/2017 @ 104	25,000	25,750
Outfront Media Capital LLC,
5.88%, 03/15/2025, Callable
9/15/2019 @ 103	10,000	10,450
Owens Corning, Inc., 4.20%,
12/15/2022, Callable
9/15/2022 @ 100	100,000	102,866
Owens-Brockway Packaging, Inc.,
5.00%, 01/15/2022	50,000	51,500
Owens-Brockway Packaging, Inc.,
6.38%, 08/15/2025	5,000	5,388
PBF Holding Co. LLC,
8.25%, 02/15/2020, Callable
6/6/2016 @ 104	75,000	78,188
Penske Truck Leasing Co. LP,
3.20%, 07/15/2020, Callable
6/15/2020 @ 100	100,000	100,827
Philip Morris International, Inc.,
1.25%, 08/11/2017	50,000	50,198
Pilgrim’s Pride Corp., 5.75%,
03/15/2025, Callable
3/15/2020 @ 103	18,000	18,315
Platform Specialty Products Corp.,
6.50%, 02/01/2022, Callable
2/1/2018 @ 103	30,000	26,400
PulteGroup, Inc., 5.50%, 03/01/2026,
Callable 12/1/2025 @ 100	16,000	16,520
Rabobank Capital Funding Trust III,
5.25%, 12/29/2049, Callable
10/21/2016 @ 100	100,000	100,250
Resolute Forest Products, Inc.,
5.88%, 05/15/2023, Callable
5/15/2017 @ 104	50,000	37,625

See notes to financial statements.	HSBC FAMILY OF FUNDS 57

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Reynolds American, Inc.,
5.85%, 08/15/2045, Callable
2/12/2045 @ 100	100,000	123,067
Reynolds Group Issuer, Inc.,
7.13%, 04/15/2019, Callable
6/9/2016 @ 102	100,000	101,875
Rose Rock Midstream LP,
5.63%, 11/15/2023, Callable
6/6/2016 @ 103	50,000	39,000
Sabre Global, Inc., 5.25%, 11/15/2023,
Callable 11/15/2018 @ 104	32,000	32,400
Schlumberger Holdings Corp.,
1.90%, 12/21/2017	20,000	19,955
Service Corp. International,
5.38%, 05/15/2024, Callable
5/15/2019 @ 103	33,000	35,125
Sirius XM Radio, Inc., 6.00%,
07/15/2024, Callable
7/15/2019 @ 103	75,000	79,133
Southern Copper Corp., 6.75%,
04/16/2040	80,000	79,537
Sprint Communications, Inc.,
9.00%, 11/15/2018	10,000	10,563
Sprint Corp., 7.88%, 09/15/2023	100,000	78,000
SunTrust Banks, Inc.,
2.90%, 03/03/2021, Callable
2/3/2021 @ 100	31,000	31,533
Synchrony Financial, 4.50%,
07/23/2025, Callable
4/24/2025 @ 100	100,000	103,687
Taylor Morrison Communities, Inc.,
5.88%, 04/15/2023, Callable
1/15/2023 @ 100	50,000	49,688
Tenet Healthcare Corp.,
6.00%, 10/01/2020	50,000	53,000
The Chemours Co., 6.63%,
05/15/2023, Callable
5/15/2018 @ 105	25,000	21,875
The Williams Cos., Inc.,
4.55%, 06/24/2024, Callable
3/24/2024 @ 100	100,000	86,500
Time Warner Cable, Inc.,
4.50%, 09/15/2042, Callable
3/15/2042 @ 100	100,000	93,631
T-Mobile US, Inc., 6.50%,
01/15/2024, Callable
1/15/2019 @ 103	100,000	106,499
T-Mobile US, Inc., 6.63%,
04/28/2021,
Callable 4/28/2017 @ 103	50,000	52,688
Toll Bros Finance Corp.,
4.88%, 11/15/2025, Callable
8/15/2025 @ 100	20,000	20,150
Tribune Media Co., 5.88%,
07/15/2022, Callable
7/15/2018 @ 103	50,000	49,625
Union Pacific Corp., 4.38%,
11/15/2065, Callable
5/15/2065 @ 100	50,000	51,368
United Rentals, Inc., 4.63%,
07/15/2023, Callable
7/15/2018 @ 103	50,000	49,688
Univision Communications, Inc.,
5.13%, 05/15/2023, Callable
5/15/2018 @ 103	25,000	25,219
Verizon Communications, Inc.,
3.65%, 09/14/2018	100,000	105,309
Verizon Communications, Inc.,
4.27%, 01/15/2036	150,000	150,763
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044, Callable
5/18/2044 @ 100	100,000	102,856
Wells Fargo & Co.,
4.90%, 11/17/2045	35,000	37,823
Wells Fargo & Co., 7.98%,
03/29/2049, Callable
3/15/2018 @ 100 (a)	50,000	52,000
Welltower, Inc., 4.25%,
04/01/2026, Callable
1/1/2026 @ 100	35,000	36,485
Windstream Services LLC,
7.75%, 10/01/2021, Callable
10/1/2016 @ 104	25,000	21,188
WPX Energy, Inc., 8.25%,
08/01/2023,
Callable 6/1/2023 @ 100	50,000	47,000
Zebra Technologies Corp.,
7.25%, 10/15/2022, Callable
10/15/2017 @ 105	23,000	24,900
		9,745,375

TOTAL CORPORATE BONDS
(COST $9,588,676)		9,745,375

Exchange Traded Fund – 0.6%

	Shares
SPDR Barclays High Yield Bond ETF	4,255	150,202
TOTAL EXCHANGE TRADED FUND
(COST $162,954)		150,202

58 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Investment Companies – 5.5%

Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (c)	1,415,031	1,415,031
TOTAL INVESTMENT COMPANIES
(COST $1,415,031)		1,415,031
TOTAL INVESTMENT SECURITIES
(COST $24,742,565) — 97.9%		25,121,460
Other Assets (Liabilities) — 2.1%		532,577
NET ASSETS — 100%		$25,654,037
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ETF — Exchange-Traded Fund MTN — Medium Term Note SPDR — Standard & Poor’s Depositary Receipt LLC — Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Banks	16.6
Oil, Gas & Consumable Fuels	10.3
Sovereign Bonds	8.7
Investment Companies	5.5
Consumer Finance	5.5
Media	4.5
Diversified Telecommunication Services	3.5
Diversified Financial Services	3.3
Insurance	3.1
Health Care Providers & Services	2.4
Metals & Mining	2.3
Construction Materials	2.3
Electric Utilities	2.1
Containers & Packaging	2.0
Chemicals	1.8
Capital Markets	1.7
Multi-Utilities	1.7
Pharmaceuticals	1.6
Real Estate Investment Trusts	1.6
Biotechnology	1.6
Automobiles	1.0
Real Estate Management &
Development	1.0
Food Products	1.0
Trading Companies & Distributors	1.0
Hotels, Restaurants & Leisure	0.9
Auto Components	0.9
Wireless Telecommunication Services	0.9
Household Durables	0.9
Energy Equipment & Services	0.9
Electronic Equipment,
Instruments & Components	0.7
Tobacco	0.7
Road & Rail	0.7
Industrial Conglomerates	0.7
Exchange Traded Fund	0.6
Building Products	0.6
Commercial Services & Supplies	0.5
IT Services	0.5
Food & Staples Retailing	0.4
Paper & Forest Products	0.3
Beverages	0.3
Technology Hardware,
Storage & Peripherals	0.3
Specialty Retail	0.2
Internet Software & Services	0.2
Household Products	0.1
Professional Services	0.1
Communications Equipment	0.1
Software	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Total	97.9

See notes to financial statements.	HSBC FAMILY OF FUNDS 59

HSBC GLOBAL HIGH INCOME BOND FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	UBS AG	6/2/16	250,250	65,000	71,975	(6,975)
Colombian Peso	UBS AG	5/16/16	197,795,000	66,913	69,329	(2,416)
European Euro	Goldman Sachs	5/3/16	250,000	282,489	286,250	(3,761)
European Euro	UBS AG	5/3/16	5,400,000	6,154,704	6,182,997	(28,293)
European Euro	UBS AG	6/2/16	5,575,000	6,370,943	6,389,107	(18,164)
Russian Ruble	UBS AG	6/23/16	4,676,050	65,000	71,296	(6,296)
Turkish Lira	UBS AG	6/6/16	204,527	68,000	72,413	(4,413)
				13,073,049	13,143,367	(70,318)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
Brazilian Real	UBS AG	6/2/16	264,330	65,639	76,024	10,385
Colombian Peso	UBS AG	5/16/16	197,795,000	65,000	69,329	4,329
Colombian Peso	UBS AG	10/19/16	197,795,000	65,300	67,613	2,313
European Euro	UBS AG	5/3/16	75,000	85,545	85,875	330
Mexican Peso	Goldman Sachs	7/7/16	2,315,673	126,360	133,739	7,379
Russian Ruble	UBS AG	6/23/16	4,664,985	58,731	71,128	12,397
Turkish Lira	Bank of America	6/6/16	188,065	65,000	66,585	1,585
Turkish Lira	UBS AG	6/6/16	206,150	66,880	72,988	6,108
				598,455	643,281	44,826

60 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Common Stocks – 97.3%

	Shares	Value ($)
Australia – 3.4%
Telstra Corp. Ltd.	48,416	196,549
Woodside Petroleum Ltd.	6,666	142,691
		339,240
Canada – 2.0%
National Bank of Canada	1,701	60,799
Power Financial Corp.	5,520	145,162
		205,961
China – 1.3%
Industrial & Commercial Bank
of China Ltd., Class H	251,000	134,389
Germany – 4.2%
Muenchener Rueckversicherungs-
Gesellschaft AG, Registered Shares	999	185,695
SAP SE	2,972	233,155
		418,850
Hong Kong – 2.1%
BOC Hong Kong (Holdings) Ltd.	27,500	82,142
China Mobile Ltd.	11,000	126,292
		208,434
India – 2.0%
Infosys Ltd., ADR	10,846	203,905
Indonesia – 1.5%
PT Bank Mandiri (Persero) Tbk	211,400	153,695
Ireland – 1.6%
Accenture plc, Class A	1,468	165,767
Japan – 11.2%
ABC-Mart, Inc.	3,300	214,185
Hitachi High-Technologies Corp.	1,800	48,713
Japan Tobacco, Inc.	3,500	143,030
Mitsubishi Electric Corp.	18,000	191,330
Mitsubishi UFJ Financial
Group, Inc.	14,800	68,312
OTSUKA Corp.	3,800	181,249
Sumitomo Mitsui Financial
Group, Inc.	2,000	60,195
Trend Micro, Inc.	6,000	227,586
		1,134,600
Korea, Republic Of – 2.4%
Kangwon Land, Inc.	3,919	146,525
Samsung Electronics Co. Ltd.	85	92,652
		239,177
Singapore – 1.7%
DBS Group Holdings Ltd.	15,400	174,236
South Africa – 0.6%
Vodacom Group Ltd.	5,142	59,828
Switzerland – 6.3%
Compagnie Financiere Richemont AG,
Registered Shares	707	47,158
Nestle SA, Registered Shares	2,525	188,524
SGS SA, Registered Shares	103	227,174
Swiss Life Holding,
Registered Shares	694	175,579
		638,435
United Kingdom – 13.3%
BAE Systems plc	22,814	159,138
BT Group plc	28,261	183,158
Compass Group plc	13,220	235,386
easyJet plc	7,876	169,725
GlaxoSmithKline plc	8,774	187,490
Signet Jewelers Ltd.	1,579	171,416
Unilever plc	5,331	238,158
		1,344,471
United States – 43.7%
Altria Group, Inc.	3,621	227,073
AutoZone, Inc. (a)	306	234,160
Avery Dennison Corp.	3,041	220,807
Dr Pepper Snapple Group, Inc.	2,536	230,548
Everest Re Group Ltd.	894	165,301
Exxon Mobil Corp.	2,476	218,878
HCA Holdings, Inc. (a)	3,037	244,843
Illinois Tool Works, Inc.	2,129	222,523
Intel Corp.	4,022	121,786
International Business
Machines Corp.	811	118,357
J.B. Hunt Transportation
Services, Inc.	2,635	218,389
Johnson & Johnson	2,207	247,361
JPMorgan Chase & Co.	3,557	224,802
Kimberly-Clark Corp.	1,822	228,096
Microsoft Corp.	1,473	73,459
Nordstrom, Inc.	2,896	148,072
Omnicom Group, Inc.	2,632	218,377
Philip Morris International, Inc.	1,709	167,687
Quintiles Transnational
Holdings, Inc. (a)	3,268	225,721
Ross Stores, Inc.	3,460	196,459
The Goldman Sachs Group, Inc.	797	130,796
The TJX Co., Inc.	1,105	83,781
The Travelers Co., Inc.	2,083	228,921
		4,396,197
TOTAL COMMON STOCKS
(COST $9,684,730)		9,817,185

See notes to financial statements.	HSBC FAMILY OF FUNDS 61

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Investment Companies – 2.4%

	Shares	Value ($)
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (b)	243,010	243,010
TOTAL INVESTMENT COMPANIES
(COST $243,010)		243,010
TOTAL INVESTMENT SECURITIES
(COST $9,927,740) — 99.7%		10,060,195
Other Assets (Liabilities) — 0.3%		29,336
NET ASSETS — 100%		$10,089,531
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
ADR — American Depositary Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Banks	9.4
Specialty Retail	8.9
Insurance	8.8
IT Services	6.6
Software	5.3
Tobacco	5.3
Pharmaceuticals	4.3
Diversified Telecommunication Services	3.8
Oil, Gas & Consumable Fuels	3.6
Health Care Providers & Services	2.4
Personal Products	2.4
Investment Companies	2.4
Diversified Consumer Services	2.3
Professional Services	2.3
Household Products	2.3
Beverages	2.3
Media	2.2
Containers & Packaging	2.2
Life Sciences Tools & Services	2.2
Machinery	2.2
Road & Rail	2.2
Electrical Equipment	1.9
Food Products	1.9
Wireless Telecommunication Services	1.8
Airlines	1.7
Aerospace & Defense	1.6
Multiline Retail	1.5
Hotels, Restaurants & Leisure	1.5
Capital Markets	1.3
Semiconductors & Semiconductor Equipment	1.2
Technology Hardware, Storage & Peripherals	0.9
Electronic Equipment, Instruments & Components	0.5
Textiles, Apparel & Luxury Goods	0.5
Total	99.7

62 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Foreign Bonds – 97.5%

	Principal
	Amount †	Value ($)
Australia – 0.9%
BHP Billiton Ltd., 5.63%, 10/22/79,
Callable 10/22/24 @ 100 (a),(b)	200,000	242,146
Austria – 1.8%
Sappi Ltd., Registered,
4.00%, 4/1/23	100,000	116,493
Telekom Austria AG,
5.62%, 12/29/49, Callable
2/1/18 @ 100 (a),(b)	300,000	362,776
		479,269
Belgium – 1.3%
KBC Groep NV, 5.62%, 3/29/49,
Callable 3/19/19 @ 100 (a),(b)	300,000	330,589
Denmark – 2.7%
Danske Bank A/S, 5.75%, 10/31/49,
Callable 4/6/20 @ 100 (a),(b)	200,000	227,262
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/33 @ 100 (a),(b)	300,000	374,811
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	109,024
		711,097
France – 23.9%
Accor SA, 4.13%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	200,000	228,407
Arkema SA, 4.75%, 10/29/49, Callable
10/29/20 @ 100 (a),(b)	200,000	236,090
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	400,000	466,713
BNP Paribas Cardif SA,
4.03%, 11/29/49, Callable
11/25/25 @ 100 (a),(b)	200,000	224,939
BPCE SA, 12.50%, 9/29/49,
Callable 9/30/19 @ 100 (a),(b)	200,000	301,979
Credit Agricole Assurances SA,
4.50%, 10/31/49, Callable
10/14/25 @ 100 (a),(b)	200,000	223,828
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	200,000	223,255
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	200,000	265,639
Crown International Holdings,
Registered, 4.00%, 7/15/22, Callable
4/15/22 @ 100 (b)	300,000	369,230
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	200,000	230,052
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 103 (b)	200,000	240,113
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 102 (b)	400,000	462,539
GDF SUEZ, Series N10,
3.88%, 6/2/49, Callable
6/2/24 @ 100 (a),(b)	300,000	355,322
HomeVi SAS, Registered, 6.88%,
8/15/21, Callable 8/15/17 @ 103 (b)	100,000	121,703
Lion Polaris II SAS, Registered,
4.25%, 8/1/19, Callable
5/16/16 @ 100 (a),(b)	100,000	114,490
Novalis SAS, Registered,
3.00%, 4/30/22, Callable
4/30/18 @ 102 (b)	250,000	290,217
Orange SA, 5.25%, 12/29/49, Callable
2/7/24 @ 100 (a),(b)	750,000	912,580
Solvay SA, 5.42%, 11/29/49, Callable
11/12/23 @ 100 (a),(b)	300,000	352,527
Suez Environnement Co.,
2.50%, 12/29/49, Callable
3/30/22 @ 100 (a),(b)	100,000	114,061
Total SA, Series E, 2.62%, 12/29/49,
Callable 2/26/25 @ 100 (a),(b)	300,000	318,568
Veolia Environnement SA,
4.45%, 1/29/49, Callable
4/16/18 @ 100 (a),(b)	200,000	239,293
		6,291,545
Germany – 11.9%
Allianz SE, 4.75%, 10/29/49, Callable
10/24/23 @ 100 (a),(b)	200,000	252,590
Bayer AG, 3.75%, 7/1/74, Callable
7/1/24 @ 100 (a),(b)	250,000	297,683
Bertelsmann SE & Co. KGaA,
3.00%, 4/23/75, Callable
4/23/23 @ 100 (a),(b)	100,000	112,051
Commerzbank AG, Series E,
7.75%, 3/16/21	200,000	280,148
Commerzbank AG, Series E,
4.00%, 3/23/26	150,000	178,380
Deutsche Raststatten Gruppe,
Registered, 6.75%, 12/30/20,
Callable 12/30/16 @ 103 (b)	100,000	122,172
Merck KGaA, 2.62%, 12/12/74,
Callable 6/12/21 @ 100 (a),(b)	200,000	232,300
Muenchener Rueckversicherungs,
5.77%, 6/29/49, Callable
6/12/17 @ 100 (a),(b)	250,000	299,963
Techem Energy Metereing Service
GMBH, Registered, 6.13%, 10/1/19,
Callable 6/6/16 @ 104.59 (b)	100,000	119,831
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102 (b)	400,000	476,278
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102 (b)	500,000	599,641
WEPA Hygieneprodukte GmbH,
Registered, 6.50%, 5/15/20,
Callable 6/6/16 @ 104.88 (b)	150,000	180,748
		3,151,785
Ireland – 0.9%
Aquarius & Investment PLC, Series E,
4.25%, 10/2/43 (a)	100,000	127,089
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/1/21, Callable
3/10/21 @ 100 (b)	100,000	122,218
		249,307

See notes to financial statements.	HSBC FAMILY OF FUNDS 63

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Foreign Bonds, continued

	Principal
	Amount †	Value ($)
Jersey – 0.9%
Avis Budget Car Rental LLC,
Registered, 6.00%, 3/1/21,
Callable 6/6/16 @ 105 (b)	100,000	118,378
Lincoln Finance Holdings Pte Ltd.,
Registered, 6.88%, 4/15/21,
Callable 4/15/18 @ 103.44 (b)	100,000	122,647
		241,025
Luxembourg – 9.2%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	200,000	248,214
Dufry International AG, Registered,
4.50%, 8/1/23, Callable
8/1/18 @ 103 (b)	100,000	122,075
Elior Finance & Co. SCA, Registered,
6.50%, 5/1/20, Callable
5/1/16 @ 105 (b)	202,857	243,979
Fiat Chrysler Automobiles NV,
Series G, 4.75%, 7/15/22	300,000	374,382
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	100,000	130,289
Glencore International AG, Series E,
1.75%, 3/17/25, Callable
12/17/24 @ 100 (b)	100,000	95,776
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	300,000	427,620
P4 SP Zoo, Registered, 5.25%, 2/1/19,
Callable 6/6/16 @ 103 (b)	100,000	117,533
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	300,000	440,627
Telenet Finance VI Luxembourg
SCA, Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102 (b)	200,000	232,277
		2,432,772
Mexico – 1.4%
America Movil Sab de CV, Series B,
6.37%, 9/6/73, Callable 9/6/23 @
100 (a),(b)	200,000	253,043
Cemex SAB de CV, Registered, 4.38%,
3/5/23, Callable 3/5/19 @ 102 (b)	100,000	111,914
		364,957
Netherlands – 18.0%
ABN AMRO Bank NV, 7.13%, 7/6/22	200,000	289,506
ABN AMRO Bank NV,
5.75%, 12/29/49, Callable
9/22/20 @ 100 (a),(b)	200,000	218,676
Allianz SE, 4.37%, 12/29/49, Callable
2/17/17 @ 100 (a),(b)	200,000	234,346
Cooperatieve Rabobank UA,
5.50%, 1/22/49, Callable
6/29/20 @ 100 (a),(b)	200,000	219,317
Fresenius SE & Co., Registered,
4.00%, 2/1/24	250,000	341,467
Gas Natural Fenosa Finance
BV, 4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	115,371
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 102 (b)	250,000	300,965
Iberdrola SA, 5.75%, 2/27/49,
Callable 2/27/18 @ 100 (a),(b)	200,000	245,061
ING Bank NV, Series E,
3.00%, 4/11/28 (a)	100,000	117,694
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable
7/15/16 @ 105 (b)	100,000	120,529
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	300,000	367,513
NN Group NV, 4.62%, 4/8/44,
Callable 4/8/24 @ 100 (a),(b)	200,000	243,198
PHOENIX Pharmahandel GmbH & Co.,
3.63%, 7/30/21	200,000	248,262
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 5/15/17 @ 102 (b)	300,000	353,774
Swiss Reinsurance Co.,
2.60%, 12/29/49, Callable
9/1/25 @ 100 (a),(b)	400,000	437,855
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	200,000	251,424
UPC Holding BV, Registered, 6.38%,
9/15/22, Callable 9/15/17 @ 103 (b)	100,000	122,218
Volkswagen AG, 2.50%, 12/29/49,
Callable 3/20/22 @ 100 (a),(b)	300,000	303,971
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	200,000	238,494
		4,769,641
Spain – 2.2%
Almirall SA, Registered, 4.63%, 4/1/21,
Callable 4/1/17 @ 102 (b)	100,000	119,928
Banco Santander SA, 6.25%, 3/12/49,
Callable 3/12/19 @ 100 (a),(b)	100,000	100,322
Caixabank SA, 5.00%, 11/14/23,
Callable 11/14/18 @ 100 (a),(b)	100,000	118,968
Ence Energia y Celulosa SA,
Registered, 5.38%, 11/1/22,
Callable 11/1/18 @ 102.69 (b)	100,000	120,438
Mapfre SA, 5.92%, 7/24/37,
Callable 7/24/17 @ 100 (a),(b)	100,000	118,619
		578,275
Sweden – 0.9%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	200,000	231,842
Switzerland – 2.3%
Credit Suisse AG, 5.75%, 9/18/25,
Callable 9/18/20 @ 100 (a),(b)	200,000	245,256
UBS AG, 4.75%, 2/12/26, Callable
2/12/21 @ 100 (a),(b)	100,000	120,529
UBS Group AG, 5.75%, 12/29/49,
Callable 2/19/22 @ 100 (a),(b)	200,000	229,575
		595,360

64 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Foreign Bonds, continued

	Principal
	Amount †	Value ($)
United Kingdom – 14.3%
Aviva PLC, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	300,000	312,560
Barclays Bank PLC, 14.00%, 11/29/49,
Callable 6/15/19 @ 100 (a),(b)	150,000	272,548
Barclays PLC, 6.50%, 12/29/49,
Callable 9/15/19 @ 100 (a),(b)	200,000	211,806
GKN Holdings PLC, 5.38%, 9/19/22	150,000	242,843
Heathrow Finance PLC,
5.38%, 9/2/19	300,000	473,091
Lloyds Banking Group PLC,
6.37%, 6/27/49, Callable
6/27/20 @ 100 (a),(b)	200,000	223,482
National Grid PLC, 4.25%, 6/18/76,
Callable 6/18/20 @ 100 (a),(b)	350,000	420,484
Nationwide Building Society,
Series E, 6.88%, 3/11/49,
Callable 6/20/19 @ 100 (a),(b)	100,000	138,055
Rexam PLC, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	100,000	115,452
Royal Bank of Scotland Group
PLC, 5.50%, 11/29/49, Callable
6/30/16 @ 100 (b)	250,000	268,866
SSE PLC, 3.88%, 12/29/49, Callable
9/10/20 @ 100 (a),(b)	200,000	285,606
Tesco PLC, 6.13%, 2/24/22	150,000	242,702
Thomas Cook Group PLC,
Registered, 7.75%, 6/15/20,
Callable 6/15/16 @ 104 (b)	100,000	118,486
Virgin Media Investment Holdings Ltd.
Registered, 6.00%, 4/15/21, Callable
4/15/17 @ 103 (b)	225,000	341,522
Worldpay Finance PLC, Registered,
3.75%, 11/15/22	100,000	119,928
		3,787,431
United States – 4.9%
Ball Corp., 4.38%, 12/15/23	100,000	124,508
Celanese Corp., 3.25%, 10/15/19	200,000	241,001
Kinder Morgan, Inc., 2.25%, 3/16/27	100,000	100,586
MPT Operating Partnership
LP, 4.00%, 8/19/22, Callable
5/19/22 @ 100 (b)	100,000	118,898
Newell Brands, Inc., Registered,
3.75%, 10/1/21	300,000	362,824
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/6/16 @ 100 (b)	100,000	122,387
ZF Friedrichshafen AG,
2.75%, 4/27/23	200,000	234,990
		1,305,194
TOTAL FOREIGN BONDS
(COST $23,479,990)		25,762,235

Investment Companies – 1.5%

	Shares	Value ($)
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.24% (c)	408,201	408,201
TOTAL INVESTMENT COMPANIES
(COST $408,201)		408,201
TOTAL INVESTMENT SECURITIES
(COST $23,888,191) — 99.0%		26,170,436
Other Assets (Liabilities) — 1.0%		270,332
NET ASSETS — 100%		$26,440,768
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on April 30, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.
MTN — Medium Term Note LLC — Limited Liability Company

See notes to financial statements.	HSBC FAMILY OF FUNDS 65

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2016:

Percentage of Net Assets
Industry	at Value (%)
Banks	14.4
Insurance	13.4
Diversified Telecommunication Services	7.7
Media	5.4
Auto Components	4.6
Electric Utilities	4.3
Multi-Utilities	4.2
Hotels, Restaurants & Leisure	4.0
Containers & Packaging	3.3
Diversified Financial Services	3.2
Chemicals	3.1
Food & Staples Retailing	2.7
Automobiles	2.5
Pharmaceuticals	2.5
Capital Markets	2.3
Construction Materials	2.0
Health Care Providers & Services	1.8
Transportation Infrastructure	1.8
Commercial Services & Supplies	1.6
Oil, Gas & Consumable Fuels	1.6
Investment Companies	1.5
Real Estate Management & Development	1.4
Wireless Telecommunication Services	1.4
Household Durables	1.4
Metals & Mining	1.3
Road & Rail	1.3
Machinery	1.3
IT Services	1.0
Paper & Forest Products	0.9
Household Products	0.7
Real Estate Investment Trusts	0.4
Total	99.0

At April 30, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
British Pound	Royal Bank of Canada	6/6/16	1,401,000	1,990,570	2,046,918	(56,348)
European Euro	Credit Agricole	6/6/16	22,020,000	25,102,533	25,239,052	(136,519)
				27,093,103	27,285,970	(192,867)

			Contract			Net Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	Value ($)	($)
European Euro	Credit Agricole	6/6/16	400,000	455,405	458,475	3,070
				455,405	458,475	3,070

66 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

					Asia ex-Japan
	Emerging	Emerging	Frontier	Total	Smaller
	Markets	Markets Local	Markets	Return	Companies
	Debt Fund	Debt Fund	Fund	Fund	Equity Fund
Assets:
Investments securities, at value	8,976,253	13,474,663	59,838,396	163,007,915	9,887,578
Total Investments	8,976,253	13,474,663	59,838,396	163,007,915	9,887,578
Segregated cash for collateral	—	330,000	—	1,290,000	—
Foreign currency, at value	12,509	225,729	895,298	280,740	71,499
Unrealized appreciation on forward foreign currency
exchange contracts	178,574	772,149	—	28,511,476	—
Interest and dividends receivable	124,184	181,930	196,693	1,053,925	20,576
Swap agreements, at value	57,868	18,944	—	2,727,037	—
Receivable for capital shares issued	—	11,000	—	21,570	—
Receivable for investments sold	64,325	1,112,489	672,114	18,569,751	109,822
Reclaims receivable	—	2,262	10,030	91,921	—
Receivable from Investment Adviser	9,714	10,998	—	—	6,115
Prepaid expenses	16,842	10,636	12,026	40,351	28,169
Total Assets	9,440,269	16,150,800	61,624,557	215,603,836	10,123,759
Liabilities:
Cash overdraft	—	—	655,472	—	—
Dividends payable	1,293	—	—	—	—
Unrealized depreciation on forward foreign currency
exchange contracts	96,839	499,891	—	18,040,596	—
Payable for investments purchased	5,180	—	—	457,496	51,238
Cash received as collateral for derivatives	—	—	—	22,820,000	—
Swap agreements, at value	15,769	109,055	—	1,342,653	—
Payable for capital shares redeemed	1,366	22,823	81,170	24,968,255	—
Variation margin on futures contracts	109	—	—	—	—
Accrued expenses and other payables:
Investment Management	—	—	46,880	284,343	—
Administration	343	476	1,887	14,446	315
Shareholder Servicing	120	116	1,812	1,572	14
Compliance Services	103	154	422	2,720	18
Accounting	6,285	5,938	7,157	6,428	7,117
Custodian	1,062	17,394	123,301	59,342	30,218
Transfer Agent	6,269	6,706	7,652	76,916	6,193
Trustee	247	194	1,075	2,800	26
Other	17,366	19,999	27,647	89,557	18,816
Total Liabilities	152,351	682,746	954,475	68,167,124	113,955
Net Assets	$9,287,918	$15,468,054	$60,670,082	$147,436,712	$10,009,804

See notes to financial statements.	HSBC FAMILY OF FUNDS 67

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited) (continued)

					Asia ex-Japan
	Emerging	Emerging	Frontier	Total	Smaller
	Markets	Markets Local	Markets	Return	Companies
	Debt Fund	Debt Fund	Fund	Fund	Equity Fund
Composition of Net Assets:
Capital	9,569,093	18,651,813	95,153,310	178,595,617	10,316,410
Accumulated net investment income/(loss)	(40,693)	(234,416)	330,817	(465,135)	(39,058)
Accumulated net realized gains/(losses)
from investments	(336,100)	(2,414,290)	(28,287,180)	(41,750,450)	(687,503)
Net unrealized appreciation (depreciation)
on investments	95,618	(535,053)	(6,526,865)	11,056,680	419,955
Net Assets	$9,287,918	$15,468,054	$60,670,082	$147,436,712	$10,009,804

Net Assets:
Class A Shares	$639,097	$158,637	$8,004,657	$7,936,523	$158,936
Class I Shares	8,648,821	15,309,417	52,665,425	139,497,117	9,751,729
Class S Shares	—	—	—	3,072	99,139
Total	$9,287,918	$15,468,054	$60,670,082	$147,436,712	$10,009,804
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	63,401	22,075	703,949	813,697	16,351
Class I Shares	862,096	2,130,083	4,609,961	14,236,385	1,004,486
Class S Shares	—	—	—	315	10,209
Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares	$10.08	$7.19	$11.37	$9.75	$9.72
Class I Shares	$10.03	$7.19	$11.42	$9.80	$9.71
Class S Shares	$—	$—	$—	$9.76	$9.71
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	5.00%	4.75%	5.00%
Maximum Offering Price per share (Net Asset Value /
(100%-maximum sales charge))
Class A Shares	$10.58	$7.55	$11.97	$10.24	$10.23
Total Investments, at cost	$8,976,391	$14,211,676	$66,366,495	$162,417,038	$9,467,671
Foreign Currency, at cost	$12,178	$222,020	$895,116	$276,990	$71,450

68 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited) (continued)

			Global	Euro
	Global	Global	Equity	High Yield
	High Yield	High Income	Volatility	Bond Fund
	Bond Fund	Bond Fund	Focused Fund	(USD Hedged)
Assets:
Investments securities, at value	24,979,230	25,121,460	10,060,195	26,170,436
Total Investments	24,979,230	25,121,460	10,060,195	26,170,436
Segregated cash for collateral	59,061	100,000	—	—
Foreign currency, at value	41,453	163,654	1,468	74,693
Unrealized appreciation on forward foreign currency exchange contracts	51,872	44,826	—	3,070
Interest and dividends receivable	388,766	343,925	21,216	484,935
Receivable for investments sold	153,350	232,550	—	254,167
Reclaims receivable	—	1,769	5,779	6,410
Receivable from Investment Adviser	995	1,584	7,736	2,225
Variation margin on swap agreements	111	—	—	—
Prepaid expenses	13,661	13,464	20,101	—
Total Assets	25,688,499	26,023,232	10,116,495	26,995,936
Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	60,827	70,318	—	192,867
Payable for investments purchased	475,904	141,635	—	—
Cash received as collateral for derivatives	—	100,000	—	320,000
Accrued expenses and other payables:
Administration	774	795	321	568
Shareholder Servicing	142	153	45	235
Compliance Services	—	—	67	77
Accounting	3,360	3,401	3,440	2,653
Custodian	19,238	14,579	7,765	11,363
Transfer Agent	5,411	5,394	4,746	2,809
Trustee	276	255	346	315
Other	31,888	32,665	10,234	24,281
Total Liabilities	597,820	369,195	26,964	555,168
Net Assets	$25,090,679	$25,654,037	$10,089,531	$26,440,768

See notes to financial statements.	HSBC FAMILY OF FUNDS 69

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited) (continued)

			Global	Euro
	Global	Global	Equity	High Yield
	High Yield	High Income	Volatility	Bond Fund
	Bond Fund	Bond Fund	Focused Fund	(USD Hedged)
Composition of Net Assets:
Capital	25,809,711	25,530,770	10,028,279	25,000,000
Accumulated net investment income/(loss)	52,284	18,161	61,781	257,711
Accumulated net realized gains/(losses) from investments	(495,139)	(270,810)	(133,626)	(928,409)
Net unrealized appreciation (depreciation) on investments	(276,177)	375,916	133,097	2,111,466
Net Assets	$25,090,679	$25,654,037	$10,089,531	$26,440,768

Net Assets:
Class A Shares	$146,795	$102,329	$100,725	$105,690
Class I Shares	24,943,884	25,551,708	9,988,806	26,335,078
Total	$25,090,679	$25,654,037	$10,089,531	$26,440,768
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	15,168	10,217	10,024	10,000
Class I Shares	2,575,206	2,549,224	992,841	2,490,000
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.68	$10.02	$10.05	$10.57
Class I Shares	$9.69	$10.02	$10.06	$10.58
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	5.00%	4.75%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$10.16	$10.52	$10.58	$11.10
Total Investments, at cost	$25,294,216	$24,742,565	$9,927,740	$23,888,191
Foreign currency, at cost	$28,357	$145,014	$1,468	$74,105

70 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

		Emerging			Asia ex-Japan
	Emerging	Markets	Frontier	Total	Smaller
	Markets	Local Debt	Markets	Return	Companies
	Debt Fund	Fund	Fund	Fund	Equity Fund
Investment Income:
Interest	$264,760	$438,871	$145,325	$8,344,378	$—
Dividends	1,172	1,868	1,335,267	40,335	82,350
Foreign tax withholding	—	(10,025)	(102,587)	—	(5,476)
Total Investment Income	265,932	430,714	1,378,005	8,384,713	76,874
Expenses:
Investment Management	28,180	34,473	526,660	2,119,906	48,121
Advisory Services:
Operational Support - Class A Shares	650	149	13,561	7,047	274
Operational Support - Class I Shares	5,311	6,820	35,352	233,304	4,628
Administration:
Class A Shares	149	34	3,142	1,623	64
Class S Shares	—	—	—	5,778	21
Class I Shares	2,428	3,104	16,277	107,376	2,110
Shareholder Servicing:
Class A Shares	794	255	17,039	8,806	180
Accounting	29,582	29,013	32,823	34,742	36,356
Compliance Services	199	198	1,302	8,640	96
Custodian	10,807	42,535	206,163	162,224	36,251
Printing	1,554	3,423	10,464	69,913	979
Professional	20,424	20,647	26,453	58,981	22,283
Transfer Agent	14,893	15,211	24,974	274,725	11,815
Trustee	423	435	2,907	15,038	183
Registration fees	17,705	17,347	14,448	22,757	15,467
Other	5,082	12,099	8,216	31,486	1,666
Total expenses before fee and expense reductions	138,181	185,743	939,781	3,162,346	180,494
Fees contractually reduced/reimbursed by
Investment Adviser	(89,247)	(126,920)	(141,886)	(84,241)	(112,746)
Fees voluntarily reduced by Investment Adviser	—	—	—	(401)	—
Net Expenses	48,934	58,823	797,895	3,077,704	67,748

Net Investment Income	216,998	371,891	580,110	5,307,009	9,126

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments	(173,915)	(747,416)	(20,811,848)	(23,601,585)	(595,040)
Net realized gains (losses) from swap agreements	2,624	23,598	—	(5,025,268)	—
Net realized gains (losses) from futures contracts	(416)	—	—	734,010	—
Net realized gains (losses) from forward foreign currency
exchange contracts	(64,849)	(496,651)	—	(12,050,226)	—
Foreign taxes on realized gains	—	—	(59,799)	—	—
Change in unrealized appreciation/depreciation
on investments	472,111	1,939,157	13,009,250	40,572,040	818,235
Net realized/unrealized gains (losses) on investments	235,555	718,688	(7,862,397)	628,971	223,195
Change in Net Assets Resulting from Operations	$452,553	$1,090,579	$(7,282,287)	$5,935,980	$232,321
See notes to financial statements.	HSBC FAMILY OF FUNDS 71

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

			Global Equity	Euro High
	Global High	Global High	Volatility	Yield Bond
	Yield Bond	Income Bond	Focused	Fund (USD
	Fund	Fund	Fund(a)	Hedged)(b)
Investment Income:
Interest	$664,241	$517,716	$—	$316,297
Dividends	5,987	6,095	151,172	1,247
Foreign tax withholding	—	(2,085)	(15,722)	(2,638)
Total Investment Income	670,228	521,726	135,450	314,906
Expenses:
Investment Management	77,478	79,615	35,733	46,388
Advisory Services:
Operational Support - Class A Shares	68	49	48	29
Administration:
Class A Shares	31	21	15	6
Class I Shares	5,408	5,568	1,496	1,559
Shareholder Servicing:
Class A Shares	138	95	45	235
Accounting	36,365	39,626	16,023	7,362
Compliance Services	225	231	142	193
Custodian	13,130	12,828	7,765	11,363
Printing	2,777	1,935	1,005	2,044
Professional	23,383	24,932	20,696	14,685
Transfer Agent	13,435	13,409	6,442	2,811
Trustee	633	617	439	563
Registration fees	19,685	19,683	16,902	9,699
Other	1,228	1,264	2,931	1,437
Total expenses before fee and expense reductions	193,984	199,873	109,682	98,374
Fees contractually reduced/reimbursed by Investment Adviser	(98,462)	(101,782)	(64,292)	(41,179)
Net Expenses	95,522	98,091	45,390	57,195

Net Investment Income	574,706	423,635	90,060	257,711

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments	(320,909)	(168,087)	(133,626)	93,953
Net realized gains (losses) from swap agreements	9,688	—	—	—
Net realized gains (losses) from forward foreign currency
exchange contracts	(100,381)	(91,300)	—	(1,022,362)
Change in unrealized appreciation/depreciation on investments	405,974	695,099	133,097	2,111,466
Net realized/unrealized gains (losses) on investments	(5,628)	435,712	(529)	1,183,057
Change in Net Assets Resulting from Operations	$569,078	$859,347	$89,531	$1,440,768
____________________

(a)	Commencement of operations on November 4, 2015.
(b)	Commencement of operations on January 19, 2016.

72 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Emerging Markets Debt Fund		Emerging Markets Local Debt Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$216,998	$1,275,204	$371,891	$1,536,697
Net realized gains (losses) from investments	(236,556)	41,243	(1,220,469)	(7,405,267)
Change in unrealized appreciation/depreciation
on investments	472,111	(1,340,632)	1,939,157	(466,253)
Change in net assets resulting from operations	452,553	(24,185)	1,090,579	(6,334,823)

Distributions:
Net investment income:
Class A Shares	(15,763)	(44,498)	(3,025)	—
Class I Shares	(349,228)	(1,280,018)	(265,815)	—
Class S Shares	—	(3,208)	—	—
Tax return of capital:
Class A Shares	—	—	—	(8,557)
Class I Shares	—	—	—	(1,284,487)
Class S Shares	—	—	—	(2,175)
Change in net assets resulting from shareholder distributions	(364,991)	(1,327,724)	(268,840)	(1,295,219)
Change in net assets resulting from capital transactions	(2,808,146)	(28,801,053)	(294,157)	(18,396,960)
Change in net assets	(2,720,584)	(30,152,962)	527,582	(26,027,002)

Net Assets:
Beginning of period	12,008,502	42,161,464	14,940,472	40,967,474
End of period	$9,287,918	$12,008,502	$15,468,054	$14,940,472
Accumulated net investment income (loss)	$(40,693)	$107,300	$(234,416)	$(337,467)

See notes to financial statements.	HSBC FAMILY OF FUNDS 73

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Debt Fund		Emerging Markets Local Debt Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$3,540	$154,619	$5,762	$—
Dividends reinvested	15,704	44,441	3,024	8,557
Value of shares redeemed	(130,294)	(599,630)	(12,530)	(90,981)
Class A Shares capital transactions	(111,050)	(400,570)	(3,744)	(82,424)

Class I Shares:
Proceeds from shares issued	1,247,449	3,340,762	3,586,767	11,655,479
Dividends reinvested	324,550	1,243,140	263,329	1,275,940
Value of shares redeemed	(4,269,095)	(32,860,286)	(4,140,509)	(31,162,475)
Class I Shares capital transactions	(2,697,096)	(28,276,384)	(290,413)	(18,231,056)

Class S Shares:
Dividends reinvested	—	3,207	—	2,175
Value of shares redeemed	—	(127,306)	—	(85,655)
Class S Shares capital transactions	—	(124,099)	—	(83,480)
Change in net assets resulting from capital transactions	$(2,808,146)	$(28,801,053)	$(294,157)	$(18,396,960)

SHARE TRANSACTIONS:
Class A Shares:
Issued	356	15,268	870	—
Reinvested	1,632	4,424	474	1,137
Redeemed	(13,604)	(59,903)	(2,038)	(12,125)
Change in Class A Shares	(11,616)	(40,211)	(694)	(10,988)

Class I Shares:
Issued	130,057	329,261	532,309	1,532,825
Reinvested	33,911	122,734	41,262	168,030
Redeemed	(438,815)	(3,244,276)	(633,697)	(4,224,989)
Change in Class I Shares	(274,847)	(2,792,281)	(60,126)	(2,524,134)

Class S Shares:
Reinvested	—	315	—	278
Redeemed	—	(12,567)	—	(11,421)
Change in Class S Shares	—	(12,252)	—	(11,143)

74 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Frontier Markets Fund		Total Return Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$580,110	$2,683,014	$5,307,009	$6,883,537
Net realized gains (losses) from investments	(20,871,647)	(5,406,004)	(39,943,069)	42,458,028
Change in unrealized appreciation/depreciation
on investments	13,009,250	(24,896,568)	40,572,040	(46,095,093)
Change in net assets resulting from operations	(7,282,287)	(27,619,558)	5,935,980	3,246,472

Distributions:
Net investment income:
Class A Shares	(743,705)	(192,858)	(419,124)	(13,796)
Class I Shares	(3,425,846)	(2,097,889)	(27,626,404)	(20,026,731)
Class S Shares	—	—	(1,555,057)	(485,550)
Net realized gains:
Class A Shares	—	(2,154,630)	(12,753)	—
Class I Shares	—	(13,201,594)	(837,740)	—
Class S Shares	—	—	(44,984)	—
Change in net assets resulting from shareholder distributions	(4,169,551)	(17,646,971)	(30,496,062)	(20,526,077)
Change in net assets resulting from capital transactions	(69,644,376)	(31,420,476)	(1,042,689,283)	179,640,060
Change in net assets	(81,096,214)	(76,687,005)	(1,067,249,365)	162,360,455

Net Assets:
Beginning of period	141,766,296	218,453,301	1,214,686,077	1,052,325,622
End of period	$60,670,082	$141,766,296	$147,436,712	$1,214,686,077
Accumulated net investment income (loss)	$330,817	$3,920,258	$(465,135)	$23,828,441

See notes to financial statements.	HSBC FAMILY OF FUNDS 75

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Frontier Markets Fund		Total Return Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,209,309	$8,927,723	$2,734,670	$7,659,251
Dividends reinvested	699,224	2,249,394	423,157	12,614
Value of shares redeemed	(12,829,611)	(26,837,153)	(2,461,803)	(427,800)
Class A Shares capital transactions	(10,921,078)	(15,660,036)	696,024	7,244,065

Class I Shares:
Proceeds from shares issued	1,999,248	91,482,671	31,640,365	640,885,915
Dividends reinvested	420,590	1,511,793	4,215,498	1,113,194
Value of shares redeemed	(61,143,136)	(108,754,904)	(1,054,369,828)	(470,091,164)
Class I Shares capital transactions	(58,723,298)	(15,760,440)	(1,018,513,965)	171,907,945

Class S Shares:
Proceeds from shares issued	—	—	—	2,500
Dividends reinvested	—	—	1,600,041	485,550
Value of shares redeemed	—	—	(26,471,383)	—
Class S Shares capital transactions	—	—	(24,871,342)	488,050
Change in net assets resulting from capital transactions	$(69,644,376)	$(31,420,476)	$(1,042,689,283)	$179,640,060

SHARE TRANSACTIONS:
Class A Shares:
Issued	103,435	695,088	279,689	742,837
Reinvested	64,326	176,285	44,869	1,229
Redeemed	(1,261,053)	(2,072,641)	(252,536)	(41,537)
Change in Class A Shares	(1,093,292)	(1,201,268)	72,022	702,529

Class I Shares:
Issued	183,176	6,940,980	3,316,863	61,908,735
Reinvested	38,551	118,017	444,858	107,846
Redeemed	(5,456,911)	(8,728,956)	(105,060,524)	(45,305,188)
Change in Class I Shares	(5,235,184)	(1,669,959)	(101,298,803)	16,711,393

Class S Shares:
Issued	—	—	—	244
Reinvested	—	—	169,427	47,047
Redeemed	—	—	(2,719,904)	—
Change in Class S Shares	—	—	(2,550,477)	47,291

76 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Asia ex-Japan Smaller		Global High Yield
	Companies Equity Fund		Bond Fund
	Six Months	For the period	Six Months	For the period
	Ended	Nov. 11, 2014(a)	Ended	Jul. 14, 2015(a)
	April 30,	through	April 30,	through
	2016	Oct. 31, 2015	2016	Oct. 31, 2015
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$9,126	$130,878	$574,706	$325,568
Net realized gains (losses) from investments	(595,040)	(92,483)	(411,602)	(167,788)
Change in unrealized appreciation/depreciation on investments	818,235	(398,280)	405,974	(682,151)
Change in net assets resulting from operations	232,321	(359,885)	569,078	(524,371)

Distributions:
Net investment income:
Class A Shares	(4,956)	(270)	(2,835)	(1,378)
Class I Shares	(164,415)	(19,892)	(519,151)	(285,521)
Class S Shares	(1,774)	(213)	—	—
Change in net assets resulting from shareholder distributions	(171,145)	(20,375)	(521,986)	(286,899)
Change in net assets resulting from capital transactions	235,188	10,093,700	525,547	25,329,310
Change in net assets	296,364	9,713,440	572,639	24,518,040

Net Assets:
Beginning of period	9,713,440	—	24,518,040	—
End of period	$10,009,804	$9,713,440	$25,090,679	$24,518,040
Accumulated net investment income (loss)	$(39,058)	$122,961	$52,284	$(436)

See notes to financial statements.	HSBC FAMILY OF FUNDS 77

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Asia ex-Japan Smaller		Global High Yield
	Companies Equity Fund		Bond Fund
	Six Months	For the period	Six Months	For the period
	Ended	Nov. 11, 2014(a)	Ended	Jul. 14, 2015(a)
	April 30,	through	April 30,	through
	2016	Oct. 31, 2015	2016	Oct. 31, 2015
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$316,607	$163,325	$3,562	$142,411
Dividends reinvested	4,001	270	2,834	1,378
Value of shares redeemed	(291,452)	—	—	—
Class A Shares capital transactions	29,156	163,595	6,396	143,789

Class I Shares:
Proceeds from shares issued	40,000	9,810,000	—	24,900,000
Dividends reinvested	164,415	19,892	519,151	285,521
Value of shares redeemed	(157)	—	—	—
Class I Shares capital transactions	204,258	9,829,892	519,151	25,185,521

Class S Shares:
Proceeds from shares issued	—	100,000	—	—
Dividends reinvested	1,774	213	—	—
Class S Shares capital transactions	1,774	100,213	—	—
Change in net assets resulting from capital transactions	$235,188	$10,093,700	$525,547	$25,329,310

SHARE TRANSACTIONS:
Class A Shares:
Issued	33,533	16,250	376	14,345
Reinvested	418	29	303	144
Redeemed	(33,879)	—	—	—
Change in Class A Shares	72	16,279	679	14,489

Class I Shares:
Issued	4,234	980,911	—	2,490,000
Reinvested	17,216	2,125	55,530	29,676
Change in Class I Shares	21,450	983,036	55,530	2,519,676

Class S Shares:
Issued	—	10,000	—	—
Reinvested	186	23	—	—
Change in Class S Shares	186	10,023	—	—
____________________

(a)	Commencement of operations.

78 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			Global Equity	Euro High Yield
	Global High Income		Volatility	Bond Fund
	Bond Fund		Focused Fund	(USD Hedged)
	Six Months	For the period	For the period	For the period
	Ended	Jul. 14, 2015(a)	Nov. 4, 2015(a)	Jan. 19, 2016(a)
	April 30,	through	through	through
	2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2016
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$423,635	$239,431	$90,060	$257,711
Net realized gains (losses) from investments	(259,387)	(125,559)	(133,626)	(928,409)
Change in unrealized appreciation/depreciation on investments	695,099	(319,183)	133,097	2,111,466
Change in net assets resulting from operations	859,347	(205,311)	89,531	1,440,768

Distributions:
Net investment income:
Class A Shares	(1,330)	(769)	(238)	—
Class I Shares	(360,740)	(213,068)	(28,041)	—
Change in net assets resulting from shareholder distributions	(362,070)	(213,837)	(28,279)	—
Change in net assets resulting from capital transactions	362,070	25,213,838	10,028,279	25,000,000
Change in net assets	859,347	24,794,690	10,089,531	26,440,768

Net Assets:
Beginning of period	24,794,690	—	—	—
End of period	$25,654,037	$24,794,690	$10,089,531	$26,440,768
Accumulated net investment income (loss)	$18,161	$(43,404)	$61,781	$257,711
____________________

(a)	Commencement of operations.

See notes to financial statements.	HSBC FAMILY OF FUNDS 79

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			Global Equity	Euro High Yield
	Global High Income		Volatility	Bond Fund
	Bond Fund		Focused Fund	(USD Hedged)
	Six Months	For the period	For the period	For the period
	Ended	Jul. 14, 2015(a)	Nov. 4, 2015(a)	Jan. 19, 2016(a)
	April 30,	through	through	through
	2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2016
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$—	$100,000	$100,000	$100,000
Dividends reinvested	1,330	769	238	—
Class A Shares capital transactions	1,330	100,769	100,238	100,000

Class I Shares:
Proceeds from shares issued	—	24,900,000	9,900,000	24,900,000
Dividends reinvested	360,740	213,069	28,041	—
Class I Shares capital transactions	360,740	25,113,069	9,928,041	24,900,000
Change in net assets resulting from capital transactions	$362,070	$25,213,838	$10,028,279	$25,000,000

SHARE TRANSACTIONS:
Class A Shares:
Issued	—	10,000	10,000	10,000
Reinvested	138	79	24	—
Change in Class A Shares	138	10,079	10,024	10,000

Class I Shares:
Issued	—	2,490,000	990,000	2,490,000
Reinvested	37,399	21,825	2,841	—
Change in Class I Shares	37,399	2,511,825	992,841	2,490,000
____________________

(a)     Commencement of operations.

80 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EMERGING MARKETS DEBT FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
				Net Realized									Ratio of Net	Ratio of
				and							Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Distributions	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended April 30, 2016
(unaudited)	$9.89	$0.17	(d)	$0.25	$0.42	$(0.23)	$—	$(0.23)	$10.08	4.48%	$639	1.20%	3.52%	2.78%	24%
Year Ended October 31, 2015	10.37	0.37	(d)	(0.42)	(0.05)	(0.43)	—	(0.43)	9.89	(0.52)%	742	1.20%	3.64%	1.84%	90%
Year Ended October 31, 2014	10.42	0.37		0.13	0.50	(0.39)	(0.16)	(0.55)	10.37	5.07%	1,195	1.20%	3.59%	1.51%	51%
Year Ended October 31, 2013	11.42	0.43		(0.74)	(0.31)	(0.47)	(0.22)	(0.69)	10.42	(2.84)%	1,042	1.20%	3.92%	1.48%	53%
Year Ended October 31, 2012	10.23	0.47		1.21	1.68	(0.49)	—	(0.49)	11.42	16.90%	482	1.20%	4.32%	1.55%	54%
Period Ended October 31, 2011(e)	10.00	0.25		0.25	0.50	(0.27)	—	(0.27)	10.23	5.02%	355	1.20%	4.81%	1.38%	10%
CLASS I SHARES
Six Months Ended April 30, 2016
(unaudited)	9.91	0.19	(d)	0.25	0.44	(0.32)	—	(0.32)	10.03	4.58%	8,649	0.85%	3.88%	2.44%	24%
Year Ended October 31, 2015	10.39	0.40	(d)	(0.41)	(0.01)	(0.47)	—	(0.47)	9.91	(0.11)%	11,267	0.85%	3.97%	1.29%	90%
Year Ended October 31, 2014	10.44	0.41		0.13	0.54	(0.43)	(0.16)	(0.59)	10.39	5.43%	40,839	0.85%	3.99%	1.16%	51%
Year Ended October 31, 2013	11.44	0.45		(0.72)	(0.27)	(0.51)	(0.22)	(0.73)	10.44	(2.52)%	41,027	0.85%	4.19%	1.13%	53%
Year Ended October 31, 2012	10.25	0.51		1.20	1.71	(0.52)	—	(0.52)	11.44	17.19%	39,751	0.85%	4.68%	1.28%	54%
Period Ended October 31, 2011(e)	10.00	0.29		0.24	0.53	(0.28)	—	(0.28)	10.25	5.34%	34,257	0.85%	5.07%	1.12%	10%
CLASS S SHARES
Six Months Ended April 30, 2016
(unaudited)(f)	10.13	—		—	—	—	—	—	10.13	—	—	—	—	—	—%
Period Ended October 31, 2015(g)	10.40	0.41	(d)	(0.42)	(0.01)	(0.26)	—	(0.26)	10.13	(0.09)%	—	0.75%	4.06%	1.04%	90%
Year Ended October 31, 2014	10.44	0.42		0.14	0.56	(0.44)	(0.16)	(0.60)	10.40	5.64%	127	0.75%	4.09%	1.06%	51%
Year Ended October 31, 2013	11.44	0.47		(0.73)	(0.26)	(0.52)	(0.22)	(0.74)	10.44	(2.42)%	121	0.75%	4.29%	1.03%	53%
Year Ended October 31, 2012	10.25	0.52		1.20	1.72	(0.53)	—	(0.53)	11.44	17.30%	124	0.75%	4.78%	1.18%	54%
Period Ended October 31, 2011(e)	10.00	0.30		0.23	0.53	(0.28)	—	(0.28)	10.25	5.39%	105	0.75%	5.14%	1.02%	10%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on April 7, 2011
(f)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
(g)

Class S Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 236 days during the period from November 1, 2014 to June 24, 2015.

Amounts designated as “—” are $0 or have been rounded to $0

See notes to financial statements.	HSBC FAMILY OF FUNDS 81

HSBC EMERGING MARKETS LOCAL DEBT FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions						Ratios/Supplementary Data
				Net Realized										Ratio of Net	Ratio of
				and								Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized					Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from	Tax		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Return of	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	transactions	Capital	Distributions	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$6.76	$0.17	(d)	$0.39	$0.56	$(0.13)	$—	$—	(0.13)	$7.19	8.54%	$159	1.20%	5.23%	3.14%	46%
Year Ended October 31, 2015	8.61	0.34	(d)	(1.90)	(1.56)	—	—	(0.29)	(0.29)	6.76	(18.46)%	154	1.20%	4.44%	1.99%	186%
Year Ended October 31, 2014	9.15	0.36	(d)	(0.54)	(0.18)	—	—	(0.36)	(0.36)	8.61	(1.91)%	291	1.20%	4.08%	1.79%	199%
Year Ended October 31, 2013	9.86	0.24		(0.69)	(0.45)	(0.19)	(0.05)	(0.02)	(0.26)	9.15	(4.60)%	1,366	1.20%	2.49%	1.69%	86%
Year Ended October 31, 2012	9.54	0.21		0.21	0.42	(0.10)	—	—	(0.10)	9.86	4.47%	2,053	1.20%	2.13%	1.94%	43%
Period Ended October 31, 2011(e)	10.00	0.12		(0.46)	(0.34)	(0.09)	—	(0.03)	(0.12)	9.54	(3.43)%	1,807	1.20%	2.29%	1.66%	66%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	6.75	0.18	(d)	0.39	0.57	(0.13)	—	—	(0.13)	7.19	8.62%	15,309	0.85%	5.40%	2.69%	46%
Year Ended October 31, 2015	8.61	0.36	(d)	(1.90)	(1.54)	—	—	(0.32)	(0.32)	6.75	(18.14)%	14,787	0.85%	4.73%	1.65%	186%
Year Ended October 31, 2014	9.16	0.44	(d)	(0.59)	(0.15)	(0.04)	—	(0.36)	(0.40)	8.61	(1.55)%	40,581	0.85%	5.01%	1.45%	199%
Year Ended October 31, 2013	9.87	0.28		(0.70)	(0.42)	(0.22)	(0.05)	(0.02)	(0.29)	9.16	(4.25)%	29,493	0.85%	2.87%	1.34%	86%
Year Ended October 31, 2012	9.55	0.24		0.21	0.45	(0.13)	—	—	(0.13)	9.87	4.80%	30,602	0.85%	2.47%	1.62%	43%
Period Ended October 31, 2011(e)	10.00	0.13		(0.45)	(0.32)	(0.10)	—	(0.03)	(0.13)	9.55	(3.21)%	24,086	0.85%	2.46%	1.32%	66%
CLASS S SHARES
Six Months Ended
April 30, 2016 (unaudited)(f)	7.50	—		—	—	—	—	—	—	7.50	—	—	—	—	—	—%
Period Ended October 31, 2015(g)	8.61	0.35	(d)	(1.27)	(0.92)	—	—	(0.19)	(0.19)	7.50	(10.72)%	—	0.75%	4.51%	1.35%	186%
Year Ended October 31, 2014	9.16	0.44	(d)	(0.58)	(0.14)	(0.05)	—	(0.36)	(0.41)	8.61	(1.46)%	96	0.75%	5.05%	1.34%	199%
Year Ended October 31, 2013	9.87	0.29		(0.70)	(0.41)	(0.23)	(0.05)	(0.02)	(0.30)	9.16	(4.16)%	97	0.75%	2.97%	1.24%	86%
Year Ended October 31, 2012	9.55	0.25		0.21	0.46	(0.14)	—	—	(0.14)	9.87	4.89%	102	0.75%	2.59%	1.51%	43%
Period Ended October 31, 2011(e)	10.00	0.14		(0.45)	(0.31)	(0.11)	—	(0.03)	(0.14)	9.55	(3.16)%	97	0.75%	2.58%	1.22%	66%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on April 7, 2011
(f)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.
(g)

Class S Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 238 days during the period from November 1, 2014 to June 26, 2015.

Amounts designated as “—” are $0 or have been rounded to $0

82 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FRONTIER MARKETS FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
				Net Realized									Ratio of Net	Ratio of
				and							Net		Investment	Expenses
	Net Asset	Net		Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment		Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income		(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)		Investments	Activities	Income	Transactions	Distributions	of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	(a)(c)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$12.11	$0.03	(d)	$(0.33)	$(0.30)	$(0.44)	$—	$(0.44)	$11.37	(2.31)%	$8,005	2.20%	0.60%	2.54%	4%
Year Ended October 31, 2015	14.95	0.12	(d)	(1.81)	(1.69)	(0.09)	(1.06)	(1.15)	12.11	(11.67)%	21,756	2.20%	0.96%	2.20%	66%
Year Ended October 31, 2014	13.06	0.20	(d)	2.14	2.34	(0.05)	(0.40)	(0.45)	14.95	18.38%	44,837	2.20%	1.38%	2.24%	64%
Year Ended October 31, 2013	10.93	0.08	(d)	2.45	2.53	(0.40)	—	(0.40)	13.06	23.85%	18,342	2.20%	0.60%	2.69%	44%
Year Ended October 31, 2012	9.66	0.16	(d)	1.12	1.28	(0.01)	—	(0.01)	10.93	13.27%	1,409	2.20%	1.51%	3.79%	26%
Period Ended October 31, 2011(e)	10.00	—		(0.34)	(0.34)	—	—	—	9.66	(3.40)%	97	2.30%	(0.26)%	2.57%	6%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	12.19	0.08	(d)	(0.37)	(0.29)	(0.48)	—	(0.48)	11.42	(2.07)%	52,665	1.85%	1.54%	2.19%	4%
Year Ended October 31, 2015	15.08	0.19	(d)	(1.85)	(1.66)	(0.17)	(1.06)	(1.23)	12.19	(11.42)%	120,010	1.85%	1.44%	1.86%	66%
Year Ended October 31, 2014	13.15	0.23	(d)	2.17	2.40	(0.07)	(0.40)	(0.47)	15.08	18.77%	173,616	1.85%	1.57%	1.90%	64%
Year Ended October 31, 2013	10.97	0.15	(d)	2.43	2.58	(0.40)	—	(0.40)	13.15	24.25%	70,273	1.85%	1.20%	2.38%	44%
Year Ended October 31, 2012	9.67	0.29	(d)	1.03	1.32	(0.02)	—	(0.02)	10.97	13.68%	16,375	1.85%	2.83%	2.79%	26%
Period Ended October 31, 2011(e)	10.00	—		(0.33)	(0.33)	—	—	—	9.67	(3.30)%	14,407	1.96%	0.09%	2.23%	6%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Commencement of operations on September 6, 2011
Amounts designated as “—” are $0 or have been rounded to $0

See notes to financial statements.	HSBC FAMILY OF FUNDS 83

HSBC TOTAL RETURN FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.20	$0.09	$0.06	$0.15	$(0.58)	$(0.02)	$(0.60)	$9.75	1.65%	$7,937	1.60%	1.81%	1.64%	15%
Year Ended October 31, 2015	10.36	0.05	(0.06)	(0.01)	(0.15)	—	(0.15)	10.20	(0.07)%	7,562	1.52%	0.52%	1.52%	26%
Year Ended October 31, 2014	10.13	0.04	0.41	0.45	(0.18)	(0.04)	(0.22)	10.36	4.50%	406	1.52%	0.44%	1.52%	77%
Year Ended October 31, 2013	10.32	0.10	(0.21)	(0.11)	(0.05)	(0.03)	(0.08)	10.13	(1.06)%	268	1.47%	0.94%	1.47%	64%
Period Ended October 31, 2012(e)	10.00	0.03	0.33	0.36	(0.04)	—	(0.04)	10.32	3.62%	256	1.60%	0.56%	1.61%	83%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.22	0.10	0.08	0.18	(0.58)	(0.02)	(0.60)	9.80	1.87%	139,497	1.25%	2.15%	1.28%	15%
Year Ended October 31, 2015	10.38	0.06	(0.04)	0.02	(0.18)	—	(0.18)	10.22	0.21%	1,181,045	1.13%	0.56%	1.13%	26%
Year Ended October 31, 2014	10.15	0.08	0.40	0.48	(0.21)	(0.04)	(0.25)	10.38	4.85%	1,025,926	1.17%	0.77%	1.17%	77%
Year Ended October 31, 2013	10.33	0.13	(0.20)	(0.07)	(0.08)	(0.03)	(0.11)	10.15	(0.66)%	642,545	1.18%	1.33%	1.18%	64%
Period Ended October 31, 2012(e)	10.00	0.07	0.31	0.38	(0.05)	—	(0.05)	10.33	3.82%	348,443	1.18%	1.08%	1.18%	83%
CLASS S SHARES
Six Months Ended
April 30, 2016 (unaudited)	10.22	0.11	0.05	0.16	(0.60)	(0.02)	(0.62)	9.76	1.84%	3	1.15%	2.31%	1.18%	15%
Year Ended October 31, 2015	10.38	0.07	(0.04)	0.03	(0.19)	—	(0.19)	10.22	0.31%	26,079	1.03%	0.65%	1.03%	26%
Year Ended October 31, 2014	10.15	0.10	0.39	0.49	(0.22)	(0.04)	(0.26)	10.38	4.94%	25,994	1.07%	0.95%	1.07%	77%
Year Ended October 31, 2013	10.33	0.18	(0.24)	(0.06)	(0.09)	(0.03)	(0.12)	10.15	(0.57)%	24,758	1.12%	1.80%	1.12%	64%
Period Ended October 31, 2012(e)	10.00	0.05	0.34	0.39	(0.06)	—	(0.06)	10.33	3.87%	104	1.15%	0.91%	1.48%	83%
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on March 30, 2012
Amounts designated as “—” are $0 or have been rounded to $0

84 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$9.59	$—	$0.24	$0.24	$(0.11)	$—	$(0.11)	$9.72	2.39%	$159	1.75%	0.08%	4.03%	48%
Period Ended October 31, 2015(e)	10.00	0.10	(0.49)	(0.39)	(0.02)	—	(0.02)	9.59	(3.82)%	156	1.75%	1.03%	3.64%	146%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	9.62	0.01	0.24	0.26	(0.17)	—	(0.17)	9.71	2.59%	9,752	1.40%	0.19%	3.75%	48%
Period Ended October 31, 2015(e)	10.00	0.13	(0.49)	(0.36)	(0.02)	—	(0.02)	9.62	(3.49)%	9,461	1.40%	1.33%	3.38%	146%
CLASS S SHARES
Six Months Ended
April 30, 2016 (unaudited)	9.63	0.01	0.25	0.26	(0.18)	—	(0.18)	9.71	2.70%	99	1.30%	0.29%	3.65%	48%
Period Ended October 31, 2015(e)	10.00	0.14	(0.49)	(0.35)	(0.02)	—	(0.02)	9.63	(3.48)%	97	1.30%	1.43%	3.28%	146%

(a)	Calculated on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on November 11, 2014
Amounts designated as “—” are $0 or have been rounded to $0

See notes to financial statements.	HSBC FAMILY OF FUNDS 85

HSBC GLOBAL HIGH YIELD BOND FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$9.67	$0.21	$(0.01)	$0.20	$(0.19)	$—	$(0.19)	$9.68	2.19%	$147	1.15%	4.48%	1.93%	23%
Period Ended October 31, 2015(e)	10.00	0.12	(0.34)	(0.22)	(0.11)	—	(0.11)	9.67	(2.23)%	140	1.15%	4.13%	1.93%	31%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	9.68	0.22	(0.01)	0.21	(0.20)	—	(0.20)	9.69	2.31%	24,944	0.80%	4.83%	1.63%	23%
Period Ended October 31, 2015(e)	10.00	0.13	(0.34)	(0.21)	(0.11)	—	(0.11)	9.68	(2.15)%	24,378	0.80%	4.45%	1.64%	31%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on July 14, 2015
Amounts designated as “—” are $0 or have been rounded to $0

86 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GLOBAL HIGH INCOME BOND FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$9.83	$0.15	$0.17	$0.32	$(0.13)	$—	$(0.13)	$10.02	3.23%	$102	1.15%	3.11%	1.93%	26%
Period Ended October 31, 2015(e)	10.00	0.09	(0.18)	(0.09)	(0.08)	—	(0.08)	9.83	(0.93)%	99	1.15%	2.89%	1.89%	24%
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	9.83	0.17	0.16	0.33	(0.14)	—	(0.14)	10.02	3.45%	25,552	0.80%	3.46%	1.63%	26%
Period Ended October 31, 2015(e)	10.00	0.10	(0.18)	(0.08)	(0.09)	—	(0.09)	9.83	(0.84)%	24,696	0.80%	3.24%	1.61%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on July 14, 2015
Amounts designated as “—” are $0 or have been rounded to $0

See notes to financial statements.	HSBC FAMILY OF FUNDS 87

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Period Ended April 30, 2016(e)	$10.00	$0.07	$—	$0.07	$(0.02)	$—	$(0.02)	$10.05	0.74%	$101	1.30%	1.54%	2.50%	14%
CLASS I SHARES
Period Ended April 30, 2016(e)	10.00	0.09	—	0.09	(0.03)	—	(0.03)	10.06	0.89%	9,989	0.95%	1.90%	2.30%	14%

(a)	Calculated using average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on November 4, 2015
Amounts designated as “—” are $0 or have been rounded to $0

88 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net Realized									Ratio of Net	Ratio of
			and							Net		Investment	Expenses
	Net Asset	Net	Unrealized			Net Realized				Assets	Ratio of Net	Income	to Average
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset		at End of	Expenses to	(Loss) to	Net Assets	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total	Period	Average Net	Average Net	(Excluding Fee	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	of Period	Return(b)	(000’s)	Assets(c)	Assets(c)	Reductions)(c)	(b)(d)
CLASS A SHARES
Period Ended April 30, 2016(e)	$10.00	$0.10	$0.47	$0.57	$—	$—	$—	$10.57	5.70%	$106	1.05%	3.39%	2.32%	7%
CLASS I SHARES
Period Ended April 30, 2016(e)	10.00	0.10	0.48	0.58	—	—	—	10.58	5.70%	26,335	0.80%	3.64%	1.39%	7%

(a)	Calculated using average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Commencement of operations on January 19, 2016
Amounts designated as “—” are $0 or have been rounded to $0

See notes to financial statements.	HSBC FAMILY OF FUNDS 89

HSBC FAMILY OF FUNDS
Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2016, the Trust is composed of 19 separate operational funds, each a series of the HSBC Family of Funds which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (collectively, the “Trusts”). The accompanying financial statements are presented for the following nine funds (individually a “Fund,” collectively the “Funds” or the “Global Funds”):

Fund	Short Name
HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund

HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund

HSBC Frontier Markets Fund	Frontier Markets Fund

HSBC Total Return Fund	Total Return Fund

HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Smaller Companies Equity Fund

HSBC Global High Yield Bond Fund	Global High Yield Bond Fund

HSBC Global High Income Bond Fund	Global High Income Bond Fund

HSBC Global Equity Volatility Focused Fund	Global Equity Volatility Focused Fund

HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund

Financial statements for all other funds of the Trusts are published separately. The Emerging Markets Debt Fund, the Emerging Markets Local Debt Fund and the Total Return Fund are non-diversified funds. The Frontier Markets Fund, the Asia ex-Japan Smaller Companies Equity Fund, the Global High Yield Bond Fund, Global High Income Bond Fund, Global Equity Volatility Focused Fund and Euro High Yield Bond Fund are diversified funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Emerging Markets Debt Fund, Emerging Markets Local Debt Fund and Total Return Fund (“Debt Funds”) are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Debt Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. The Frontier Markets Fund, Global High Yield Bond Fund, Global High Income Bond Fund, Global Equity Volatility Focused Fund and Euro High Yield Bond Fund are authorized to issue two classes of shares: Class A Shares and Class I Shares. The Asia ex-Japan Smaller Companies Equity Fund is authorized to issue three classes of shares: Class A Shares, Class I Shares and Class S Shares. Class A Shares of the Frontier Markets Fund, Asia ex-Japan Smaller Companies Equity Fund and Global Equity Volatility Focused Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class A Shares of the Global High Yield Bond Fund, Global High Income Bond Fund and Euro High Yield Bond Fund have a maximum sales charge of 4.75% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares. Effective as of April 30, 2014, the Frontier Markets Fund has been closed to new investors, subject to certain exceptions.

The Global Equity Volatility Focused Fund commenced operations on November 4, 2015 and had no operations prior to commencement. The Euro High Yield Bond Fund commenced operations on January 19, 2016 and had no operations prior to commencement.

Under the Trust’s organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust expects the risk of loss to be remote.

90       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP’’) in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. Disposal of these securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. At April 30, 2016, all restricted securities held were deemed liquid.

HSBC FAMILY OF FUNDS       91

HSBC FAMILY OF FUNDS
Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Smaller Companies Equity Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Forward foreign currency exchange contracts may involve credit or market risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

During the period ended April 30, 2016, the Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of April 30, 2016 and the monthly average notional amount for these contracts during the period ended April 30, 2016 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long	Short
Forward Foreign Currency Exchange Contracts:
Emerging Markets Debt Fund	1,862,843	(1,497,677)	1,864,469	(1,125,756)
Emerging Markets Local Debt Fund	14,664,649	(10,203,878)	12,115,624	(9,328,905)
Total Return Fund	451,906,328	(450,810,675)	601,332,598	(572,144,865)
Global High Yield Bond Fund	657,869	(9,761,109)	465,533	(6,171,805)
Global High Income Bond Fund	598,455	(13,073,049)	415,675	(8,225,999)
Euro High Yield Bond Fund	455,405	(27,093,103)	372,034	(17,358,305)

92       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Options Contracts:

The Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Options contracts may involve credit or market risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Funds did not invest in options during the period ended April 30, 2016.

Futures Contracts:

The Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. During the period ended April 30, 2016, the Emerging Markets Debt Fund and the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes. The gross notional amount of futures contracts outstanding as of April 30, 2016, and the monthly average notional amount for these contracts for the period ended April 30, 2016 were as follows:

	Outstanding	Monthly Average
	Notional Amount ($)	Notional Amount ($)
Futures Contracts:
Emerging Markets Debt Fund	130,063	171,065
Total Return Fund	—	14,766,815

HSBC FAMILY OF FUNDS       93

HSBC FAMILY OF FUNDS
Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Swap Agreements:

The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized to gains or losses over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at pre-arranged exposure levels to cover a Fund’s exposure to the counterparty. Swap agreements may involve credit or market risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

During the period ended April 30, 2016, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund, Total Return Fund and Global High Yield

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. The notional amount of swap agreements outstanding as of April 30, 2016 and the monthly average notional amount for these agreements during the period ended April 30, 2016 were as follows:

	Outstanding	Monthly Average
	Notional Amount ($)	Notional Amount ($)
Interest Rate Swap Agreements:
Emerging Markets Local Debt Fund	5,946,652	6,246,033
Total Return Fund	33,217,552	44,308,265

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Buy	Sell	Buy	Sell
	Protection	Protection	Protection	Protection
Credit Default Swap Agreements:
Emerging Markets Debt Fund	730,000	(730,000)	330,000	(1,287,500)
Total Return Fund	54,373,000	(46,100,000)	89,545,500	(89,900,000)
Global High Yield Bond Fund	—	(800,000)	—	(400,167)

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2016:

	Assets			Liabilities
	Unrealized			Unrealized
	Appreciation			Depreciation
	on Forward			on Forward
	Foreign	Variation		Foreign	Variation
	Currency	Margin	Swap	Currency	Margin	Swap
	Exchange	on Futures	Agreements	Exchange	on Futures	Agreements
Fund	Contracts ($)	Contracts ($)*	at Value ($)*	Contracts ($)	Contracts ($)*	at Value ($)*
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	178,574	—	—	96,839	—	—
Emerging Market Local Debt Fund	772,149	—	—	499,891	—	—
Total Return Fund	28,511,476	—	—	18,040,596	—	—
Global High Yield Bond Fund	51,872	—	—	60,827	—	—
Global High Income Bond Fund	44,826	—	—	70,318	—	—
Euro High Yield Bond Fund	3,070	—	—	192,867	—	—

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	57,868	—	—	15,769
Total Return Fund	—	—	2,685,587	—	—	791,260
Global High Yield Bond Fund	—	—	22,193	—	—	—

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	388	—	—	—	—
Emerging Market Local Debt Fund	—	—	18,944	—	—	109,055
Total Return Fund	—	—	41,450	—	—	551,393
____________________

*	Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended April 30, 2016:

				Net Change in Unrealized
				Appreciation/Depreciation
	Realized Gain (Loss) on Derivatives			on Derivatives Recognized
	Recognized as a Result from Operations			as a Result from Operations
	Net Realized
	Gains (Losses)	Net Realized	Net Realized	Change in
	from Forward	Gains (Losses)	Gains (Losses)	Unrealized
	Foreign Currency	from Futures	from Swap	Appreciation/Depreciation
Fund	Exchange Contracts ($)	Contracts ($)	Agreements ($)	on Investments ($)
Foreign Exchange Rate Risk Exposure:
Emerging Markets Debt Fund	(64,849)	—	—	83,099
Emerging Market Local Debt Fund	(496,651)	—	—	623,181
Total Return Fund	(12,050,226)	—	—	8,408,032
Global High Yield Bond Fund	(100,381)	—	—	(82,661)
Global High Income Bond Fund	(91,300)	—	—	(148,056)
Euro High Yield Bond Fund	(1,022,362)	—	—	(189,797)

Credit Contracts Risk Exposure:
Emerging Markets Debt Fund	—	—	2,624	26,243
Total Return Fund	—	—	(3,295,765)	10,651,392
Global High Yield Bond Fund	—	—	9,688	31,793

Interest Rate Risk Exposure:
Emerging Markets Debt Fund	—	(416)	—	(278)
Emerging Market Local Debt Fund	—	—	23,598	(22,033)
Total Return Fund	—	734,010	(1,729,503)	(15,770)

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of the assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at April 30, 2016 in the Statement of Assets and Liabilities.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

As of April 30, 2016, each Fund’s derivative assets and liabilities by type are as follows:

	Emerging Markets		Emerging Markets
	Debt Fund		Local Debt Fund		Total Return Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$109	$—	$—	$—	$—
Forward currency contracts	178,574	96,839	772,149	499,891	28,511,476	18,040,596
Swap agreements	57,868	15,769	18,944	109,055	2,727,037	1,342,653
Total derivative assets and
liabilities in the Statement of
Assets and Liabilities	236,442	112,717	791,093	608,946	31,238,513	19,383,249
Derivative asset and liabilities
not subject to a master
netting agreement or similar
agreement (“MNA”)	—	(109)	—	—	—	—
Total assets and liabilities
subject to a MNA	$236,442	$112,608	$791,093	$608,946	$31,238,513	$19,383,249

	Global High Yield		Global High Income		Euro High Yield
	Bond Fund		Bond Fund		Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$51,872	$60,827	$44,826	$70,318	$3,070	$192,867
Swap agreements	22,193	—	—	—	—	—
Total derivative assets and liabilities in the
Statement of Assets and Liabilities	74,065	60,827	44,826	70,318	3,070	192,867
Derivative asset and liabilities not subject
to a master netting agreement or similar
agreement (“MNA”)	(22,193)	—	—	—	3,070	192,867
Total assets and liabilities subject to a MNA	$51,872	$60,827	$44,826	$70,318	$—	$—

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of April 30, 2016:

	Derivative Assets	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counterparty	for Offset	Received (a)	Received (a)	Derivative Assets
Emerging Markets Debt Fund:
Barclays Bank PLC	$101,533	$(60,579)	$—	$—	$40,954
JPMorgan Chase Bank N.A.	5,110	—	—	—	5,110
Standard Chartered Bank	39,335	(36,909)	—	—	2,426
UBS AG	90,464	(8,669)	—	—	81,795
Total	$236,442	$(106,157)	$—	$—	$130,285
Emerging Markets Local Debt Fund:
Barclays Bank PLC	$234,958	$(234,958)	$—	$—	$—
Credit Suisse	24,631	(24,631)	—	—	—
Goldman Sachs	81,769	(8,673)	—	—	73,096
JPMorgan Chase Bank N.A.	31,170	—	—	—	31,170
Standard Chartered Bank	287,524	(147,298)	—	—	140,226
UBS AG	131,041	(47,628)	—	—	83,413
Total	$791,093	$(463,188)	$—	$—	$327,905
Total Return Fund:
Barclays Bank PLC	$10,458,947	$(5,808,287)	$—	$(4,650,660)	$—
Credit Suisse	3,733,642	(1,167,688)	—	(750,000)	1,815,954
Goldman Sachs	289,669	(123,576)	—	(120,000)	46,093
JPMorgan Chase Bank N.A.	1,974	(1,974)	—	—	—
Standard Chartered Bank	12,175,802	(9,833,868)	—	(2,341,934)	—
UBS AG	4,578,479	(2,260,923)	(182,120)	(2,080,000)	55,436
Total	$31,238,513	$(19,196,316)	$(182,120)	$(9,942,594)	$1,917,483
Global High Yield Bond Fund:
Bank of America	$10,148	$(1,130)	$—	$—	$9,018
Goldman Sachs	1,930	—	—	—	1,930
UBS AG	39,794	(39,794)	—	—	—
Total	$51,872	$(40,924)	$—	$—	$10,948
Global High Income Bond Fund:
Bank of America	$1,585	$—	$—	$—	$1,585
Goldman Sachs	7,379	(3,761)	—	—	3,618
UBS AG	35,862	(35,862)	—	—	—
Total	$44,826	$(39,623)	$—	$—	$5,203
Euro High Yield Bond Fund:
Credit Agricole	$3,070	$(3,070)	$—	$—	$—
Total	$3,070	$(3,070)	$—	$—	$—
____________________

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of April 30, 2016:

	Derivative Liabilities	Derivatives	Non-cash
	Subject to a MNA	Available	Collateral	Cash Collateral	Net Amount of
Counterparty	by Counter party	for Offset	Pledged (a)	Pledged (a)	Derivative Liabilities
Emerging Markets Debt Fund:
Barclays Bank PLC	$60,579	$(60,579)	$ —	$—	$—
Credit Suisse	1,556	—	—	—	1,556
Merrill Lynch	4,895	—	—	—	4,895
Standard Chartered Bank	36,909	(36,909)	—	—	—
UBS AG	8,669	(8,669)	—	—	—
Total	$112,608	$(106,157)	$ —	$—	$6,451
Emerging Markets Local Debt Fund:
Barclays Bank PLC	$353,763	$(234,958)	$ —	$(118,805)	$—
Credit Suisse	45,448	(24,631)	—	—	20,817
Goldman Sachs	8,673	(8,673)	—	—	—
Merrill Lynch	6,136	—	—	—	6,136
Standard Chartered Bank	147,298	(147,298)	—	—	—
UBS AG	47,628	(47,628)	—	—	—
Total	$608,946	$(463,188)	$ —	$(118,805)	$26,953
Total Return Fund:
Barclays Bank PLC	$5,808,287	$(5,808,287)	$ —	$—	$—
Credit Suisse	1,167,688	(1,167,688)	—	—	—
Goldman Sachs	123,576	(123,576)	—	—	—
JPMorgan Chase Bank N.A.	188,907	(1,974)	—	(186,933)	—
Standard Chartered Bank	9,833,868	(9,833,868)	—	—	—
UBS AG	2,260,923	(2,260,923)	—	—	—
Total	$19,383,249	$(19,196,316)	$ —	$(186,933)	$—
Global High Yield Bond Fund:
Bank of America	$1,130	$(1,130)	$ —	$—	$—
UBS AG	59,697	(39,794)	—	(10,000)	9,903
Total	$60,827	$(40,924)	$ —	$(10,000)	$9,903
Global High Income Bond Fund:
Goldman Sachs	$3,761	$(3,761)	—	—	—
UBS AG	66,557	(35,862)	$ —	$—	$30,695
Total	$70,318	$(39,623)	$ —	$—	$30,695
Euro High Yield Bond Fund:
Credit Agricole	$136,519	$(3,070)	$ —	$—	$133,449
Royal Bank of Canada	56,348	—	—	—	56,348
Total	$192,867	$(3,070)	$ —	$—	$189,797
____________________

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Pursuant to each Fund’s ISDA Master Agreement for trading OTC derivatives (“ISDA”), each Fund must notify counterparties if its net asset value declines below a predetermined level over specified periods. In the event a Fund’s net asset value declines below one of the predetermined levels, the decline may trigger an Additional Termination Event under the ISDA (“NAV Decline Trigger Event”) whereby each counterparty would have the right to declare an Early Termination Date, terminate the ISDA, and close-out all outstanding derivatives positions according to the close-out procedures of the ISDA. Pursuant to the terms of the ISDA, following a NAV Decline Trigger Event, counterparties may agree to waive their right to declare an Early Termination Date and thereby waive their right to terminate the ISDA and close-out any outstanding derivatives positions.

In addition to the provisions relating to Additional Termination Events, under the terms of the Credit Support Annex to the ISDA, parties to an ISDA are required to post collateral to the other party if any of their derivatives positions are in a position of net liability. If either party fails to post required collateral and such failure is not remedied following subsequent notice, the failure to post collateral may be an Additional Termination Event and the other party may declare an Early Termination Event, terminate the ISDA, and close out any outstanding derivatives position. As of April 30, 2016, for derivatives positions where the Funds were in a position of net liability, collateral has been posted and the collateral balance is included in the Statement of Assets and Liabilities.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Funds except for the Frontier Markets Fund, Asia ex-Japan Smaller Companies Equity Fund and Global Equity Volatility Focused Fund, which distribute annually. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts and options contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

The only transfers between fair value hierarchy Levels 1 and 2 for the period ended April 30, 2016 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The following is a summary of the valuation inputs used as of April 30, 2016 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars	—	8,191,837	—	8,191,837
Corporate Bonds	—	90,252	—	90,252
Investment Company	694,164	—	—	694,164
Total Investment Securities	694,164	8,282,089	—	8,976,253
Other Financial Instruments: (a)
Futures Contracts	388	—	—	388
Credit Default Swaps	—	42,099	—	42,099
Forward Currency Contracts	—	81,735	—	81,735
Total Investments	694,552	8,405,923	—	9,100,475

Emerging Markets Local Debt Fund
Investment Securities:
Foreign Bonds	—	10,050,197	—	10,050,197
Yankee Dollar	—	199,980	—	199,980
Investment Company	3,224,486	—	—	3,224,486
Total Investment Securities	3,224,486	10,250,177	—	13,474,663
Other Financial Instruments: (a)
Interest Rate Swaps	—	(90,111)	—	(90,111)
Forward Currency Contracts	—	272,258	—	272,258
Total Investments	3,224,486	10,432,324	—	13,656,810

Frontier Markets Fund
Investment Securities:
Common Stocks
Banks	8,992,301	13,601,883	—	22,594,184
Oil, Gas & Consumable Fuels	428,046	—	—	428,046
Other Common Stocks	—	31,188,740	—	31,188,740
Convertible Corporate Bonds	—	165,320	35,894	201,214
Participatory Notes	—	5,426,212	—	5,426,212
Total Investment Securities	9,420,347	50,418,049	—	59,838,396

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Total Return Fund
Investment Securities:
Foreign Bonds	—	119,585	—	119,585
Yankee Dollars	—	69,309,174	—	69,309,174
Corporate Bonds	—	1,860,594	—	1,860,594
Investment Company	91,718,562	—	—	91,718,562
Total Investment Securities	91,718,562	71,289,353	—	163,007,915
Other Financial Instruments: (a)
Interest Rate Swaps	—	(509,943)	—	(509,943)
Credit Default Swaps	—	1,894,327	—	1,894,327
Forward Currency Contracts	—	10,470,880	—	10,470,880
Total Investments	91,718,562	83,144,617	—	174,863,179

Asia ex-Japan Smaller Companies
Equity Fund
Investment Securities:
Common Stocks	—	8,838,825	—	8,838,825
Exchange-Traded Funds	986,636	—	—	986,636
Investment Company	62,117	—	—	62,117
Total Investment Securities	1,048,753	8,838,825	—	9,887,578

Global High Yield Bond Fund
Investment Securities:
Foreign Bonds	—	4,537,209	—	4,537,209
Yankee Dollars	—	4,977,794	—	4,977,794
Corporate Bonds	—	12,363,458	—	12,363,458
Investment Company	3,100,769	—	—	3,100,769
Total Investment Securities	3,100,769	21,878,461	—	24,979,230
Other Financial Instruments: (a)
Credit Default Swap	—	22,193	—	22,193
Forward Currency Contracts	—	(8,955)	—	(8,955)
Total Investments	3,100,769	21,891,699	—	24,992,468

Global High Income Bond Fund
Investment Securities:
Foreign Bonds	—	6,144,281	—	6,144,281
Yankee Dollars	—	7,666,571	—	7,666,571
Corporate Bonds	—	9,745,375	—	9,745,375
Exchange Traded Fund	150,202	—	—	150,202
Investment Company	1,415,031	—	—	1,415,031
Total Investment Securities	1,565,233	23,556,227	—	25,121,460
Other Financial Instruments: (a)
Forward Currency Contracts	—	(25,492)	—	(25,492)
Total Investments	1,565,233	23,530,735	—	25,095,968

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Global Equity Volatility Focused Fund
Investment Securities:
Common Stocks
Banks	285,601	672,969	—	958,570
Beverages	230,548	—	—	230,548
Capital Markets	130,796	—	—	130,796
Containers and Packaging	220,807	—	—	220,807
Health Care Providers & Services	244,843	—	—	244,843
Household Products	228,096	—	—	228,096
Insurance	539,384	361,274	—	900,658
IT Services	488,029	181,249	—	669,278
Life Sciences Tools & Services	225,721	—	—	225,721
Machinery	222,523	—	—	222,523
Media	218,377	—	—	218,377
Multiline Retail	148,072	—	—	148,072
Oil, Gas and Consumable Fuels	218,878	142,691	—	361,569
Pharmaceuticals	247,361	187,490	—	434,851
Road & Rail	218,389	—	—	218,389
Semiconductors &
Semiconductor Equipment	121,786	—	—	121,786
Software	73,459	460,741	—	534,200
Specialty Retail	685,816	214,185	—	900,001
Tobacco	394,760	143,030	—	537,790
Other Common Stocks	—	2,310,310	—	2,310,310
Investment Company	243,010	—	—	243,010
Total Investment Securities	5,386,256	4,673,939	—	10,060,195

Euro High Yield Bond Fund
Investment Securities:
Foreign Bonds	—	25,762,235	—	25,762,235
Investment Company	408,201	—	—	408,201
Total Investment Securities	408,201	25,762,235	—	26,170,436
Other Financial Instruments: (a)
Forward Currency Contracts	—	(189,797)	—	(189,797)
Total Investments	408,201	25,572,438	—	25,980,639
____________________

(a)	Other financial instruments are derivative instruments not reflected in the total investment securities, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate(%)
Emerging Markets Debt Fund	0.50
Emerging Markets Local Debt Fund	0.50
Frontier Markets Fund	1.25
Total Return Fund	0.85
Asia ex-Japan Smaller Companies Equity Fund	1.00
Global High Yield Bond Fund	0.65
Global High Income Bond Fund	0.65
Global Equity Volatility Focused Fund	0.75
Euro High Yield Bond Fund	0.65

HSBC Global Asset Management (UK) Limited (“AMEU”) acts as sub-adviser to the Frontier Markets Fund and the Global Equity Volatility Focused Fund. AMEU receives a fee, accrued daily and paid monthly, based on average daily net assets of the Frontier Market Fund and the Global Equity Volatility Focused Fund at an annual rate of 0.625% and 0.375%, respectively, from the fees paid to the Investment Adviser.

HSBC Global Asset Management (Hong Kong) Limited (“AMHK”) acts as sub-adviser to the Asia ex-Japan Smaller Companies Equity Fund. AMHK receives a fee, accrued daily and paid monthly, based on average daily net assets of the Asia ex-Japan Smaller Companies Equity Fund at an annual rate of 0.50% from the fees paid to the Investment Adviser.

HSBC Global Asset Management (France) (“AMFR”) acts as sub-adviser to the Euro High Yield Bond Fund. AMFR receives a fee, accrued daily and paid monthly, based on average daily net assets of the Fund at an annual rate of 0.325% from the fees paid to the Investment Adviser.

HSBC also provides support services to the Funds pursuant to a Support Services Agreement. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares and Class I Shares, at an annual rate of:

	Class A	Class I
	Fee Rate(%)	Fee Rate(%)
Emerging Markets Debt Fund	0.20	0.10
Emerging Markets Local Debt Fund	0.20	0.10
Frontier Markets Fund	0.20	0.10
Total Return Fund	0.20	0.10
Asia ex-Japan Smaller Companies Equity Fund	0.20	0.10
Global High Yield Bond Fund	0.10	—
Global High Income Bond Fund	0.10	—
Global Equity Volatility Focused Fund	0.10	—
Euro High Yield Bond Fund	0.10	—

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Administration:

HSBC serves the Funds as Administrator. Effective April 1, 2016, under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Prior to April 1, 2016, for these services, HSBC received from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts, subject to certain allocations in cases where one fund invests some or all of its assets in another fund. An amount equal to 50% of the administration fee is deemed to be class specific and is based on the daily net assets.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of Fee Rate(%)	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside’’), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor’’). The Trust, on behalf of certain Funds, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged). For the period ended April 30, 2016, Foreside, as Distributor, also received $43,120 in commissions from sales of Trusts, for Class A Shares, of which $23 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, 0.50% annually of each Fund’s average daily net assets of Class A Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Fund Accounting and Transfer Agency:

Citi provides fund accounting services for each Fund. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services. Transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, are assigned to FIS Investor Services, LLC (“FIS”) (formerly SunGard Investor Services LLC). As transfer agent, FIS receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. On or about July 16, 2016, the transfer agency services are planned to be converted from FIS to Boston Financial Data Services, Inc. (“BFDS”) under a separate transfer agency services agreement.

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2017 the total annual expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies, of the Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
Fund	Class	Expense Limitations(%)
Emerging Markets Debt Fund	A	1.20
Emerging Markets Debt Fund	I	0.85
Emerging Markets Debt Fund	S	0.75
Emerging Markets Local Debt Fund	A	1.20
Emerging Markets Local Debt Fund	I	0.85
Emerging Markets Local Debt Fund	S	0.75
Frontier Markets Fund	A	2.20
Frontier Markets Fund	I	1.85
Total Return Fund	A	1.60
Total Return Fund	I	1.25
Total Return Fund	S	1.15
Asia ex-Japan Smaller Companies Equity Fund	A	1.75
Asia ex-Japan Smaller Companies Equity Fund	I	1.40
Asia ex-Japan Smaller Companies Equity Fund	S	1.30
Global High Yield Bond Fund	A	1.15
Global High Yield Bond Fund	I	0.80
Global High Income Bond Fund	A	1.15
Global High Income Bond Fund	I	0.80
Global Equity Volatility Focused Fund	A	1.30
Global Equity Volatility Focused Fund	I	0.95
Euro High Yield Bond Fund	A	1.05
Euro High Yield Bond Fund	I	0.80

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2016, the repayments that may potentially be made by the Funds are as follows:

	2019($)	2018($)	2017($)	2016($)	Total($)
Emerging Markets Debt Fund	89,247	144,542	133,012	112,179	478,980
Emerging Markets Local Debt Fund	126,920	260,390	202,644	159,629	749,583
Frontier Markets Fund	141,886	24,057	68,988	201,653	436,584
Total Return Fund	84,241	—	—	—	84,241
Asia ex-Japan Smaller Companies
Equity Fund	112,746	195,564	—	—	308,310
Global High Yield Bond Fund	98,462	61,706	—	—	160,168
Global High Income Bond Fund	101,782	59,476	—	—	161,258
Global Equity Volatility Focused Fund	64,292	—	—	—	64,292
Euro High Yield Bond Fund	41,179	—	—	—	41,179
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser and Administrator are reported separately on the Statements of Operations, as applicable.

Other:

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the period ended April 30, 2016, the Funds purchased the following amounts of such securities:

Purchases($)
Global High Yield Bond Fund	255,000
Global High Income Bond Fund	529,000

The Funds may use related party broker-dealers. For the period-ended April 30, 2016, there were no brokerage commissions earned by broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

The Adviser has borne all the costs of the offering and organization of the Global Equity Volatility Focused Fund and the Euro High Yield Bond Fund.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2016 were as follows:

	Purchases($)	Sales($)
Emerging Markets Debt Fund	2,234,412	3,126,698
Emerging Markets Local Debt Fund	4,807,240	6,220,890
Frontier Markets Fund	3,006,545	76,950,313
Total Return Fund	58,597,180	625,044,881
Asia ex-Japan Smaller Companies Equity Fund	4,905,329	4,510,337
Global High Yield Bond Fund	4,989,662	5,165,934
Global High Income Bond Fund	6,134,918	5,404,636
Global Equity Volatility Focused Fund	11,224,890	1,404,062
Euro High Yield Bond Fund	25,109,824	1,705,327

	Purchases($)	Sales($)
Emerging Markets Debt Fund	—	733,781
Total Return Fund	—	84,022,577
Global High Income Bond Fund	505,999	508,247

 6. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund’s investments.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Concentration of Market Risk: The Total Return Fund’s investment concentration in Brazilian securities and related derivatives may carry certain risks not ordinarily associated with investments that are less concentrated in a specific region or issuer. The risks include future political and economic developments that may adversely affect the value of the Fund’s securities and related derivatives.

7.  Federal Income Tax Information:

At April 30, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Emerging Markets Debt Fund	8,982,522	260,206	(266,475)	(6,269)
Emerging Markets Local Debt Fund	14,480,762	266,737	(1,272,836)	(1,006,099)
Frontier Markets Fund	67,678,305	4,716,082	(12,555,991)	(7,839,909)
Total Return Fund	163,913,750	1,803,835	(2,709,670)	(905,835)
Asia ex-Japan Smaller
Companies Equity Fund	9,518,219	886,467	(517,108)	369,359
Global High Yield Bond Fund	25,294,216	398,933	(713,919)	(314,986)
Global High Income Bond Fund	24,742,565	721,107	(342,212)	378,895
Global Equity Volatility Focused Fund	9,927,740	488,270	(355,815)	132,455
Euro High Yield Bond Fund	23,888,191	2,282,252	(7)	2,282,245
____________________

*

The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

The tax character of dividends paid by the Funds during the tax year ended October 31, 2015 was as follows:

	Dividends paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Emerging Markets Debt Fund	1,325,881	—	1,325,881	—	1,325,881
Emerging Markets Local Debt Fund	—	—	—	1,296,621	1,296,621
Frontier Markets Fund	12,526,182	5,120,789	17,646,971	—	17,646,971
Total Return Fund	20,937,291	—	20,937,291	—	20,937,291
Asia ex-Japan Smaller Companies
Equity Fund	20,375	—	20,375	—	20,375
Global High Yield Bond Fund	286,899	—	286,899	—	286,899
Global High Income Bond Fund	213,837	—	213,837	—	213,837
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated		Total
	Undistributed	Undistributed	Long Term			Capital and	Unrealized	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	Appreciation/	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)*	Losses ($)	(Depreciation) ($)	(Deficit) ($)
Emerging Markets Debt Fund	239,935	—	—	239,935	(3,448)	(218,749)	(386,475)	(368,737)
Emerging Markets Local
Debt Fund	—	—	—	—	(529)	(1,356,854)	(2,648,115)	(4,005,498)
Frontier Markets Fund	4,166,428	—	—	4,166,428	—	(5,486,198)	(21,711,620)	(23,031,390)
Total Return Fund	28,322,751	—	—	28,322,751	(529,863)	—	(34,391,711)	(6,598,823)
Asia ex-Japan Smaller Companies
Equity Fund	145,930	—	—	145,930	—	(76,166)	(437,546)	(367,782)
Global High Yield Bond Fund	73,264	—	—	73,264	—	(83,537)	(755,850)	(766,123)
Global High Income Bond Fund	79,160	—	—	79,160	—	(11,423)	(441,747)	(374,010)
____________________

*

Dividends payable may differ from the amounts reported in the Statements of Assets and Liabilities because dividends payable on a tax basis include those dividends that will be reinvested. The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of the tax year ended October 31, 2015, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

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Notes to Schedules of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Emerging Markets Debt Fund	—	218,749	218,749
Emerging Markets Local Debt Fund	605,102	751,752	1,356,854
Frontier Markets Fund	2,675,507	2,810,691	5,486,198
Asia ex-Japan Smaller Companies Equity Fund	76,166	—	76,166
Global High Yield Bond Fund	83,537	—	83,537
Global High Income Bond Fund	11,423	—	11,423

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2015, the Funds had no deferred losses.

8. Significant Shareholders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of April 30, 2016, the Asia ex-Japan Smaller Companies Equity Fund, Global High Yield Bond Fund, Global High Income Bond Fund, Global Equity Volatility Focused Fund and Euro High Yield Bond Fund had individual shareholder accounts and/or omnibus shareholder accounts (composed of a group of individual shareholders), each of which is affiliated with the Investment Adviser, and representing ownership in excess of 90% of each Fund, respectively.

The Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Frontier Markets Fund and Total Return Fund each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares, respectively. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

9.  Subsequent Events:

On June 16, 2016, the Board of Trustees of the Trust, at the recommendation of the Adviser, approved an amendment to the expense limitation agreement (the “Amendment”) in place on behalf of the Funds. The Amendment, in effect, will reduce the total annual operating expenses of each share class of the Emerging Markets Debt Fund and Emerging Markets Local Debt Fund based upon expense limits at an annual rate of 0.85%, 0.50% and 0.40% for Class A Shares, Class I Shares, and Class S Shares, respectively.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no other subsequent events to report.

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Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 11, 2015 (in person), and the Board met on December 18, 2015 (in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 11 meeting. Prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated sub-adviser to the Trusts, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are unaffiliated sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the November 11, 2015 Board meeting.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the

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Investment Adviser Contract Approval (Unaudited) (continued)

in-person meeting held on December 18, 2015, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2015, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for the 1-year and 3-year periods ending September 2015 in its respective Morningstar category, and that it is currently closed to new investors. The Board also considered the HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance since inception and discussed the capacity of the Fund’s overall strategy.

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Investment Adviser Contract Approval (Unaudited) (continued)

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2015 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers, and the current asset size of the Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have "soft dollar" arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

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Investment Adviser Contract Approval (Unaudited) (continued)

Investment Adviser Contract Approval (HSBC Euro High Yield Bond Fund (USD Hedged))

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreement for the HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Fund

The Board, including the Independent Trustees of the Trust, met in December 2015 (in person) to consider, among other matters: (i) the initial approval of the Investment Advisory Contract and related Supplement (the “Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) the initial approval of the Sub-Advisory Agreement (the “Sub-Advisory Contract”) between the Adviser and HSBC Global Asset Management (France) (“AMFR” or the “Sub-Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser would provide; (ii) the personnel who would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser or the Sub-Adviser; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Adviser; (v) the fees to be received by the Adviser and Sub-Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the draft prospectus of the Fund; (viii) compliance-related matters pertaining to the Adviser and the Sub-Adviser; and (ix) other information regarding the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting, including the performance record, underlying models and portfolio management process of similar portfolios managed by the Adviser and Sub-Adviser; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser and AMFR, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the quality and experience of the personnel of the Adviser and Sub-Adviser. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

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Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (iv) the capabilities and performance of the Adviser’s and Sub-Adviser’s portfolio management teams and other personnel.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser supported the initial approval of the Agreements for the Fund.

Investment Performance of the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-U.S. accounts that are managed by the Adviser or the Sub-Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Agreements for the Fund.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and Sub-Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser; and the services provided by the Adviser and the Sub-Adviser. In addition, the Board discussed the distinction between the services provided by the Adviser pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

Investment Adviser Contract Approval (HSBC Prime 60 Money Market Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory agreement for the Prime 60 Money Market Fund, a series of the Trust (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

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Investment Adviser Contract Approval (Unaudited) (continued)

Approval of Advisory Contract of the Fund

The Board, including the Independent Trustees of the Trust, met on March 10, 2016 (in person) to consider, among other matters, the initial approval of the Investment Advisory Contract and related Supplement (“Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contract. This information included, among other things, information about: (i) the services that the Adviser would provide; (ii) the personnel who would provide such services; (iii) the fees to be received by the Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (iv) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (v) the draft prospectus of the Fund; (vi) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Contract.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services with respect to the Fund and other Money Market Funds; and (x) additional information provided by the Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Advisory Contract with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser to the Fund, as well as the quality and experience of the Adviser’s personnel. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

The Board also considered the yield support provided to the Adviser’s other Money Market Funds, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own compliance with the Trust’s compliance policies and procedures and investment objectives.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser supported the initial approval of the Advisory Contract.

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Investment Adviser Contract Approval (Unaudited) (continued)

Investment Performance of the Adviser. The Board, including the Independent Trustees, considered the investment performance of the Money Market Funds that are managed by the Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Advisory Contract for the Fund.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Advisory Contract and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Fund, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Advisory Contract, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the Advisory Contract.

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Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare the cost with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Emerging Markets Debt Fund	Class A	$1,000.00	$1,044.80	$6.10	1.20%
	Class I	1,000.00	1,045.80	4.32	0.85%

Emerging Markets Local Debt Fund	Class A	1,000.00	1,085.40	6.22	1.20%
	Class I	1,000.00	1,086.20	4.41	0.85%

Frontier Markets Fund	Class A	1,000.00	976.90	10.81	2.20%
	Class I	1,000.00	979.30	9.10	1.85%

Total Return Fund	Class A	1,000.00	1,016.50	8.02	1.60%
	Class I	1,000.00	1,018.70	6.27	1.25%
	Class S	1,000.00	1,018.40	5.77	1.15%

Asia ex-Japan Smaller Companies
Equity Fund	Class A	1,000.00	1,023.90	8.81	1.75%
	Class I	1,000.00	1,025.90	7.05	1.40%
	Class S	1,000.00	1,027.00	6.55	1.30%

Global High Yield Bond Fund	Class A	1,000.00	1,021.90	5.78	1.15%
	Class I	1,000.00	1,023.10	4.02	0.80%

Global High Income Bond Fund	Class A	1,000.00	1,032.30	5.81	1.15%
	Class I	1,000.00	1,034.50	4.05	0.80%

122        HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited) (continued)

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Global Equity Volatility Focused Fund**	Class A	1,000.00	1,007.40	6.35	1.30%
	Class I	1,000.00	1,008.90	4.64	0.95%

Euro High Yield Bond Fund***	Class A	1,000.00	1,057.00	3.01	1.05%
	Class I	1,000.00	1,057.00	2.29	0.80%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).
**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 178/366 (to reflect the stub period 11/4/2015 to 04/30/2016).
***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 102/366 (to reflect the stub period 1/19/2016 to 04/30/2016).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Emerging Markets Debt Fund	Class A	$1,000.00	$1,018.90	$6.02	1.20%
	Class I	1,000.00	1,020.64	4.27	0.85%

Emerging Markets Local Debt Fund	Class A	1,000.00	1,018.90	6.02	1.20%
	Class I	1,000.00	1,020.64	4.27	0.85%

Frontier Markets Fund	Class A	1,000.00	1,013.92	11.02	2.20%
	Class I	1,000.00	1,015.66	9.27	1.85%

Total Return Fund	Class A	1,000.00	1,016.91	8.02	1.60%
	Class I	1,000.00	1,018.65	6.27	1.25%
	Class S	1,000.00	1,019.14	5.77	1.15%

HSBC FAMILY OF FUNDS        123

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)
					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Asia ex-Japan Smaller Companies
Equity Fund	Class A	$1,000.00	$1,016.16	$8.77	1.75%
	Class I	1,000.00	1,017.90	7.02	1.40%
	Class S	1,000.00	1,018.40	6.52	1.30%

Global High Yield Bond Fund	Class A	1,000.00	1,019.14	5.77	1.15%
	Class I	1,000.00	1,020.89	4.02	0.80%

Global High Income Bond Fund	Class A	1,000.00	1,019.14	5.77	1.15%
	Class I	1,000.00	1,020.89	4.02	0.80%

Global Equity Volatility Focused Fund	Class A	1,000.00	1,018.40	6.52	1.30%
	Class I	1,000.00	1,020.14	4.77	0.95%

Euro High Yield Bond Fund	Class A	1,000.00	1,019.64	5.27	1.05%
	Class I	1,000.00	1,020.89	4.02	0.80%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

124        HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Additional Information (Unaudited)

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on April 14, 2016, April 29, 2016, May 13, 2016 and May 20, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following four proposals:

1.	To approve the election of five nominees to serve as Trustees of the Trusts;

2.	To approve the reorganization of each Trust into a single newly established Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable;

3.	To approve an amendment to the current “managers of managers” arrangement;

4.	To approve revisions to the Funds’ fundamental investment policies.

Approval of election of five nominees to serve as Trustees and reorganization of each Trust into a singly newly established Delaware statutory trust on behalf of the Trust:

HSBC Funds
Outstanding Shares		16,060,025,193
Total Voted		9,043,292,637

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		9,022,507,379	20,785,258	Approved 4/14/16
Susan C. Gause		9,022,783,189	20,509,447	Approved 4/14/16
Deborah A. Hazell		9,022,560,172	20,732,466	Approved 4/14/16
Susan S. Huang		9,022,895,575	20,397,060	Approved 4/14/16
Thomas F. Robards		9,022,901,096	20,391,540	Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	7,493,931,679	29,256,209	140,639,881	Approved 4/14/16

Approval of an amendment to the current “managers of managers” arrangement and revisions to the funds’ fundamental investment policies on behalf of the following funds:

HSBC Emerging Markets Debt Fund
Outstanding Shares	1,188,399
Total Voted	945,808

	Total For	Total Against	Total Abstain	Result
Manager of Managers	602,810	2,367	8,703	Approved 4/29/16

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	600,858	3,925	9,098	Approved 4/29/16
4b. The issuance of senior securities	602,895	1,206	9,780	Approved 4/29/16
4c. Underwriting	602,891	1,974	9,016	Approved 4/29/16
4d. Industry Concentration	602,476	1,892	9,513	Approved 4/29/16
4e. Real Estate	607,061	3,451	3,369	Approved 4/29/16
4f. Commodities	608,691	2,170	3,020	Approved 4/29/16
4g. Loans	608,139	3,369	2,373	Approved 4/29/16

HSBC FAMILY OF FUNDS        125

HSBC FAMILY OF FUNDS
Additional Information (Unaudited) (continued)

HSBC Emerging Markets Local Debt Fund
Outstanding Shares	2,014,540
Total Voted	2,002,919

	Total For	Total Against	Total Abstain	Result
Manager of Managers	717,988	7,557	16,918	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	713,545	9,751	19,167	Not Approved
4b. The issuance of senior securities	714,186	10,316	17,961	Not Approved
4c. Underwriting	713,925	6,422	22,115	Not Approved
4d. Industry Concentration	717,445	6,607	18,411	Not Approved
4e. Real Estate	717,167	9,496	15,800	Not Approved
4f. Commodities	713,922	13,424	15,117	Not Approved
4g. Loans	714,179	10,915	17,369	Not Approved

HSBC Total Return Fund
Outstanding Shares	46,928,518
Total Voted	43,502,692

	Total For	Total Against	Total Abstain	Result
Manager of Managers	40,188,092	54,041	5,301	Approved 4/14/16

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	40,193,789	48,080	5,565	Approved 4/14/16
4b. The issuance of senior securities	40,195,823	46,046	5,565	Approved 4/14/16
4c. Underwriting	40,192,922	47,426	7,086	Approved 4/14/16
4d. Industry Concentration	40,194,302	46,046	7,086	Approved 4/14/16
4e. Real Estate	40,131,353	111,315	4,764	Approved 4/14/16
4f. Commodities	40,132,178	110,490	4,764	Approved 4/14/16
4g. Loans	40,193,068	49,601	4,764	Approved 4/14/16

HSBC Frontier Markets Fund
Outstanding Shares	6,322,416
Total Voted	5,835,934

	Total For	Total Against	Total Abstain	Result
Manager of Managers	4,856,878	13,716	6,389	Approved 4/14/16

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	4,847,437	17,636	11,909	Approved 4/14/16
4b. The issuance of senior securities	4,847,437	17,636	11,909	Approved 4/14/16
4c. Underwriting	4,848,754	16,319	11,909	Approved 4/14/16
4d. Industry Concentration	4,847,437	16,319	13,226	Approved 4/14/16
4e. Real Estate	4,645,143	219,602	12,237	Approved 4/14/16
4f. Commodities	4,645,143	219,602	12,237	Approved 4/14/16
4g. Loans	4,848,426	12,237	16,319	Approved 4/14/16
4h. Diversification	4,851,029	16,319	12,237	Approved 4/14/16

126        HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Additional Information (Unaudited) (continued)

HSBC Asia ex-Japan Smaller Companies Equity Fund
Outstanding Shares	1,031,196
Total Voted	1,024,826

	Total For	Total Against	Total Abstain	Result
Manager of Managers	1,024,826	—	—	Approved 4/14/16

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	1,024,826	—	—	Approved 4/14/16
4b. The issuance of senior securities	1,024,826	—	—	Approved 4/14/16
4c. Underwriting	1,024,826	—	—	Approved 4/14/16
4d. Industry Concentration	1,024,826	—	—	Approved 4/14/16
4e. Real Estate	1,024,826	—	—	Approved 4/14/16
4f. Commodities	1,024,826	—	—	Approved 4/14/16
4g. Loans	1,024,826	—	—	Approved 4/14/16
4h. Diversification	1,024,826	—	—	Approved 4/14/16

HSBC Global High Income Bond Fund
Outstanding Shares	2,549,637
Total Voted	2,549,637

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	2,549,637	—	—	Approved 4/14/16
4b. The issuance of senior securities	2,549,637	—	—	Approved 4/14/16
4c. Underwriting	2,549,637	—	—	Approved 4/14/16
4d. Industry Concentration	2,549,637	—	—	Approved 4/14/16
4e. Real Estate	2,549,637	—	—	Approved 4/14/16
4f. Commodities	2,549,637	—	—	Approved 4/14/16
4g. Loans	2,549,637	—	—	Approved 4/14/16
4h. Diversification	2,549,637	—	—	Approved 4/14/16

HSBC Global High Yield Bond Fund
Outstanding Shares	2,569,994
Total Voted	2,565,556

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	2,565,556	—	—	Approved 4/14/16
4b. The issuance of senior securities	2,565,556	—	—	Approved 4/14/16
4c. Underwriting	2,565,556	—	—	Approved 4/14/16
4d. Industry Concentration	2,565,556	—	—	Approved 4/14/16
4e. Real Estate	2,565,556	—	—	Approved 4/14/16
4f. Commodities	2,565,556	—	—	Approved 4/14/16
4g. Loans	2,565,556	—	—	Approved 4/14/16
4h. Diversification	2,565,556	—	—	Approved 4/14/16

HSBC FAMILY OF FUNDS        127

HSBC FAMILY OF FUNDS
Additional Information (Unaudited) (continued)

HSBC Global Equity Volatility Focused Fund
Outstanding Shares	1,002,865
Total Voted	1,002,865

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	1,002,865	—	—	Approved 4/14/16
4b. The issuance of senior securities	1,002,865	—	—	Approved 4/14/16
4c. Underwriting	1,002,865	—	—	Approved 4/14/16
4d. Industry Concentration	1,002,865	—	—	Approved 4/14/16
4e. Real Estate	1,002,865	—	—	Approved 4/14/16
4f. Commodities	1,002,865	—	—	Approved 4/14/16
4g. Loans	1,002,865	—	—	Approved 4/14/16
4h. Diversification	1,002,865	—	—	Approved 4/14/16

128        HSBC FAMILY OF FUNDS

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS        129

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Frontier Markets Fund
HSBC Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

HSBC Asia ex-Japan Smaller Companies Equity Fund
HSBC Global Asset Management (Hong Kong) Limited
Level 22, HSBC Main Building
1 Queen’s Road Central, Hong Kong

HSBC Global High Yield Bond Fund
HSBC Euro High Yield Bond Fund (USD Hedged)
HSBC Global High Income Bond Fund
HSBC Global Asset Management (France)
4 place de la Pyramide
Immcuble Ile-de-France
92800 Put eaux
La Défence 9, France

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, Ohio 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank  USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured  by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to  investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully  before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective  investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EM-0616	6/16

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC FUNDS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 24, 2016

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 24, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 24, 2016